UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

AIRLINES—0.58%
Air China Ltd. Class H	38,000	$10,149
China Eastern Airlines Corp. Ltd. Class H(a)	24,000	2,911
China Southern Airlines Co. Ltd. Class H(a)	21,000	3,143

		16,203
AUTO MANUFACTURERS—0.89%
Denway Motors Ltd.	64,000	15,442
Dongfeng Motor Group Co. Ltd. Class H	30,000	8,129
Great Wall Motor Co. Ltd. Class H	4,500	1,312

		24,883
AUTO PARTS & EQUIPMENT—0.08%
Weichai Power Co. Ltd. Class H	1,000	2,297

		2,297
BANKS—20.74%
Bank of China Ltd. Class H(b)	292,000	83,262
Bank of Communications Co. Ltd. Class H	83,000	47,334
BOC Hong Kong (Holdings) Ltd.	40,000	44,281
China CITIC Bank Class H	48,000	14,244
China Construction Bank Class H	239,000	114,097
China Merchants Bank Co. Ltd. Class H	31,000	45,997
CITIC International Financial Holdings Ltd.(a)(c)	28,000	17,702
Industrial and Commercial Bank of China (Asia) Ltd.	8,000	8,258
Industrial and Commercial Bank of China Ltd. Class H	448,000	204,623

		579,798
BEVERAGES—0.25%
Tsingtao Brewery Co. Ltd. Class H	4,000	6,988

		6,988
BUILDING MATERIALS—0.44%
Anhui Conch Cement Co. Ltd. Class H(a)	4,000	12,309

		12,309
CHEMICALS—0.50%
China BlueChemical Ltd. Class H	24,000	8,887
Sinopec Shanghai Petrochemical Co. Ltd. Class H	28,000	5,166

		14,053
COAL—4.10%
China Coal Energy Co. Class H	48,000	27,745
China Shenhua Energy Co. Ltd. Class H	40,000	72,254
Yanzhou Coal Mining Co. Ltd. Class H	24,000	14,709

		114,708

COMMERCIAL SERVICES—1.34%
Anhui Expressway Co. Class H	4,000	1,497
COSCO Pacific Ltd.	12,000	8,516
Jiangsu Expressway Co. Ltd. Class H	16,000	10,900
Shenzhen Expressway Co. Ltd. Class H	8,000	2,673
Shenzhen International Holdings Ltd.	140,000	4,606
Zhejiang Expressway Co. Ltd. Class H	20,000	9,238

		37,430
COMPUTERS—0.78%
Lenovo Group Ltd.	74,000	21,674

		21,674
DIVERSIFIED FINANCIAL SERVICES—0.32%
China Everbright Ltd.	10,000	8,929

		8,929
ELECTRIC—2.35%
China Resources Power Holdings Co. Ltd.	16,000	29,686
Datang International Power Generation Co. Ltd. Class H	38,000	13,924
Huadian Power International Corp. Ltd. Class H	14,000	2,547
Huaneng Power International Inc. Class H	40,000	19,457

		65,614
ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
BYD Co. Ltd. Class H	5,500	9,225
Dongfang Electric Co. Ltd. Class H	2,000	3,798
Harbin Power Equipment Co. Ltd. Class H	8,000	4,232

		17,255
ENGINEERING & CONSTRUCTION—3.30%
Beijing Capital International Airport Co. Ltd. Class H	20,000	10,838
China Communications Construction Co. Ltd. Class H	50,000	34,063
China Railway Construction Corp. Class H(a)	19,500	23,600
China Railway Group Ltd. Class H(a)	42,000	23,844

		92,345
ENVIRONMENTAL CONTROL—0.04%
Tianjin Capital Environmental Protection Co. Ltd. Class H	12,000	1,161

		1,161
FOOD—0.25%
China Foods Ltd.(b)	14,000	3,613
Lianhua Supermarket Holdings Co. Ltd. Class H	3,000	3,484

		7,097
HOLDING COMPANIES - DIVERSIFIED—3.84%
Beijing Enterprises Holdings Ltd.	4,000	15,483
China Merchants Holdings (International) Co. Ltd.	16,000	37,159
China Resources Enterprise Ltd.	14,000	27,095
CITIC Pacific Ltd.(b)	13,000	10,165
Guangdong Investment Ltd.	22,000	6,529
Shanghai Industrial Holdings Ltd.	7,000	10,838

		107,269

INSURANCE—11.73%
China Insurance International Holdings Co. Ltd.	8,000	18,373
China Life Insurance Co. Ltd. Class H	79,000	207,427
PICC Property & Casualty Co. Ltd. Class H(a)	42,000	11,163
Ping An Insurance (Group) Co. of China Ltd. Class H	22,000	90,833

		327,796
IRON & STEEL—0.38%
Angang New Steel Co. Ltd. Class H	12,000	7,091
Maanshan Iron & Steel Co. Ltd. Class H	20,000	3,587

		10,678
MACHINERY—0.25%
Shanghai Electric Group Corp. Class H(a)	24,000	6,967

		6,967
METAL FABRICATE & HARDWARE—0.27%
Jiangxi Copper Co. Ltd. Class H	16,000	7,514

		7,514
MINING—1.11%
Aluminum Corp. of China Ltd. Class H	34,000	12,503
China Molybdenum Co. Ltd. Class H	10,000	3,019
Zhaojin Mining Industry Co. Ltd. Class H	5,000	1,781
Zijin Mining Group Co. Ltd. Class H	46,000	13,651

		30,954
OIL & GAS—14.47%
China Petroleum & Chemical Corp. Class H	192,000	124,607
CNOOC Ltd.	138,000	112,174
CNPC Hong Kong Ltd.	10,000	2,980
PetroChina Co. Ltd. Class H	224,000	164,739

		404,500
OIL & GAS SERVICES—0.31%
China Oilfield Services Ltd. Class H	16,000	8,526

		8,526
PHARMACEUTICALS—0.02%
Guangzhou Pharmaceutical Co. Ltd. Class H	2,000	470

		470
REAL ESTATE—1.93%
Beijing North Star Co. Class H	8,000	774
China Overseas Land & Investment Ltd.	42,000	45,953
Guangzhou R&F Properties Co. Ltd. Class H(b)	12,000	5,496
Shenzhen Investment Ltd.	18,000	1,812

		54,035
SOFTWARE—0.08%
Travelsky Technology Ltd. Class H	9,000	2,113

		2,113
TELECOMMUNICATIONS—27.42%
China Communications Services Corp. Ltd. Class H	22,000	11,241
China Mobile Ltd.	65,000	568,612
China Telecom Corp. Ltd. Class H	196,000	68,786
China Unicom (Hong Kong) Ltd.	78,128	110,885
ZTE Corp. Class H	3,200	7,019

		766,543

TEXTILES—0.04%
Weiqiao Textile Co. Ltd.	5,500	1,107

		1,107
TRANSPORTATION—1.50%
China COSCO Holdings Co. Ltd. Class H	22,500	11,583
China Shipping Container Lines Co. Ltd. Class H	42,000	4,660
China Shipping Development Co. Ltd. Class H	14,000	13,150
Guangshen Railway Co. Ltd. Class H	20,000	7,535
Sinotrans Ltd. Class H	23,000	4,986

		41,914

TOTAL COMMON STOCKS
(Cost: $4,867,549)		2,793,130

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.04%

MONEY MARKET FUNDS—2.04%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	759	759
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	56,200	56,200

		56,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,959)		56,959

TOTAL INVESTMENTS IN SECURITIES—101.97%
(Cost: $4,924,508)		2,850,089
Other Assets, Less Liabilities—(1.97)%		(55,012)

NET ASSETS—100.00%		$2,795,077

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—96.75%

AUSTRALIA—4.70%
ABB Grain Ltd.	9,748	$53,058
Arrow Energy Ltd.(a)	18,436	30,165
Australian Worldwide Exploration Ltd.(a)	19,808	32,671
Babcock & Brown Japan Property Trust	68,832	19,981
Babcock & Brown Wind Partners Ltd.	35,628	19,862
Beach Petroleum Ltd.	39,612	25,350
Bradken Ltd.	4,780	15,610
Centennial Coal Co. Ltd.	13,504	31,182
ConnectEast Group	60,740	29,053
Cromwell Group	28,248	11,555
David Jones Ltd.	16,288	32,990
Energy World Corp. Ltd.(a)	12,520	3,139
Felix Resources Ltd.	1,800	14,084
FKP Property Group	14,484	10,989
Gindalbie Metals Ltd.(a)(b)	13,708	3,753
Healthscope Ltd.	10,892	30,972
IBA Health Group Ltd.(a)	20,108	8,623
Independence Group NL	5,396	5,020
ING Industrial Fund	39,580	8,748
IOOF Holdings Ltd.	7,384	20,461
JB Hi-Fi Ltd.	6,424	37,127
Kagara Ltd.(a)	12,428	4,346
Lynas Corp. Ltd.(a)(b)	20,104	4,244
Macarthur Coal Ltd.	4,624	18,487
Macquarie Leisure Trust Group	29,944	22,324
Midwest Corp. Ltd.(a)	2,836	11,900
Monadelphous Group Ltd.	3,468	18,304
Mount Gibson Iron Ltd.(a)	17,340	4,633
Murchison Metals Ltd.(a)	15,052	7,547
Nexus Energy Ltd.(a)	15,848	5,698
Octaviar Ltd.(c)	8,924	5,829
Pacific Brands Ltd.	21,252	14,021
PanAust Ltd.(a)	46,584	6,761
Platinum Asset Management Ltd.	3,712	7,935
Platinum Australia Ltd.(a)	7,116	2,770
Primary Health Care Ltd.	12,992	39,429
Queensland Gas Co. Ltd.(a)	14,524	55,098
Riversdale Mining Ltd.(a)	5,260	10,584
Roc Oil Co. Ltd.(a)	20,740	8,415
Seek Ltd.	7,540	16,416
Silex Systems Ltd.(a)	5,912	15,212
Sino Gold Mining Ltd.(a)(b)	11,437	26,409
St. Barbara Ltd.(a)	55,064	8,356
Straits Resources Ltd.	9,336	7,884
Sundance Resources Ltd.(a)	53,236	3,337
Sunland Group Ltd.	12,540	8,149

Sunshine Gas Ltd.(a)	7,896	18,545
Transfield Services Ltd.	5,660	15,198
Transpacific Industries Group Ltd.	5,748	13,538
United Group Ltd.	4,624	29,012
Western Areas NL(a)(b)	4,864	12,997

		867,771
AUSTRIA—1.49%
Andritz AG	1,600	44,859
bwin Interactive Entertainment AG(a)	888	15,821
BWT AG	1,068	21,736
Intercell AG(a)	1,520	42,018
Oesterreichische Post AG	1,392	40,068
Palfinger AG(b)	1,460	22,957
RHI AG(a)	2,216	34,282
Schoeller-Bleckmann Oilfield Equipment AG	428	15,061
UNIQA Versicherungen AG	1,956	39,065

		275,867
BELGIUM—2.03%
Ackermans & van Haaren NV	1,228	69,932
AGFA-Gevaert NV(a)	4,364	17,985
Befimmo SCA	656	48,796
Compagnie Maritime Belge SA	612	11,742
EVS Broadcast Equipment SA	416	26,565
NV Bekaert SA	776	75,611
Omega Pharma SA	956	34,852
Option NV(a)(b)	4,960	14,403
RHJ International SA(a)	6,536	34,975
Telenet Group Holding NV(a)	2,632	40,517

		375,378
DENMARK—1.63%
ALK-Abello A/S	320	25,337
Bang & Olufsen A/S Class B	928	20,384
Dampskibsselskabet TORM A/S	1,516	24,394
DSV A/S	5,280	62,935
Genmab A/S(a)	884	39,588
GN Store Nord A/S(a)	7,804	16,876
Simcorp A/S	200	16,347
Sydbank A/S	2,224	34,083
Topdanmark A/S(a)	568	60,932

		300,876
FINLAND—2.17%
Amer Sports OYJ Class A	3,920	26,345
Cargotec Corp. Class B	1,028	14,131
Citycon OYJ	9,988	23,431
Elisa OYJ Class A	3,676	54,864
Huhtamaki OYJ	5,892	39,225
Konecranes OYJ	1,488	25,095
M-real OYJ Class B	9,052	13,774
Orion OYJ Class B	2,688	39,232
Outotec OYJ	1,036	13,676
Pohjola Bank PLC Class A	3,512	46,493
TietoEnator OYJ	2,100	23,167
Uponor OYJ	2,688	25,393
Vacon PLC	1,164	35,498
YIT OYJ	3,316	20,478

		400,802

FRANCE—6.23%
Altran Technologies SA(a)	3,620	17,994
BioMerieux SA	688	55,372
Bollore SA	328	40,340
BOURBON SA(b)	1,372	38,188
Compagnie Plastic Omnium	960	10,286
Derichebourg	4,428	13,757
Etablissements Maurel et Prom	3,128	36,690
Fimalac SA	664	28,602
Fonciere des Regions	624	40,908
Groupe Eurotunnel SA(a)	4,516	30,637
Guyenne et Gascogne SA	636	47,582
Havas SA	14,728	28,948
IMS International Metal Service	1,120	19,599
Ipsos SA	2,080	51,828
M6-Metropole Television	3,420	53,342
Neopost SA	944	78,286
Nexans SA	660	37,176
Nexity	912	7,829
NicOx SA(a)(b)	1,524	12,658
Rhodia SA	2,560	21,620
Rubis SA	1,084	59,491
Saft Groupe SA	1,020	29,412
SCOR SE	4,288	69,327
Sechilienne-Sidec	1,172	44,510
Societe de la Tour Eiffel	360	20,059
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	59,971
Soitec SA(a)	3,528	12,392
SR Teleperformance SA	2,212	47,179
Theolia SA(a)	912	6,233
Thomson(a)	11,776	16,276
Ubisoft Entertainment(a)	1,092	57,008
Zodiac SA	1,480	57,221

		1,150,721
GERMANY—4.99%
Aareal Bank AG	1,288	10,289
AIXTRON AG	4,124	20,552
Bauer AG	568	20,138
Bilfinger Berger AG	856	38,740
Conergy AG(a)	1,980	10,821
Demag Cranes AG	1,008	19,288
DEUTZ AG	4,724	14,496
DIC Asset AG	1,424	10,690
Douglas Holding AG	1,688	62,758
ElringKlinger AG	1,884	15,051
Freenet AG(a)	2,320	13,797
FUCHS PETROLUB AG	752	46,468
Gildemeister AG	1,716	16,189
Heidelberger Druckmaschinen AG	2,640	24,773
IVG Immobilien AG	2,388	15,716
Kontron AG	3,164	24,193
LEONI AG	1,272	15,791
MLP AG(b)	3,084	37,894
MTU Aero Engines Holding AG	1,320	25,543
Norddeutsche Affinerie AG	1,684	54,004
Nordex AG(a)	844	11,130

Praktiker Bau- und Heimwerkermaerkte Holding AG	2,136	16,820
Premiere AG(a)	3,144	7,296
QIAGEN NV(a)	4,712	67,996
RHON KLINIKUM AG	1,764	37,512
SGL Carbon AG(a)	1,600	30,981
Software AG	700	34,502
SOLON AG fur Solartechnik(a)(b)	284	8,416
Stada Arzneimittel AG	1,516	45,906
Symrise AG	3,044	37,171
Tognum AG	2,732	29,862
United Internet AG Registered	3,580	31,777
Wincor Nixdorf AG	1,100	47,313
Wirecard AG(a)	2,916	16,787

		920,660
HONG KONG—2.33%
APAC Resources Ltd.(a)	160,000	5,574
China Everbright International Ltd.(b)	140,000	11,741
China Gas Holdings Ltd.	80,000	6,400
China Grand Forestry Green Resources Group Ltd.(a)(b)	168,000	5,636
China Green Holdings Ltd.	48,000	36,540
China Huiyuan Juice Group Ltd.(b)	56,000	64,161
China Mining Resources Group Ltd.(a)	240,000	7,463
China Power New Energy Development Co. Ltd.(a)	160,000	3,117
China State Construction International Holdings Ltd.	64,000	6,854
China Yurun Food Group Ltd.	36,000	41,804
Chow Sang Sang Holdings International Ltd.	32,000	14,079
Daphne International Holdings Ltd.	24,000	4,738
eSun Holdings Ltd.(a)	40,000	1,342
FU JI Food and Catering Services Holdings Ltd.	16,000	8,258
Fushan International Energy Group Ltd.(a)	64,000	11,643
Hi Sun Technology (China) Ltd.(a)	48,000	3,530
HKR International Ltd.	67,200	16,300
Matsunichi Communication Holdings Ltd.(a)	32,000	14,864
Midland Holdings Ltd.	32,000	12,841
Minth Group Ltd.(b)	48,000	16,474
Pacific Basin Shipping Ltd.	44,000	22,538
Peace Mark Holdings Ltd.	30,000	5,806
Polytec Asset Holdings Ltd.	160,000	6,709
Ports Design Ltd.	18,000	20,321
Regal Hotels International Holdings Ltd.	36,000	6,689
Rexcapital Financial Holdings Ltd.(a)	200,000	3,664
Samling Global Ltd.	184,000	8,903
Shougang Concord International Enterprises Co. Ltd.	88,000	7,040
Sinolink Worldwide Holdings Ltd.	144,000	8,175
SRE Group Ltd.(b)	120,000	5,884
Tian An China Investments Co. Ltd.	44,400	12,030
VTech Holdings Ltd.(b)	8,000	29,624

		430,742
IRELAND—0.92%
C&C Group PLC	9,608	13,889
DCC PLC	3,292	51,053
Grafton Group PLC(a)	9,148	27,260
Greencore Group PLC	10,488	16,358

Independent News & Media PLC	21,048	17,082
Kingspan Group PLC	6,288	35,881
Smurfit Kappa Group PLC	4,336	7,698

		169,221
ISRAEL—0.44%
Hadera Paper Ltd.(a)	1,084	46,685
Retalix Ltd.(a)	4,712	35,191

		81,876
ITALY—4.45%
Autostrada Torino-Milano SpA	4,092	31,704
Azimut Holding SpA	6,204	35,087
Banca Italease SpA(a)	4,804	22,920
Banca Piccolo Credito Valtellinese Scrl	8,456	63,264
Banca Popolare dell’Etruria e del Lazio Scrl	5,136	33,215
COFIDE SpA	41,796	19,875
Danieli SpA RNC	2,020	14,703
ERG SpA	4,476	59,028
Gemina SpA(a)	33,624	19,315
Gruppo Coin SpA(a)	5,856	13,738
Gruppo Editoriale L’Espresso SpA(b)	20,524	30,320
Hera SpA	32,100	70,215
Impregilo SpA(a)(b)	10,308	27,057
Indesit Co. SpA	3,284	26,443
Interpump Group SpA	7,556	42,637
Permasteelisa SpA	3,164	45,537
Piaggio & C. SpA	13,360	23,718
Pirelli & C. Real Estate SpA	1,712	11,940
Premafin Finanziaria SpA	17,828	31,197
Prysmian SpA	3,416	40,934
RCS MediaGroup SpA	21,428	35,595
Societa Cattolica di Assicurazioni Scrl	1,696	61,292
Societa Iniziative Autostradali e Servizi SpA	4,536	29,277
Sorin SpA(a)	24,644	16,969
Tiscali SpA(a)	18,984	16,430

		822,410
JAPAN—22.07%
Adeka Corp.	10,000	62,227
Akebono Brake Industry Co. Ltd.(b)	6,800	39,134
Amano Corp.	5,600	36,954
Atrium Co. Ltd.	2,000	4,474
Bank of Okinawa Ltd. (The)	2,400	74,916
COMSYS Holdings Corp.	8,000	55,963
Culture Convenience Club Co. Ltd.	2,000	12,974
Daibiru Corp.	3,600	29,210
Daiei Inc. (The)(a)	2,000	9,517
Daifuku Co. Ltd.	4,000	21,108
Daihen Corp.	8,000	18,302
Daiseki Co. Ltd.	1,200	27,026
Doutor Nichires Holdings Co. Ltd.	9,200	141,905
Duskin Co. Ltd.	2,800	44,214
eAccess Ltd.	76	34,967
Eighteenth Bank Ltd. (The)	28,000	82,562
FUJISOFT Inc.	2,000	33,289
Furukawa Co. Ltd.	20,000	19,115
Futaba Industrial Co. Ltd.	4,000	24,199
Fuyo General Lease Co. Ltd.	1,600	22,434
GEO Corp.	36	25,916

Glory Ltd.	2,400	33,993
Goldcrest Co. Ltd.	1,160	16,819
Gourmet Kineya Co. Ltd.	4,000	27,575
GS Yuasa Corp.	12,000	29,771
Hanwa Co. Ltd.	12,000	30,991
Heiwa Real Estate Co. Ltd.	14,000	37,865
Hitachi Kokusai Electric Inc.	4,000	18,912
Hitachi Zosen Corp.(a)	26,000	21,678
Honeys Co. Ltd.	1,920	11,147
HORIBA Ltd.	1,600	23,134
Hosiden Corp.	3,600	36,348
Inaba Denki Sangyo Co. Ltd.	3,600	87,850
Japan Airport Terminal Co. Ltd.	3,200	38,654
Japan Securities Finance Co. Ltd.	6,400	28,632
Japan Transcity Corp.	12,000	42,705
Joint Corp.	4,400	5,905
Juki Corp.	8,000	12,120
JVC KENWOOD Holdings Inc.(a)	24,000	12,933
Kadokawa Group Holdings Inc.(b)	2,400	43,486
Kagome Co. Ltd.	6,800	109,242
Kanematsu Corp.(a)	28,000	21,922
Kayaba Industry Co. Ltd.	8,000	15,292
Kenedix Inc.	24	3,521
Kisoji Co. Ltd.	6,000	117,804
Kiyo Holdings Inc.	48,000	76,624
Komori Corp.	2,800	31,459
K’s Holdings Corp.	2,000	32,740
Kureha Corp.	28,000	122,135
Kyowa Exeo Corp.	4,000	38,719
Makino Milling Machine Co. Ltd.	4,000	11,388
Marusan Securities Co. Ltd.	6,000	28,307
Meitec Corp.	3,200	62,796
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	114,448
Miraca Holdings Inc.	2,800	44,441
Mitsubishi Paper Mills Ltd.	32,000	45,552
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	22,125
Nachi-Fujikoshi Corp.	12,000	24,037
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	24,952
Nifco Inc.	4,000	57,184
Nihon Dempa Kogyo Co. Ltd.	1,200	14,873
Nihon Kohden Corp.	2,800	46,548
Nihon Unisys Ltd.	3,600	34,115
Nippon Carbon Co. Ltd.	8,000	18,302
Nippon Denko Co. Ltd.	4,000	17,895
Nippon Yakin Kogyo Co. Ltd.	4,000	10,859
Nissin Kogyo Co. Ltd.	2,400	21,670
NOF Corp.	16,000	43,925
Noritz Corp.	4,400	46,036
Oita Bank Ltd. (The)	16,000	97,936
Okumura Corp.	16,000	61,983
Orient Corp.(a)	10,000	10,981
OSG Corp.(b)	4,000	28,510
Pacific Holdings Co.	60	1,121
Parco Co. Ltd.	4,000	36,157
Park 24 Co. Ltd.	3,200	12,754
Right On Co. Ltd.	2,800	38,064
Ringer Hut Co. Ltd.	3,200	33,448
Risa Partners Inc.	12	2,801
Rohto Pharmaceutical Co. Ltd.	4,000	44,820
Ryosan Co. Ltd.	5,200	97,867

Sagami Chain Co. Ltd.	4,000	37,865
Saizeriya Co. Ltd.	4,400	65,407
Sanken Electric Co. Ltd.	8,000	28,063
Sankyu Inc.	12,000	37,214
Sanyo Special Steel Co. Ltd.	8,000	22,288
Showa Corp.	6,400	30,064
Star Micronics Co. Ltd.	2,000	21,352
Sumitomo Warehouse Co. Ltd. (The)	12,000	47,951
Tadano Ltd.	8,000	34,652
Telepark Corp.	32	26,355
Toagosei Co. Ltd.	20,000	41,891
TOC Co. Ltd.	8,000	23,345
Toho Bank Ltd. (The)	36,000	151,174
Toho Pharmaceutical Co. Ltd.	2,400	25,208
Tokai Tokyo Securities Co. Ltd.	12,000	32,089
Tokyo Dome Corp.	12,000	38,434
Tokyo Ohka Kogyo Co. Ltd.	4,800	64,765
Tokyo Tomin Bank Ltd. (The)	1,600	21,149
Toyo Tanso Co. Ltd.(b)	800	27,331
Trans Cosmos Inc.(b)	2,800	19,445
Wacom Co. Ltd.	20	17,021
Yamanashi Chuo Bank Ltd. (The)	16,000	89,964
Yodogawa Steel Works Ltd.	16,000	66,213

		4,075,517
NETHERLANDS—3.64%
Aalberts Industries NV	3,088	27,841
ASM International NV(a)(b)	2,296	21,865
BinckBank NV	2,380	17,896
Crucell NV(a)	2,272	26,102
CSM NV	2,664	48,847
Draka Holding NV	1,116	13,302
Eurocastle Investment Ltd.	5,196	2,701
Gemalto NV(a)	2,604	72,017
Hunter Douglas NV	1,156	28,321
Imtech NV	2,524	38,087
KAS Bank NV	3,292	52,180
Koninklijke BAM Groep NV	2,508	22,007
Koninklijke Boskalis Westminster NV	1,564	51,068
Koninklijke Wessanen NV	4,040	24,692
Nutreco Holding NV	956	30,197
Oce NV	3,256	14,905
OPG Groep NV	2,912	41,431
Smit Internationale NV	480	31,955
TomTom NV(a)	1,076	8,111
USG People NV	1,504	15,524
Wavin NV	4,160	14,348
Wereldhave NV	836	68,885

		672,282
NEW ZEALAND—0.22%
Freightways Ltd.	23,972	41,101

		41,101
NORWAY—2.70%
Acergy SA	3,372	22,189
Aker ASA Class A	800	17,825
BW Offshore Ltd.(a)	16,000	15,424
DNO International ASA(a)	27,424	18,209
Ekornes ASA	4,529	47,092

Eltek ASA(a)	8,000	10,814
Ementor ASA(a)	3,436	10,412
Fred Olsen Energy ASA	848	27,775
Frontline Ltd.	1,480	45,287
Marine Harvest ASA(a)(b)	65,164	10,454
Norske Skogindustrier ASA(a)	9,220	31,499
Petroleum Geo-Services ASA(a)	4,220	20,780
Prosafe Production Public Ltd.(a)	8,160	20,121
Prosafe SE(a)	8,604	31,631
Revus Energy ASA(a)	1,600	24,242
Schibsted ASA	1,776	21,025
Sevan Marine ASA(a)	5,600	12,394
Subsea 7 Inc.(a)	2,800	22,043
Tandberg ASA	2,780	34,191
TGS-NOPEC Geophysical Co. ASA(a)	4,124	22,849
Tomra Systems ASA	6,816	31,588

		497,844
PORTUGAL—0.71%
Banif SGPS SA	8,388	12,551
Impresa SGPS SA(a)	20,764	15,535
Jeronimo Martins SGPS SA	6,088	30,964
Mota-Engil SGPS SA	10,420	33,495
Sonae Industria SGPS SA	7,796	20,562
Sonae SGPS SA	29,544	17,982

		131,089
SINGAPORE—1.22%
Ascendas Real Estate Investment Trust	52,000	55,368
CapitaRetail China Trust	36,000	13,101
CDL Hospitality Trusts	32,000	14,233
CH Offshore Ltd.	72,000	10,675
China Fishery Group Ltd.	32,000	11,214
China Hongxing Sports Ltd.(b)	132,000	16,012
Indofood Agri Resources Ltd.(a)	12,000	4,084
Jurong Technologies Industrial Corp. Ltd.	60,000	3,437
Kim Eng Holdings Ltd.	19,737	12,569
Raffles Education Corp. Ltd.	56,000	20,945
Singapore Petroleum Co. Ltd.	12,000	16,740
Straits Asia Resources Ltd.(b)	20,000	12,804
UOB-Kay Hian Holdings Ltd.	56,000	34,153

		225,335
SPAIN—4.41%
Abengoa SA	1,496	21,588
Banco Pastor SA(b)	6,488	53,394
Baron de Ley SA(a)	1,472	82,036
Bolsas y Mercados Espanoles	2,016	48,674
Construcciones y Auxiliar de Ferrocarriles SA	120	33,165
Ebro Puleva SA	4,824	62,211
FAES FARMA SA	5,598	28,607
Grupo Catalana Occidente SA	1,940	30,135
Grupo Empresarial ENCE SA	6,872	31,371
Iberia Lineas Aereas de Espana SA	16,904	39,441
Indra Sistemas SA(b)	4,180	80,461
La Seda de Barcelona SA Class B(a)	25,600	12,985
NH Hoteles SA(b)	6,084	45,595
Obrascon Huarte Lain SA	1,892	23,512
Prosegur Compania de Seguridad SA	1,700	47,792
Tecnicas Reunidas SA	600	16,913

Tubacex SA	7,008	24,704
Tubos Reunidos SA	7,872	20,563
Viscofan SA	3,588	61,194
Vocento SA	2,608	15,312
Zeltia SA(b)	6,896	34,016

		813,669
SWEDEN—3.32%
Avanza Bank Holding AB	2,644	24,424
Axis Communications AB	1,600	16,986
Brostrom AB Class B	7,600	55,090
Castellum AB	6,180	40,833
D. Carnegie & Co. AB	3,396	9,019
Eniro AB(b)	9,044	20,538
Getinge AB Class B	4,968	68,518
Hakon Invest AB	2,490	28,192
Hexagon AB Class B	4,800	30,791
Hexpol AB(a)	1,240	5,075
JM AB	2,400	12,624
Kinnevik Investment AB	5,708	43,207
Kungsleden AB	5,208	24,388
Lindab International AB	2,800	21,284
Lundin Petroleum AB(a)	6,232	29,023
Meda AB Class A	5,200	33,023
Modern Times Group MTG AB Class B	1,440	30,483
Nibe Industrier AB Class B	1,568	8,369
Niscayah Group AB	12,544	12,312
Q-Med AB	3,356	13,563
Ratos AB Class B	3,768	65,020
Trelleborg AB Class B	3,336	19,559

		612,321
SWITZERLAND—5.16%
Aryzta AG(a)	167	5,862
Aryzta AG Dublin(a)	1,389	49,264
Bank Sarasin & Compagnie AG Class B Registered	1,600	46,573
Banque Cantonale Vaudoise Registered	112	24,739
Basler Kantonalbank Participation Certificates	1,040	102,215
Bucher Industries AG Registered	360	38,495
Ciba Holding AG Registered	1,340	55,296
Forbo Holding AG Registered(a)	120	29,280
Galenica AG Registered	112	33,560
Georg Fischer AG Registered(a)	120	26,608
Helvetia Holding AG	152	25,675
Kaba Holding AG Class B Registered	200	42,635
Kudelski SA Bearer	1,884	19,597
Kuoni Reisen Holding AG Class B Registered	128	37,259
Logitech International SA Registered(a)	4,496	66,513
Mobimo Holding AG Registered(a)	372	43,632
Panalpina Welttransport Holding AG Registered	568	25,530
PSP Swiss Property AG Registered(a)	2,608	111,639
Rieter Holding AG Registered	184	31,506
Schmolz + Bickenbach AG Registered	704	14,465
Sulzer AG Registered	840	48,902
Valora Holding AG Registered	284	40,726
Vontobel Holding AG Registered	1,464	32,212

		952,183

UNITED KINGDOM—21.92%
Aberdeen Asset Management PLC	18,076	27,235
Admiral Group PLC	4,720	69,590
Aggreko PLC	7,136	49,954
Amlin PLC	11,948	61,149
Aquarius Platinum Ltd.	6,744	16,645
Aricom PLC(a)	29,316	5,684
ARM Holdings PLC	32,512	50,824
Arriva PLC	6,220	60,300
Ashtead Group PLC	23,180	15,918
Autonomy Corp. PLC(a)	4,960	78,418
AVEVA Group PLC	2,608	33,205
Axon Group PLC	1,708	17,524
Babcock International Group PLC	6,680	41,743
Balfour Beatty PLC	10,960	44,094
Barratt Developments PLC	10,216	12,710
Bellway PLC	4,028	35,047
Berkeley Group Holdings PLC (The) Units(a)	3,060	36,834
Bodycote PLC	10,028	20,010
Bovis Homes Group PLC	5,472	29,840
Britvic PLC	7,584	27,878
Brixton PLC	12,264	32,993
BSS Group PLC (The)	7,312	26,819
BTG PLC(a)	7,388	15,369
Carillion PLC	16,156	54,166
Carpetright PLC	2,796	20,442
Catlin Group Ltd.	4,420	24,531
Cattles PLC	22,848	12,090
Charter International PLC	3,768	24,657
Chemring Group PLC	1,436	36,891
Chloride Group PLC	12,384	26,412
Close Brothers Group PLC	5,444	47,059
Cookson Group PLC	5,160	16,716
Croda International PLC	4,276	35,305
CSR PLC(a)	3,752	12,352
Dairy Crest Group PLC	4,884	24,463
Dana Petroleum PLC(a)	2,672	43,086
De La Rue PLC	4,696	67,643
Debenhams PLC	31,932	19,606
Derwent London PLC	3,148	36,851
Dimension Data Holdings PLC	42,816	20,581
DS Smith PLC	14,104	15,154
DSG International PLC(b)	51,740	26,961
easyJet PLC(a)	7,340	36,528
FirstGroup PLC	10,384	68,496
Galiform PLC	22,968	8,350
Galliford Try PLC	43,108	31,692
GAME Group PLC (The)	13,132	27,477
Go-Ahead Group PLC (The)	1,636	35,685
Greene King PLC	6,636	34,284
Halfords Group PLC	11,244	40,241
Helphire Group PLC	7,592	12,757
Henderson Group PLC	21,884	18,564
Hikma Pharmaceuticals PLC	4,536	23,636
Hiscox Ltd.	12,648	49,966
HMV Group PLC	22,980	36,759
Homeserve PLC	2,184	44,816
Hunting PLC	4,676	32,412
IG Group Holdings PLC	9,488	44,074
IMI PLC	7,016	31,174

Imperial Energy Corp. PLC(a)	2,216	30,291
Inchcape PLC	11,976	15,287
Informa PLC	10,936	37,151
Inmarsat PLC	10,832	73,683
Intermediate Capital Group PLC	2,808	43,238
Interserve PLC	5,056	15,093
Intertek Group PLC	4,636	54,831
Investec PLC	12,184	46,263
JD Wetherspoon PLC	7,620	31,703
JKX Oil & Gas PLC	4,692	11,504
John Wood Group PLC	8,708	33,803
Keller Group PLC	2,636	22,147
Kier Group PLC	1,588	17,345
Laird PLC	5,920	15,567
London Stock Exchange Group PLC	4,924	44,434
Marston’s PLC	11,616	17,736
Meggitt PLC	17,204	37,735
Melrose PLC	11,902	17,115
Michael Page International PLC	9,288	30,014
Micro Focus International PLC	3,924	16,580
Misys PLC	15,408	27,447
Mitchells & Butlers PLC	10,032	25,327
Morgan Crucible Co. PLC (The)	8,416	14,550
N Brown Group PLC	8,228	29,248
National Express Group PLC	4,056	37,355
Northern Foods PLC	22,556	17,676
Northgate PLC	4,188	8,594
Northumbrian Water Group PLC	12,064	60,768
Pendragon PLC	56,952	4,647
Pennon Group PLC	9,532	82,551
Persimmon PLC	7,536	36,529
Petrofac Ltd.	5,376	37,308
Premier Farnell PLC	14,800	30,967
Premier Foods PLC	22,372	9,941
Premier Oil PLC(a)	3,120	37,304
Punch Taverns PLC	4,132	10,515
QinetiQ Group PLC	14,284	39,235
Randgold Resources Ltd.	2,292	73,325
Rathbone Brothers PLC	3,168	40,745
Redrow PLC	12,224	40,934
Regus PLC	18,608	14,056
RPS Group PLC	8,360	19,991
Savills PLC	7,276	26,775
Serco Group PLC	12,268	73,242
Shaftesbury PLC	6,220	33,492
Shanks Group PLC	10,592	21,435
SIG PLC	4,052	15,827
SOCO International PLC(a)	1,868	43,100
Spectris PLC	4,068	32,733
Spirent Communications PLC	29,784	25,987
SSL International PLC	5,908	39,830
Stagecoach Group PLC	18,016	53,852
Taylor Wimpey PLC	28,932	4,675
Travis Perkins PLC	3,944	18,592
TUI Travel PLC	16,352	49,777
Tullett Prebon PLC	7,600	28,949
UK Coal PLC(a)	5,332	8,314
UNITE Group PLC	7,440	18,092
Venture Production PLC	4,500	29,393
Victrex PLC	4,492	41,588

VT Group PLC	6,944	55,959
W.H. Smith PLC	6,749	40,647
W.S. Atkins PLC	3,012	25,818
Weir Group PLC (The)	5,556	31,106
Wellstream Holdings PLC	2,328	16,221
Woolworths Group PLC	149,928	10,295
Workspace Group PLC	12,196	19,706
Yell Group PLC	20,648	20,434

		4,048,032

TOTAL COMMON STOCKS
(Cost: $32,020,324)		17,865,697

Security	Shares	Value

INVESTMENT COMPANIES—2.33%

SINGAPORE—0.35%
Macquarie International Infrastructure Fund Ltd.	248,000	65,180

		65,180
SWITZERLAND—0.69%
Absolute Private Equity AG Bearer(a)	6,560	55,432
BB BIOTECH AG Registered	1,160	72,993

		128,425
UNITED KINGDOM—1.29%
BlackRock World Mining Trust PLC	5,880	24,037
Dexion Absolute Ltd.(a)	26,616	41,930
Lowland Investment Co. PLC	3,248	25,505
RIT Capital Partners PLC	3,556	58,605
SVG Capital PLC	6,696	32,214
Templeton Emerging Markets Investment Trust PLC	13,692	55,749

		238,040

TOTAL INVESTMENT COMPANIES
(Cost: $838,207)		431,645

Security	Shares	Value

PREFERRED STOCKS—0.14%

GERMANY—0.04%
ProSiebenSat.1 Media AG	2,676	7,940

		7,940
ITALY—0.10%
Istituto Finanziario Industriale SpA(a)	2,032	17,522

		17,522

TOTAL PREFERRED STOCKS
(Cost: $84,633)		25,462

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
FKP Property Group(a)(c)	5,172	0

		0
AUSTRIA—0.00%
UNIQA Versicherungen AG(a)(c)	1,956	0

		0

TOTAL RIGHTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.33%

MONEY MARKET FUNDS—3.33%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	2,521	2,521
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	612,337	612,337

		614,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $614,858)		614,858

TOTAL INVESTMENTS IN SECURITIES—102.55%
(Cost: $33,558,022)		18,937,662
Other Assets, Less Liabilities—(2.55)%		(471,347)

NET ASSETS—100.00%		$18,466,315

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

AIRLINES—1.00%
Air China Ltd. Class H(a)	168,840,000	$45,094,002

		45,094,002
BANKS—27.67%
Bank of China Ltd. Class H(a)	604,206,000	172,286,157
Bank of Communications Co. Ltd. Class H(a)	273,762,000	156,123,586
BOC Hong Kong (Holdings) Ltd.	133,263,000	147,526,471
China CITIC Bank Class H(a)	191,754,000	56,904,334
China Construction Bank Class H(a)	416,070,000	198,628,340
China Merchants Bank Co. Ltd. Class H(a)	100,098,000	148,523,892
Industrial and Commercial Bank of China Ltd. Class H(a)	817,668,000	373,467,954

		1,253,460,734
COAL—6.90%
China Coal Energy Co. Class H	211,050,000	121,993,432
China Shenhua Energy Co. Ltd. Class H	105,525,000	190,614,739

		312,608,171
ELECTRIC—3.03%
Datang International Power Generation Co. Ltd. Class H(a)	166,428,000	60,984,269
Huaneng Power International Inc. Class H(a)	156,780,000	76,261,456

		137,245,725
ENGINEERING & CONSTRUCTION—5.80%
China Communications Construction Co. Ltd. Class H(a)	229,140,000	156,101,801
China Railway Group Ltd. Class H(a)(b)	188,136,000	106,806,495

		262,908,296
HOLDING COMPANIES - DIVERSIFIED—3.09%
China Merchants Holdings (International) Co. Ltd.(a)	60,300,000	140,043,481

		140,043,481
INSURANCE—12.20%
China Life Insurance Co. Ltd. Class H(a)	145,926,000	383,151,184
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	41,004,000	169,297,008

		552,448,192
MINING—1.23%
Aluminum Corp. of China Ltd. Class H(a)	151,956,000	55,877,348

		55,877,348
OIL & GAS—18.01%
China Petroleum & Chemical Corp. Class H	446,220,000	289,594,357
CNOOC Ltd.	254,466,000	206,844,222
PetroChina Co. Ltd. Class H	434,160,000	319,299,138

		815,737,717

TELECOMMUNICATIONS—19.83%
China Mobile Ltd.	56,079,000	490,572,316
China Telecom Corp. Ltd. Class H	557,172,000	195,538,042
China Unicom (Hong Kong) Ltd.(a)	149,544,610	212,244,542

		898,354,900
TRANSPORTATION—1.13%
China COSCO Holdings Co. Ltd. Class H	99,495,000	51,220,904

		51,220,904

TOTAL COMMON STOCKS
(Cost: $7,864,799,655)		4,524,999,470

Security	Shares	Value

SHORT-TERM INVESTMENTS—22.84%

MONEY MARKET FUNDS—22.84%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	1,786,624	1,786,624
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	1,032,779,697	1,032,779,697

		1,034,566,321

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,034,566,321)		1,034,566,321

TOTAL INVESTMENTS IN SECURITIES—122.73%
(Cost: $8,899,365,976)		5,559,565,791
Other Assets, Less Liabilities—(22.73)%		(1,029,678,255)

NET ASSETS—100.00%		$4,529,887,536

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

BUILDING MATERIALS—0.40%
Eagle Materials Inc.	47,295	$837,594
Martin Marietta Materials Inc.(a)	39,220	3,074,064
Texas Industries Inc.	25,956	820,988

		4,732,646
COAL—2.06%
Alpha Natural Resources Inc.(b)	67,617	2,418,660
Arch Coal Inc.	143,870	3,080,257
CONSOL Energy Inc.	180,243	5,657,828
Foundation Coal Holdings Inc.	45,496	944,497
Massey Energy Co.	82,338	1,901,184
Patriot Coal Corp.(a)(b)	69,577	1,101,404
Peabody Energy Corp.	266,359	9,192,049

		24,295,879
FOREST PRODUCTS & PAPER—1.73%
Domtar Corp.(b)	536,123	1,329,585
International Paper Co.	419,525	7,224,221
Louisiana-Pacific Corp.	115,536	554,573
MeadWestvaco Corp.	171,227	2,402,315
Smurfit-Stone Container Corp.(b)	256,589	346,395
Temple-Inland Inc.	111,025	658,378
Weyerhaeuser Co.	205,421	7,851,191

		20,366,658
MANUFACTURING—0.17%
AptarGroup Inc.	67,730	2,053,574

		2,053,574
MINING—8.68%
Agnico-Eagle Mines Ltd.	142,038	3,927,351
Alcoa Inc.	782,017	9,001,016
Barrick Gold Corp.	843,709	19,169,068
Cameco Corp.	329,796	5,349,291
Century Aluminum Co.(b)	30,157	379,074
Compass Minerals International Inc.	29,691	1,630,927
Denison Mines Corp.(b)	162,292	206,111
Eldorado Gold Corp.(b)	340,851	1,448,617
Freeport-McMoRan Copper & Gold Inc.	374,193	10,889,016
Goldcorp Inc.	709,597	13,241,080
IAMGOLD Corp.	274,024	904,279
Ivanhoe Mines Ltd.(b)	244,267	652,193
Kinross Gold Corp.	643,048	6,706,991
Lundin Mining Corp.(b)	296,238	385,109
Newmont Mining Corp.	440,718	11,608,512
Pan American Silver Corp.(a)(b)	73,801	856,830

Silver Standard Resources Inc.(a)(b)	60,696	512,881
Silver Wheaton Corp.(b)	199,645	718,722
Teck Cominco Ltd. Class B	458,858	4,501,397
Thompson Creek Metals Co. Inc.(b)	119,956	714,938
Titanium Metals Corp.(a)	86,598	806,227
Vulcan Materials Co.(a)	105,112	5,705,479
Yamana Gold Inc.	667,827	3,092,039

		102,407,148
OIL & GAS—69.66%
Anadarko Petroleum Corp.	456,658	16,120,027
Apache Corp.	325,446	26,793,969
Atwood Oceanics Inc.(b)	52,962	1,455,396
Berry Petroleum Co. Class A	38,404	894,813
Bill Barrett Corp.(b)	34,677	707,411
Cabot Oil & Gas Corp.	97,275	2,730,509
Canadian Natural Resources Ltd.	526,100	26,578,572
Chesapeake Energy Corp.	495,335	10,882,510
Chevron Corp.	1,643,935	122,637,551
Cimarex Energy Co.	82,474	3,336,898
Comstock Resources Inc.(b)	41,267	2,039,415
Concho Resources Inc.(b)	17,496	371,790
ConocoPhillips	1,474,784	76,718,264
CVR Energy Inc.(b)	5,727	22,736
Delta Petroleum Corp.(a)(b)	52,843	496,724
Denbury Resources Inc.(b)	247,009	3,139,484
Devon Energy Corp.	429,581	34,735,920
Diamond Offshore Drilling Inc.	65,153	5,785,586
EnCana Corp.	728,777	37,102,037
Encore Acquisition Co.(b)	47,995	1,495,044
ENSCO International Inc.	141,444	5,376,286
EOG Resources Inc.	242,641	19,634,510
EXCO Resources Inc.(b)	70,497	647,867
Exxon Mobil Corp.	1,801,938	133,559,645
Forest Oil Corp.(b)	88,025	2,571,210
Frontier Oil Corp.	92,343	1,219,851
Helmerich & Payne Inc.	104,269	3,577,469
Hess Corp.	275,963	16,615,732
Holly Corp.	32,729	642,470
Marathon Oil Corp.	681,593	19,834,356
Mariner Energy Inc.(b)	88,634	1,275,443
Murphy Oil Corp.	186,729	9,455,957
Nabors Industries Ltd.(b)	277,251	3,986,869
Newfield Exploration Co.(b)	131,970	3,032,671
Nexen Inc.	520,026	8,315,216
Noble Corp.	264,080	8,506,017
Noble Energy Inc.	169,799	8,798,984
Occidental Petroleum Corp.	793,819	44,088,707
Patterson-UTI Energy Inc.	157,190	2,085,911
Penn Virginia Corp.	37,304	1,386,590
Petro-Canada	473,621	11,821,580
Petrohawk Energy Corp.(b)	232,414	4,404,245
Pioneer Natural Resources Co.	118,785	3,305,787
Plains Exploration & Production Co.(b)	108,288	3,053,722
Pride International Inc.(b)	167,093	3,139,677
Quicksilver Resources Inc.(b)	104,797	1,097,225
Range Resources Corp.	149,045	6,292,680
Rowan Companies Inc.	110,872	2,011,218
SandRidge Energy Inc.(b)	111,477	1,192,804
Southwestern Energy Co.(b)	337,166	12,009,853

St. Mary Land & Exploration Co.	62,818	1,563,540
Suncor Energy Inc.	908,651	21,734,932
Sunoco Inc.	109,332	3,334,626
Talisman Energy Inc.	996,242	10,042,119
Tesoro Corp.	127,553	1,233,438
Transocean Inc.(b)	310,402	25,555,397
Ultra Petroleum Corp.(b)	150,707	7,015,411
Unit Corp.(b)	47,509	1,783,488
Valero Energy Corp.	504,336	10,379,235
W&T Offshore Inc.	28,670	549,604
Whiting Petroleum Corp.(b)	42,192	2,193,562
XTO Energy Inc.	530,735	19,079,923

		821,450,483
OIL & GAS SERVICES—12.47%
Baker Hughes Inc.	297,564	10,399,862
BJ Services Co.	277,401	3,564,603
Cameron International Corp.(b)	214,472	5,203,091
Complete Production Services Inc.(a)(b)	40,157	497,545
Dresser-Rand Group Inc.(b)	80,211	1,796,726
Dril-Quip Inc.(b)	26,634	657,860
Exterran Holdings Inc.(a)(b)	59,357	1,330,190
FMC Technologies Inc.(b)	126,558	4,428,264
Global Industries Ltd.(a)(b)	69,206	176,475
Halliburton Co.	853,862	16,897,929
Helix Energy Solutions Group Inc.(a)(b)	83,050	877,008
Hercules Offshore Inc.(b)	77,920	568,037
IHS Inc. Class A(b)	28,205	998,175
Key Energy Services Inc.(b)	107,106	664,057
National Oilwell Varco Inc.(b)	407,166	12,170,192
Oceaneering International Inc.(b)	54,578	1,537,462
Oil States International Inc.(b)	49,433	1,143,385
Schlumberger Ltd.	1,164,255	60,133,771
SEACOR Holdings Inc.(b)	19,181	1,288,388
Smith International Inc.	211,620	7,296,658
Superior Energy Services Inc.(b)	79,999	1,705,579
Tetra Technologies Inc.(b)	66,226	460,933
Tidewater Inc.	48,436	2,112,294
Weatherford International Ltd.(b)	664,638	11,219,089

		147,127,573
PACKAGING & CONTAINERS—2.06%
Ball Corp.	91,512	3,129,710
Bemis Co. Inc.	96,115	2,387,497
Crown Holdings Inc.(b)	161,896	3,267,061
Greif Inc. Class A	34,382	1,395,222
Owens-Illinois Inc.(b)	158,518	3,626,892
Packaging Corp. of America	85,290	1,435,431
Pactiv Corp.(b)	126,258	2,974,638
Sealed Air Corp.	158,746	2,685,982
Silgan Holdings Inc.	22,316	1,038,587
Sonoco Products Co.	92,693	2,334,010

		24,275,030
PIPELINES—2.56%
El Paso Corp.	690,158	6,694,533
Spectra Energy Corp.	601,589	11,628,715
Williams Companies Inc. (The)	564,135	11,829,911

		30,153,159

TRANSPORTATION—0.09%
Overseas Shipholding Group Inc.	27,548	1,035,254

		1,035,254

TOTAL COMMON STOCKS
(Cost: $1,682,503,906)		1,177,897,404

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	648,707	648,707
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	10,617,243	10,617,243

		11,265,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,265,950)		11,265,950

TOTAL INVESTMENTS IN SECURITIES—100.84%
(Cost: $1,693,769,856)		1,189,163,354
Other Assets, Less Liabilities—(0.84)%		(9,871,895)

NET ASSETS—100.00%		$1,179,291,459

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

COMPUTER - INTEGRATED SYSTEMS—4.40%
Brocade Communications Systems Inc.(a)	453,770	$1,710,713
Riverbed Technology Inc.(a)	31,314	392,364

		2,103,077
COMPUTERS—4.40%
Research in Motion Ltd.(a)	41,690	2,102,427

		2,102,427
INTERNET INFRASTRUCTURE EQUIPMENT—1.76%
Avocent Corp.(a)	55,821	838,431

		838,431
INTERNET INFRASTRUCTURE SOFTWARE—5.22%
F5 Networks Inc.(a)(b)	100,340	2,490,439

		2,490,439
NETWORKING PRODUCTS—29.04%
Cisco Systems Inc.(a)	243,947	4,334,938
Foundry Networks Inc.(a)	183,521	2,725,287
Juniper Networks Inc.(a)	170,532	3,195,770
Polycom Inc.(a)	106,062	2,228,363
3Com Corp.(a)	505,215	1,379,237

		13,863,595
SATELLITE TELECOMMUNICATIONS—2.14%
EchoStar Corp.(a)	52,614	1,021,764

		1,021,764
TELECOMMUNICATION EQUIPMENT—22.66%
ADC Telecommunications Inc.(a)(b)	146,856	931,067
ADTRAN Inc.	69,576	1,057,555
ARRIS Group Inc.(a)	152,925	1,056,712
CommScope Inc.(a)(b)	70,407	1,035,687
Harris Corp.	61,427	2,208,301
Nortel Networks Corp.(a)(b)	510,534	638,167
Sonus Networks Inc.(a)	338,270	747,577
Tekelec(a)	82,066	1,041,417
Tellabs Inc.(a)	495,873	2,102,501

		10,818,984
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—11.40%
Ciena Corp.(a)(b)	112,482	1,080,952
Corning Inc.	195,856	2,121,120
JDS Uniphase Corp.(a)(b)	267,241	1,459,136
Sycamore Networks Inc.(a)	233,588	780,184

		5,441,392
WIRELESS EQUIPMENT—18.87%
InterDigital Inc.(a)	55,770	1,214,671

Motorola Inc.	531,051	2,851,744
QUALCOMM Inc.	129,260	4,945,488

		9,011,903

TOTAL COMMON STOCKS
(Cost: $115,082,462)		47,692,012

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.59%

MONEY MARKET FUNDS—14.59%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	64,998	64,998
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	6,901,959	6,901,959

		6,966,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,966,957)		6,966,957

TOTAL INVESTMENTS IN SECURITIES—114.48%
(Cost: $122,049,419)		54,658,969
Other Assets, Less Liabilities—(14.48)%		(6,913,524)

NET ASSETS—100.00%		$47,745,445

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

ELECTRONIC COMPONENTS - SEMICONDUCTORS—64.88%
Advanced Micro Devices Inc.(a)(b)	560,044	$1,960,154
Altera Corp.	277,236	4,810,045
Amkor Technology Inc.(a)	106,028	430,474
Applied Micro Circuits Corp.(a)	59,735	305,246
Broadcom Corp. Class A(a)	406,752	6,947,324
Cree Inc.(a)(b)	81,351	1,596,920
Fairchild Semiconductor International Inc. Class A(a)	114,979	653,081
Intel Corp.	734,687	11,754,992
International Rectifier Corp.(a)	66,987	1,034,279
Intersil Corp. Class A	114,235	1,563,877
LSI Corp.(a)	593,385	2,284,532
MEMC Electronic Materials Inc.(a)	208,194	3,826,606
Microchip Technology Inc.	169,699	4,179,686
Micron Technology Inc.(a)(b)	701,622	3,304,640
Microsemi Corp.(a)	73,223	1,591,868
National Semiconductor Corp.	188,205	2,478,660
NVIDIA Corp.(a)	512,967	4,493,591
ON Semiconductor Corp.(a)(b)	312,867	1,598,750
PMC-Sierra Inc.(a)	201,950	945,126
Rambus Inc.(a)(b)	83,071	760,100
Semtech Corp.(a)	56,795	688,355
Silicon Laboratories Inc.(a)	43,981	1,141,747
Skyworks Solutions Inc.(a)	151,717	1,081,742
Texas Instruments Inc.	533,525	10,435,749
Xilinx Inc.	254,786	4,693,158
Zoran Corp.(a)	47,448	386,227

		74,946,929
LASERS - SYSTEMS/COMPONENTS—0.58%
Cymer Inc.(a)(b)	27,257	666,979

		666,979
NETWORKING PRODUCTS—0.86%
Atheros Communications Inc.(a)	55,179	991,567

		991,567
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—12.63%
Analog Devices Inc.	267,680	5,717,645
Atmel Corp.(a)	412,144	1,710,398
Cypress Semiconductor Corp.(a)	139,423	698,509
Hittite Microwave Corp.(a)	15,090	494,499
Integrated Device Technology Inc.(a)	156,271	993,883
Linear Technology Corp.	204,160	4,630,349
Micrel Inc.	47,068	345,950

		14,591,233

SEMICONDUCTOR EQUIPMENT—20.55%
Applied Materials Inc.	877,238	11,325,142
Entegris Inc.(a)	104,375	280,769
FormFactor Inc.(a)	44,997	783,848
KLA-Tencor Corp.	159,646	3,711,769
Lam Research Corp.(a)	115,626	2,585,397
MKS Instruments Inc.(a)	39,823	738,717
Novellus Systems Inc.(a)	91,203	1,441,007
Teradyne Inc.(a)	155,329	792,178
Tessera Technologies Inc.(a)	44,492	768,822
Varian Semiconductor Equipment Associates Inc.(a)	66,802	1,310,655

		23,738,304
WIRELESS EQUIPMENT—0.41%
RF Micro Devices Inc.(a)	240,683	478,959

		478,959

TOTAL COMMON STOCKS
(Cost: $230,461,148)		115,413,971

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.09%

MONEY MARKET FUNDS—4.09%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	65,189	65,189
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	4,664,725	4,664,725

		4,729,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,729,914)		4,729,914

TOTAL INVESTMENTS IN SECURITIES—104.00%
(Cost: $235,191,062)		120,143,885
Other Assets, Less Liabilities—(4.00)%		(4,621,144)

NET ASSETS—100.00%		$115,522,741

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

APPLICATIONS SOFTWARE—26.55%
Citrix Systems Inc.(a)	439,468	$11,325,090
Compuware Corp.(a)	646,616	4,125,410
Intuit Inc.(a)	584,000	14,635,040
Microsoft Corp.	1,500,798	33,512,819
Nuance Communications Inc.(a)(b)	434,558	3,976,206
Progress Software Corp.(a)	117,708	2,700,222
Quest Software Inc.(a)	183,041	2,425,293
Red Hat Inc.(a)(b)	460,797	6,133,208
Salesforce.com Inc.(a)(b)	201,265	6,231,164

		85,064,452
COMPUTER - INTEGRATED SYSTEMS—2.27%
Jack Henry & Associates Inc.	197,259	3,749,894
MICROS Systems Inc.(a)	205,962	3,507,533

		7,257,427
COMPUTER AIDED DESIGN—6.90%
ANSYS Inc.(a)	227,564	6,515,157
Autodesk Inc.(a)	546,942	11,655,334
Parametric Technology Corp.(a)	302,561	3,930,267

		22,100,758
COMPUTER SERVICES—1.28%
FactSet Research Systems Inc.(b)	106,092	4,115,309

		4,115,309
DATA PROCESSING/MANAGEMENT—0.57%
Fair Isaac Corp.	117,801	1,836,518

		1,836,518
DECISION SUPPORT SOFTWARE—0.49%
Wind River Systems Inc.(a)	179,116	1,565,474

		1,565,474
ELECTRONIC COMPONENTS - SEMICONDUCTORS—0.72%
Macrovision Solutions Corp.(a)	207,162	2,295,355

		2,295,355
ELECTRONIC DESIGN AUTOMATION—3.35%
Cadence Design Systems Inc.(a)	602,507	2,452,204
Mentor Graphics Corp.(a)(b)	226,248	1,660,660
Synopsys Inc.(a)	362,589	6,628,127

		10,740,991

ELECTRONIC FORMS—8.15%
Adobe Systems Inc.(a)	980,708	26,126,061

		26,126,061
ENTERPRISE SOFTWARE/SERVICES—25.62%
Advent Software Inc.(a)(b)	54,523	1,021,761
BMC Software Inc.(a)	467,745	12,077,176
CA Inc.	887,002	15,788,636
Concur Technologies Inc.(a)(b)	129,667	3,271,498
Informatica Corp.(a)	219,226	3,080,125
Lawson Software Inc.(a)	290,941	1,547,806
MicroStrategy Inc. Class A(a)	24,757	974,683
Novell Inc.(a)	838,564	3,907,708
Oracle Corp.(a)	1,903,972	34,823,648
Sybase Inc.(a)	209,426	5,577,014

		82,070,055
ENTERTAINMENT SOFTWARE—11.07%
Activision Blizzard Inc.(a)	1,192,738	14,861,515
Electronic Arts Inc.(a)	752,561	17,143,340
Take-Two Interactive Software Inc.	191,739	2,274,025
THQ Inc.(a)	161,604	1,203,950

		35,482,830
INTERNET INFRASTRUCTURE SOFTWARE—0.77%
TIBCO Software Inc.(a)	479,081	2,467,267

		2,467,267
INTERNET SECURITY—11.54%
McAfee Inc.(a)	372,323	12,119,114
Symantec Corp.(a)	1,976,628	24,865,980

		36,985,094
TRANSACTIONAL SOFTWARE—0.67%
Solera Holdings Inc.(a)	85,708	2,133,272

		2,133,272

TOTAL COMMON STOCKS
(Cost: $492,402,001)		320,240,863

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.54%

MONEY MARKET FUNDS—4.54%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	202,393	202,393
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	14,331,848	14,331,848

		14,534,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,534,241)		14,534,241

TOTAL INVESTMENTS IN SECURITIES—104.49%
(Cost: $506,936,242)	334,775,104
Other Assets, Less Liabilities—(4.49)%	(14,372,106)

NET ASSETS—100.00%	$320,402,998

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

COMMERCIAL SERVICES—1.96%
Alliance Data Systems Corp.(a)	8,961	$449,484
Convergys Corp.(a)	16,206	124,624
Euronet Worldwide Inc.(a)	6,602	78,696
Gartner Inc.(a)	8,235	151,524
Hewitt Associates Inc. Class A(a)	12,936	360,785
Iron Mountain Inc.(a)	23,869	579,539
Lender Processing Services Inc.	11,104	256,169
SAIC Inc.(a)	25,593	472,703
Ticketmaster Entertainment Inc.(a)	4,757	46,048
Western Union Co.	96,956	1,479,549
Wright Express Corp.(a)	5,099	69,805

		4,068,926
COMPUTERS—28.53%
Affiliated Computer Services Inc. Class A(a)	12,929	530,089
Apple Inc.(a)	117,909	12,685,829
Brocade Communications Systems Inc.(a)	49,360	186,087
CACI International Inc. Class A(a)	4,050	166,779
Cadence Design Systems Inc.(a)	34,629	140,940
Cognizant Technology Solutions Corp.(a)	38,790	744,768
Computer Sciences Corp.(a)	20,137	607,332
Dell Inc.(a)	260,686	3,167,335
Diebold Inc.	8,748	259,991
DST Systems Inc.(a)(b)	5,826	236,419
Electronics For Imaging Inc.(a)	6,964	73,818
EMC Corp.(a)	275,789	3,248,794
FactSet Research Systems Inc.	5,591	216,875
Hewlett-Packard Co.	325,955	12,477,557
Imation Corp.	4,134	50,931
International Business Machines Corp.	180,318	16,764,164
Jack Henry & Associates Inc.	10,123	192,438
Lexmark International Inc. Class A(a)	11,693	302,030
Mentor Graphics Corp.(a)	12,350	90,649
MICROS Systems Inc.(a)	10,771	183,430
NCR Corp.(a)	21,739	397,389
NetApp Inc.(a)	43,505	588,623
Palm Inc.(a)(b)	14,512	57,903
Perot Systems Corp. Class A(a)	11,392	163,931
Research in Motion Ltd.(a)	63,289	3,191,664
Riverbed Technology Inc.(a)	3,276	41,048
SanDisk Corp.(a)	29,916	265,953
SRA International Inc. Class A(a)	5,604	103,562
Sun Microsystems Inc.(a)	100,075	460,345
Synaptics Inc.(a)(b)	4,550	140,550
Synopsys Inc.(a)	19,157	350,190
Syntel Inc.	1,632	40,588
Teradata Corp.(a)	23,667	364,235
Unisys Corp.(a)	48,271	73,372
Western Digital Corp.(a)	29,455	486,007

		59,051,615

DISTRIBUTION & WHOLESALE—0.21%
Brightpoint Inc.(a)	6,593	37,976
Ingram Micro Inc. Class A(a)	18,860	251,404
Tech Data Corp.(a)	6,705	143,822

		433,202
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Molex Inc.	18,479	266,282

		266,282
ELECTRONICS—3.14%
Agilent Technologies Inc.(a)	47,557	1,055,290
Amphenol Corp. Class A	23,508	673,504
Arrow Electronics Inc.(a)	15,903	277,507
Avnet Inc.(a)	19,999	334,783
AVX Corp.	6,533	58,928
Benchmark Electronics Inc.(a)	8,972	107,574
Celestica Inc.(a)	26,583	132,649
Cogent Inc.(a)	5,604	51,221
Cymer Inc.(a)(b)	4,001	97,904
Dolby Laboratories Inc. Class A(a)	5,385	170,004
FLIR Systems Inc.(a)	18,511	594,203
Itron Inc.(a)	4,566	221,360
Jabil Circuit Inc.	27,808	233,865
L-1 Identity Solutions Inc.(a)	8,254	67,683
Mettler-Toledo International Inc.(a)	4,539	347,415
National Instruments Corp.	7,473	189,814
Plexus Corp.(a)	5,160	96,286
Rofin-Sinar Technologies Inc.(a)	3,805	84,813
Sanmina-SCI Corp.(a)	69,762	52,321
Trimble Navigation Ltd.(a)	16,094	331,054
Tyco Electronics Ltd.	62,777	1,220,385
Vishay Intertechnology Inc.(a)	24,696	106,440

		6,505,003
ENTERTAINMENT—0.06%
Macrovision Solutions Corp.(a)	11,188	123,963

		123,963
INTERNET—11.36%
Akamai Technologies Inc.(a)	22,767	327,389
Amazon.com Inc.(a)	42,000	2,404,080
Avocent Corp.(a)	6,019	90,405
CyberSource Corp.(a)	9,342	113,505
DealerTrack Holdings Inc.(a)	3,681	39,497
Digital River Inc.(a)	4,961	122,934
EarthLink Inc.(a)	15,208	104,935
eBay Inc.(a)	145,555	2,222,625
Equinix Inc.(a)(b)	4,941	308,417
Expedia Inc.(a)	27,825	264,616
F5 Networks Inc.(a)	10,771	267,336
Google Inc. Class A(a)	30,970	11,129,379
IAC/InterActiveCorp.(a)	12,156	203,735
j2 Global Communications Inc.(a)	5,767	92,964
McAfee Inc.(a)	20,103	654,353
NetFlix Inc.(a)(b)	5,886	145,737
NutriSystem Inc.(b)	3,865	54,690
Priceline.com Inc.(a)	5,163	271,729
RealNetworks Inc.(a)	12,421	53,162
Symantec Corp.(a)	111,557	1,403,387

TIBCO Software Inc.(a)	24,363	125,469
ValueClick Inc.(a)	11,509	85,167
VeriSign Inc.(a)	25,695	544,734
Websense Inc.(a)	5,919	115,539
Yahoo! Inc.(a)	184,623	2,366,867

		23,512,651
MACHINERY—0.13%
Intermec Inc.(a)	6,485	84,110
Zebra Technologies Corp. Class A(a)	8,732	176,736

		260,846
OFFICE & BUSINESS EQUIPMENT—0.45%
Xerox Corp.	115,916	929,646

		929,646
SEMICONDUCTORS—14.29%
Advanced Micro Devices Inc.(a)	80,570	281,995
Altera Corp.	40,023	694,399
Amkor Technology Inc.(a)	15,086	61,249
Analog Devices Inc.	38,600	824,496
Applied Materials Inc.	178,750	2,307,663
Applied Micro Circuits Corp.(a)	8,561	43,747
Atmel Corp.(a)	59,351	246,307
Broadcom Corp. Class A(a)	58,669	1,002,067
Cree Inc.(a)(b)	11,686	229,396
Cypress Semiconductor Corp.(a)	20,150	100,952
Emulex Corp.(a)	11,064	105,108
Entegris Inc.(a)	15,083	40,573
Fairchild Semiconductor International Inc. Class A(a)	16,687	94,782
FormFactor Inc.(a)	6,495	113,143
Hittite Microwave Corp.(a)	2,163	70,882
Integrated Device Technology Inc.(a)	22,532	143,304
Intel Corp.	748,255	11,972,080
International Rectifier Corp.(a)	9,691	149,629
Intersil Corp. Class A	16,395	224,448
KLA-Tencor Corp.	23,031	535,471
Lam Research Corp.(a)	16,681	372,987
Linear Technology Corp.	29,611	671,577
LSI Corp.(a)	85,586	329,506
MEMC Electronic Materials Inc.(a)	30,204	555,150
Micrel Inc.	6,857	50,399
Microchip Technology Inc.	24,436	601,859
Micron Technology Inc.(a)(b)	101,300	477,123
Microsemi Corp.(a)	10,537	229,074
MKS Instruments Inc.(a)	5,669	105,160
National Semiconductor Corp.	27,138	357,407
Novellus Systems Inc.(a)	13,172	208,118
NVIDIA Corp.(a)	74,131	649,388
OmniVision Technologies Inc.(a)	6,881	55,667
ON Semiconductor Corp.(a)	43,984	224,758
PMC-Sierra Inc.(a)	29,255	136,913
QLogic Corp.(a)	17,439	209,617
Rambus Inc.(a)	12,065	110,395
Semtech Corp.(a)	8,129	98,523
Silicon Laboratories Inc.(a)	6,400	166,144
Skyworks Solutions Inc.(a)(b)	21,934	156,389
Teradyne Inc.(a)	22,467	114,582
Tessera Technologies Inc.(a)	6,452	111,491
Texas Instruments Inc.	174,546	3,414,120
Varian Semiconductor Equipment Associates Inc.(a)	9,680	189,922

Xilinx Inc.	36,739	676,732
Zoran Corp.(a)	7,015	57,102

		29,571,794
SOFTWARE—24.68%
Activision Blizzard Inc.(a)	173,851	2,166,182
Acxiom Corp.	8,937	70,245
Adobe Systems Inc.(a)	70,539	1,879,159
Advent Software Inc.(a)	2,479	46,456
ANSYS Inc.(a)	11,823	338,492
Autodesk Inc.(a)	29,916	637,510
Automatic Data Processing Inc.	67,783	2,369,016
Avid Technology Inc.(a)(b)	4,262	63,205
BMC Software Inc.(a)	25,328	653,969
Broadridge Financial Solutions Inc.	18,591	224,951
CA Inc.	52,368	932,150
Citrix Systems Inc.(a)	24,225	624,278
Compuware Corp.(a)	33,909	216,339
Concur Technologies Inc.(a)(b)	6,517	164,424
Electronic Arts Inc.(a)	42,386	965,553
Fair Isaac Corp.	6,455	100,633
Fidelity National Information Services Inc.	22,206	335,089
Fiserv Inc.(a)	21,810	727,582
Global Payments Inc.	10,604	429,568
Informatica Corp.(a)	11,820	166,071
Intuit Inc.(a)	42,681	1,069,586
Lawson Software Inc.(a)	14,935	79,454
ManTech International Corp. Class A(a)	2,713	146,339
MasterCard Inc. Class A	8,446	1,248,488
Metavante Technologies Inc.(a)	11,942	200,267
Microsoft Corp.	958,599	21,405,516
MicroStrategy Inc. Class A(a)	1,265	49,803
Novell Inc.(a)	45,624	212,608
Nuance Communications Inc.(a)(b)	23,922	218,886
Omniture Inc.(a)(b)	5,619	64,619
Open Text Corp.(a)	6,810	176,720
Oracle Corp.(a)	528,397	9,664,381
Parametric Technology Corp.(a)	15,261	198,240
Paychex Inc.	42,665	1,217,659
Progress Software Corp.(a)	5,502	126,216
Quest Software Inc.(a)	9,478	125,584
Red Hat Inc.(a)	25,476	339,086
Salesforce.com Inc.(a)	11,107	343,873
Solera Holdings Inc.(a)	3,409	84,850
Sybase Inc.(a)	10,713	285,287
Take-Two Interactive Software Inc.	10,397	123,308
THQ Inc.(a)	8,712	64,904
Total System Services Inc.	26,361	362,200
VeriFone Holdings Inc.(a)(b)	8,049	91,437
Wind River Systems Inc.(a)	9,254	80,880

		51,091,063
TELECOMMUNICATIONS—14.99%
ADC Telecommunications Inc.(a)(b)	15,442	97,902
ADTRAN Inc.	7,438	113,058
Anixter International Inc.(a)(b)	3,939	132,390
ARRIS Group Inc.(a)	16,563	114,450
Atheros Communications Inc.(a)	7,979	143,383
Ciena Corp.(a)	12,034	115,647
Cisco Systems Inc.(a)	786,189	13,970,579
CommScope Inc.(a)(b)	9,346	137,480
Corning Inc.	210,201	2,276,477
EchoStar Corp.(a)	5,683	110,364

Foundry Networks Inc.(a)	19,479	289,263
Harris Corp.	17,848	641,636
InterDigital Inc.(a)	5,943	129,439
JDS Uniphase Corp.(a)	28,501	155,616
Juniper Networks Inc.(a)	72,285	1,354,621
Motorola Inc.	301,233	1,617,621
NeuStar Inc. Class A(a)	10,484	206,535
Nortel Networks Corp.(a)(b)	66,768	83,460
Polycom Inc.(a)	11,318	237,791
QUALCOMM Inc.	218,406	8,356,214
RF Micro Devices Inc.(a)	35,055	69,759
SAVVIS Inc.(a)(b)	3,641	31,313
Sonus Networks Inc.(a)	35,433	78,307
Sycamore Networks Inc.(a)	24,482	81,770
Tekelec(a)	8,686	110,225
Tellabs Inc.(a)	52,750	223,660
3Com Corp.(a)	53,469	145,970

		31,024,930

TOTAL COMMON STOCKS
(Cost: $345,983,442)		206,839,921

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	185,987	185,987
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	2,579,684	2,579,684

		2,765,671

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,765,671)		2,765,671

TOTAL INVESTMENTS IN SECURITIES—101.26%
(Cost: $348,749,113)		209,605,592
Other Assets, Less Liabilities—(1.26)%		(2,617,782)

NET ASSETS—100.00%		$206,987,810

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—98.23%

ARGENTINA—0.08%
Petrobras Energia Participaciones SA SP ADR	19,845	$123,237

		123,237
AUSTRALIA—2.35%
AMP Ltd.	33,885	120,944
ASX Ltd.	6,030	118,951
Australia and New Zealand Banking Group Ltd.	11,340	129,880
BHP Billiton Ltd.	22,062	407,406
BlueScope Steel Ltd.	22,725	66,118
Brambles Ltd.	26,055	136,487
Commonwealth Bank of Australia	7,875	209,380
CSL Ltd.	8,010	192,359
Foster’s Group Ltd.	51,435	194,104
Macquarie Group Ltd.(a)	4,455	86,412
National Australia Bank Ltd.	11,655	184,468
Newcrest Mining Ltd.	7,380	101,274
Orica Ltd.	9,511	121,419
QBE Insurance Group Ltd.	9,405	158,226
Rio Tinto Ltd.	2,042	104,543
Santos Ltd.	18,090	161,001
Suncorp-Metway Ltd.	16,830	88,940
Telstra Corp. Ltd.	54,990	149,472
Wesfarmers Ltd.	7,381	104,551
Westfield Group	14,580	157,754
Westpac Banking Corp.	11,655	155,941
Woodside Petroleum Ltd.	5,445	150,447
Woolworths Ltd.	10,125	185,703

		3,485,780
AUSTRIA—0.19%
Erste Group Bank AG	4,050	106,512
OMV AG	1,532	48,547
Telekom Austria AG	2,884	35,108
voestalpine AG	3,780	91,071

		281,238
BELGIUM—0.23%
Anheuser-Busch InBev NV	3,024	120,693
Fortis	10,080	11,376
Groupe Bruxelles Lambert SA	1,890	136,859
KBC Group NV	1,800	76,463

		345,391
BRAZIL—0.39%
Companhia Siderurgica Nacional SP ADR	8,865	120,564
Companhia Vale do Rio Doce ADR	7,924	103,963
Petroleo Brasileiro SA ADR	9,000	242,010

Unibanco - Uniao de Bancos Brasileiros SA Units GDR	1,755	110,705

		577,242
CANADA—3.59%
Bank of Montreal	4,950	175,144
Bank of Nova Scotia	6,750	223,122
Barrick Gold Corp.	6,750	153,004
Brookfield Asset Management Inc. Class A	7,335	127,292
Cameco Corp.	6,390	103,693
Canadian Imperial Bank of Commerce	3,690	165,888
Canadian National Railway Co.	5,355	230,434
Canadian Natural Resources Ltd.	4,590	229,604
Canadian Pacific Railway Ltd.	3,240	145,365
Enbridge Inc.	5,715	196,759
EnCana Corp.	4,645	233,921
Goldcorp Inc.	6,255	115,958
Husky Energy Inc.	5,715	170,155
Imperial Oil Ltd.	4,185	146,803
Kinross Gold Corp.	10,440	107,762
Manulife Financial Corp.	6,750	133,906
Nexen Inc.	8,055	126,802
Penn West Energy Trust	8,190	144,757
Petro-Canada	5,085	126,053
Potash Corp. of Saskatchewan Inc.	2,250	189,867
Power Corp. of Canada	6,795	146,424
Research In Motion Ltd.(b)	3,915	196,483
Rogers Communications Inc. Class B	5,424	156,093
Royal Bank of Canada	8,145	313,782
Shaw Communications Inc. Class B	11,070	192,201
SNC-Lavalin Group Inc.	5,220	135,969
Sun Life Financial Inc.	4,815	112,271
Suncor Energy Inc.	7,380	175,721
Talisman Energy Inc.	15,705	153,840
Teck Cominco Ltd. Class B	6,975	68,841
Toronto-Dominion Bank (The)	5,400	252,801
TransCanada Corp.	5,805	173,885

		5,324,600
CHILE—0.21%
Compania de Telecomunicaciones de Chile SA SP ADR	21,846	148,334
LAN Airlines SA SP ADR	16,695	168,453

		316,787
CHINA—1.30%
Bank of China Ltd. Class H(a)	450,000	128,315
China Communications Construction Co. Ltd. Class H	90,000	61,313
China Construction Bank Class H	315,000	150,378
China Life Insurance Co. Ltd. Class H	90,000	236,309
China Mobile Ltd.	45,000	393,655
China Petroleum & Chemical Corp. Class H	270,000	175,229
China Shenhua Energy Co. Ltd. Class H	45,000	81,286
CNOOC Ltd.	180,000	146,314
Industrial and Commercial Bank of China Ltd. Class H	540,000	246,644
PetroChina Co. Ltd. Class H	180,000	132,379
Ping An Insurance (Group) Co. of China Ltd. Class H	45,000	185,796

		1,937,618
CZECH REPUBLIC—0.26%
CEZ AS	2,027	86,825

Komercni Banka AS	1,035	153,641
Zentiva NV	2,529	144,658

		385,124
DENMARK—0.30%
Danske Bank A/S	6,570	96,210
FLS Industries A/S Class B	2,295	84,801
Novo Nordisk A/S Class B	3,465	184,084
Vestas Wind Systems A/S(b)	2,070	84,065

		449,160
EGYPT—0.10%
Orascom Construction Industries Co. GDR	916	61,372
Orascom Telecom Holding SAE GDR(c)	2,610	80,910

		142,282
FINLAND—0.59%
Fortum OYJ	5,445	132,636
Metso OYJ	4,455	58,525
Nokia OYJ	19,755	305,113
Sampo OYJ Class A	8,685	171,473
UPM-Kymmene OYJ	15,255	213,946

		881,693
FRANCE—4.06%
Accor SA	3,060	117,746
Alcatel-Lucent(b)	39,375	100,358
ALSTOM	1,980	96,224
ArcelorMittal	6,120	155,636
AXA	7,245	136,427
BNP Paribas	5,445	386,654
Bouygues SA	3,150	132,533
Cap Gemini SA	4,095	130,180
Carrefour SA	3,960	165,307
Compagnie de Saint-Gobain SA	2,925	111,364
Compagnie Generale de Geophysique-Veritas(b)	4,500	71,385
Compagnie Generale des Etablissements Michelin Class B	2,430	123,609
Credit Agricole SA	11,480	163,550
Essilor International SA	3,960	176,053
France Telecom SA	12,240	305,762
GDF Suez	6,445	283,221
Groupe Danone	2,880	158,642
Lafarge SA	1,350	87,845
L’Air Liquide SA	1,763	150,465
L’Oreal SA	1,800	134,701
LVMH Moet Hennessy Louis Vuitton SA	2,115	139,098
Pernod Ricard SA	2,115	136,188
PPR SA	1,620	101,890
PSA Peugeot Citroen SA	3,015	79,503
Renault SA	2,340	70,798
Sanofi-Aventis	6,705	420,267
Schneider Electric SA	1,980	117,252
SES SA	9,585	170,646
Societe Generale	2,160	115,517
Suez Environnement SA(b)	1,682	31,993
Technip SA	3,060	90,215
Total SA	13,455	730,493
Unibail-Rodamco	900	133,526
Vallourec SA	1,035	114,182
Veolia Environnement	2,835	69,058
Vinci SA	3,330	118,191
Vivendi	8,055	208,420

		6,034,899

GERMANY—3.32%
Adidas AG	3,465	120,961
Allianz SE Registered	3,195	235,063
BASF SE	4,950	163,637
Bayer AG	5,265	288,148
Bayerische Motoren Werke AG	4,275	109,042
Commerzbank AG	7,830	83,700
Daimler AG Registered	7,200	244,774
Deutsche Bank AG Registered	3,780	141,113
Deutsche Boerse AG	1,530	120,268
Deutsche Post AG Registered	7,020	77,000
Deutsche Telekom AG Registered	17,280	253,740
E.ON AG	11,205	421,424
Fresenius Medical Care AG & Co. KGaA	4,410	197,177
K+S AG	2,880	112,043
Linde AG	1,800	148,613
MAN AG	1,710	83,981
Merck KGaA	1,800	158,816
METRO AG	2,655	84,436
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,530	199,638
RWE AG	3,060	251,400
SAP AG	6,840	239,431
Siemens AG Registered	6,255	368,505
ThyssenKrupp AG	4,455	84,794
Volkswagen AG	1,170	741,067

		4,928,771
GREECE—0.12%
National Bank of Greece SA ADR	39,270	171,610

		171,610
HONG KONG—0.97%
Esprit Holdings Ltd.	18,000	99,865
Hang Lung Properties Ltd.	90,000	213,665
Hang Seng Bank Ltd.	13,500	165,474
Henderson Land Development Co. Ltd.	45,000	157,346
Hong Kong and China Gas Co. Ltd. (The)	90,400	156,062
Li & Fung Ltd.	90,000	176,506
New World Development Co. Ltd.	90,000	72,460
Swire Pacific Ltd. Class A	45,000	310,627
Wharf Holdings Ltd. (The)	45,000	87,092

		1,439,097
HUNGARY—0.15%
OTP Bank Rt(b)	5,445	90,829
Richter Gedeon Rt	990	136,762

		227,591
INDIA—0.62%
HDFC Bank Ltd. ADR(a)	2,430	159,408
ICICI Bank Ltd. SP ADR	5,535	94,593
Infosys Technologies Ltd. SP ADR	6,300	184,716
Reliance Industries Ltd. GDR(d)	3,015	171,855
Satyam Computer Services Ltd. ADR	9,900	155,727
Wipro Ltd. ADR	20,700	160,218

		926,517
INDONESIA—0.20%
PT Astra International Tbk	90,000	77,202
PT Bank Central Asia Tbk	900,000	222,936

		300,138

IRELAND—0.20%
Allied Irish Banks PLC	11,970	63,902
Anglo Irish Bank Corp. PLC	29,700	94,153
Bank of Ireland	36,225	105,651
Elan Corp. PLC(b)	4,320	32,046

		295,752
ISRAEL—0.40%
Israel Chemicals Ltd.	17,460	169,626
Teva Pharmaceutical Industries Ltd.	10,485	428,567

		598,193
ITALY—1.35%
Assicurazioni Generali SpA	5,535	137,987
Atlantia SpA	6,705	121,668
Banco Popolare SpA	13,770	169,198
Enel SpA	15,525	102,763
Eni SpA	13,688	321,627
Finmeccanica SpA	10,485	128,700
Intesa Sanpaolo SpA	55,665	200,641
Mediobanca SpA	19,170	215,860
Saipem SpA	5,940	110,046
Telecom Italia SpA	90,630	102,856
UniCredito SpA	66,465	159,207
Unione di Banche Italiane ScpA	14,265	237,505

		2,008,058
JAPAN—9.29%
AEON Co. Ltd.	18,000	169,293
AIFUL Corp.	20,250	91,624
Aisin Seiki Co. Ltd.	9,000	154,011
Astellas Pharma Inc.	9,000	355,974
Bank of Yokohama Ltd. (The)	45,000	211,845
Bridgestone Corp.	18,000	309,303
Canon Inc.	9,000	305,643
Chubu Electric Power Co. Inc.	9,000	233,350
Daiichi Sankyo Co. Ltd.	9,000	183,020
Daikin Industries Ltd.	9,000	199,034
Denso Corp.	9,000	170,574
Eisai Co. Ltd.	9,000	288,256
FUJIFILM Holdings Corp.	9,000	196,289
Fujitsu Ltd.	45,000	172,496
Haseko Corp.	112,500	99,517
Hitachi Ltd.	45,000	207,270
Honda Motor Co. Ltd.	9,000	219,624
Hoya Pentax HD Corp.	9,000	160,417
Japan Prime Realty Investment Corp.	45	78,561
JFE Holdings Inc.	9,000	223,742
Kansai Electric Power Co. Inc. (The)	13,500	336,299
Kobe Steel Ltd.	90,000	142,755
Komatsu Ltd.	13,500	144,677
Kubota Corp.	45,000	220,081
Kyocera Corp.	4,500	258,058
Leopalace21 Corp.	18,000	132,140
Marubeni Corp.	45,000	170,208
Mitsubishi Chemical Holdings Corp.	45,000	178,444
Mitsubishi Corp.	9,000	146,690
Mitsubishi Heavy Industries Ltd.	90,000	283,681
Mitsubishi Motors Corp.(b)	90,000	122,623
Mitsubishi UFJ Financial Group Inc.	85,500	519,868
Mizuho Financial Group Inc.	90	212,303

Murata Manufacturing Co. Ltd.	4,500	150,991
NEC Corp.	90,000	258,973
Nintendo Co. Ltd.	200	62,227
Nippon Oil Corp.	45,000	179,359
Nippon Steel Corp.	45,000	148,246
Nissan Motor Co. Ltd.	27,000	135,343
Nitto Denko Corp.	9,000	195,831
Nomura Holdings Inc.	22,500	206,355
NTT DoCoMo Inc.	180	283,681
ORIX Corp.	1,800	180,458
SBI Holdings Inc.	471	55,217
Secom Co. Ltd.	4,500	168,378
Seven & I Holdings Co. Ltd.	9,000	248,449
Shin-Etsu Chemical Co. Ltd.	4,500	231,978
SoftBank Corp.	13,500	130,402
Sony Corp.	9,000	203,152
Sumitomo Chemical Co. Ltd.	45,000	134,062
Sumitomo Corp.	18,000	154,469
Sumitomo Electric Industries Ltd.	18,000	142,389
Sumitomo Metal Industries Ltd.	90,000	226,029
Sumitomo Mitsui Financial Group Inc.	45	174,784
Sumitomo Trust and Banking Co. Ltd. (The)	45,000	200,407
Suzuki Motor Corp.	9,000	128,480
T&D Holdings Inc.	6,750	249,822
Takeda Pharmaceutical Co. Ltd.	4,500	220,996
Takefuji Corp.	8,550	67,374
TDK Corp.	4,500	147,789
Terumo Corp.	4,500	183,935
Tokio Marine Holdings Inc.	9,000	269,039
Tokyo Electric Power Co. Inc. (The)	9,000	253,482
Tokyo Electron Ltd.	4,500	146,873
Toray Industries Inc.	45,000	206,355
Toshiba Corp.	45,000	160,600
Toyota Motor Corp.	22,500	853,330
Yamada Denki Co. Ltd.	2,700	144,128

		13,801,053
MEXICO—0.62%
America Movil SAB de CV Series L	81,000	127,103
Cemex SAB de CV Series CPO(b)	90,145	68,344
Fomento Economico Mexicano SAB de CV BD Units	63,000	163,868
Grupo Televisa SA Series CPO	49,500	174,678
Telefonos de Mexico SAB de CV Series L	139,500	126,893
Telmex Internacional SAB de CV Class L	139,500	75,057
Wal-Mart de Mexico SAB de CV Series V	67,500	183,934

		919,877
NETHERLANDS—1.25%
Aegon NV	16,740	67,354
Akzo Nobel NV	3,060	125,817
Heineken NV	3,960	132,216
ING Groep NV	13,905	127,569
Koninklijke Ahold NV	18,360	194,795
Koninklijke DSM NV	5,535	152,375
Koninklijke KPN NV	13,185	183,661
Koninklijke Philips Electronics NV	9,540	173,595
Reed Elsevier NV	13,635	180,437
TNT NV	6,345	131,146
Unilever NV	10,080	240,812
Wolters Kluwer NV	8,280	145,102

		1,854,879

NORWAY—0.26%
DnB NOR ASA	16,110	92,130
Orkla ASA	19,170	126,714
StatoilHydro ASA	5,267	102,333
Telenor ASA	11,970	70,943

		392,120
PERU—0.06%
Compania de Minas Buenaventura SA ADR	6,570	83,045

		83,045
PORTUGAL—0.16%
Energias de Portugal SA	38,790	132,118
Sonae SGPS SA	163,845	99,727

		231,845
RUSSIA—0.66%
Comstar United Telesystems GDR	19,395	54,112
Mobile TeleSystems SP ADR	2,835	110,990
OAO Gazprom SP ADR	17,775	353,189
OAO NOVATEK SP GDR(c)	3,060	120,870
Surgutneftegaz SP ADR(a)	24,525	158,186
Uralkali SP GDR(c)	1,440	30,082
Vimpel-Communications SP ADR	6,165	89,393
Wimm-Bill-Dann Foods OJSC ADR(b)	1,485	65,251

		982,073
SINGAPORE—0.45%
CapitaLand Ltd.	90,000	172,855
Keppel Corp. Ltd.	45,000	135,858
Oversea-Chinese Banking Corp.	19,000	62,740
Singapore Exchange Ltd.	45,000	154,660
Singapore Telecommunications Ltd.	90,000	147,382

		673,495
SOUTH AFRICA—0.77%
FirstRand Ltd.	106,470	151,220
Gold Fields Ltd.	17,145	120,102
Impala Platinum Holdings Ltd.	5,625	57,621
MTN Group Ltd.	15,165	167,816
Naspers Ltd.	11,970	196,867
Sanlam Ltd.	96,975	156,538
Sasol Ltd.	4,545	133,120
Standard Bank Group Ltd.	19,530	152,671

		1,135,955
SOUTH KOREA—1.22%
KB Financial Group Inc. SP ADR(b)	8,775	215,953
Korea Electric Power Corp. SP ADR	17,910	177,309
KT Corp. SP ADR	15,390	193,145
LG Display Co. Ltd. ADR	10,395	95,842
POSCO ADR	3,645	244,908
Samsung Electronics Co. Ltd. GDR(c)	2,250	462,938
Shinhan Financial Group Co. Ltd. ADR	4,005	199,209
SK Telecom Co. Ltd. ADR	12,600	216,846

		1,806,150
SPAIN—1.67%
Acciona SA	810	75,750
Actividades de Construcciones y Servicios SA	5,085	186,735
Banco Bilbao Vizcaya Argentaria SA	28,350	323,183
Banco de Sabadell SA	26,730	180,321
Banco Popular Espanol SA(a)	23,535	210,994

Banco Santander SA	41,535	440,835
Gamesa Corporacion Tecnologica SA	5,760	93,126
Iberdrola SA	28,755	205,285
Industria de Diseno Textil SA	4,545	151,920
Repsol YPF SA	9,855	185,450
Telefonica SA	22,995	420,470

		2,474,069
SWEDEN—0.75%
Atlas Copco AB Class A	14,670	119,514
Hennes & Mauritz AB Class B	4,185	148,190
Nordea Bank AB	16,245	127,135
Sandvik AB	14,400	91,450
Scania AB Class B	10,440	83,713
Svenska Handelsbanken AB Class A	8,010	143,358
Telefonaktiebolaget LM Ericsson AB Class B	26,375	182,726
TeliaSonera AB	30,780	133,475
Volvo AB Class B	16,650	85,018

		1,114,579
SWITZERLAND—3.38%
ABB Ltd. Registered(b)	17,010	217,713
Adecco SA Registered	4,410	151,550
Compagnie Financiere Richemont SA Class A Bearer Units	4,473	93,362
Credit Suisse Group AG Registered	8,505	316,157
Holcim Ltd. Registered	3,150	177,315
Julius Baer Holding AG Registered	3,060	117,941
Lindt & Spruengli AG Participation Certificates	90	192,012
Nestle SA Registered	32,265	1,243,033
Novartis AG Registered	17,550	877,462
Reinet Investments SCA(b)	27	278
Reinet Investments SCA Entitlement(e)	171	3,325
Roche Holding AG Genusschein	5,040	762,871
Swiss Reinsurance Co. Registered	3,150	128,799
Syngenta AG Registered	810	149,788
UBS AG Registered(b)	24,435	404,792
Zurich Financial Services AG Registered	945	188,506

		5,024,904
TAIWAN—1.37%
AU Optronics Corp. SP ADR	14,594	100,699
Chunghwa Telecom Co. Ltd. SP ADR	40,392	664,852
Siliconware Precision Industries Co. SP ADR	38,263	215,803
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	74,210	612,975
United Microelectronics Corp. SP ADR(a)	178,542	437,428

		2,031,757
THAILAND—0.19%
Bangkok Bank PCL NVDR	76,950	152,474
Kasikornbank PCL NVDR	90,540	129,066

		281,540
TURKEY—0.04%
Dogan Yayin Holding AS(a)(b)	94,545	54,938

		54,938
UNITED KINGDOM—8.96%
Anglo American PLC	9,765	241,716
AstraZeneca PLC	11,025	468,499
Aviva PLC	21,015	124,954
BAE Systems PLC	30,240	170,400

Barclays PLC(f)	60,532	174,972
BG Group PLC	23,130	341,209
BHP Billiton PLC	15,493	263,596
BP PLC	137,340	1,125,624
British American Tobacco PLC	11,140	305,991
British Energy Group PLC	22,050	263,642
British Land Co. PLC	12,510	124,512
British Sky Broadcasting Group PLC	20,745	126,868
BT Group PLC	57,600	107,120
Cadbury PLC	13,185	121,005
Carnival PLC	5,445	119,210
Centrica PLC	36,270	178,447
Compass Group PLC	37,350	173,652
Diageo PLC	15,390	236,479
Experian PLC	26,730	147,490
GlaxoSmithKline PLC	38,430	743,256
HBOS PLC	47,053	75,494
HSBC Holdings PLC	79,380	977,328
Imperial Tobacco Group PLC	6,840	184,011
International Power PLC	28,980	103,716
J Sainsbury PLC	31,860	145,425
Johnson Matthey PLC	5,760	86,739
Land Securities Group PLC	7,740	136,439
Legal & General Group PLC	96,075	110,681
Lloyds TSB Group PLC	42,795	136,771
Lonmin PLC	3,375	62,548
Man Group PLC	21,105	121,397
Marks & Spencer Group PLC	30,105	106,526
National Grid PLC	15,210	172,889
Old Mutual PLC	97,425	78,865
Pearson PLC	18,045	177,270
Prudential PLC	19,575	99,629
Reckitt Benckiser PLC	4,140	174,588
Reed Elsevier PLC	20,565	181,092
Rio Tinto PLC	6,527	302,037
Rolls-Royce Group PLC(b)	26,775	141,141
Rolls-Royce Group PLC Class C(e)	1,259,258	2,035
Royal Bank of Scotland Group PLC	80,216	87,486
Royal Dutch Shell PLC Class A	24,705	677,393
Royal Dutch Shell PLC Class B	17,775	476,464
SABMiller PLC	10,440	165,901
Scottish & Southern Energy PLC	7,560	148,291
Shire PLC	12,870	170,309
Smith & Nephew PLC	17,370	159,693
Standard Chartered PLC	8,280	135,791
Standard Life PLC	58,050	223,934
Tesco PLC	54,945	301,310
Thomson Reuters PLC	3,196	55,409
3i Group PLC	12,690	110,721
Unilever PLC	10,080	227,363
Vodafone Group PLC	395,190	760,487
Wm Morrison Supermarkets PLC	40,185	171,250
Wolseley PLC	17,910	97,811
WPP Group PLC	19,980	121,060
Xstrata PLC	4,725	80,543

		13,306,479
UNITED STATES—46.15%
Abbott Laboratories	10,395	573,284
Accenture Ltd.	6,660	220,113
ACE Ltd.	3,915	224,564
Adobe Systems Inc.(b)	6,660	177,422
AES Corp. (The)(b)	12,060	96,118

Aetna Inc.	4,455	110,796
Aflac Inc.	3,645	161,401
Air Products and Chemicals Inc.	2,430	141,256
Alcoa Inc.	7,470	85,980
Allergan Inc.	3,510	139,242
Allstate Corp. (The)	4,950	130,630
Altria Group Inc.	16,110	309,151
Amazon.com Inc.(b)	3,060	175,154
American Capital Ltd.(a)	6,705	94,205
American Electric Power Co. Inc.	5,355	174,734
American Express Co.	5,040	138,600
American Tower Corp. Class A(b)	5,850	189,013
Ameriprise Financial Inc.	4,275	92,340
Amgen Inc.(b)	8,415	503,974
Anadarko Petroleum Corp.	3,915	138,199
Anheuser-Busch Companies Inc.	5,985	371,250
Apache Corp.	2,655	218,586
Apollo Group Inc. Class A(b)	3,195	222,084
Apple Inc.(b)	6,750	726,232
Applied Materials Inc.	12,780	164,990
Archer-Daniels-Midland Co.	5,175	107,278
AT&T Inc.	43,650	1,168,510
Automatic Data Processing Inc.	5,715	199,739
Avon Products Inc.	5,805	144,138
Baker Hughes Inc.	3,330	116,383
Bank of America Corp.	31,320	757,004
Bank of New York Mellon Corp. (The)	7,830	255,258
Baxter International Inc.	5,040	304,870
BB&T Corp.	6,930	248,440
Becton, Dickinson and Co.	2,475	171,765
Bed Bath & Beyond Inc.(a)(b)	7,875	202,939
Best Buy Co. Inc.	4,420	118,500
Biogen Idec Inc.(b)	3,645	155,095
Boeing Co. (The)	5,445	284,610
Boston Properties Inc.	2,565	181,807
Boston Scientific Corp.(b)	18,405	166,197
Bristol-Myers Squibb Co.	15,030	308,866
Burlington Northern Santa Fe Corp.	2,970	264,508
C.H. Robinson Worldwide Inc.	4,140	214,369
C.R. Bard Inc.	2,250	198,563
CA Inc.	9,765	173,817
Capital One Financial Corp.	4,725	184,842
Cardinal Health Inc.	3,735	142,677
Carnival Corp.	5,535	140,589
Caterpillar Inc.	4,005	152,871
CBS Corp. Class B	9,180	89,138
Celgene Corp.(b)	4,050	260,253
Charles Schwab Corp. (The)	11,385	217,681
Chesapeake Energy Corp.	5,355	117,649
Chevron Corp.	15,030	1,121,238
Chubb Corp.	4,320	223,862
CIGNA Corp.	4,680	76,284
Cisco Systems Inc.(b)	45,450	807,647
Citigroup Inc.	38,025	519,041
CME Group Inc.	360	101,574
Coach Inc.(b)	7,380	152,028
Coca-Cola Co. (The)	13,005	573,000
Cognizant Technology Solutions Corp.(b)	7,065	135,648
Colgate-Palmolive Co.	3,555	223,112
ConAgra Foods Inc.	10,665	185,784
ConocoPhillips	11,385	592,248
CONSOL Energy Inc.	2,970	93,228
Constellation Energy Group Inc.	2,250	54,473

Cooper Industries Ltd.	5,220	161,559
Corning Inc.	12,915	139,869
Costco Wholesale Corp.	3,510	200,105
Coventry Health Care Inc.(b)	4,140	54,607
Covidien Ltd.	5,265	233,187
CSX Corp.	4,635	211,912
CVS Caremark Corp.	10,350	317,228
Danaher Corp.	2,970	175,943
Deere & Co.	2,790	107,582
Dell Inc.(b)	19,170	232,916
Devon Energy Corp.	3,285	265,625
DIRECTV Group Inc. (The)(b)	9,135	199,965
Dominion Resources Inc.	5,400	195,912
Dover Corp.	5,445	172,988
Dow Chemical Co. (The)	7,245	193,224
Dr. Pepper Snapple Group Inc.(b)	2,477	56,723
Duke Energy Corp.	12,915	211,548
E.I. du Pont de Nemours and Co.	6,255	200,160
Eaton Corp.	2,835	126,441
eBay Inc.(b)	8,027	122,572
Edison International	4,320	153,749
El Paso Corp.	14,175	137,498
Electronic Arts Inc.(b)	4,635	105,585
Eli Lilly and Co.	7,245	245,026
EMC Corp.(b)	17,910	210,980
Emerson Electric Co.	4,275	139,921
Entergy Corp.	2,070	161,564
EOG Resources Inc.	2,295	185,711
Equity Residential	5,895	205,912
Exelon Corp.	3,915	212,350
Expeditors International Washington Inc.	5,535	180,718
Express Scripts Inc.(b)	3,510	212,741
Exxon Mobil Corp.	41,625	3,085,245
FedEx Corp.	2,565	167,674
Fifth Third Bancorp	12,600	136,710
FirstEnergy Corp.	3,150	164,304
Fluor Corp.	3,690	147,342
Forest Laboratories Inc.(b)	5,625	130,669
FPL Group Inc.	3,465	163,687
Franklin Resources Inc.	2,250	153,000
Freeport-McMoRan Copper & Gold Inc.	2,970	86,427
Gap Inc. (The)	11,790	152,563
Genentech Inc.(b)	3,555	294,852
General Dynamics Corp.	2,655	160,150
General Electric Co.	72,405	1,412,622
General Growth Properties Inc.	6,300	26,082
General Mills Inc.	4,140	280,444
Genzyme Corp.(b)	3,060	223,013
Gilead Sciences Inc.(b)	6,930	317,741
Goldman Sachs Group Inc. (The)	2,745	253,913
Google Inc. Class A(b)	1,710	614,506
H.J. Heinz Co.	5,580	244,516
Halliburton Co.	6,750	133,583
Hartford Financial Services Group Inc. (The)	3,060	31,579
Hess Corp.	2,475	149,020
Hewlett-Packard Co.	20,160	771,725
Home Depot Inc.	12,960	305,726
Honeywell International Inc.	4,725	143,876
Humana Inc.(b)	3,240	95,872
Illinois Tool Works Inc.	4,635	154,763
Ingersoll-Rand Co. Ltd. Class A	6,942	128,080
Intel Corp.	45,540	728,640
International Business Machines Corp.	9,135	849,281

International Game Technology Inc.	4,950	69,300
International Paper Co.	7,065	121,659
Intuit Inc.(b)	7,605	190,581
ITT Industries Inc.	3,915	174,218
J.C. Penney Co. Inc.	4,905	117,328
Jacobs Engineering Group Inc.(b)	2,925	106,558
Johnson & Johnson	17,190	1,054,435
Johnson Controls Inc.	6,705	118,880
JPMorgan Chase & Co.	23,805	981,956
Juniper Networks Inc.(b)	8,865	166,130
Kellogg Co.	4,320	217,814
Kimberly-Clark Corp.	3,555	217,886
Kohl’s Corp.(b)	5,085	178,636
Kraft Foods Inc.	10,718	312,323
Kroger Co. (The)	8,550	234,783
L-3 Communications Holdings Inc.	2,070	168,022
Laboratory Corp. of America Holdings(b)	2,790	171,557
Legg Mason Inc.	3,240	71,896
Lincoln National Corp.	4,185	72,149
Lockheed Martin Corp.	2,475	210,499
Lowe’s Companies Inc.	11,925	258,773
Macy’s Inc.	9,180	112,822
Marathon Oil Corp.	5,985	174,164
Marriott International Inc. Class A	6,480	135,238
Marsh & McLennan Companies Inc.	9,000	263,880
MasterCard Inc. Class A	1,035	152,994
McDonald’s Corp.	7,605	440,558
McGraw-Hill Companies Inc. (The)	5,625	150,975
McKesson Corp.	3,870	142,377
Medco Health Solutions Inc.(b)	4,635	175,898
Medtronic Inc.	8,010	323,043
MEMC Electronic Materials Inc.(b)	2,925	53,762
Merck & Co. Inc.	16,695	516,710
MetLife Inc.	3,336	110,822
Microsoft Corp.	62,550	1,396,742
Mirant Corp.(b)	6,345	111,164
Monsanto Co.	3,690	328,336
Moody’s Corp.	5,850	149,760
Morgan Stanley	8,100	141,507
Motorola Inc.	21,015	112,851
Murphy Oil Corp.	2,925	148,122
National City Corp.	24,390	65,853
National Oilwell Varco Inc.(b)	3,645	108,949
Newmont Mining Corp.	4,725	124,457
News Corp. Class A	11,970	127,361
Nike Inc. Class B	3,645	210,061
Noble Corp.	4,725	152,192
Noble Energy Inc.	2,970	153,905
Norfolk Southern Corp.	4,140	248,152
Northern Trust Corp.	3,060	172,309
Northrop Grumman Corp.	2,790	130,823
NRG Energy Inc.(b)	9,000	209,250
Nucor Corp.	3,645	147,659
NVIDIA Corp.(b)	10,440	91,454
Occidental Petroleum Corp.	6,030	334,906
Omnicom Group Inc.	4,905	144,894
Oracle Corp.(b)	29,205	534,159
Owens-Illinois Inc.(b)	4,140	94,723
PACCAR Inc.	5,400	157,896
Parker Hannifin Corp.	3,375	130,849
Paychex Inc.	6,840	195,214
Peabody Energy Corp.	4,050	139,766
PepsiCo Inc.	9,900	564,399

Pfizer Inc.	50,940	902,147
PG&E Corp.	5,715	209,569
Philip Morris International Inc.	16,110	700,302
PNC Financial Services Group Inc. (The)	3,510	234,012
PPL Corp.	4,680	153,598
Praxair Inc.	2,745	178,837
Precision Castparts Corp.	1,890	122,491
Principal Financial Group Inc.	4,005	76,055
Procter & Gamble Co. (The)	20,340	1,312,744
Progressive Corp. (The)	12,510	178,518
Prudential Financial Inc.	3,105	93,150
Public Service Enterprise Group Inc.	4,815	135,542
Public Storage	3,015	245,723
QUALCOMM Inc.	12,645	483,798
Quest Diagnostics Inc.	4,410	206,388
Questar Corp.	4,140	142,664
Raytheon Co.	3,510	179,396
Reynolds American Inc.	3,465	169,646
Safeway Inc.	7,200	153,144
Schering-Plough Corp.	12,690	183,878
Schlumberger Ltd.	8,640	446,256
Seagate Technology	10,260	69,460
Sempra Energy	4,095	174,406
Simon Property Group Inc.	2,655	177,965
SLM Corp.(b)	10,530	112,355
Smith International Inc.	3,735	128,783
Southern Co. (The)	6,435	220,978
Southwestern Energy Co.(b)	9,000	320,580
Spectra Energy Corp.	10,080	194,846
Sprint Nextel Corp.	24,795	77,608
St. Jude Medical Inc.(b)	5,265	200,228
Staples Inc.	9,050	175,842
Starbucks Corp.(b)	12,780	167,801
Starwood Hotels & Resorts Worldwide Inc.	4,725	106,502
State Street Corp.	2,970	128,750
Stryker Corp.	3,285	175,616
Sun Microsystems Inc.(b)	13,725	63,135
SunTrust Banks Inc.	3,555	142,698
Symantec Corp.(b)	13,320	167,566
T. Rowe Price Group Inc.	4,590	181,489
Target Corp.	5,895	236,507
Texas Instruments Inc.	11,700	228,852
Textron Inc.	3,960	70,092
Thermo Fisher Scientific Inc.(b)	3,960	160,776
3M Co.	5,085	326,965
Time Warner Inc.	26,010	262,441
TJX Companies Inc. (The)	7,695	205,918
Transocean Inc.(b)	2,115	174,128
Travelers Companies Inc. (The)	4,725	201,049
Tyco Electronics Ltd.	6,570	127,721
Tyco International Ltd.	5,670	143,338
U.S. Bancorp	10,935	325,972
Ultra Petroleum Corp.(b)	4,500	209,475
Union Pacific Corp.	4,050	270,419
United Parcel Service Inc. Class B	4,050	213,759
United States Steel Corp.	2,115	78,001
United Technologies Corp.	4,905	269,579
UnitedHealth Group Inc.	9,855	233,859
Valero Energy Corp.	4,590	94,462
Varian Medical Systems Inc.(b)	4,275	194,555
VeriSign Inc.(b)	6,390	135,468
Verizon Communications Inc.	19,620	582,125
Viacom Inc. Class B(b)	5,625	113,738

Vornado Realty Trust	2,565	180,961
Wachovia Corp.	18,990	121,726
Walgreen Co.	7,785	198,206
Wal-Mart Stores Inc.	15,390	858,916
Walt Disney Co. (The)	12,375	320,513
Waste Management Inc.	6,885	215,019
Weatherford International Ltd.(b)	6,840	115,459
WellPoint Inc.(b)	4,545	176,664
Wells Fargo & Co.	22,275	758,464
Western Union Co.	10,845	165,495
Weyerhaeuser Co.	3,510	134,152
Whirlpool Corp.(a)	2,520	117,558
Williams Companies Inc. (The)	6,750	141,548
Wyeth	10,080	324,374
Xerox Corp.	15,705	125,954
XTO Energy Inc.	4,140	148,833
Yahoo! Inc.(b)	10,485	134,418
Yum! Brands Inc.	6,525	189,290
Zimmer Holdings Inc.(b)	2,925	135,808
Zions Bancorporation(a)	2,700	102,897

		68,542,526

TOTAL COMMON STOCKS
(Cost: $201,489,764)		145,892,062

Security	Shares	Value

PREFERRED STOCKS—1.46%

BRAZIL—1.32%
Banco Bradesco SA SP ADR	14,040	164,268
Banco Itau Holding Financiera SA ADR	17,920	198,195
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	7,065	211,455
Companhia de Bebidas das Americas ADR	4,545	193,163
Companhia Energetica de Minas Gerais SP ADR	14,806	225,199
Companhia Vale do Rio Doce SP ADR	29,028	339,918
Gerdau SA SP ADR	18,360	117,688
Petroleo Brasileiro SA SP ADR	23,220	512,465

		1,962,351
GERMANY—0.07%
Volkswagen AG	1,620	99,631

		99,631
ITALY—0.07%
Telecom Italia SpA RNC	118,215	98,036

		98,036

TOTAL PREFERRED STOCKS
(Cost: $3,967,159)		2,160,018

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(b)(e)	7,392	1

		1

ITALY—0.00%
Finmeccanica SpA(b)	8,155	3,309

		3,309

TOTAL RIGHTS
(Cost: $0)		3,310

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(f)(g)	27,532	27,532
BGI Cash Premier Fund LLC
2.50%(f)(g)(h)	744,100	744,100

		771,632

TOTAL SHORT-TERM INVESTMENTS
(Cost: $771,632)		771,632

TOTAL INVESTMENTS IN SECURITIES—100.21%
(Cost: $206,228,555)		148,827,022
Other Assets, Less Liabilities—(0.21)%		(305,053)

NET ASSETS—100.00%		$148,521,969

ADR	-	American Depositary Receipts
GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—97.77%

AUSTRALIA—5.31%
AMP Ltd.	17,016	$60,734
ASX Ltd.	2,232	44,030
Australia and New Zealand Banking Group Ltd.	16,200	185,543
AXA Asia Pacific Holdings Ltd.	12,084	35,079
BHP Billiton Ltd.	31,284	577,703
BlueScope Steel Ltd.	12,300	35,787
Boral Ltd.	11,520	34,277
Brambles Ltd.	13,524	70,844
Commonwealth Bank of Australia	11,220	298,317
Computershare Ltd.	8,688	48,148
Crown Ltd.	5,868	25,938
CSL Ltd.	5,532	132,850
Fortescue Metals Group Ltd.(a)	11,184	21,767
Foster’s Group Ltd.	12,276	46,327
Insurance Australia Group Ltd.	25,740	64,531
Macquarie Group Ltd.(b)	3,108	60,285
National Australia Bank Ltd.	13,548	214,430
Newcrest Mining Ltd.	3,660	50,225
OneSteel Ltd.	15,300	34,825
Orica Ltd.	5,079	64,839
Origin Energy Ltd.	21,648	224,232
Qantas Airways Ltd.	24,744	39,506
QBE Insurance Group Ltd.	11,004	185,127
Rio Tinto Ltd.	2,004	102,598
Santos Ltd.	13,524	120,364
Sonic Healthcare Ltd.	5,052	45,696
Suncorp-Metway Ltd.	13,620	71,976
Tabcorp Holdings Ltd.	4,920	22,235
Telstra Corp. Ltd.	21,192	57,603
Wesfarmers Ltd.	5,436	77,000
Wesfarmers Ltd. Partially Protected	1,872	26,615
Westfield Group	10,872	117,634
Westpac Banking Corp.	15,756	210,811
Woodside Petroleum Ltd.	7,836	216,511
Woolworths Ltd.	11,604	212,830

		3,837,217
AUSTRIA—0.19%
OMV AG	1,537	48,705
Raiffeisen International Bank Holding AG	432	13,421
Vienna Insurance Group	756	20,132
voestalpine AG	2,412	58,112

		140,370
BELGIUM—0.47%
Anheuser-Busch InBev NV	936	37,358
Delhaize Group	756	42,061
Groupe Bruxelles Lambert SA	1,524	110,356

KBC Ancora SCA	600	17,499
KBC Group NV	1,056	44,859
Solvay SA	589	54,306
UCB SA	1,308	33,098

		339,537
BRAZIL—0.23%
Companhia Vale do Rio Doce ADR	12,432	163,108

		163,108
CANADA—6.45%
Addax Petroleum Corp.	1,476	21,852
Agnico-Eagle Mines Ltd.	912	24,948
Agrium Inc.	1,128	42,834
ARC Energy Trust	4,536	68,198
Bank of Montreal	3,264	115,489
Bank of Nova Scotia	7,560	249,896
Barrick Gold Corp.	6,312	143,076
BCE Inc.	325	9,364
Cameco Corp.	2,904	47,124
Canadian Imperial Bank of Commerce	2,400	107,895
Canadian National Railway Co.	2,796	120,316
Canadian Natural Resources Ltd.	4,308	215,497
Canadian Oil Sands Trust	3,096	82,350
Canadian Pacific Railway Ltd.	864	38,764
Enbridge Inc.	3,072	105,765
EnCana Corp.	1,922	96,792
Enerplus Resources Fund	2,712	72,381
Fairfax Financial Holdings Ltd.	85	23,140
Finning International Inc.	2,304	27,761
First Quantum Minerals Ltd.	768	16,044
Goldcorp Inc.	4,836	89,652
Great-West Lifeco Inc.	3,576	75,294
Harvest Energy Trust	2,688	26,176
Husky Energy Inc.	3,120	92,893
Imperial Oil Ltd.	3,072	107,761
Kinross Gold Corp.	3,600	37,159
Magna International Inc. Class A	828	27,540
Manulife Financial Corp.	15,564	308,758
Nexen Inc.	4,188	65,928
Niko Resources Ltd.	672	29,183
OPTI Canada Inc.(a)	3,684	9,726
Penn West Energy Trust	5,112	90,354
Petro-Canada	4,704	116,609
Potash Corp. of Saskatchewan Inc.	2,556	215,689
Power Corp. of Canada	3,264	70,335
Power Financial Corp.	2,664	66,104
Provident Energy Trust	10,992	69,703
Research In Motion Ltd.(a)	3,552	178,265
Ritchie Bros. Auctioneers Inc.	2,088	39,000
Rogers Communications Inc. Class B	3,000	86,335
Royal Bank of Canada	9,456	364,288
Shoppers Drug Mart Corp.	1,212	46,253
SNC-Lavalin Group Inc.	1,380	35,946
Sun Life Financial Inc.	6,120	142,700
Suncor Energy Inc.	7,824	186,293
Talisman Energy Inc.	10,848	106,263
TELUS Corp. NVS	1,404	45,382
Toronto-Dominion Bank (The)	2,808	131,456
TransCanada Corp.	5,280	158,159
Yamana Gold Inc.	3,984	18,841

		4,667,531

CHINA—2.50%
Air China Ltd. Class H(b)	72,000	19,230
Angang New Steel Co. Ltd. Class H	24,000	14,182
Bank of China Ltd. Class H	240,000	68,435
Bank of Communications Co. Ltd. Class H	60,000	34,217
China Construction Bank Class H	252,000	120,303
China High Speed Transmission Equipment Group Co. Ltd.	36,000	27,869
China Life Insurance Co. Ltd. Class H	72,000	189,047
China Merchants Holdings (International) Co. Ltd.	24,000	55,739
China Mobile Ltd.	48,000	419,898
China Resources Enterprise Ltd.	48,000	92,898
China Shenhua Energy Co. Ltd. Class H	48,000	86,705
China Shipping Development Co. Ltd. Class H	48,000	45,086
CNOOC Ltd.	204,000	165,823
Fosun International Ltd.	78,000	15,599
GOME Electrical Appliances Holdings Ltd.	96,000	18,580
Industrial and Commercial Bank of China Ltd. Class H	384,000	175,391
Jiangxi Copper Co. Ltd. Class H	36,000	16,907
Lenovo Group Ltd.	120,000	35,146
Maanshan Iron & Steel Co. Ltd. Class H	120,000	21,521
Ping An Insurance (Group) Co. of China Ltd. Class H	18,000	74,318
Sinofert Holdings Ltd.	72,000	39,296
Sinopec Shanghai Petrochemical Co. Ltd. Class H	144,000	26,569
Yanzhou Coal Mining Co. Ltd. Class H	48,000	29,418
Zijin Mining Group Co. Ltd. Class H	48,000	14,244

		1,806,421
CZECH REPUBLIC—0.77%
Central European Media Enterprises Ltd. Class A(a)	624	15,285
CEZ AS	6,876	294,527
Komercni Banka AS	804	119,350
Zentiva NV	2,208	126,297

		555,459
DENMARK—1.07%
Coloplast A/S Class B	720	52,105
Danske Bank A/S	4,344	63,613
FLS Industries A/S Class B	648	23,944
Novo Nordisk A/S Class B	5,640	299,635
Novozymes A/S Class B	948	66,507
Rockwool International A/S Class B	600	40,254
Topdanmark A/S(a)	360	38,619
Trygvesta A/S	1,140	68,135
Vestas Wind Systems A/S(a)	2,136	86,746
William Demant Holding A/S(a)	888	33,719

		773,277
EGYPT—0.34%
Orascom Construction Industries Co. GDR	2,232	149,544
Orascom Telecom Holding SAE GDR(c)	3,000	93,000

		242,544
FINLAND—1.12%
Cargotec Corp. Class B	1,416	19,464
Fortum OYJ	2,292	55,831
Kone OYJ Class B	1,512	33,438
Neste Oil OYJ	3,000	47,019
Nokia OYJ	33,216	513,016

Nokian Renkaat OYJ	1,788	23,172
Rautaruukki OYJ	1,800	29,102
Sampo OYJ Class A	4,644	91,689

		812,731
FRANCE—7.78%
Aeroports de Paris	492	28,886
ALSTOM	504	24,493
ArcelorMittal	8,676	220,637
AXA	16,632	313,190
BNP Paribas	6,360	451,629
Bouygues SA	1,524	64,121
Cap Gemini SA	1,116	35,478
Carrefour SA	4,884	203,879
Casino Guichard-Perrachon SA	516	35,660
CNP Assurances SA	600	47,917
Compagnie de Saint-Gobain SA	3,096	117,875
Compagnie Generale de Geophysique-Veritas(a)	1,140	18,084
Compagnie Generale des Etablissements Michelin Class B	1,680	85,458
Credit Agricole SA	7,116	101,378
Electricite de France	864	51,383
Essilor International SA	1,896	84,292
France Telecom SA	14,352	358,521
GDF Suez	9,264	407,100
Groupe Danone	2,544	140,134
L’Air Liquide SA	2,892	246,821
Legrand SA	3,096	51,036
L’Oreal SA	2,220	166,131
LVMH Moet Hennessy Louis Vuitton SA	936	61,558
Neopost SA	576	47,768
Pernod Ricard SA	600	38,635
PPR SA	744	46,794
Publicis Groupe SA	1,656	37,063
Renault SA	516	15,612
Sanofi-Aventis	9,024	565,622
SCOR SE	2,964	47,921
Societe Generale	3,660	195,737
Sodexo	1,092	51,940
STMicroelectronics NV	11,148	90,401
Suez Environnement SA(a)	1,284	24,423
Technip SA	900	26,534
Total SA	11,076	601,333
Unibail-Rodamco	216	32,046
Valeo SA	1,620	27,917
Vallourec SA	600	66,192
Veolia Environnement	2,928	71,324
Vinci SA	3,504	124,366
Vivendi	7,596	196,543

		5,623,832
GERMANY—6.71%
Allianz SE Registered	4,068	299,292
BASF SE	12,432	410,978
Bilfinger Berger AG	936	42,360
Celesio AG	1,524	44,796
Commerzbank AG	7,128	76,196
Daimler AG Registered	6,300	214,177
Deutsche Bank AG Registered	5,424	202,485
Deutsche Boerse AG	1,788	140,548
Deutsche Postbank AG	696	14,042
Deutsche Telekom AG Registered	25,704	377,438
E.ON AG	14,472	544,297

Fresenius Medical Care AG & Co. KGaA	2,100	93,894
GEA Group AG	4,152	59,652
HeidelbergCement AG	360	26,591
Hochtief AG	1,008	30,971
Infineon Technologies AG(a)	11,160	34,742
K+S AG	1,632	63,491
Linde AG	1,848	152,576
Merck KGaA	708	62,467
METRO AG	1,980	62,969
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,980	258,355
Q-Cells AG(a)	1,128	43,626
RWE AG	3,144	258,301
Salzgitter AG	636	41,259
SAP AG	8,484	296,978
Siemens AG Registered	6,900	406,504
ThyssenKrupp AG	6,312	120,139
TUI AG(b)	3,312	40,066
Volkswagen AG	632	400,303
Wacker Chemie AG	324	35,197

		4,854,690
HONG KONG—1.98%
Bank of East Asia Ltd.	14,400	28,055
Belle International Holdings Ltd.	48,000	22,295
BOC Hong Kong (Holdings) Ltd.	48,000	53,138
Cathay Pacific Airways Ltd.(b)	36,000	43,337
Cheung Kong (Holdings) Ltd.	12,000	112,329
Cheung Kong Infrastructure Holdings Ltd.	12,000	43,430
CLP Holdings Ltd.	12,000	80,511
Esprit Holdings Ltd.	12,000	66,577
Hang Seng Bank Ltd.	7,200	88,253
Henderson Land Development Co. Ltd.	12,000	41,959
Hong Kong Aircraft Engineering Co. Ltd.	4,800	37,221
Hong Kong and China Gas Co. Ltd. (The)	36,300	62,667
Hong Kong Exchanges and Clearing Ltd.	6,000	58,642
Hongkong Electric Holdings Ltd.	18,000	95,801
Hutchison Whampoa Ltd.	12,000	63,480
Kingboard Chemical Holdings Co. Ltd.(b)	12,000	23,193
Li & Fung Ltd.	24,000	47,068
MTR Corp. Ltd.	18,000	39,017
New World Development Co. Ltd.	24,000	19,323
Noble Group Ltd.	49,600	34,762
Orient Overseas International Ltd.	12,000	20,902
Pacific Basin Shipping Ltd.	48,000	24,587
PCCW Ltd.(b)	108,000	40,411
Shangri-La Asia Ltd.	24,000	33,195
Sun Hung Kai Properties Ltd.	12,000	101,413
Swire Pacific Ltd. Class A	6,000	41,417
Tencent Holdings Ltd.	12,000	85,156
Wharf Holdings Ltd. (The)	12,000	23,224

		1,431,363
HUNGARY—0.21%
MOL Magyar Olaj-es Gazipari Rt	1,728	94,073
OTP Bank Rt(a)	1,404	23,420
Richter Gedeon Rt	240	33,154

		150,647
INDIA—1.90%
HDFC Bank Ltd. ADR	4,512	295,987
ICICI Bank Ltd. SP ADR	10,728	183,342
Infosys Technologies Ltd. SP ADR	10,080	295,546

Satyam Computer Services Ltd. ADR(b)	16,800	264,264
Tata Communications Ltd. ADR	5,172	124,025
Wipro Ltd. ADR	27,528	213,067

		1,376,231
INDONESIA—0.41%
PT Bank Central Asia Tbk	180,000	44,587
PT Bank Mandiri Tbk	174,000	24,903
PT Bank Rakyat Indonesia Tbk	78,000	24,688
PT Bumi Resources Tbk	162,000	32,326
PT Indosat Tbk	78,000	37,927
PT Perusahaan Gas Negara Tbk	210,000	26,972
PT Semen Gresik (Persero) Tbk	96,000	26,422
PT Telekomunikasi Indonesia Tbk	126,000	62,422
PT United Tractors Tbk	48,500	14,016

		294,263
IRELAND—0.46%
Allied Irish Banks PLC	9,528	50,865
Anglo Irish Bank Corp. PLC	16,466	52,199
Bank of Ireland	15,506	45,223
CRH PLC	7,272	159,528
Elan Corp. PLC(a)	3,756	27,862

		335,677
ITALY—2.73%
Alleanza Assicurazioni SpA	5,736	37,822
Assicurazioni Generali SpA	11,004	274,328
Banco Popolare SpA	3,036	37,305
Enel SpA	18,156	120,179
Eni SpA	31,704	744,948
Fondiaria-Sai SpA	1,452	26,918
IFIL Investments SpA	10,656	32,430
Intesa Sanpaolo SpA	58,476	210,773
Luxottica Group SpA	1,429	28,522
Mediobanca SpA	7,728	87,019
Mediolanum SpA	9,432	36,389
Saipem SpA	1,740	32,236
Telecom Italia SpA	77,352	87,787
UniCredito SpA	72,636	173,988
Unione di Banche Italiane ScpA	2,436	40,558

		1,971,202
JAPAN—17.65%
Advantest Corp.	2,400	33,554
AEON Co. Ltd.	4,800	45,145
AIFUL Corp.	16,800	76,014
Aisin Seiki Co. Ltd.	2,400	41,070
All Nippon Airways Co. Ltd.	12,000	45,511
Alps Electric Co. Ltd.	4,800	25,720
Amada Co. Ltd.	12,000	54,052
Asahi Glass Co. Ltd.	12,000	73,940
Asahi Kasei Corp.	12,000	44,291
Astellas Pharma Inc.	4,800	189,853
Bridgestone Corp.	6,000	103,101
Canon Inc.	9,600	326,019
Canon Marketing Japan Inc.	3,600	59,738
Casio Computer Co. Ltd.	7,200	45,389
Chubu Electric Power Co. Inc.	2,400	62,227
Chugai Pharmaceutical Co. Ltd.	4,800	67,351
Citizen Watch Co. Ltd.	6,000	32,761
Cosmo Oil Co. Ltd.	24,000	49,537
Credit Saison Co. Ltd.	2,400	24,769

Daido Steel Co. Ltd.	12,000	37,214
Daiichi Sankyo Co. Ltd.	6,000	122,013
Daikin Industries Ltd.	2,400	53,076
Dainippon Pharmaceutical Co. Ltd.	12,000	93,584
Daiwa Securities Group Inc.	12,000	65,765
Denso Corp.	6,000	113,716
Eisai Co. Ltd.	2,400	76,868
Fanuc Ltd.	2,400	155,201
FUJIFILM Holdings Corp.	6,000	130,859
Fujitsu Ltd.	36,000	137,997
Hino Motors Ltd.	12,000	27,087
Hitachi Construction Machinery Co. Ltd.	2,400	26,843
Hitachi High-Technologies Corp.	3,600	57,541
Hitachi Ltd.	36,000	165,816
Honda Motor Co. Ltd.	9,600	234,265
Hoya Pentax HD Corp.	4,800	85,556
IBIDEN Co. Ltd.	1,200	21,877
Idemitsu Kosan Co. Ltd.	1,200	68,205
IHI Corp.	36,000	42,827
ITO EN Ltd.	3,600	56,919
ITOCHU Corp.	24,000	123,477
Japan Airlines Corp.(a)	24,000	54,174
Japan Petroleum Exploration Co. Ltd.	1,200	45,389
Japan Prime Realty Investment Corp.	60	104,748
Japan Retail Fund Investment Corp.	12	42,827
JFE Holdings Inc.	6,000	149,161
JSR Corp.	2,400	26,672
JTEKT Corp.	4,800	35,921
Kansai Electric Power Co. Inc. (The)	2,400	59,786
Kawasaki Heavy Industries Ltd.	24,000	42,705
Kawasaki Kisen Kaisha Ltd.	12,000	46,121
Keio Corp.	12,000	61,495
Kobe Steel Ltd.	36,000	57,102
Komatsu Ltd.	2,600	27,864
Konica Minolta Holdings Inc.	6,000	38,312
Kubota Corp.	12,000	58,688
Kuraray Co. Ltd.	6,000	44,596
Kurita Water Industries Ltd.	2,400	53,686
Kyocera Corp.	2,400	137,631
Leopalace21 Corp.	13,200	96,903
Mabuchi Motor Co. Ltd.	1,200	46,609
Marubeni Corp.	24,000	90,778
Matsushita Electric Industrial Co. Ltd.	12,000	184,484
Matsushita Electric Works Ltd.	12,000	102,369
Minebea Co. Ltd.	12,000	31,601
Mitsubishi Chemical Holdings Corp.	12,000	47,585
Mitsubishi Corp.	13,200	215,146
Mitsubishi Electric Corp.	48,000	291,856
Mitsubishi Estate Co. Ltd.	12,000	208,277
Mitsubishi Gas Chemical Co. Inc.	12,000	43,315
Mitsubishi Heavy Industries Ltd.	36,000	113,472
Mitsubishi UFJ Financial Group Inc.	64,800	394,005
Mitsui Chemicals Inc.	12,000	40,874
Mitsui O.S.K. Lines Ltd.	12,000	60,397
Mitsumi Electric Co. Ltd.	2,400	30,650
Mizuho Financial Group Inc.	72	169,842
Murata Manufacturing Co. Ltd.	2,400	80,529
NEC Corp.	60,000	172,649
Nidec Corp.	1,200	60,885
Nintendo Co. Ltd.	1,200	373,360
Nippon Mining Holdings Inc.	12,000	35,262
Nippon Steel Corp.	60,000	197,661
Nippon Telegraph and Telephone Corp.	36	143,488

Nishi-Nippon City Bank Ltd. (The)	24,000	51,246
Nisshin Seifun Group Inc.	6,000	63,874
Nisshin Steel Co. Ltd.	24,000	31,479
Nitto Denko Corp.	1,200	26,111
Nomura Holdings Inc.	15,600	143,073
NSK Ltd.	12,000	47,829
NTN Corp.	12,000	43,925
NTT DoCoMo Inc.	84	132,384
Omron Corp.	3,600	50,001
Ono Pharmaceutical Co. Ltd.	1,200	52,832
ORIX Corp.	960	96,244
Ricoh Co. Ltd.	12,000	125,308
Rohm Co. Ltd.	1,200	56,248
Santen Pharmaceutical Co. Ltd.	3,600	90,778
SANYO Electric Co. Ltd.(a)	48,000	70,768
Secom Co. Ltd.	1,200	44,901
Seiko Epson Corp.	2,400	35,408
Seven & I Holdings Co. Ltd.	6,000	165,633
77 Bank Ltd. (The)	12,000	55,272
Sharp Corp.	12,000	83,823
Shin-Etsu Chemical Co. Ltd.	3,600	185,582
Showa Shell Sekiyu K.K.	9,600	76,136
SMC Corp.	1,200	111,032
SoftBank Corp.	6,000	57,956
Sompo Japan Insurance Inc.	12,000	81,261
Sony Corp.	7,200	162,522
Stanley Electric Co. Ltd.	2,400	29,674
Sumitomo Chemical Co. Ltd.	12,000	35,750
Sumitomo Corp.	13,200	113,277
Sumitomo Heavy Industries Ltd.	12,000	34,652
Sumitomo Metal Industries Ltd.	36,000	90,412
Sumitomo Mitsui Financial Group Inc.	36	139,827
T&D Holdings Inc.	1,800	66,619
Taiyo Nippon Sanso Corp.	12,000	74,428
Takeda Pharmaceutical Co. Ltd.	7,200	353,594
Takefuji Corp.	7,810	61,543
TDK Corp.	1,200	39,410
Terumo Corp.	1,200	49,049
THK Co. Ltd.	3,600	48,500
Tokio Marine Holdings Inc.	6,000	179,359
Tokyo Electric Power Co. Inc. (The)	6,000	168,988
Tokyo Electron Ltd.	2,400	78,332
Tokyo Tatemono Co. Ltd.	24,000	96,634
TonenGeneral Sekiyu K.K.	12,000	100,295
Toray Industries Inc.	12,000	55,028
Toshiba Corp.	36,000	128,480
Toyo Seikan Kaisha Ltd.	9,600	115,864
Toyota Industries Corp.	2,400	53,442
Toyota Motor Corp.	19,200	728,175
Toyota Tsusho Corp.	2,400	22,475
Ube Industries Ltd.	24,000	49,049
Ushio Inc.	2,400	32,041
Yahoo! Japan Corp.	120	38,861
Yokogawa Electric Corp.	6,000	27,209

		12,768,216
MEXICO—1.46%
America Movil SAB de CV Series L	175,200	274,918
Cemex SAB de CV Series CPO(a)	109,326	82,886
Empresas ICA SAB de CV(a)	9,600	13,845
Fomento Economico Mexicano SAB de CV BD Units	31,200	81,154
Grupo Carso SA de CV Series A1	15,600	43,235

Grupo Financiero Banorte SAB de CV Series O	16,800	32,883
Grupo Mexico SA de CV Series B	57,792	49,879
Grupo Modelo SAB de CV Series C	16,800	51,982
Kimberly-Clark de Mexico SAB de CV Series A	15,600	52,749
Telefonos de Mexico SAB de CV Series L	120,000	109,155
Telmex Internacional SAB de CV Class L	120,000	64,566
Wal-Mart de Mexico SAB de CV Series V	73,200	199,466

		1,056,718
NETHERLANDS—1.42%
Aegon NV	15,060	60,594
Akzo Nobel NV	3,600	148,019
ASML Holding NV	4,920	84,848
Heineken NV	1,440	48,078
ING Groep NV	18,216	167,120
Koninklijke Ahold NV	10,200	108,220
Koninklijke DSM NV	2,400	66,070
Koninklijke KPN NV	12,708	177,016
Koninklijke Philips Electronics NV	7,380	134,290
TNT NV	1,608	33,236

		1,027,491
NORWAY—0.39%
Renewable Energy Corp. ASA(a)	2,412	22,536
StatoilHydro ASA	11,100	215,662
Telenor ASA	3,012	17,851
Yara International ASA	1,260	26,062

		282,111
PHILIPPINES—0.08%
Megaworld Corp.	1,488,000	23,725
Philippine Long Distance Telephone Co.	840	34,256

		57,981
PORTUGAL—0.38%
Banco BPI SA Registered	38,100	78,267
Banco Comercial Portugues SA Registered	143,844	166,532
CIMPOR - Cimentos de Portugal SGPS SA	6,348	28,987

		273,786
RUSSIA—1.80%
JSC MMC Norilsk Nickel ADR	6,396	64,024
LUKOIL SP ADR	11,076	423,103
Novolipetsk Steel GDR(c)	1,896	17,822
OAO Gazprom SP ADR	27,012	536,728
OAO NOVATEK SP GDR(c)	2,220	87,690
Polyus Gold SP ADR	2,376	26,184
Surgutneftegaz SP ADR(b)	22,500	145,125

		1,300,676
SINGAPORE—1.29%
CapitaLand Ltd.	12,000	23,047
COSCO Corp. (Singapore) Ltd.	24,000	12,535
DBS Group Holdings Ltd.	12,000	89,117
Keppel Corp. Ltd.	12,000	36,229
Neptune Orient Lines Ltd.(b)	36,000	29,355
Oversea-Chinese Banking Corp.	36,000	118,876
SembCorp Marine Ltd.	48,000	57,578
Singapore Airlines Ltd.	24,000	179,203
Singapore Exchange Ltd.	12,000	41,243
Singapore Telecommunications Ltd.	120,000	196,509
United Overseas Bank Ltd.	12,000	105,290
Venture Corp. Ltd.	12,000	42,860

		931,842

SOUTH AFRICA—0.91%
African Bank Investments Ltd.	18,432	49,776
Anglo Platinum Ltd.	792	32,162
AngloGold Ashanti Ltd.(b)	2,856	54,653
ArcelorMittal South Africa Ltd.	7,788	72,345
FirstRand Ltd.	39,168	55,630
Gold Fields Ltd.	7,464	52,286
Harmony Gold Mining Co. Ltd.(a)	6,132	45,881
Impala Platinum Holdings Ltd.	4,440	45,482
Kumba Iron Ore Ltd.	2,844	36,958
Sasol Ltd.	7,332	214,749

		659,922
SOUTH KOREA—1.89%
KB Financial Group Inc. SP ADR(a)	5,385	132,525
Korea Electric Power Corp. SP ADR	6,120	60,588
KT Corp. SP ADR	2,724	34,186
LG Display Co. Ltd. ADR	3,084	28,434
POSCO ADR	2,688	180,607
Samsung Electronics Co. Ltd. GDR(c)	3,600	740,700
Shinhan Financial Group Co. Ltd. ADR	2,737	136,138
SK Telecom Co. Ltd. ADR	3,048	52,456

		1,365,634
SPAIN—3.61%
Abertis Infraestructuras SA	2,088	35,453
Acciona SA	528	49,378
Acerinox SA	5,364	66,454
Actividades de Construcciones y Servicios SA	2,163	79,431
Banco Bilbao Vizcaya Argentaria SA	27,528	313,813
Banco Popular Espanol SA(b)	9,588	85,958
Banco Santander SA	45,960	487,800
Fomento de Construcciones y Contratas SA	1,140	44,813
Gamesa Corporacion Tecnologica SA	7,656	123,779
Gas Natural SDG SA	648	19,737
Grupo Ferrovial SA	1,176	35,819
Iberdrola SA	26,148	186,674
Indra Sistemas SA(b)	2,376	45,736
Industria de Diseno Textil SA	2,652	88,645
Repsol YPF SA	15,216	286,333
Telefonica SA	31,512	576,206
Zardoya Otis SA	4,680	87,830

		2,613,859
SWEDEN—1.67%
Alfa Laval AB	6,720	47,203
Assa Abloy AB Class B	3,720	40,806
Electrolux AB Class B	3,924	35,115
Getinge AB Class B	3,072	42,369
Hennes & Mauritz AB Class B	4,380	155,095
Husqvarna AB Class B	6,072	41,483
Investor AB Class B	11,700	171,872
Millicom International Cellular SA SDR	552	19,900
Nordea Bank AB	17,196	134,577
Sandvik AB	17,556	111,492
Scania AB Class B	10,212	81,885
Securitas AB Class B	5,028	47,413
Skandinaviska Enskilda Banken AB Class A	3,240	30,864
Skanska AB Class B	5,364	46,108
SSAB Svenskt Stal AB Class A	2,580	25,570
SSAB Svenskt Stal AB Class B	3,624	32,314

Svenska Handelsbanken AB Class A	2,244	40,162
Tele2 AB Class B	3,012	25,311
TeliaSonera AB	18,240	79,096

		1,208,635
SWITZERLAND—5.99%
ABB Ltd. Registered(a)	20,976	268,474
Compagnie Financiere Richemont SA Class A Bearer Units	2,191	45,731
Credit Suisse Group AG Registered	7,008	260,509
Kuehne & Nagel International AG Registered	1,020	60,997
Logitech International SA Registered(a)	1,992	29,469
Nestle SA Registered	27,600	1,063,311
Nobel Biocare Holding AG Registered	1,440	24,422
Novartis AG Registered	17,724	886,162
Roche Holding AG Genusschein	5,232	791,933
Swiss Life Holding AG Registered(a)	216	19,232
Swiss Reinsurance Co. Registered	2,244	91,754
Syngenta AG Registered	708	130,926
Synthes Inc.	372	47,549
UBS AG Registered(a)	26,124	432,772
Zurich Financial Services AG Registered	888	177,136

		4,330,377
TAIWAN—1.22%
AU Optronics Corp. SP ADR	12,925	89,183
Chunghwa Telecom Co. Ltd. SP ADR	19,122	314,748
Siliconware Precision Industries Co. SP ADR	3,840	21,658
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	49,802	411,365
United Microelectronics Corp. SP ADR	17,236	42,228

		879,182
THAILAND—0.15%
Bangkok Bank PCL NVDR	16,632	32,956
Kasikornbank PCL NVDR	23,112	32,947
Siam Cement PCL NVDR	15,600	45,366

		111,269
TURKEY—0.24%
Tupras-Turkiye Petrol Rafinerileri AS	4,740	60,347
Turk Sise ve Cam Fabrikalari AS(a)	139,500	112,937

		173,284
UNITED KINGDOM—16.99%
AMEC PLC	4,476	37,390
Anglo American PLC	10,416	257,830
AstraZeneca PLC	14,124	600,188
Aviva PLC	25,140	149,481
Banco Santander SA	4,000	43,367
Barclays PLC(d)	60,254	174,169
BG Group PLC	36,684	541,155
BHP Billiton PLC	16,272	276,849
BP PLC	173,808	1,424,512
British American Tobacco PLC	12,888	354,004
British Energy Group PLC	7,272	86,948
British Land Co. PLC	3,024	30,098
BT Group PLC	68,040	126,536
Bunzl PLC	11,028	111,009
Cadbury PLC	9,300	85,350
Capita Group PLC	8,604	88,694
Carnival PLC	1,440	31,527
Carphone Warehouse Group PLC (The)	9,408	20,369

Centrica PLC	26,580	130,773
Compass Group PLC	17,592	81,791
Diageo PLC	22,884	351,631
Enterprise Inns PLC	6,912	10,833
Experian PLC	10,512	58,003
Friends Provident PLC	22,392	25,326
G4S PLC	14,172	42,866
GKN PLC	11,796	22,633
GlaxoSmithKline PLC	51,492	995,882
Hays PLC	30,372	33,493
HBOS PLC	44,097	70,751
Home Retail Group PLC	10,956	34,829
HSBC Holdings PLC	96,396	1,186,829
ICAP PLC	5,700	28,274
IMI PLC	14,664	65,157
Imperial Tobacco Group PLC	9,013	242,470
Inchcape PLC	9,948	12,698
InterContinental Hotels Group PLC	3,948	33,585
International Power PLC	10,800	38,652
Invensys PLC(a)	13,788	34,397
J Sainsbury PLC	14,244	65,017
Johnson Matthey PLC	3,888	58,549
Kingfisher PLC	23,184	42,704
Land Securities Group PLC	3,036	53,518
Legal & General Group PLC	74,220	85,504
Lloyds TSB Group PLC	42,852	136,953
Man Group PLC	16,044	92,286
Marks & Spencer Group PLC	15,420	54,564
National Grid PLC	21,456	243,886
Next PLC	2,160	36,785
Old Mutual PLC	43,896	35,533
Prudential PLC	21,264	108,226
Reckitt Benckiser PLC	5,496	231,772
Rexam PLC	44,928	270,951
Rio Tinto PLC	7,308	338,178
Royal Bank of Scotland Group PLC	132,591	144,608
SABMiller PLC	5,808	92,294
Sage Group PLC	14,076	39,346
Scottish & Southern Energy PLC	6,792	133,226
Serco Group PLC	7,404	44,203
Shire PLC	3,876	51,291
Smith & Nephew PLC	11,160	102,601
Standard Chartered PLC	10,080	165,311
Standard Life PLC	17,328	66,845
Tate & Lyle PLC	6,288	37,414
Tesco PLC	68,904	377,860
Thomson Reuters PLC	1,272	22,053
3i Group PLC	5,340	46,591
Tullow Oil PLC	10,104	85,546
United Utilities Group PLC	3,312	37,433
Vodafone Group PLC	413,088	794,929
Wm Morrison Supermarkets PLC	15,300	65,202
Wolseley PLC	9,816	53,607
WPP Group PLC	9,504	57,585
Xstrata PLC	4,560	77,730

		12,290,450

TOTAL COMMON STOCKS
(Cost: $104,025,289)		70,707,533

Security	Shares	Value

PREFERRED STOCKS—1.89%

BRAZIL—1.59%
Banco Bradesco SA SP ADR	16,860	197,262
Banco Itau Holding Financiera SA ADR	26,557	293,720
Companhia Vale do Rio Doce SP ADR	16,248	190,264
Petroleo Brasileiro SA SP ADR	21,072	465,059

		1,146,305
GERMANY—0.15%
Henkel AG & Co. KGaA	2,040	58,229
ProSiebenSat.1 Media AG	6,702	19,886
RWE AG	540	33,868

		111,983
ITALY—0.15%
Intesa Sanpaolo SpA RNC	10,164	29,644
Telecom Italia SpA RNC	62,076	51,480
Unipol Gruppo Finanziario SpA	23,724	25,571

		106,695

TOTAL PREFERRED STOCKS
(Cost: $2,343,648)		1,364,983

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(e)	25,932	3

		3

TOTAL RIGHTS
(Cost: $0)		3

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(f)	11,284	11,284
BGI Cash Premier Fund LLC
2.50%(d)(f)(g)	307,452	307,452

		318,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $318,736)		318,736

TOTAL INVESTMENTS IN SECURITIES—100.10%
(Cost: $106,687,673)		72,391,255
Other Assets, Less Liabilities—(0.10)%		(72,126)

NET ASSETS—100.00%		$72,319,129

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVDR	-	Non-Voting Depositary Receipts
NVS	-	Non-Voting Shares
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Security valued using Level 3 inputs. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—95.70%

CHINA—21.63%
Agile Property Holdings Ltd.	190,000	$60,551
Air China Ltd. Class H	190,000	50,745
Alibaba.com Ltd.(a)	38,000	22,259
Aluminum Corp. of China Ltd. Class H	190,000	69,867
Angang New Steel Co. Ltd. Class H	114,000	67,366
Anhui Conch Cement Co. Ltd. Class H(a)	38,000	116,935
Bank of China Ltd. Class H	703,000	200,457
Bank of Communications Co. Ltd. Class H	285,000	162,532
Beijing Capital International Airport Co. Ltd. Class H	76,000	41,185
Beijing Enterprises Holdings Ltd.	38,000	147,088
BYD Co. Ltd. Class H	38,000	63,738
Chaoda Modern Agriculture (Holdings) Ltd.	190,000	129,683
China Agri-Industries Holdings Ltd.(a)	228,000	79,428
China BlueChemical Ltd. Class H	237,500	87,946
China CITIC Bank Class H	285,000	84,576
China Coal Energy Co. Class H	228,000	131,791
China Communications Construction Co. Ltd. Class H	247,000	168,269
China Construction Bank Class H	1,387,000	662,142
China COSCO Holdings Co. Ltd. Class H	171,000	88,032
China Eastern Airlines Corp. Ltd. Class H(a)	304,000	36,870
China Everbright Ltd.	152,000	135,713
China High Speed Transmission Equipment Group Co. Ltd.	49,000	37,933
China Life Insurance Co. Ltd. Class H	285,000	748,311
China Mengniu Dairy Co. Ltd.	76,000	72,073
China Merchants Bank Co. Ltd. Class H	123,500	183,247
China Mobile Ltd.	256,500	2,243,831
China Oilfield Services Ltd. Class H	190,000	101,246
China Overseas Land & Investment Ltd.	228,000	249,462
China Petroleum & Chemical Corp. Class H	988,000	641,207
China Railway Construction Corp. Class H(a)	161,500	195,456
China Railway Group Ltd. Class H(a)	209,000	118,651
China Resources Enterprise Ltd.	76,000	147,088
China Resources Land Ltd.	114,000	111,787
China Resources Power Holdings Co. Ltd.	76,000	141,009
China Shenhua Energy Co. Ltd. Class H	161,500	291,725
China Shipping Container Lines Co. Ltd. Class H	646,000	71,681
China Shipping Development Co. Ltd. Class H	114,000	107,080
China Southern Airlines Co. Ltd. Class H(a)	570,000	85,311
China Travel International Investment Hong Kong Ltd.	532,000	73,446
China Unicom (Hong Kong) Ltd.	38,000	53,932

China Yurun Food Group Ltd.	38,000	44,126
CITIC Resources Holdings Ltd.(a)	494,000	36,331
CNOOC Ltd.	817,000	664,103
Country Garden Holdings Co.	190,000	32,850
Datang International Power Generation Co. Ltd. Class H	114,000	41,773
Denway Motors Ltd.	684,000	165,033
Dongfang Electric Co. Ltd. Class H	38,000	72,171
Dongfeng Motor Group Co. Ltd. Class H	456,000	123,554
Fosun International Ltd.	275,500	55,097
GOME Electrical Appliances Holdings Ltd.	513,000	99,285
Guangdong Investment Ltd.	76,000	22,554
Guangzhou Investment Co. Ltd.	380,000	27,456
Guangzhou R&F Properties Co. Ltd. Class H	83,600	38,292
Harbin Power Equipment Co. Ltd. Class H	114,000	60,306
Hengan International Group Co. Ltd. Class H	38,000	104,433
Hopson Development Holdings Ltd.	76,000	24,515
Industrial and Commercial Bank of China Ltd. Class H	1,824,000	833,108
Jiangsu Expressway Co. Ltd. Class H	38,000	25,887
Jiangxi Copper Co. Ltd. Class H	152,000	71,387
KWG Property Holding Ltd.	76,000	15,886
Lenovo Group Ltd.	494,000	144,686
Li Ning Co. Ltd.	76,000	91,293
Maanshan Iron & Steel Co. Ltd. Class H	228,000	40,890
Nine Dragons Paper Holdings Ltd.	133,000	22,137
Parkson Retail Group Ltd.	85,500	77,442
PetroChina Co. Ltd. Class H	988,000	726,616
PICC Property & Casualty Co. Ltd. Class H(a)	152,000	40,400
Ping An Insurance (Group) Co. of China Ltd. Class H	57,000	235,341
Shanghai Electric Group Corp. Class H(a)	380,000	110,316
Shanghai Industrial Holdings Ltd.	19,000	29,418
Shimao Property Holdings Ltd.	66,500	35,093
Sinofert Holdings Ltd.	266,000	145,176
Sino-Ocean Land Holdings Ltd.	304,000	78,447
Sinopec Shanghai Petrochemical Co. Ltd. Class H	228,000	42,067
Soho China Ltd.	370,500	107,558
Tingyi (Cayman Islands) Holding Corp.	152,000	158,855
Yanzhou Coal Mining Co. Ltd. Class H	190,000	116,445
Zhejiang Expressway Co. Ltd. Class H	38,000	17,553
Zijin Mining Group Co. Ltd. Class H	342,000	101,491

		13,161,020
HONG KONG—13.61%
ASM Pacific Technology Ltd.	9,500	30,950
Bank of East Asia Ltd.	106,400	207,296
Belle International Holdings Ltd.	171,000	79,428
BOC Hong Kong (Holdings) Ltd.	142,500	157,752
C C Land Holdings Ltd.	285,000	49,642
Cathay Pacific Airways Ltd.	57,000	68,617
Cheung Kong (Holdings) Ltd.	38,000	355,708
China Insurance International Holdings Co. Ltd.	76,000	174,545
Chinese Estates Holdings Ltd.	114,000	85,017
CITIC International Financial Holdings Ltd.(a)(b)	94,000	59,429
CLP Holdings Ltd.	66,500	446,168
CNPC Hong Kong Ltd.	380,000	113,258

Esprit Holdings Ltd.	43,700	242,450
Foxconn International Holdings Ltd.(a)	57,000	20,225
Genting International PLC(a)	437,000	106,018
Hang Lung Development Co. Ltd.	76,000	237,302
Hang Lung Properties Ltd.	95,000	225,535
Hang Seng Bank Ltd.	30,400	372,623
Henderson Land Development Co. Ltd.	19,000	66,435
Hong Kong Aircraft Engineering Co. Ltd.	15,200	117,867
Hong Kong and China Gas Co. Ltd. (The)	171,000	295,206
Hong Kong Exchanges and Clearing Ltd.	66,500	649,946
Hongkong Electric Holdings Ltd.	9,500	50,562
Hopewell Holdings Ltd.	76,000	230,438
Hutchison Whampoa Ltd.	57,000	301,531
Hysan Development Co. Ltd.	95,000	145,127
Kerry Properties Ltd.	47,500	115,709
Kingboard Chemical Holdings Co. Ltd.	19,000	36,723
Lee & Man Paper Manufacturing Ltd.	114,000	36,184
Li & Fung Ltd.	152,000	298,099
Lifestyle International Holdings Ltd.	114,000	73,544
Link REIT (The)	171,000	295,647
MTR Corp. Ltd.	38,000	82,369
New World Development Co. Ltd.	171,000	137,675
Noble Group Ltd.	152,000	106,530
NWS Holdings Ltd.	95,000	98,059
Orient Overseas International Ltd.	38,000	66,190
Pacific Basin Shipping Ltd.	190,000	97,323
Shangri-La Asia Ltd.	190,000	262,798
Shougang Concord International Enterprises Co. Ltd.	836,000	66,876
Shui On Land Ltd.	209,000	46,382
Shun Tak Holdings Ltd.	304,000	58,835
Sino Land Co. Ltd.	114,000	95,754
Sun Hung Kai Properties Ltd.	38,000	321,143
Television Broadcasts Ltd.	38,000	103,942
Tencent Holdings Ltd.	57,000	404,493
Wharf Holdings Ltd. (The)	57,000	110,316
Wheelock and Co. Ltd.	57,000	83,987
Wing Hang Bank Ltd.	28,500	132,012
Yue Yuen Industrial Holdings Ltd.	133,000	260,837

		8,280,502
INDIA—10.88%
HDFC Bank Ltd. ADR	22,306	1,463,274
ICICI Bank Ltd. SP ADR	42,256	722,155
Infosys Technologies Ltd. SP ADR	41,192	1,207,749
Mahanagar Telephone Nigam Ltd. ADR	50,141	148,919
Reliance Industries Ltd. GDR(c)	28,113	1,602,441
Satyam Computer Services Ltd. ADR	43,073	677,538
Tata Communications Ltd. ADR	10,811	259,248
Wipro Ltd. ADR	69,597	538,681

		6,620,005
INDONESIA—1.93%
PT Aneka Tambang Tbk	560,500	53,479
PT Astra Agro Lestari Tbk	66,500	36,911
PT Astra International Tbk	152,000	130,385
PT Bank Central Asia Tbk	570,000	141,193
PT Bank Danamon Indonesia Tbk	247,000	58,917

PT Bank Mandiri Tbk	408,500	58,464
PT Bank Rakyat Indonesia Tbk	247,000	78,179
PT Bumi Resources Tbk	147,000	29,333
PT Indah Kiat Pulp and Paper Corp. Tbk(a)	66,500	5,003
PT Indocement Tunggal Prakarsa Tbk	218,500	70,161
PT Indofood Sukses Makmur Tbk	665,000	66,500
PT International Nickel Indonesia Tbk	186,000	28,839
PT Perusahaan Gas Negara Tbk	665,000	85,413
PT Semen Gresik (Persero) Tbk	266,000	73,211
PT Tambang Batubara Bukit Asam Tbk	209,000	104,979
PT Truba Alam Manunggal Engineering Tbk(a)	1,450,500	7,452
PT Unilever Indonesia Tbk	85,500	58,438
PT United Tractors Tbk	304,333	87,949

		1,174,806
PHILIPPINES—1.11%
Ayala Corp.	11,210	53,392
Ayala Land Inc.	95,000	11,458
Banco de Oro Unibank Inc.	51,300	28,314
Energy Development Corp.	779,000	46,976
International Container Term Services Inc.	169,100	49,258
Jollibee Foods Corp.	457,900	430,568
Manila Electric Co.	38,000	45,442
Megaworld Corp.	456,000	7,271

		672,679
SINGAPORE—6.93%
Ascendas Real Estate Investment Trust	133,000	141,613
CapitaCommercial Trust	133,000	87,836
CapitaLand Ltd.	95,000	182,458
CapitaMall Trust Management Ltd.	133,000	170,295
City Developments Ltd.	38,000	161,332
ComfortDelGro Corp. Ltd.	190,000	152,369
COSCO Corp. (Singapore) Ltd.	171,000	89,309
DBS Group Holdings Ltd.	19,000	141,101
Fraser and Neave Ltd.	133,000	244,686
Golden Agri-Resources Ltd.	494,000	63,252
Jardine Cycle & Carriage Ltd.	19,000	118,566
Keppel Corp. Ltd.	76,000	229,449
Keppel Land Ltd.	38,000	47,375
Neptune Orient Lines Ltd.	76,000	61,972
Olam International Ltd.	133,000	112,932
Oversea-Chinese Banking Corp.	38,000	125,480
Parkway Holdings Ltd.	133,000	139,821
SembCorp Industries Ltd.	95,000	153,649
SembCorp Marine Ltd.	171,000	205,122
Singapore Exchange Ltd.	95,000	326,505
Singapore Press Holdings Ltd.	19,000	40,973
Singapore Technologies Engineering Ltd.	266,000	412,292
Singapore Telecommunications Ltd.	171,000	280,026
United Overseas Bank Ltd.	38,000	333,419
UOL Group Ltd.	57,000	72,215
Wilmar International Ltd.	57,000	94,878
Yanlord Land Group Ltd.	57,000	28,041

		4,216,966
SOUTH KOREA—19.10%
KB Financial Group Inc. SP ADR(a)	49,839	1,226,538

Korea Electric Power Corp. SP ADR	116,527	1,153,617
KT Corp. SP ADR	94,126	1,181,281
LG Display Co. Ltd. ADR	61,161	563,904
POSCO ADR	24,529	1,648,104
Samsung Electronics Co. Ltd. GDR(d)	15,219	3,131,309
Shinhan Financial Group Co. Ltd. ADR	30,856	1,534,777
SK Telecom Co. Ltd. ADR	68,742	1,183,050

		11,622,580
TAIWAN—18.21%
AU Optronics Corp. SP ADR	81,966	565,565
Chunghwa Telecom Co. Ltd. SP ADR	206,283	3,395,418
Siliconware Precision Industries Co. SP ADR	168,511	950,402
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	503,101	4,155,614
United Microelectronics Corp. SP ADR	821,921	2,013,706

		11,080,705
THAILAND—2.30%
Bangkok Bank PCL NVDR	24,700	48,942
Bank of Ayudhya PCL NVDR	285,000	82,067
Banpu PCL NVDR	28,500	130,820
BEC World PCL NVDR	245,100	115,999
Central Pattana PCL NVDR	355,300	93,700
CP All PCL NVDR	456,000	100,105
Glow Energy PCL NVDR	30,400	17,334
IRPC PCL NVDR	722,000	46,521
Kasikornbank PCL NVDR	81,700	116,465
Krung Thai Bank PCL NVDR	172,900	19,323
Land and Houses PCL NVDR	1,759,400	183,590
PTT Aromatics & Refining PCL NVDR	152,000	43,119
PTT Chemical PCL NVDR	5,700	5,607
PTT Exploration & Production PCL NVDR	85,500	209,637
Ratchaburi Electricity Generating Holding PCL NVDR	17,100	15,113
Thai Oil PCL NVDR	129,200	75,881
TMB Bank PCL NVDR(a)	6,085,700	97,163

		1,401,386

TOTAL COMMON STOCKS
(Cost: $59,458,587)		58,230,649

Security	Shares	Value

EXCHANGE-TRADED FUNDS—3.91%
iShares MSCI Malaysia Index Fund(e)	332,671	2,378,598

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,469,665)		2,378,598

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(e)(f)	90,299	90,299

		90,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,299)		90,299

TOTAL INVESTMENTS IN SECURITIES—99.76%
(Cost: $62,018,551)		60,699,546
Other Assets, Less Liabilities—0.24%		148,470

NET ASSETS—100.00%		$60,848,016

ADR	-	American Depositary Receipts
GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.02%

AUSTRALIA—5.88%
AGL Energy Ltd.	1,837,684	$16,937,396
Alumina Ltd.	4,315,260	6,035,625
Amcor Ltd.	3,449,667	13,200,323
AMP Ltd.	6,602,573	23,566,217
Aristocrat Leisure Ltd.	1,424,533	3,571,375
Asciano Group	2,418,227	3,350,393
ASX Ltd.(a)	753,118	14,856,401
Australia and New Zealand Banking Group Ltd.	6,298,392	72,137,121
Babcock & Brown Ltd.(a)	1,033,062	875,808
Bendigo and Adelaide Bank Ltd.	965,512	8,395,614
BHP Billiton Ltd.	11,353,662	209,661,292
BlueScope Steel Ltd.	2,929,479	8,523,312
Boral Ltd.	2,761,684	8,217,315
Brambles Ltd.	4,788,250	25,082,840
Caltex Australia Ltd.	719,288	4,456,027
Coca-Cola Amatil Ltd.(a)	2,654,054	14,095,647
Cochlear Ltd.	210,424	7,913,152
Commonwealth Bank of Australia	4,318,696	114,825,165
Computershare Ltd.	1,945,887	10,783,911
Crown Ltd.	1,936,070	8,558,059
CSL Ltd.	2,127,246	51,085,600
CSR Ltd.	5,287,561	7,535,092
Dexus Property Group	18,824,830	9,252,663
Fortescue Metals Group Ltd.(b)	4,299,129	8,367,234
Foster’s Group Ltd.	7,451,575	28,120,530
GPT Group (The)	7,261,242	3,569,000
GPT Group (The) Entitlement(c)	7,261,242	3,569,000
Harvey Norman Holdings Ltd.	3,529,139	6,007,142
Incitec Pivot Ltd.	3,927,840	10,365,570
Insurance Australia Group Ltd.	6,932,890	17,381,102
James Hardie Industries NV	2,297,771	6,442,806
John Fairfax Holdings Ltd.	5,084,481	6,440,614
Leighton Holdings Ltd.(a)	468,081	7,658,648
Lend Lease Corp. Ltd.	1,883,319	8,697,638
Macquarie Airports	3,034,579	4,284,416
Macquarie Group Ltd.(a)	995,996	19,318,986
Macquarie Infrastructure Group	9,015,695	11,658,285
Mirvac Group	6,234,469	4,051,493
National Australia Bank Ltd.	5,233,329	82,830,005
Newcrest Mining Ltd.	1,587,168	21,780,389
OneSteel Ltd.	2,676,342	6,091,722
Orica Ltd.	1,266,375	16,166,749
Origin Energy Ltd.	3,305,235	34,235,872
OZ Minerals Ltd.	11,009,754	6,864,182
Paladin Energy Ltd.(a)(b)	1,948,896	2,918,730
Qantas Airways Ltd.	3,300,023	5,268,800
QBE Insurance Group Ltd.(a)	3,003,018	50,521,649

Rio Tinto Ltd.	959,793	49,138,138
Santos Ltd.	2,303,988	20,505,556
Sims Group Ltd.	533,064	4,993,983
St. George Bank Ltd.	1,739,856	31,795,999
Stockland Corp. Ltd.	7,171,646	18,784,029
Suncorp-Metway Ltd.	3,410,808	18,024,747
Tabcorp Holdings Ltd.	2,470,799	11,166,251
Tatts Group Ltd.	5,172,771	8,531,839
Telstra Corp. Ltd.	14,600,142	39,685,668
Toll Holdings Ltd.	2,396,663	9,455,567
Transurban Group	3,959,509	14,080,222
Wesfarmers Ltd.	2,035,062	28,826,313
Wesfarmers Ltd. Partially Protected	348,544	4,955,464
Westfield Group(a)	6,015,054	65,082,283
Westpac Banking Corp.(a)	6,329,987	84,693,517
Woodside Petroleum Ltd.	1,714,652	47,376,401
Woolworths Ltd.	3,980,850	73,012,968
WorleyParsons Ltd.	473,247	4,667,759

		1,550,303,614
AUSTRIA—0.40%
Atrium European Real Estate Ltd.(b)	1,298,398	5,844,839
Erste Group Bank AG(a)	831,022	21,855,344
Oesterreichische Elektrizitaetswirtschafts AG Class A	405,859	19,042,032
OMV AG	522,042	16,542,764
Raiffeisen International Bank Holding AG(a)	193,892	6,023,686
Telekom Austria AG	1,385,158	16,861,916
Vienna Insurance Group	245,194	6,529,283
voestalpine AG	346,010	8,336,402
Wienerberger AG(a)	271,542	4,441,842

		105,478,108
BELGIUM—0.75%
Anheuser-Busch InBev NV(a)	588,517	23,488,816
Belgacom SA	471,942	16,002,447
Colruyt SA	99,007	22,096,066
Delhaize Group	304,196	16,924,156
Dexia SA(a)	1,864,916	9,648,411
Fortis(a)	7,139,943	8,057,886
Groupe Bruxelles Lambert SA	353,838	25,622,115
KBC Group NV	599,013	25,445,878
Mobistar SA(a)	141,191	9,300,985
Solvay SA(a)	223,804	20,634,710
UCB SA	407,554	10,312,721
Umicore	515,032	9,117,085

		196,651,276
DENMARK—0.91%
A.P. Moller - Maersk A/S Class A	1,008	5,835,767
A.P. Moller - Maersk A/S Class B	4,024	23,022,672
Carlsberg A/S Class B	305,166	11,951,501
Coloplast A/S Class B(a)	206,198	14,922,166
Danisco A/S	267,603	11,528,425
Danske Bank A/S	1,560,296	22,848,828
DSV A/S(a)	678,021	8,081,643
FLS Industries A/S Class B	187,116	6,913,996
Novo Nordisk A/S Class B	1,584,669	84,188,281
Novozymes A/S Class B	190,385	13,356,370
Topdanmark A/S(b)	102,312	10,975,533
Vestas Wind Systems A/S(b)	635,067	25,790,895

		239,416,077

FINLAND—1.46%
Cargotec Corp. Class B	227,240	3,123,564
Elisa OYJ Class A	655,340	9,780,916
Fortum OYJ	1,594,557	38,842,197
Kone OYJ Class B	598,543	13,236,654
Metso OYJ	443,953	5,832,210
Neste Oil OYJ(a)	493,179	7,729,643
Nokia OYJ	12,828,606	198,135,882
Nokian Renkaat OYJ	424,076	5,495,801
Outokumpu OYJ	436,627	4,484,685
Rautaruukki OYJ	306,245	4,951,258
Sampo OYJ Class A	1,618,230	31,949,586
Stora Enso OYJ Class R(a)	2,226,464	20,496,923
UPM-Kymmene OYJ	2,112,984	29,633,825
Wartsila OYJ Class B	281,562	7,055,006
YIT OYJ	509,664	3,147,381

		383,895,531
FRANCE—10.65%
Accor SA	773,857	29,777,226
Aeroports de Paris	90,184	5,294,767
Air France-KLM	515,774	7,347,996
Alcatel-Lucent(a)(b)	7,943,856	20,247,145
ALSTOM(a)	718,517	34,918,501
ArcelorMittal	2,964,640	75,392,997
Atos Origin SA	262,661	6,028,518
AXA	5,181,342	97,567,481
BNP Paribas	2,695,380	191,401,090
Bouygues SA	770,546	32,419,875
Cap Gemini SA	503,015	15,990,853
Carrefour SA	2,090,528	87,267,431
Casino Guichard-Perrachon SA	137,274	9,486,831
Compagnie de Saint-Gobain SA(a)	1,017,055	38,722,540
Compagnie Generale de Geophysique-Veritas(b)	402,824	6,390,120
Compagnie Generale des Etablissements Michelin Class B(a)	522,384	26,572,538
Credit Agricole SA	3,170,340	45,166,381
Dassault Systemes SA(a)	290,580	11,912,634
Eiffage SA	132,942	5,057,313
Electricite de France	640,088	38,067,022
Eramet(a)	16,032	3,191,712
Essilor International SA(a)	743,606	33,059,111
Eurazeo	113,226	6,733,725
European Aeronautic Defence and Space Co.(a)	1,185,674	19,455,211
France Telecom SA	6,241,512	155,916,621
GDF Suez	3,892,432	171,050,093
Groupe Danone(a)	1,537,083	84,668,821
Hermes International(a)	240,483	30,799,391
Icade	66,528	3,951,461
Klepierre	213,668	4,855,275
Lafarge SA(a)	537,404	34,968,870
Lagardere SCA	486,122	19,109,237
L’Air Liquide SA	828,137	70,678,268
L’Oreal SA	822,171	61,526,320
LVMH Moet Hennessy Louis Vuitton SA(a)	811,047	53,340,463
Natixis	3,062,933	6,641,558
Neopost SA(a)	182,425	15,128,591
PagesJaunes SA(a)	494,761	4,648,898
Pernod Ricard SA	608,820	39,202,881
PPR SA(a)	270,621	17,020,783
PSA Peugeot Citroen SA	586,693	15,470,566
Publicis Groupe SA	570,417	12,766,550

Renault SA	644,352	19,495,303
Safran SA	673,591	8,456,056
Sanofi-Aventis	3,543,549	222,108,629
Schneider Electric SA(a)	797,014	47,197,523
SCOR SE	700,406	11,323,910
SES SA	1,059,114	18,855,854
Societe BIC	204,218	10,684,634
Societe Generale	1,599,810	85,557,853
Sodexo(a)	414,571	19,718,885
STMicroelectronics NV	2,628,270	21,313,114
Suez Environnement SA(b)	907,544	17,262,168
Technip SA(a)	336,103	9,909,043
Thales SA	360,731	14,317,400
Total SA	7,324,163	397,640,240
Unibail-Rodamco	268,536	39,840,498
Valeo SA(a)	353,113	6,085,126
Vallourec SA(a)	177,028	19,529,791
Veolia Environnement	1,233,462	30,046,198
Vinci SA	1,394,353	49,489,380
Vivendi	4,012,325	103,817,145
Zodiac SA	160,478	6,204,536

		2,808,066,951
GERMANY—8.36%
Adidas AG	822,930	28,728,006
Allianz SE Registered	1,538,848	113,216,526
Arcandor AG(a)(b)	452,908	1,062,473
BASF SE	3,171,578	104,846,227
Bayer AG	2,609,208	142,799,444
Bayerische Motoren Werke AG	1,063,122	27,116,868
Beiersdorf AG	309,855	16,148,668
Bilfinger Berger AG	139,278	6,303,263
Celesio AG	404,687	11,895,126
Commerzbank AG	2,277,546	24,346,196
Daimler AG Registered	2,986,022	101,514,060
Deutsche Bank AG Registered	1,810,614	67,592,741
Deutsche Boerse AG	725,127	56,999,637
Deutsche Lufthansa AG Registered	927,665	12,869,002
Deutsche Post AG Registered	2,774,538	30,432,888
Deutsche Postbank AG	283,948	5,728,559
Deutsche Telekom AG Registered	9,742,526	143,059,437
E.ON AG	6,422,820	241,564,592
Fresenius Medical Care AG & Co. KGaA	740,536	33,110,433
GEA Group AG	461,926	6,636,494
HeidelbergCement AG(a)	73,584	5,435,202
Hochtief AG	180,437	5,543,900
Hypo Real Estate Holding AG(a)	435,628	2,861,422
Infineon Technologies AG(b)	2,592,284	8,069,943
K+S AG	513,024	19,958,570
Linde AG	444,659	36,712,263
MAN AG	385,879	18,951,126
Merck KGaA	251,705	22,208,163
METRO AG	463,330	14,735,142
Muenchener Rueckversicherungs-Gesellschaft AG Registered	734,844	95,884,168
Puma AG	35,690	5,948,089
Q-Cells AG(a)(b)	201,718	7,801,550
Rheinmetall AG	133,056	4,062,818
RWE AG	1,557,503	127,959,711
Salzgitter AG	152,076	9,865,693
SAP AG(a)	2,911,709	101,922,977
Siemens AG Registered	2,911,836	171,546,750
SolarWorld AG(a)	274,092	6,791,369

ThyssenKrupp AG	1,321,651	25,155,553
TUI AG(a)	1,001,595	12,116,492
Volkswagen AG(a)	501,651	317,741,216
Wacker Chemie AG	46,368	5,037,134

		2,202,279,891
GREECE—0.38%
Hellenic Telecommunications Organization SA SP ADR	5,306,696	38,526,613
National Bank of Greece SA ADR	14,078,626	61,523,596

		100,050,209
HONG KONG—2.03%
Bank of East Asia Ltd.	6,038,000	11,763,678
BOC Hong Kong (Holdings) Ltd.(a)	12,078,000	13,370,739
Cheung Kong (Holdings) Ltd.	6,036,000	56,501,467
CITIC International Financial Holdings Ltd.(b)(c)	8,860,000	5,601,481
CLP Holdings Ltd.	5,533,000	37,122,490
Esprit Holdings Ltd.	3,422,200	18,986,588
Foxconn International Holdings Ltd.(a)(b)	6,016,000	2,134,586
Genting International PLC(a)(b)	9,022,000	2,188,773
Hang Lung Properties Ltd.	10,060,000	23,883,000
Hang Seng Bank Ltd.	2,716,600	33,298,325
Henderson Land Development Co. Ltd.	5,030,000	17,587,753
Hong Kong and China Gas Co. Ltd. (The)(a)	15,819,432	27,309,898
Hong Kong Exchanges and Clearing Ltd.(a)	3,507,000	34,276,107
Hongkong Electric Holdings Ltd.	5,030,000	26,771,026
Hutchison Telecommunications International Ltd.(b)	2,668,000	2,884,715
Hutchison Whampoa Ltd.	7,042,000	37,252,289
Kerry Properties Ltd.	2,006,000	4,886,591
Kingboard Chemical Holdings Co. Ltd.	2,006,000	3,877,179
Li & Fung Ltd.	8,250,200	16,180,098
Link REIT (The)	9,056,000	15,657,207
MTR Corp. Ltd.(a)	6,535,000	14,165,371
New World Development Co. Ltd.	10,278,599	8,275,450
Noble Group Ltd.	5,040,000	3,532,313
NWS Holdings Ltd.	3,024,000	3,121,367
Orient Overseas International Ltd.	1,006,000	1,752,285
Pacific Basin Shipping Ltd.	7,018,000	3,594,818
PCCW Ltd.	23,154,000	8,663,574
Shangri-La Asia Ltd.	4,032,000	5,576,843
Sun Hung Kai Properties Ltd.	6,036,000	51,010,973
Swire Pacific Ltd. Class A	4,024,000	27,776,968
Wharf Holdings Ltd. (The)	7,956,375	15,398,541

		534,402,493
IRELAND—0.40%
Allied Irish Banks PLC	3,450,035	18,417,979
Anglo Irish Bank Corp. PLC	2,935,218	9,305,008
Bank of Ireland	3,868,543	11,282,664
CRH PLC	1,783,813	39,131,978
Elan Corp. PLC(b)	1,639,490	12,161,889
Kerry Group PLC Class A	712,770	15,816,990
Ryanair Holdings PLC(b)	177,504	618,981

		106,735,489
ITALY—3.48%
A2A SpA	4,457,898	8,055,294
Alleanza Assicurazioni SpA(a)	2,002,826	13,206,354
Assicurazioni Generali SpA(a)	3,605,422	89,882,677
Atlantia SpA	958,717	17,396,683
Autogrill SpA(a)	998,295	7,905,470

Banca Monte dei Paschi di Siena SpA	9,591,328	18,365,048
Banca Popolare di Milano Scrl	1,921,852	11,088,370
Banco Popolare SpA	2,380,575	29,251,088
Bulgari SpA(a)	765,385	5,658,286
Enel SpA(a)	15,033,096	99,507,385
Eni SpA	8,885,467	208,781,521
Fiat SpA	2,531,066	19,786,680
Finmeccanica SpA	1,230,073	15,098,807
Intesa Sanpaolo SpA	26,951,316	97,144,189
Italcementi SpA(a)	488,844	5,616,100
Luxottica Group SpA(a)	548,468	10,946,931
Mediaset SpA(a)	3,434,577	18,487,889
Mediobanca SpA	1,826,435	20,566,177
Mediolanum SpA(a)	1,488,797	5,743,841
Parmalat SpA	6,061,102	10,529,519
Pirelli & C. SpA	12,087,930	4,215,227
Saipem SpA	796,722	14,760,239
Snam Rete Gas SpA	4,317,618	21,694,511
Telecom Italia SpA	31,393,227	35,628,322
UniCredito SpA	36,825,504	88,209,840
Unione di Banche Italiane ScpA(a)	2,396,359	39,898,171

		917,424,619
JAPAN—23.49%
Acom Co. Ltd.(a)	2,505	94,240
Advantest Corp.	502,200	7,021,098
AEON Co. Ltd.	2,353,200	22,132,283
AEON Credit Service Co. Ltd.	705,690	7,440,778
Aisin Seiki Co. Ltd.	804,800	13,772,023
Ajinomoto Co. Inc.	2,012,000	17,122,969
All Nippon Airways Co. Ltd.(a)	2,008,000	7,615,496
Alps Electric Co. Ltd.	1,106,600	5,929,621
Amada Co. Ltd.	2,012,000	9,062,695
Asahi Breweries Ltd.	1,638,100	26,699,281
Asahi Glass Co. Ltd.	3,421,000	21,079,065
Asahi Kasei Corp.	4,024,000	14,852,181
Astellas Pharma Inc.	1,710,690	67,662,269
Bank of Kyoto Ltd. (The)	2,012,000	20,866,701
Bank of Yokohama Ltd. (The)	5,047,000	23,759,644
Benesse Corp.	301,800	12,550,707
Bridgestone Corp.	2,104,600	36,164,454
Canon Inc.	3,658,600	124,247,321
Casio Computer Co. Ltd.	701,800	4,424,159
Central Japan Railway Co.	5,030	40,863,955
Chiba Bank Ltd. (The)	4,019,000	19,165,338
Chubu Electric Power Co. Inc.	2,305,000	59,763,600
Chugai Pharmaceutical Co. Ltd.	1,202,800	16,877,112
Chuo Mitsui Trust Holdings Inc.	3,026,000	11,507,107
Citizen Watch Co. Ltd.	1,609,600	8,788,563
Coca-Cola West Japan Co. Ltd.	359,400	7,162,420
Credit Saison Co. Ltd.	804,800	8,305,765
Dai Nippon Printing Co. Ltd.	2,012,000	23,342,064
Daicel Chemical Industries Ltd.	1,006,000	3,600,529
Daido Steel Co. Ltd.	1,369,000	4,245,501
Daiichi Sankyo Co. Ltd.	2,414,495	49,100,051
Daikin Industries Ltd.	1,006,000	22,247,585
Daito Trust Construction Co. Ltd.	402,400	16,775,191
Daiwa House Industry Co. Ltd.	2,761,000	24,058,739
Daiwa Securities Group Inc.	5,030,000	27,566,548
Dena Co. Ltd.	1,012	2,202,013
Denso Corp.	1,711,700	32,441,371
Dentsu Inc.(a)	7,038	11,313,755
DIC Corp.	3,018,000	4,787,067

Dowa Holdings Co. Ltd.	1,006,000	2,956,117
East Japan Railway Co.	12,072	85,062,491
Eisai Co. Ltd.	905,400	28,998,577
Electric Power Development Co. Ltd.	503,000	14,806,152
Elpida Memory Inc.(a)(b)	401,800	2,067,217
FamilyMart Co. Ltd.	301,800	11,875,608
Fanuc Ltd.	628,000	40,610,880
Fast Retailing Co. Ltd.	218,100	22,752,476
Fuji Electric Holdings Co. Ltd.	1,006,000	1,432,029
Fuji Heavy Industries Ltd.	1,002,000	3,423,203
Fuji Television Network Inc.	1,922	2,290,375
FUJIFILM Holdings Corp.	1,810,800	39,493,300
Fujitsu Ltd.	7,042,000	26,993,736
Fukuoka Financial Group Inc.	4,013,000	12,893,828
Furukawa Electric Co. Ltd. (The)	2,012,000	5,932,689
Gunma Bank Ltd.	2,012,000	10,065,114
Hankyu Hanshin Holdings Inc.	4,020,000	18,802,237
Haseko Corp.	5,513,000	4,876,777
Hikari Tsushin Inc.	101,100	1,490,544
Hino Motors Ltd.	1,006,000	2,270,788
Hirose Electric Co. Ltd.	101,100	8,634,876
Hiroshima Bank Ltd. (The)	4,024,000	14,647,606
Hitachi Construction Machinery Co. Ltd.	301,000	3,366,548
Hitachi Ltd.	11,068,000	50,979,197
Hokuhoku Financial Group Inc.	7,018,000	13,629,263
Honda Motor Co. Ltd.	5,464,800	133,355,567
Hoya Pentax HD Corp.	1,465,800	26,126,562
IBIDEN Co. Ltd.	503,000	9,170,097
Idemitsu Kosan Co. Ltd.	100,800	5,729,253
IHI Corp.	2,808,000	3,340,478
INPEX Holdings Inc.	3,278	18,531,449
Isetan Mitsukoshi Holdings Ltd.(a)(b)	1,584,300	14,659,003
Isuzu Motors Ltd.	4,018,000	6,863,488
ITO EN Ltd.(a)	201,200	3,181,149
ITOCHU Corp.	5,030,000	25,878,800
Itochu Techno-Solutions Corp.	201,200	4,613,178
J. Front Retailing Co. Ltd.	1,540,600	6,735,719
Japan Airlines Corp.(a)(b)	2,012,000	4,541,576
Japan Real Estate Investment Corp.	1,008	8,803,986
Japan Steel Works Ltd. (The)	1,004,000	6,941,739
Japan Tobacco Inc.	15,034	52,584,606
JFE Holdings Inc.	1,803,675	44,839,709
JGC Corp.	1,006,000	10,484,494
Joyo Bank Ltd. (The)	3,018,000	14,023,650
JS Group Corp.	1,006,480	12,986,509
JSR Corp.	632,500	7,029,207
Kajima Corp.	4,026,000	11,339,115
Kamigumi Co. Ltd.	1,006,000	7,998,901
Kansai Electric Power Co. Inc. (The)	2,715,800	67,653,381
Kao Corp.	1,004,000	28,787,799
Kawasaki Heavy Industries Ltd.	5,030,000	8,950,178
Kawasaki Kisen Kaisha Ltd.	3,018,000	11,599,431
KDDI Corp.	9,054	53,578,323
Keihin Electric Express Railway Co. Ltd.(a)	2,012,000	15,506,822
Keio Corp.	2,012,000	10,310,605
Keyence Corp.	100,481	18,911,066
Kikkoman Corp.	1,006,000	9,911,682
Kinden Corp.	1,006,000	8,285,307
Kintetsu Corp.(a)	6,036,000	23,014,744
Kirin Holdings Co. Ltd.	3,018,000	32,742,308
Kobe Steel Ltd.	10,060,000	15,956,889
Komatsu Ltd.	3,018,000	32,343,386
Konami Corp.	402,400	7,025,123

Konica Minolta Holdings Inc.	2,012,000	12,847,341
Kubota Corp.	4,024,000	19,680,163
Kuraray Co. Ltd.	1,509,000	11,215,852
Kurita Water Industries Ltd.	402,600	9,005,796
Kyocera Corp.	603,600	34,614,174
Kyowa Hakko Kogyo Co. Ltd.	1,228,000	10,038,759
Kyushu Electric Power Co. Inc.	1,508,600	34,436,269
Lawson Inc.	301,800	14,637,377
Makita Corp.	403,200	7,153,879
Marubeni Corp.	6,036,000	22,830,626
Marui Group Co. Ltd.	1,613,400	9,596,736
Matsushita Electric Industrial Co. Ltd.	6,040,868	92,870,284
Mazda Motor Corp.	3,024,000	6,549,182
Meiji Dairies Corp.	2,012,000	9,021,779
Minebea Co. Ltd.	2,012,000	5,298,505
Mitsubishi Chemical Holdings Corp.	3,796,500	15,054,754
Mitsubishi Corp.	4,558,700	74,301,943
Mitsubishi Electric Corp.	6,421,000	39,041,769
Mitsubishi Estate Co. Ltd.	4,013,000	69,651,154
Mitsubishi Gas Chemical Co. Inc.	2,004,000	7,233,554
Mitsubishi Heavy Industries Ltd.(a)	11,026,000	34,754,042
Mitsubishi Materials Corp.	5,030,000	11,098,221
Mitsubishi Motors Corp.(a)(b)	12,060,000	16,431,520
Mitsubishi UFJ Financial Group Inc.	34,468,880	209,582,006
Mitsubishi UFJ Lease & Finance Co. Ltd.	221,760	5,219,872
Mitsui & Co. Ltd.	5,047,000	47,519,288
Mitsui Chemicals Inc.	2,012,000	6,853,279
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	3,018,000	4,111,968
Mitsui Fudosan Co. Ltd.	3,006,000	51,011,835
Mitsui Mining & Smelting Co. Ltd.	3,018,000	5,400,793
Mitsui O.S.K. Lines Ltd.	4,041,000	20,338,536
Mitsui Sumitomo Insurance Group Holdings Inc.	1,302,648	35,430,436
Mitsumi Electric Co. Ltd.	200,400	2,559,252
Mizuho Financial Group Inc.	32,197	75,950,219
Mizuho Trust & Banking Co. Ltd.(a)	5,040,000	5,790,747
Murata Manufacturing Co. Ltd.	804,800	27,003,965
Namco Bandai Holdings Inc.	905,400	9,187,486
NEC Corp.	6,053,000	17,417,377
NGK Insulators Ltd.	1,006,000	10,208,318
NGK Spark Plug Co. Ltd.	1,006,000	9,420,701
Nidec Corp.	402,400	20,416,635
Nikon Corp.	1,006,000	13,859,990
Nintendo Co. Ltd.	339,900	105,754,347
Nippon Building Fund Inc.	2,016	19,063,345
Nippon Electric Glass Co. Ltd.	1,137,500	6,661,922
Nippon Express Co. Ltd.	3,018,000	11,967,667
Nippon Meat Packers Inc.	1,006,000	13,522,440
Nippon Mining Holdings Inc.	3,221,000	9,464,861
Nippon Oil Corp.	5,030,000	20,048,399
Nippon Paper Group Inc.	2,004	5,305,964
Nippon Sheet Glass Co. Ltd.(a)	3,018,000	9,666,192
Nippon Steel Corp.	17,123,000	56,409,273
Nippon Telegraph and Telephone Corp.	17,034	67,893,523
Nippon Yusen Kabushiki Kaisha	5,030,000	23,833,045
Nipponkoa Insurance Co. Ltd.(a)	2,016,000	11,868,470
Nishi-Nippon City Bank Ltd. (The)	4,009,000	8,560,142
Nissan Motor Co. Ltd.	7,715,400	38,675,061
Nisshin Seifun Group Inc.	1,063,200	11,318,459
Nisshin Steel Co. Ltd.	4,024,000	5,278,048
Nissin Food Products Co. Ltd.	301,800	8,546,141
Nitto Denko Corp.	603,600	13,133,747
NOK Corp.	503,000	4,720,580

Nomura Holdings Inc.	6,212,800	56,979,620
NSK Ltd.	2,012,000	8,019,359
NTN Corp.	2,012,000	7,364,718
NTT Data Corp.	4,024	13,092,832
NTT DoCoMo Inc.	52,108	82,122,420
Obayashi Corp.	1,006,000	4,817,753
Oji Paper Co. Ltd.	3,018,000	11,445,999
Olympus Corp.	1,006,000	18,861,860
Omron Corp.	833,700	11,579,402
Oracle Corp. Japan(a)	100,600	4,306,314
Oriental Land Co. Ltd.(a)	201,200	14,217,997
ORIX Corp.	340,720	34,158,609
Osaka Gas Co. Ltd.	7,042,000	24,630,890
Promise Co. Ltd.(a)	351,850	6,199,858
Rakuten Inc.	25,142	12,360,099
Resona Holdings Inc.(a)	17,038	17,254,548
Ricoh Co. Ltd.	2,012,000	21,009,904
Rohm Co. Ltd.	402,400	18,861,861
Sankyo Co. Ltd.	301,800	13,256,492
SANYO Electric Co. Ltd.(a)(b)	6,065,000	8,941,790
Sapporo Hokuyo Holdings Inc.	2,012	8,469,426
Sapporo Holdings Ltd.	2,012,000	10,883,417
SBI Holdings Inc.	65,347	7,660,914
Secom Co. Ltd.	805,100	30,124,738
Sega Sammy Holdings Inc.	903,938	6,737,026
Seiko Epson Corp.	603,600	8,905,171
Sekisui Chemical Co. Ltd.	2,012,000	11,578,973
Sekisui House Ltd.	2,012,000	19,741,536
Seven & I Holdings Co. Ltd.	2,906,280	80,229,285
77 Bank Ltd. (The)	2,012,000	9,267,264
Sharp Corp.	4,024,000	28,108,673
Shimamura Co. Ltd.	200,400	13,774,316
Shimano Inc.	301,800	8,561,485
Shimizu Corp.	3,012,000	14,485,775
Shin-Etsu Chemical Co. Ltd.	1,408,400	72,603,843
Shinsei Bank Ltd.	5,010,000	7,488,256
Shionogi & Co. Ltd.	1,006,000	16,938,851
Shiseido Co. Ltd.	1,006,000	20,150,687
Shizuoka Bank Ltd. (The)	3,016,000	26,066,091
Showa Denko K.K.	4,024,000	5,932,690
Showa Shell Sekiyu K.K.	1,106,600	8,776,289
SMC Corp.	201,200	18,616,370
SoftBank Corp.	2,515,400	24,297,204
Sojitz Corp.	4,709,800	7,662,105
Sompo Japan Insurance Inc.	3,018,000	20,437,091
Sony Corp.	3,420,800	77,215,821
Sony Financial Holdings Inc.	3,009	9,698,556
Stanley Electric Co. Ltd.	632,500	7,820,234
Sumco Corp.	503,400	5,277,127
Sumitomo Chemical Co. Ltd.	6,036,000	17,982,186
Sumitomo Corp.	3,925,100	33,683,624
Sumitomo Electric Industries Ltd.	2,705,800	21,404,295
Sumitomo Heavy Industries Ltd.	2,012,000	5,809,944
Sumitomo Metal Industries Ltd.	13,080,000	32,849,619
Sumitomo Metal Mining Co. Ltd.	2,012,000	14,749,893
Sumitomo Mitsui Financial Group Inc.	21,726	84,385,684
Sumitomo Realty & Development Co. Ltd.	1,399,000	22,119,421
Sumitomo Trust and Banking Co. Ltd. (The)	5,020,000	22,356,482
Suruga Bank Ltd.	1,006,000	9,216,126
Suzuken Co. Ltd.	301,840	6,429,637
Suzuki Motor Corp.	1,202,400	17,164,917
T&D Holdings Inc.	655,150	24,247,544
Taiheiyo Cement Corp.	1,499,000	1,707,046

Taisho Pharmaceutical Co. Ltd.	1,006,000	18,012,873
Taiyo Nippon Sanso Corp.	1,006,000	6,239,553
Takashimaya Co. Ltd.	2,104,000	15,894,987
Takeda Pharmaceutical Co. Ltd.	2,906,200	142,724,413
Takefuji Corp.	581,200	4,579,868
TDK Corp.	418,400	13,741,047
Teijin Ltd.	3,018,000	7,671,581
Terumo Corp.	603,600	24,671,804
Tobu Railway Co. Ltd.(a)	3,018,000	15,189,731
Toho Co. Ltd.	804,800	15,064,940
Tohoku Electric Power Co. Inc.	1,709,800	38,246,670
Tokio Marine Holdings Inc.	2,417,600	72,269,893
Tokuyama Corp.	1,006,000	4,971,185
Tokyo Broadcasting System Inc.(a)	172,700	3,023,787
Tokyo Electric Power Co. Inc. (The)	4,108,600	115,717,560
Tokyo Electron Ltd.	603,000	19,681,037
Tokyo Gas Co. Ltd.	9,054,000	38,664,769
Tokyo Steel Manufacturing Co. Ltd.	503,000	3,820,447
Tokyo Tatemono Co. Ltd.	2,012,000	8,101,189
Tokyu Corp.	4,024,000	15,588,653
Tokyu Land Corp.	2,012,000	5,523,538
TonenGeneral Sekiyu K.K.	2,012,000	16,816,105
Toppan Printing Co. Ltd.	2,012,000	14,524,860
Toray Industries Inc.	5,030,000	23,065,887
Toshiba Corp.	10,296,000	36,745,257
Tosoh Corp.	2,012,000	3,886,934
TOTO Ltd.(a)	2,012,000	13,747,473
Toyo Seikan Kaisha Ltd.	704,200	8,499,089
Toyoda Gosei Co. Ltd.	301,800	4,170,272
Toyota Industries Corp.	905,900	20,172,049
Toyota Motor Corp.	9,255,800	351,033,391
Toyota Tsusho Corp.	704,200	6,594,491
Trend Micro Inc.	503,000	12,018,810
Ube Industries Ltd.	4,024,000	8,223,935
Uni-Charm Corp.	201,200	14,258,912
USS Co. Ltd.	140,840	8,592,171
West Japan Railway Co.	7,042	30,717,011
Yahoo! Japan Corp.	53,322	17,267,979
Yamada Denki Co. Ltd.	301,800	16,110,320
Yamaguchi Financial Group Inc.	1,012,000	9,518,048
Yamaha Corp.	632,300	5,979,044
Yamaha Motor Co. Ltd.	806,500	8,741,525
Yamato Holdings Co. Ltd.	2,012,000	21,889,578
Yaskawa Electric Corp.	1,006,000	4,326,772
Yokogawa Electric Corp.	907,100	4,113,539

		6,189,147,108
NETHERLANDS—2.37%
Aegon NV	4,660,342	18,750,992
Akzo Nobel NV	907,232	37,302,224
ASML Holding NV	1,496,076	25,800,549
Fugro NV CVA	161,329	5,685,090
Heineken NV	799,390	26,689,839
ING Groep NV	6,484,859	59,494,313
Koninklijke Ahold NV	4,241,468	45,001,018
Koninklijke Boskalis Westminster NV	187,512	6,122,696
Koninklijke DSM NV	597,579	16,450,971
Koninklijke KPN NV	6,031,690	84,018,602
Koninklijke Philips Electronics NV(a)	3,660,163	66,602,220
Randstad Holding NV	298,336	5,733,212
Reed Elsevier NV	2,295,582	30,378,285
SBM Offshore NV	513,026	8,902,676
SNS REAAL NV	506,900	3,663,815

TNT NV	1,430,863	29,574,815
TomTom NV(b)	145,290	1,095,277
Unilever NV	5,635,680	134,636,745
Wolters Kluwer NV	1,072,426	18,793,677

		624,697,016
NORWAY—0.73%
Acergy SA	725,050	4,771,058
Aker Solutions ASA	381,972	2,068,102
DnB NOR ASA	3,120,408	17,844,940
Frontline Ltd.(a)	175,401	5,367,132
Norsk Hydro ASA	1,787,436	7,434,153
Orkla ASA	3,023,901	19,988,057
Petroleum Geo-Services ASA(b)	570,085	2,807,153
Renewable Energy Corp. ASA(b)	467,934	4,371,981
Seadrill Ltd.	1,045,264	9,936,855
StatoilHydro ASA	4,248,696	82,547,969
Storebrand ASA	2,062,061	4,808,882
Telenor ASA	2,913,876	17,269,786
Yara International ASA	693,333	14,341,021

		193,557,089
PORTUGAL—0.33%
Banco Comercial Portugues SA Registered(a)	7,416,549	8,586,359
Banco Espirito Santo SA Registered	1,608,677	15,299,122
BRISA - Auto-estradas de Portugal SA	1,803,531	13,762,970
Energias de Portugal SA	7,496,968	25,534,540
Portugal Telecom SGPS SA Registered(a)	2,246,484	14,650,628
Sonae SGPS SA	5,265,519	3,204,932
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	968,194	4,909,646

		85,948,197
SINGAPORE—1.07%
CapitaLand Ltd.(a)	6,053,000	11,625,480
City Developments Ltd.	3,018,000	12,813,127
ComfortDelGro Corp. Ltd.	11,066,000	8,874,277
COSCO Corp. (Singapore) Ltd.	3,024,000	1,579,352
DBS Group Holdings Ltd.	4,024,000	29,883,739
Fraser and Neave Ltd.	7,036,150	12,944,733
Golden Agri-Resources Ltd.	16,128,000	2,065,045
Keppel Corp. Ltd.	4,024,000	12,148,743
Olam International Ltd.	4,032,000	3,423,627
Oversea-Chinese Banking Corp.	10,061,200	33,223,182
Singapore Airlines Ltd.	1,793,200	13,389,485
Singapore Exchange Ltd.	3,012,000	10,351,911
Singapore Press Holdings Ltd.	11,066,750	23,865,220
Singapore Technologies Engineering Ltd.	8,048,000	12,474,156
Singapore Telecommunications Ltd.	24,156,285	39,557,768
United Overseas Bank Ltd.	5,030,000	44,134,106
UOL Group Ltd.	4,269,000	5,408,531
Wilmar International Ltd.	3,024,000	5,033,547

		282,796,029
SPAIN—4.02%
Abertis Infraestructuras SA	1,104,034	18,745,602
Acciona SA	115,822	10,831,521
Acerinox SA(a)	763,066	9,453,509
Actividades de Construcciones y Servicios SA(a)	785,905	28,860,576
Banco Bilbao Vizcaya Argentaria SA(a)	11,631,276	132,593,865
Banco de Sabadell SA(a)	2,880,262	19,430,322
Banco Popular Espanol SA(a)	2,957,080	26,510,558
Banco Santander SA	21,566,482	228,897,549

Bankinter SA(a)	850,056	9,032,915
Cintra Concesiones de Infraestructuras de Transporte SA(a)	1,062,387	9,335,818
Criteria CaixaCorp SA	2,688,366	8,590,636
Enagas SA	658,314	12,713,624
Gamesa Corporacion Tecnologica SA	561,120	9,071,985
Gas Natural SDG SA	628,544	19,144,546
Grifols SA	422,844	8,310,904
Grupo Ferrovial SA(a)	276,588	8,424,473
Iberdrola Renovables SA(b)	2,858,730	8,591,280
Iberdrola SA(a)	12,593,893	89,909,332
Iberia Lineas Aereas de Espana SA(a)	1,699,392	3,965,042
Industria de Diseno Textil SA(a)	815,888	27,271,707
Red Electrica Corporacion SA(a)	397,794	17,261,344
Repsol YPF SA	2,623,239	49,363,750
Sacyr Vallehermoso SA(a)	305,879	2,792,663
Sacyr Vallehermoso SA Temporary(c)	21,369	195,098
Telefonica SA	14,492,038	264,990,987
Union Fenosa SA	1,627,613	34,260,651

		1,058,550,257
SWEDEN—1.96%
Alfa Laval AB	1,293,692	9,087,189
Assa Abloy AB Class B	1,210,417	13,277,480
Atlas Copco AB Class A	2,426,858	19,771,181
Atlas Copco AB Class B	1,514,787	11,077,479
Boliden AB	510,018	1,210,519
Electrolux AB Class B	1,065,138	9,531,574
Hennes & Mauritz AB Class B(a)	1,595,032	56,479,781
Holmen AB Class B	296,777	8,300,443
Husqvarna AB Class B(a)	1,145,348	7,824,770
Investor AB Class B	1,123,242	16,500,357
Lundin Petroleum AB(b)	897,564	4,180,099
Millicom International Cellular SA SDR	219,222	7,903,237
Modern Times Group MTG AB Class B	201,200	4,259,185
Nordea Bank AB	6,788,456	53,127,009
Sandvik AB(a)	3,344,829	21,241,914
Scania AB Class B	1,355,908	10,872,383
Securitas AB Class B	1,294,145	12,203,511
Skandinaviska Enskilda Banken AB Class A(a)	1,660,330	15,816,318
Skanska AB Class B(a)	1,394,337	11,985,526
SKF AB Class B(a)	1,383,110	12,377,002
SSAB Svenskt Stal AB Class A	731,308	7,247,919
Svenska Cellulosa AB Class B	1,958,730	14,261,164
Svenska Handelsbanken AB Class A	1,829,882	32,750,039
Swedbank AB Class A(a)	920,890	7,354,644
Swedish Match AB	1,365,130	18,521,191
Tele2 AB Class B	1,098,192	9,228,563
Telefonaktiebolaget LM Ericsson AB Class B	9,902,208	68,602,561
TeliaSonera AB	7,550,855	32,743,670
Volvo AB Class B	3,665,668	18,717,624

		516,454,332
SWITZERLAND—8.52%
ABB Ltd. Registered(b)	7,374,087	94,381,748
Actelion Ltd. Registered(b)	352,708	18,419,749
Adecco SA Registered	406,204	13,959,187
Aryzta AG(b)	265,750	9,328,154
Baloise Holding Registered	184,368	9,730,994
Compagnie Financiere Richemont SA Class A Bearer Units	1,776,068	37,070,791
Credit Suisse Group AG Registered	3,674,369	136,587,562
Geberit AG Registered	150,303	15,441,428

Givaudan SA Registered	32,588	22,012,698
Holcim Ltd. Registered	692,389	38,974,853
Julius Baer Holding AG Registered	698,342	26,916,105
Kuehne & Nagel International AG Registered(a)	141,120	8,439,050
Logitech International SA Registered(a)(b)	681,153	10,076,901
Lonza Group AG Registered	211,077	17,348,052
Nestle SA Registered	13,206,360	508,784,898
Nobel Biocare Holding AG Registered	516,918	8,766,873
Novartis AG Registered	8,027,022	401,333,920
OC Oerlikon Corp. AG Registered(a)(b)	25,227	1,928,660
Reinet Investments SCA(b)	2,437	24,969
Reinet Investments SCA Entitlement(c)	15,372	299,068
Roche Holding AG Genusschein	2,356,704	356,718,691
SGS SA Registered	17,887	17,442,141
Sonova Holding AG Registered	182,086	7,482,666
Sulzer AG Registered	120,282	7,002,419
Swatch Group AG (The) Bearer	122,652	18,901,040
Swatch Group AG (The) Registered	280,791	7,932,968
Swiss Life Holding AG Registered(b)	127,762	11,375,582
Swiss Reinsurance Co. Registered	1,216,004	49,720,775
Swisscom AG Registered(a)	85,252	25,764,270
Syngenta AG Registered	363,645	67,246,539
Synthes Inc.	248,504	31,763,749
UBS AG Registered(b)	9,822,112	162,713,811
Zurich Financial Services AG Registered	504,111	100,558,934

		2,244,449,245
UNITED KINGDOM—21.83%
AMEC PLC	1,314,393	10,979,687
Anglo American PLC	4,489,962	111,141,331
Antofagasta PLC	1,171,112	7,180,991
AstraZeneca PLC	4,882,181	207,464,498
Aviva PLC	8,816,389	52,421,896
BAE Systems PLC	11,292,683	63,633,457
Balfour Beatty PLC	1,853,104	7,455,440
Banco Santander SA	522,284	5,662,437
Barclays PLC(d)	27,087,626	78,298,862
Berkeley Group Holdings PLC (The) Units(b)	374,864	4,512,364
BG Group PLC	11,315,586	166,925,233
BHP Billiton PLC	7,318,786	124,520,709
BP PLC	63,301,350	518,811,020
British Airways PLC	1,851,716	4,071,990
British American Tobacco PLC	5,786,188	158,933,565
British Energy Group PLC	3,612,851	43,197,234
British Land Co. PLC	1,940,890	19,317,717
British Sky Broadcasting Group PLC	3,859,851	23,605,358
BT Group PLC	24,866,281	46,244,525
Bunzl PLC	1,578,459	15,888,962
Burberry Group PLC	1,800,792	8,001,482
Cable & Wireless PLC	8,557,291	16,992,698
Cadbury PLC	4,525,032	41,528,300
Cairn Energy PLC(b)	440,436	11,414,617
Capita Group PLC	2,105,766	21,707,257
Carnival PLC	674,035	14,756,926
Centrica PLC	12,741,505	62,687,679
Cobham PLC	5,137,481	15,605,664
Compass Group PLC	6,798,788	31,609,745
Diageo PLC	8,706,913	133,788,531
Drax Group PLC	1,141,144	10,611,089
Enterprise Inns PLC	2,085,200	3,268,087
Eurasian Natural Resources Corp.	1,092,192	5,457,363
Experian PLC	3,207,424	17,697,880
FirstGroup PLC	1,331,486	8,782,880

Friends Provident PLC	7,497,966	8,480,387
G4S PLC	4,105,606	12,418,161
GKN PLC	2,598,358	4,985,477
GlaxoSmithKline PLC	18,391,710	355,705,373
Hammerson PLC	1,193,639	13,693,218
Hays PLC	5,233,562	5,771,307
HBOS PLC	17,569,017	28,188,429
Home Retail Group PLC	3,170,893	10,080,231
HSBC Holdings PLC	40,364,826	496,972,343
ICAP PLC	2,195,692	10,891,406
IMI PLC	1,497,306	6,652,999
Imperial Tobacco Group PLC	3,444,175	92,656,014
Inchcape PLC	2,002,207	2,555,702
InterContinental Hotels Group PLC	1,137,805	9,679,220
International Power PLC	5,437,583	19,460,491
Invensys PLC(b)	2,716,325	6,776,465
Investec PLC	1,843,324	6,999,124
J Sainsbury PLC	3,832,653	17,494,121
Johnson Matthey PLC	855,122	12,877,102
Kazakhmys PLC	573,460	2,645,352
Kingfisher PLC	8,469,974	15,601,311
Ladbrokes PLC	1,935,024	4,932,077
Land Securities Group PLC	1,692,608	29,837,010
Legal & General Group PLC	21,121,897	24,333,054
Liberty International PLC(a)	626,250	6,951,502
Lloyds TSB Group PLC	18,901,934	60,409,702
Logica PLC	5,221,365	5,800,039
London Stock Exchange Group PLC	637,666	5,754,275
Lonmin PLC	480,182	8,899,046
Man Group PLC	5,603,228	32,230,160
Marks & Spencer Group PLC	5,291,710	18,724,676
Meggitt PLC	2,894,524	6,348,793
Mondi PLC	1,521,164	5,517,808
National Express Group PLC	616,693	5,679,604
National Grid PLC	8,677,783	98,638,635
Next PLC	783,036	13,335,107
Old Mutual PLC	17,428,485	14,108,197
Pearson PLC	2,792,794	27,435,738
Persimmon PLC(a)	838,674	4,065,263
Prudential PLC	8,301,755	42,252,716
Reckitt Benckiser PLC	2,009,252	84,732,317
Reed Elsevier PLC	3,789,219	33,367,247
Rentokil Initial PLC	4,694,954	3,413,642
Rexam PLC	1,912,458	11,533,627
Rio Tinto PLC	3,315,098	153,406,425
Rolls-Royce Group PLC(b)	6,027,371	31,772,589
Rolls-Royce Group PLC Class C(c)	344,077,505	555,943
Royal Bank of Scotland Group PLC	54,424,868	59,357,462
Royal Dutch Shell PLC Class A	11,840,450	324,656,584
Royal Dutch Shell PLC Class B	9,118,200	244,416,018
RSA Insurance Group PLC	11,171,956	24,820,246
SABMiller PLC	2,998,065	47,641,955
Sage Group PLC	4,809,828	13,444,660
Scottish & Southern Energy PLC	2,921,502	57,305,861
SEGRO PLC	1,654,314	7,497,647
Serco Group PLC	1,960,742	11,706,014
Severn Trent PLC	829,656	18,365,079
Shire PLC	1,828,008	24,190,016
Smith & Nephew PLC	3,186,755	29,297,807
Smiths Group PLC	1,152,300	14,866,702
Stagecoach Group PLC	2,167,990	6,480,420
Standard Chartered PLC	4,551,084	74,637,152
Standard Life PLC	7,159,290	27,617,700

Tate & Lyle PLC	1,797,117	10,692,845
Tesco PLC	25,998,395	142,571,441
Thomas Cook Group PLC	1,438,884	3,905,793
Thomson Reuters PLC	724,313	12,557,413
3i Group PLC	1,456,750	12,710,217
Tomkins PLC	2,728,576	5,047,958
TUI Travel PLC	2,686,095	8,176,669
Tullow Oil PLC	2,423,838	20,521,497
Unilever PLC	4,358,119	98,301,166
United Business Media Ltd.	1,037,476	6,734,543
United Utilities Group PLC	2,462,916	27,836,298
Vedanta Resources PLC	445,902	6,123,962
Vodafone Group PLC	177,765,182	342,083,895
Whitbread PLC	902,695	13,031,960
William Hill PLC	2,064,763	6,372,029
Wm Morrison Supermarkets PLC	7,584,138	32,320,112
Wolseley PLC	1,821,636	9,948,382
WPP Group PLC	3,929,014	23,806,141
Xstrata PLC	2,121,910	36,170,423

		5,754,010,966

TOTAL COMMON STOCKS
(Cost: $36,883,336,656)		26,094,314,497

Security	Shares	Value

PREFERRED STOCKS—0.46%

GERMANY—0.34%
Fresenius SE	311,622	19,757,614
Henkel AG & Co. KGaA	679,627	19,399,141
Porsche Automobil Holding SE	302,072	26,579,312
Volkswagen AG	372,667	22,919,179

		88,655,246
ITALY—0.12%
Intesa Sanpaolo SpA RNC	3,458,826	10,087,718
Istituto Finanziario Industriale SpA(b)	468,556	4,040,236
Telecom Italia SpA RNC	20,762,340	17,218,306

		31,346,260

TOTAL PREFERRED STOCKS
(Cost: $186,202,278)		120,001,506

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)(c)	6,897,693	875

		875
ITALY—0.00%
Finmeccanica SpA(b)	1,179,766	478,721

		478,721

TOTAL RIGHTS
(Cost: $0)		479,596

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.30%

MONEY MARKET FUNDS—5.30%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	492,400	492,400
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	1,397,160,957	1,397,160,957

		1,397,653,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,397,653,357)		1,397,653,357

TOTAL INVESTMENTS IN SECURITIES—104.78%
(Cost: $38,467,192,291)		27,612,448,956
Other Assets, Less Liabilities—(4.78)%		(1,260,300,297)

NET ASSETS—100.00%		$26,352,148,659

ADR	-	American Depositary Receipts
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—98.96%

AUSTRALIA—5.44%
Alumina Ltd.	71,200	$99,585
AMP Ltd.	154,072	549,921
Aristocrat Leisure Ltd.	74,156	185,913
Asciano Group	135,754	188,084
ASX Ltd.	37,573	741,185
AXA Asia Pacific Holdings Ltd.	160,259	465,216
Babcock & Brown Ltd.	31,723	26,894
Bendigo and Adelaide Bank Ltd.	72,650	631,728
BHP Billiton Ltd.	762,800	14,086,172
Billabong International Ltd.	49,271	387,478
Boart Longyear Group	279,600	80,243
Brambles Ltd.	319,400	1,673,150
Coca-Cola Amatil Ltd.	42,150	223,858
Cochlear Ltd.	14,153	532,234
Computershare Ltd.	104,255	577,771
CSL Ltd.	133,250	3,199,986
CSR Ltd.	149,100	212,476
Fortescue Metals Group Ltd.(a)	285,685	556,018
Foster’s Group Ltd.	465,955	1,758,407
Harvey Norman Holdings Ltd.	131,416	223,690
Incitec Pivot Ltd.	275,000	725,725
Leighton Holdings Ltd.	31,806	520,403
Metcash Ltd.	132,800	353,088
Newcrest Mining Ltd.	109,800	1,506,763
OneSteel Ltd.	191,300	435,425
Orica Ltd.	79,639	1,016,684
Origin Energy Ltd.	203,751	2,110,468
OZ Minerals Ltd.	711,700	443,719
Paladin Energy Ltd.(a)	121,100	181,363
Rio Tinto Ltd.	64,110	3,282,214
Santos Ltd.	64,800	576,722
Sims Group Ltd.	31,850	298,385
Sonic Healthcare Ltd.	65,850	595,625
Tatts Group Ltd.	248,800	410,365
Transurban Group	234,200	832,828
Wesfarmers Ltd. Partially Protected	30,550	434,348
Woodside Petroleum Ltd.	109,017	3,012,176
Woolworths Ltd.	268,224	4,919,510
WorleyParsons Ltd.	34,119	336,525

		48,392,345
AUSTRIA—0.42%
Andritz AG	13,158	368,905
Immoeast AG(a)	97,804	116,579
Oesterreichische Elektrizitaetswirtschafts AG Class A	20,850	978,237
Raiffeisen International Bank Holding AG(b)	14,650	455,135
Strabag SE	12,250	237,043
Telekom Austria AG	72,967	888,248
Vienna Insurance Group	8,500	226,347

voestalpine AG	20,200	486,678

		3,757,172
BELGIUM—0.48%
Anheuser-Busch InBev NV	44,700	1,784,061
Colruyt SA	4,450	993,137
Groupe Bruxelles Lambert SA	10,450	756,705
KBC Ancora SCA	7,650	223,113
Umicore	28,900	511,587

		4,268,603
DENMARK—1.48%
A.P. Moller - Maersk A/S Class A	100	578,945
A.P. Moller - Maersk A/S Class B	250	1,430,335
Carlsberg A/S Class B	14,545	569,639
Coloplast A/S Class B	2,800	202,631
DSV A/S	45,616	543,718
FLS Industries A/S Class B	11,263	416,171
Jyske Bank A/S Registered(a)	13,250	390,320
Novo Nordisk A/S Class B	103,620	5,504,992
Novozymes A/S Class B	11,409	800,393
Sydbank A/S	19,500	298,838
Topdanmark A/S(a)	4,260	456,992
Vestas Wind Systems A/S(a)	41,800	1,697,552
William Demant Holding A/S(a)(b)	7,262	275,753

		13,166,279
FINLAND—1.89%
Cargotec Corp. Class B	9,564	131,464
Fortum OYJ	70,600	1,719,762
Kone OYJ Class B	38,900	860,266
Nokia OYJ	854,215	13,193,222
Nokian Renkaat OYJ	27,155	351,914
Wartsila OYJ Class B	17,020	426,464
YIT OYJ	24,500	151,297

		16,834,389
FRANCE—7.24%
Accor SA	45,520	1,751,563
Aeroports de Paris	7,322	429,880
ALSTOM	48,926	2,377,707
ArcelorMittal	71,231	1,811,457
Atos Origin SA	8,851	203,145
Bureau Veritas SA	8,250	291,664
Cap Gemini SA	30,375	965,622
Carrefour SA	97,650	4,076,322
Christian Dior SA	10,000	598,900
Compagnie Generale de Geophysique-Veritas(a)	28,500	452,104
Dassault Systemes SA	14,257	584,481
Eiffage SA	6,750	256,780
Electricite de France	45,091	2,681,631
Eramet	1,150	228,946
Essilor International SA	44,800	1,991,711
Eurazeo	5,650	336,014
GDF Suez	123,755	5,438,324
Groupe Danone	99,150	5,461,588
Hermes International(b)	15,757	2,018,047
Icade	4,750	282,128
Klepierre	16,450	373,801
Lafarge SA	33,450	2,176,591
L’Air Liquide SA	57,558	4,912,351
Legrand SA	24,400	402,225
L’Oreal SA	56,050	4,194,444

LVMH Moet Hennessy Louis Vuitton SA	53,623	3,526,646
Neopost SA	7,650	634,418
Pernod Ricard SA	38,558	2,482,811
Publicis Groupe SA	17,425	389,990
Safran SA	43,553	546,751
Schneider Electric SA	50,250	2,975,701
SES SA	66,900	1,191,049
Sodexo	24,208	1,151,443
STMicroelectronics NV	163,071	1,322,372
Suez Environnement SA(a)	36,250	689,502
Technip SA	21,571	635,960
Veolia Environnement	84,308	2,053,679
Vinci SA	51,900	1,842,072
Wendel	4,950	232,494
Zodiac SA	12,475	482,319

		64,454,633
GERMANY—9.68%
Adidas AG	47,169	1,646,642
Arcandor AG(a)	19,850	46,566
Bayer AG	173,550	9,498,225
Beiersdorf AG	21,950	1,143,965
Bilfinger Berger AG	9,869	446,638
Celesio AG	21,204	623,258
Deutsche Boerse AG	45,620	3,586,025
E.ON AG	430,500	16,191,261
Fresenius Medical Care AG & Co. KGaA	44,012	1,967,840
Fresenius SE	5,300	309,151
GEA Group AG	38,650	555,285
Hamburger Hafen und Logistik AG	4,600	156,325
HeidelbergCement AG(b)	5,300	391,479
Henkel AG & Co. KGaA	32,600	795,351
Hochtief AG	10,311	316,804
Infineon Technologies AG(a)	177,906	553,833
K+S AG	34,550	1,344,125
Linde AG	23,724	1,958,718
MAN AG	24,950	1,225,334
Merck KGaA	14,168	1,250,056
METRO AG	32,470	1,032,634
Puma AG	1,354	225,657
Q-Cells AG(a)(b)	14,350	554,994
SAP AG(b)	196,506	6,878,598
Siemens AG Registered	194,500	11,458,696
SolarWorld AG	19,400	480,687
United Internet AG Registered	22,750	201,937
Volkswagen AG(b)	33,050	20,933,572
Wacker Chemie AG	3,350	363,923

		86,137,579
GREECE—0.44%
Coca-Cola Hellenic Bottling Co. SA ADR	53,179	749,824
Hellenic Telecommunications Organization SA SP ADR	142,318	1,033,229
National Bank of Greece SA ADR	490,215	2,142,240

		3,925,293
HONG KONG—1.83%
ASM Pacific Technology Ltd.(b)	50,000	162,894
C C Land Holdings Ltd.	300,000	52,255
Esprit Holdings Ltd.	230,500	1,278,829
Foxconn International Holdings Ltd.(a)	500,000	177,409
Genting International PLC(a)(b)	500,000	121,302
Hang Lung Properties Ltd.	500,000	1,187,028

Henderson Land Development Co. Ltd.	250,000	874,143
Hong Kong Aircraft Engineering Co. Ltd.	20,000	155,088
Hong Kong and China Gas Co. Ltd. (The)	900,930	1,555,322
Hong Kong Exchanges and Clearing Ltd.(b)	250,000	2,443,407
Hutchison Telecommunications International Ltd.(a)	250,000	270,307
Hutchison Whampoa Ltd.	250,000	1,322,504
Kerry Properties Ltd.	151,500	369,052
Kingboard Chemical Holdings Co. Ltd.	78,000	150,758
Lee & Man Paper Manufacturing Ltd.(b)	100,000	31,740
Li & Fung Ltd.	511,200	1,002,553
Lifestyle International Holdings Ltd.	100,000	64,512
Mongolia Energy Corp. Ltd.(a)	750,000	309,659
MTR Corp. Ltd.(b)	250,000	541,904
Noble Group Ltd.	350,000	245,300
PCCW Ltd.	500,000	187,086
Shangri-La Asia Ltd.(b)	308,000	426,009
Shun Tak Holdings Ltd.	400,000	77,415
Sino Land Co. Ltd.	400,000	335,981
Sun Hung Kai Properties Ltd.	306,000	2,586,043
Wheelock and Co. Ltd.	100,000	147,346
Wing Hang Bank Ltd.	50,000	231,599

		16,307,445
IRELAND—0.53%
Anglo Irish Bank Corp. PLC	145,100	459,985
CRH PLC	121,658	2,668,844
Elan Corp. PLC(a)	105,909	785,643
Kerry Group PLC Class A	36,065	800,314

		4,714,786
ITALY—2.02%
A2A SpA	244,100	441,082
Assicurazioni Generali SpA	234,277	5,840,493
Atlantia SpA	65,501	1,188,568
Autogrill SpA	35,758	283,167
Fiat SpA	163,050	1,274,648
Finmeccanica SpA	74,233	911,190
Intesa Sanpaolo SpA	1,233,000	4,444,265
Lottomatica SpA	16,758	387,812
Luxottica Group SpA(b)	33,526	669,149
Parmalat SpA	350,353	608,643
Pirelli & C. SpA	141,850	49,465
Prysmian SpA	23,672	283,663
Saipem SpA	59,950	1,110,646
Snam Rete Gas SpA	99,036	497,621

		17,990,412
JAPAN—22.04%
Advantest Corp.	40,400	564,819
AEON Mall Co. Ltd.	16,600	401,708
Alfresa Holdings Corp.	5,000	215,048
Asahi Breweries Ltd.	55,000	896,441
Asahi Glass Co. Ltd.	221,000	1,361,729
Asahi Kasei Corp.	250,000	922,725
ASICS Corp.	26,000	161,789
Benesse Corp.	15,000	623,793
Canon Inc.	240,000	8,150,483
Central Japan Railway Co.	357	2,900,285
Citizen Watch Co. Ltd.	30,000	163,803
Credit Saison Co. Ltd.	47,500	490,213
Daido Steel Co. Ltd.	51,000	158,160
Daiichi Sankyo Co. Ltd.	115,000	2,338,587

Daikin Industries Ltd.	61,100	1,351,220
Dena Co. Ltd.	50	108,795
East Japan Railway Co.	760	5,355,160
Elpida Memory Inc.(a)(b)	25,500	131,195
FamilyMart Co. Ltd.	5,000	196,746
Fanuc Ltd.	41,500	2,683,681
Fast Retailing Co. Ltd.	15,300	1,596,116
Fujitsu Ltd.	408,000	1,563,965
Hankyu Hanshin Holdings Inc.	353,000	1,651,042
Haseko Corp.	300,000	265,379
Hikari Tsushin Inc.	5,000	73,716
Hirose Electric Co. Ltd.	5,600	478,292
Hisamitsu Pharmaceutical Co. Inc.	15,000	622,267
Hitachi Construction Machinery Co. Ltd.	25,500	285,206
Hitachi Ltd.	750,000	3,454,499
Hokuhoku Financial Group Inc.	350,000	679,715
Hokuriku Electric Power Co.	35,000	919,929
Hoya Pentax HD Corp.	95,000	1,693,289
IBIDEN Co. Ltd.	30,000	546,924
INPEX Holdings Inc.	155	876,258
Isetan Mitsukoshi Holdings Ltd.(a)(b)	71,880	665,082
Isuzu Motors Ltd.	300,000	512,456
ITOCHU Corp.	200,000	1,028,978
J. Front Retailing Co. Ltd.	111,600	487,931
JAFCO Co. Ltd.	10,200	269,649
Japan Steel Works Ltd. (The)	107,000	739,807
Japan Tobacco Inc.	1,000	3,497,712
JGC Corp.	51,000	531,520
JSR Corp.	40,800	453,426
JTEKT Corp.	51,000	381,657
Jupiter Telecommunications Co. Ltd.	300	201,322
Kao Corp.	50,000	1,433,655
KDDI Corp.	362	2,142,186
Keihin Electric Express Railway Co. Ltd.(b)	116,000	894,032
Keio Corp.	50,000	256,228
Keyence Corp.	7,050	1,326,848
Kintetsu Corp.	416,000	1,586,172
Kirin Holdings Co. Ltd.	100,000	1,084,901
Kobe Steel Ltd.	458,000	726,467
Komatsu Ltd.	200,300	2,146,581
Konami Corp.	21,600	377,094
Konica Minolta Holdings Inc.	104,500	667,270
Kuraray Co. Ltd.	76,000	564,881
Kurita Water Industries Ltd.	32,300	722,522
Kyowa Hakko Kogyo Co. Ltd.	50,000	408,744
Lawson Inc.	10,000	485,003
Marubeni Corp.	350,000	1,323,843
Maruichi Steel Tube Ltd.	5,000	112,100
Matsushita Electric Industrial Co. Ltd.	300,000	4,612,100
Mediceo Paltac Holdings Co. Ltd.	15,000	160,752
Mitsubishi Corp.	305,000	4,971,174
Mitsubishi Electric Corp.	450,000	2,736,146
Mitsubishi Estate Co. Ltd.	255,000	4,425,877
Mitsubishi Materials Corp.	201,000	443,488
Mitsubishi Motors Corp.(a)(b)	800,000	1,089,985
Mitsubishi UFJ Financial Group Inc.	2,370,000	14,410,371
Mitsui & Co. Ltd.	150,000	1,412,303
Mitsui Engineering & Shipbuilding Co. Ltd.	159,000	216,634
Mitsui Fudosan Co. Ltd.	174,500	2,961,266
Mitsui O.S.K. Lines Ltd.	150,000	754,957
Mitsumi Electric Co. Ltd.	20,000	255,414
Mizuho Financial Group Inc.	1,150	2,712,761
Mizuho Trust & Banking Co. Ltd.	400,000	459,583

Murata Manufacturing Co. Ltd.	50,000	1,677,682
NEC Electronics Corp.(a)	5,000	49,568
NGK Insulators Ltd.	50,000	507,372
Nidec Corp.	25,900	1,314,093
Nikon Corp.	63,000	867,972
Nintendo Co. Ltd.	20,900	6,502,694
Nippon Electric Glass Co. Ltd.	58,500	342,613
Nippon Meat Packers Inc.	50,000	672,089
Nippon Sheet Glass Co. Ltd.	50,000	160,142
Nippon Steel Corp.	1,200,000	3,953,228
Nippon Yusen Kabushiki Kaisha	100,000	473,818
Nipponkoa Insurance Co. Ltd.(b)	100,000	588,714
Nishi-Nippon City Bank Ltd. (The)	100,000	213,523
Nissan Chemical Industries Ltd.	51,000	402,400
Nissin Food Products Co. Ltd.	10,000	283,172
Nitori Co. Ltd.	10,200	634,713
Nomura Research Institute Ltd.	25,500	408,622
NTT Data Corp.	306	995,628
NTT Urban Development Corp.	300	300,458
Odakyu Electric Railway Co. Ltd.	156,000	1,129,354
Olympus Corp.	51,000	956,217
Oriental Land Co. Ltd.	10,900	770,259
ORIX Corp.	9,640	966,450
OSAKA Titanium technologies Co. Ltd.	5,000	127,860
Otsuka Corp.	1,600	79,065
Rakuten Inc.	1,575	774,288
Resona Holdings Inc.(b)	814	824,346
Sapporo Holdings Ltd.	50,000	270,463
Secom Co. Ltd.	30,000	1,122,522
Sega Sammy Holdings Inc.	25,000	186,324
Seven & I Holdings Co. Ltd.	190,900	5,269,888
Sharp Corp.	200,000	1,397,051
Shikoku Electric Power Co. Inc.	15,000	436,197
Shimadzu Corp.	50,000	335,028
Shimamura Co. Ltd.	5,100	350,544
Shimano Inc.	20,400	578,709
Shin-Etsu Chemical Co. Ltd.	91,500	4,716,878
Shionogi & Co. Ltd.	67,000	1,128,134
Shiseido Co. Ltd.	58,000	1,161,769
Shizuoka Bank Ltd. (The)	100,000	864,260
SMC Corp.	10,700	990,036
SoftBank Corp.	170,000	1,642,095
Sony Corp.	225,000	5,078,800
Sony Financial Holdings Inc.	204	657,529
Square Enix Co. Ltd.	10,000	249,110
Stanley Electric Co. Ltd.	35,700	441,395
Sumco Corp.	30,000	314,489
Sumitomo Electric Industries Ltd.	130,300	1,030,741
Sumitomo Heavy Industries Ltd.	116,000	334,967
Sumitomo Metal Industries Ltd.	470,000	1,180,376
Sumitomo Metal Mining Co. Ltd.	150,500	1,103,310
Sumitomo Mitsui Financial Group Inc.	750	2,913,066
Sumitomo Realty & Development Co. Ltd.	94,000	1,486,223
Suruga Bank Ltd.	76,000	696,248
Suzuken Co. Ltd.	5,000	106,507
Suzuki Motor Corp.	80,000	1,142,044
T&D Holdings Inc.	20,000	740,213
Takashimaya Co. Ltd.	66,000	498,607
Terumo Corp.	40,800	1,667,677
Tobu Railway Co. Ltd.	216,000	1,087,138
Toho Co. Ltd.	20,000	374,377
Toho Gas Co. Ltd.	50,000	286,731
Toho Titanium Co. Ltd.(b)	5,200	59,376

Tokio Marine Holdings Inc.	111,100	3,321,139
Tokuyama Corp.	50,000	247,077
Tokyo Electron Ltd.	40,500	1,321,861
Tokyo Gas Co. Ltd.	150,000	640,569
Tokyu Corp.	152,000	588,836
Tokyu Land Corp.	109,000	299,237
Toray Industries Inc.	316,000	1,449,070
Toshiba Corp.	713,000	2,544,616
Toyo Seikan Kaisha Ltd.	15,000	181,037
Toyoda Gosei Co. Ltd.	15,300	211,415
Toyota Boshoku Corp.	15,000	131,164
Toyota Tsusho Corp.	36,000	337,122
Trend Micro Inc.	25,500	609,304
Ube Industries Ltd.	210,000	429,182
Uni-Charm Corp.	10,000	708,693
Ushio Inc.	30,600	408,519
Yahoo! Japan Corp.	3,560	1,152,883
Yakult Honsha Co. Ltd.(b)	35,300	870,386
Yamada Denki Co. Ltd.	21,650	1,155,694
Yamato Holdings Co. Ltd.	50,000	543,976
Yamato Kogyo Co. Ltd.	15,000	345,450
Yaskawa Electric Corp.	51,000	219,349

		196,125,596
NETHERLANDS—3.05%
Akzo Nobel NV	57,400	2,360,088
ASML Holding NV	100,250	1,728,859
Fugro NV CVA	12,300	433,441
Heineken Holding NV	16,700	501,882
Heineken NV	53,500	1,786,245
Koninklijke Ahold NV	275,750	2,925,645
Koninklijke Boskalis Westminster NV	12,577	410,668
Koninklijke KPN NV	400,050	5,572,508
Koninklijke Philips Electronics NV	93,600	1,703,194
Randstad Holding NV	11,869	228,090
Reed Elsevier NV	107,150	1,417,956
SBM Offshore NV	27,571	478,447
TNT NV	89,426	1,848,365
TomTom NV(a)	8,550	64,455
Unilever NV	199,550	4,767,262
Wolters Kluwer NV	53,950	945,444

		27,172,549
NEW ZEALAND—0.15%
Auckland International Airport Ltd.	54,600	58,072
Contact Energy Ltd.	105,400	444,124
Fletcher Building Ltd.	113,552	382,779
Sky City Entertainment Group Ltd.	245,950	471,722

		1,356,697
NORWAY—0.75%
Acergy SA	43,519	286,369
Aker Solutions ASA	36,812	199,310
Petroleum Geo-Services ASA(a)	38,362	188,898
Renewable Energy Corp. ASA(a)	35,550	332,149
Seadrill Ltd.	63,550	604,141
StatoilHydro ASA	155,550	3,022,183
Telenor ASA	186,569	1,105,746
Yara International ASA	44,400	918,377

		6,657,173
PORTUGAL—0.38%
Banco Comercial Portugues SA Registered(b)	736,150	852,263

BRISA - Auto-estradas de Portugal SA	59,962	457,578
Energias de Portugal SA	506,000	1,723,427
Jeronimo Martins SGPS SA	23,100	117,490
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	49,194	249,459

		3,400,217
SINGAPORE—0.96%
CapitaCommercial Trust	200,000	132,084
CapitaLand Ltd.	400,000	768,246
City Developments Ltd.	159,000	675,046
COSCO Corp. (Singapore) Ltd.	200,000	104,454
Golden Agri-Resources Ltd.	1,250,000	160,051
Keppel Corp. Ltd.	306,000	923,836
Keppel Land Ltd.(b)	100,000	124,671
Olam International Ltd.(b)	250,000	212,278
SembCorp Industries Ltd.	124,000	200,553
SembCorp Marine Ltd.(b)	150,000	179,931
Singapore Exchange Ltd.	215,000	738,931
Singapore Press Holdings Ltd.	200,000	431,296
Singapore Technologies Engineering Ltd.	450,000	697,486
Singapore Telecommunications Ltd.	1,750,000	2,865,759
Wilmar International Ltd.	200,000	332,907

		8,547,529
SPAIN—4.50%
Abertis Infraestructuras SA	61,996	1,052,642
Acciona SA	6,650	621,899
Acerinox SA(b)	24,776	306,946
Actividades de Construcciones y Servicios SA	36,769	1,350,258
Banco de Sabadell SA	141,950	957,598
Bankinter SA(b)	68,200	724,711
Cintra Concesiones de Infraestructuras de Transporte SA(b)	51,231	450,197
Enagas SA	39,050	754,149
Fomento de Construcciones y Contratas SA(b)	10,202	401,036
Gamesa Corporacion Tecnologica SA	46,750	755,837
Gas Natural SDG SA	30,079	916,163
Grifols SA	28,400	558,196
Grupo Ferrovial SA(b)	14,867	452,827
Iberdrola Renovables SA(a)	213,603	641,937
Iberdrola SA	793,250	5,663,108
Indra Sistemas SA(b)	36,016	693,272
Industria de Diseno Textil SA(b)	51,260	1,713,406
Mapfre SA(b)	154,000	484,294
Promotora de Informaciones SA	17,650	68,262
Red Electrica Corporacion SA	27,500	1,193,298
Sacyr Vallehermoso SA(b)	19,106	174,437
Sacyr Vallehermoso SA Temporary(c)	1,364	12,453
Telefonica SA	964,912	17,643,687
Union Fenosa SA	83,195	1,751,224
Zardoya Otis SA(b)	34,641	650,113

		39,991,950
SWEDEN—1.65%
Alfa Laval AB	88,456	621,335
Assa Abloy AB Class B	78,608	862,278
Atlas Copco AB Class A	153,365	1,249,437
Atlas Copco AB Class B	92,202	674,264
Getinge AB Class B	49,217	678,794
Hennes & Mauritz AB Class B	111,550	3,949,964
Husqvarna AB Class B(b)	77,103	526,751
Lundin Petroleum AB(a)	54,461	253,634

Millicom International Cellular SA SDR	14,700	529,954
Modern Times Group MTG AB Class B	13,620	288,320
Sandvik AB	211,050	1,340,310
Scania AB Class B	74,900	600,588
Securitas AB Class B	47,164	444,746
SKF AB Class B	21,350	191,054
SSAB Svenskt Stal AB Class A	40,723	403,602
Swedish Match AB	57,508	780,231
Tele2 AB Class B	66,752	560,945
Volvo AB Class B	139,550	712,570

		14,668,777
SWITZERLAND—12.96%
ABB Ltd. Registered(a)	496,221	6,351,187
Actelion Ltd. Registered(a)	22,450	1,172,424
Adecco SA Registered	27,370	940,569
Aryzta AG(a)	1,100	38,611
Aryzta AG Dublin(a)	15,146	537,189
Compagnie Financiere Richemont SA Class A Bearer Units	110,500	2,306,400
EFG International AG	9,700	205,950
Geberit AG Registered	9,906	1,017,696
Givaudan SA Registered	1,900	1,283,421
Julius Baer Holding AG Registered	47,700	1,838,495
Kuehne & Nagel International AG Registered	13,403	801,506
Lindt & Sprungli AG Participation Certificates	200	426,694
Logitech International SA Registered(a)	40,750	602,851
Lonza Group AG Registered	12,850	1,056,119
Nestle SA Registered	889,500	34,268,652
Nobel Biocare Holding AG Registered	29,079	493,177
Novartis AG Registered	536,575	26,827,602
OC Oerlikon Corp. AG Registered(a)	1,710	130,733
Roche Holding AG Genusschein	158,911	24,053,307
Schindler Holding AG Participation Certificates	13,723	587,432
SGS SA Registered	1,110	1,082,394
Sonova Holding AG Registered	11,714	481,377
Straumann Holding AG Registered(b)	2,121	355,906
Sulzer AG Registered	6,650	387,141
Swatch Group AG (The) Bearer	7,241	1,115,860
Swatch Group AG (The) Registered	9,650	272,634
Swiss Life Holding AG Registered(a)	4,900	436,283
Syngenta AG Registered	24,204	4,475,891
Synthes Inc.	14,019	1,791,907

		115,339,408
UNITED KINGDOM—21.07%
AMEC PLC	67,100	560,515
Anglo American PLC	304,559	7,538,837
Antofagasta PLC	49,800	305,362
Associated British Foods PLC	36,850	414,103
BAE Systems PLC	802,250	4,520,621
Balfour Beatty PLC	95,412	383,863
BG Group PLC	764,354	11,275,595
BHP Billiton PLC	496,800	8,452,479
British American Tobacco PLC	388,429	10,669,271
British Energy Group PLC	148,100	1,770,765
British Sky Broadcasting Group PLC	267,173	1,633,927
Bunzl PLC	71,305	717,765
Burberry Group PLC	112,408	499,464
Cable & Wireless PLC	529,250	1,050,962
Cadbury PLC	196,600	1,804,289
Cairn Energy PLC(a)	29,300	759,357
Capita Group PLC	147,500	1,520,502

Carnival PLC	39,557	866,038
Carphone Warehouse Group PLC (The)	98,053	212,295
Centrica PLC	795,965	3,916,115
Cobham PLC	299,373	909,378
Compass Group PLC	184,750	858,962
Daily Mail & General Trust PLC Class A NVS	76,850	361,336
Diageo PLC	579,000	8,896,788
Drax Group PLC	76,541	711,727
Enterprise Inns PLC	92,002	144,193
Eurasian Natural Resources Corp.	68,288	341,215
Experian PLC	219,100	1,208,947
FirstGroup PLC	98,750	651,385
G4S PLC	272,008	822,738
GlaxoSmithKline PLC	1,242,350	24,027,704
Hammerson PLC	64,910	744,636
ICAP PLC	119,108	590,818
Imperial Tobacco Group PLC	229,587	6,176,404
InterContinental Hotels Group PLC	73,751	627,394
International Power PLC	334,753	1,198,043
Invensys PLC(a)	184,223	459,584
J Sainsbury PLC	265,664	1,212,622
Johnson Matthey PLC	43,071	648,597
Kazakhmys PLC	41,600	191,899
Liberty International PLC	53,613	595,115
London Stock Exchange Group PLC	36,303	327,597
Lonmin PLC	32,600	604,164
Man Group PLC	383,821	2,207,765
Meggitt PLC	135,650	297,532
Mondi PLC	81,672	296,254
National Express Group PLC	9,850	90,716
National Grid PLC	301,350	3,425,386
Prudential PLC	541,874	2,757,929
Reckitt Benckiser PLC	138,067	5,822,434
Reed Elsevier PLC	247,016	2,175,183
Rio Tinto PLC	224,150	10,372,559
Rolls-Royce Group PLC(a)	403,304	2,125,971
Rolls-Royce Group PLC Class C(c)	23,068,989	37,274
SABMiller PLC	202,353	3,215,572
Sage Group PLC	291,157	813,856
Scottish & Southern Energy PLC	185,361	3,635,894
Serco Group PLC	110,756	661,235
Shire PLC	125,700	1,663,387
Smith & Nephew PLC	206,020	1,894,069
Smiths Group PLC	57,722	744,716
Stagecoach Group PLC	93,709	280,109
Standard Chartered PLC	334,774	5,490,248
Standard Life PLC	274,150	1,057,562
Tesco PLC	1,758,750	9,644,731
Thomas Cook Group PLC	97,100	263,574
Thomson Reuters PLC	43,752	758,528
3i Group PLC	41,650	363,398
TUI Travel PLC	127,300	387,510
Tullow Oil PLC	161,600	1,368,191
Unilever PLC	292,900	6,606,614
United Business Media Ltd.	59,670	387,334
Vedanta Resources PLC	30,600	420,257
Whitbread PLC	35,925	518,640
William Hill PLC	101,259	312,494
Wm Morrison Supermarkets PLC	519,850	2,215,362
WPP Group PLC	253,050	1,533,246
Xstrata PLC	142,400	2,427,374

		187,456,275

TOTAL COMMON STOCKS
(Cost: $1,411,540,840)		880,665,107

Security	Shares	Value

PREFERRED STOCKS—0.55%

GERMANY—0.47%
Fresenius SE	17,600	1,115,884
Henkel AG & Co. KGaA	44,324	1,265,176
Porsche Automobil Holding SE	20,671	1,818,841

		4,199,901
ITALY—0.08%
Intesa Sanpaolo SpA RNC	221,267	645,328

		645,328

TOTAL PREFERRED STOCKS
(Cost: $8,558,087)		4,845,229

Security	Shares	Value

RIGHTS—0.00%

ITALY—0.00%
Finmeccanica SpA(a)	81,159	32,932

		32,932

TOTAL RIGHTS
(Cost: $0)		32,932

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.00%

MONEY MARKET FUNDS—4.00%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	1,267	1,267
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	35,620,108	35,620,108

		35,621,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,621,375)		35,621,375

TOTAL INVESTMENTS IN SECURITIES—103.51%
(Cost: $1,455,720,302)		921,164,643
Other Assets, Less Liabilities—(3.51)%		(31,194,492)

NET ASSETS—100.00%		$889,970,151

ADR	-	American Depositary Receipts
NVS	-	Non-Voting Shares
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—98.81%

AUSTRALIA—6.20%
AGL Energy Ltd.	80,482	$741,779
Alumina Ltd.	157,079	219,702
Amcor Ltd.	169,735	649,499
AMP Ltd.	209,883	749,124
Australia and New Zealand Banking Group Ltd.	331,143	3,792,667
Babcock & Brown Ltd.	34,572	29,309
BlueScope Steel Ltd.	131,958	383,931
Boral Ltd.	130,247	387,546
Caltex Australia Ltd.	28,810	178,479
CFS Retail Property Trust	256,868	345,716
Coca-Cola Amatil Ltd.	60,593	321,809
Commonwealth Bank of Australia	226,868	6,031,949
Crown Ltd.	79,560	351,681
Dexus Property Group	490,570	241,122
Goodman Fielder Ltd.	178,751	195,176
Goodman Group	235,941	145,544
GPT Group (The)	364,377	179,096
GPT Group (The) Entitlement(a)	364,377	179,096
Insurance Australia Group Ltd.	308,095	772,410
James Hardie Industries NV	94,776	265,746
John Fairfax Holdings Ltd.	179,683	227,608
Lend Lease Corp. Ltd.	55,255	255,181
Lion Nathan Ltd.	59,041	342,391
Macquarie Airports	125,861	177,699
Macquarie Group Ltd.(b)	48,246	935,811
Macquarie Infrastructure Group	442,040	571,606
Mirvac Group	198,303	128,868
National Australia Bank Ltd.	280,876	4,445,538
Qantas Airways Ltd.	151,238	241,466
QBE Insurance Group Ltd.	151,661	2,551,488
Santos Ltd.	54,266	482,969
St. George Bank Ltd.	94,858	1,733,537
Stockland Corp. Ltd.	271,588	711,345
Suncorp-Metway Ltd.	160,691	849,187
Tabcorp Holdings Ltd.	111,916	505,781
Telstra Corp. Ltd.	733,279	1,993,177
Toll Holdings Ltd.	100,921	398,164
Wesfarmers Ltd.	112,464	1,593,034
Westfield Group	305,816	3,308,899
Westpac Banking Corp.	318,888	4,266,635

		41,881,765

AUSTRIA—0.39%
Atrium European Real Estate Ltd.(c)	74,933	337,317
Erste Group Bank AG	32,680	859,463
Immoeast AG(c)	28,552	34,033
IMMOFINANZ AG(c)	54,767	60,419
OMV AG	29,829	945,238
voestalpine AG	7,611	183,371

Wienerberger AG	13,760	225,084

		2,644,925
BELGIUM—1.02%
Belgacom SA	30,444	1,032,285
Compagnie Nationale a Portefeuille SA	6,665	356,148
Delhaize Group	16,872	938,685
Dexia SA(b)	103,759	536,812
Fortis(b)	372,810	420,740
Groupe Bruxelles Lambert SA	9,116	660,108
KBC Group NV	27,182	1,154,683
Mobistar SA	4,848	319,363
Solvay SA	10,598	977,135
UCB SA	18,749	474,424

		6,870,383
DENMARK—0.27%
Danisco A/S	9,738	419,516
Danske Bank A/S	77,195	1,130,436
Trygvesta A/S	4,288	256,283

		1,806,235
FINLAND—1.01%
Elisa OYJ Class A	20,038	299,066
Fortum OYJ	28,251	688,173
Kesko OYJ Class B	11,653	270,412
Metso OYJ	22,102	290,354
Neste Oil OYJ	24,456	383,301
Orion OYJ Class B	16,555	241,624
Outokumpu OYJ	22,403	230,106
Pohjola Bank PLC Class A	16,174	214,119
Rautaruukki OYJ	15,781	255,142
Sampo OYJ Class A	73,358	1,448,347
SanomaWSOY OYJ Class B	11,883	180,668
Stora Enso OYJ Class R	100,663	926,708
UPM-Kymmene OYJ	99,330	1,393,067

		6,821,087
FRANCE—14.08%
Air France-KLM	21,579	307,426
Alcatel-Lucent(c)	413,488	1,053,890
ArcelorMittal	98,427	2,503,072
Atos Origin SA	6,192	142,117
AXA	271,975	5,121,437
BNP Paribas	141,986	10,082,539
Bouygues SA	37,926	1,595,695
Carrefour SA	36,941	1,542,073
Casino Guichard-Perrachon SA	8,369	578,371
CNP Assurances SA	7,977	637,057
Compagnie de Saint-Gobain SA	49,983	1,903,013
Compagnie Generale des Etablissements Michelin Class B	25,585	1,301,453
Credit Agricole SA	161,061	2,294,562
European Aeronautic Defence and Space Co.(b)	59,549	977,114
Eutelsat Communications(c)	6,923	147,219
France Telecom SA	317,942	7,942,377
GDF Suez	96,320	4,232,712
Gecina SA	2,744	189,008
Imerys SA	4,515	203,246
Lagardere SCA	21,622	849,951
M6-Metropole Television	13,256	206,754
Natixis	176,372	382,439
PagesJaunes SA	23,296	218,895

PPR SA	11,739	738,328
PSA Peugeot Citroen SA	28,767	758,560
Publicis Groupe SA	7,955	178,041
Renault SA	33,669	1,018,678
Sanofi-Aventis	181,718	11,390,032
SCOR SE	34,062	550,702
Societe BIC	4,031	210,901
Societe Generale	82,278	4,400,228
Societe Television Francaise 1	17,118	216,848
Suez Environnement SA(c)	16,125	306,710
Thales SA	14,587	578,958
Total SA	377,669	20,504,239
Unibail-Rodamco	13,733	2,037,453
Valeo SA	13,889	239,346
Vallourec SA	9,417	1,038,887
Vinci SA	34,237	1,215,164
Vivendi	206,916	5,353,860

		95,149,355
GERMANY—7.01%
Allianz SE Registered	78,432	5,770,420
BASF SE	165,464	5,469,919
Bayerische Motoren Werke AG	57,319	1,462,026
Commerzbank AG	117,820	1,259,456
Daimler AG Registered	159,358	5,417,602
Deutsche Bank AG Registered	93,697	3,497,839
Deutsche Lufthansa AG Registered	36,300	503,571
Deutsche Post AG Registered	149,038	1,634,743
Deutsche Postbank AG	14,964	301,894
Deutsche Telekom AG Registered	495,790	7,280,190
Fraport AG	2,279	73,172
Hannover Rueckversicherung AG	5,934	147,934
Hypo Real Estate Holding AG(b)	23,544	154,649
IVG Immobilien AG	19,099	125,694
Linde AG	8,471	699,389
Muenchener Rueckversicherungs-Gesellschaft AG Registered	36,501	4,762,736
Rheinmetall AG	5,750	175,574
RWE AG	77,959	6,404,874
Salzgitter AG	7,267	471,435
ThyssenKrupp AG	65,231	1,241,570
TUI AG(b)	42,097	509,256

		47,363,943
HONG KONG—2.21%
Bank of East Asia Ltd.	231,200	450,441
BOC Hong Kong (Holdings) Ltd.	666,500	737,837
C C Land Holdings Ltd.	43,000	7,490
Cathay Pacific Airways Ltd.(b)	215,000	258,817
Cheung Kong (Holdings) Ltd.	258,000	2,415,073
Cheung Kong Infrastructure Holdings Ltd.	86,000	311,246
Chinese Estates Holdings Ltd.	129,000	96,203
CITIC International Financial Holdings Ltd.(a)(c)	369,000	233,290
CLP Holdings Ltd.	301,000	2,019,496
Genting International PLC(c)	215,000	52,160
Hang Lung Development Co. Ltd.	43,000	134,263
Hang Seng Bank Ltd.	150,500	1,844,732
Hongkong Electric Holdings Ltd.	258,000	1,373,146
Hopewell Holdings Ltd.	129,000	391,139
Hutchison Whampoa Ltd.	129,000	682,412
Hysan Development Co. Ltd.	172,000	262,756
Kingboard Chemical Holdings Co. Ltd.	64,500	124,665
Lee & Man Paper Manufacturing Ltd.(b)	86,000	27,296

Link REIT (The)	387,000	669,097
MTR Corp. Ltd.	193,500	419,434
New World Development Co. Ltd.	387,000	311,579
NWS Holdings Ltd.	129,000	133,154
Orient Overseas International Ltd.	43,000	74,899
Pacific Basin Shipping Ltd.	215,000	110,129
Swire Pacific Ltd. Class A	150,500	1,038,875
Television Broadcasts Ltd.	43,000	117,619
Wharf Holdings Ltd. (The)	261,750	506,584
Yue Yuen Industrial Holdings Ltd.	64,500	126,496

		14,930,328
IRELAND—0.26%
Allied Irish Banks PLC	170,065	907,890
Anglo Irish Bank Corp. PLC	51,557	163,442
Bank of Ireland	168,130	490,354
Irish Life & Permanent PLC	56,204	192,428

		1,754,114
ITALY—4.89%
Alleanza Assicurazioni SpA	60,781	400,781
Banca Carige SpA	110,209	232,824
Banca Monte dei Paschi di Siena SpA	391,171	748,997
Banca Popolare di Milano Scrl	66,607	384,298
Banco Popolare SpA	120,228	1,477,290
Enel SpA	773,613	5,120,715
Eni SpA	457,907	10,759,425
Fondiaria-Sai SpA	8,150	151,092
IFIL Investments SpA	59,899	182,292
Intesa Sanpaolo SpA	475,220	1,712,898
Italcementi SpA	11,223	128,936
Mediaset SpA	137,421	739,720
Mediobanca SpA	82,302	926,744
Pirelli & C. SpA	578,452	201,714
Snam Rete Gas SpA	145,308	730,122
Telecom Italia SpA	1,804,271	2,047,676
Terna SpA	203,519	651,632
UniCredito SpA	1,955,726	4,684,641
Unione di Banche Italiane ScpA	99,674	1,659,522
Unipol Gruppo Finanziario SpA	56,029	98,046

		33,039,365
JAPAN—24.91%
Acom Co. Ltd.	226	8,502
AEON Co. Ltd.	107,000	1,006,355
AEON Credit Service Co. Ltd.	30,100	317,374
AIFUL Corp.	17,200	77,824
Aioi Insurance Co. Ltd.	43,000	172,700
Aisin Seiki Co. Ltd.	25,800	441,499
Ajinomoto Co. Inc.	129,000	1,097,844
All Nippon Airways Co. Ltd.(b)	43,000	163,081
Alps Electric Co. Ltd.	38,700	207,371
Amada Co. Ltd.	86,000	387,372
Aozora Bank Ltd.	43,000	35,414
Asahi Breweries Ltd.	25,800	420,512
Asahi Kasei Corp.	86,000	317,417
Astellas Pharma Inc.	90,300	3,571,601
Bank of Kyoto Ltd. (The)	72,000	746,721
Bank of Yokohama Ltd. (The)	215,000	1,012,150
Bridgestone Corp.	116,100	1,995,008
Brother Industries Ltd.	30,100	201,993
Canon Marketing Japan Inc.	17,200	285,413
Casio Computer Co. Ltd.	43,000	271,073

Chiba Bank Ltd. (The)	129,000	615,160
Chubu Electric Power Co. Inc.	120,400	3,121,708
Chugai Pharmaceutical Co. Ltd.	43,000	603,355
Chugoku Bank Ltd. (The)	43,000	583,681
Chugoku Electric Power Co. Inc. (The)	25,800	621,718
Chuo Mitsui Trust Holdings Inc.	172,000	654,072
Citizen Watch Co. Ltd.	60,200	328,698
Coca-Cola West Japan Co. Ltd.	8,600	171,388
Cosmo Oil Co. Ltd.	43,000	88,754
CSK Holdings Corp.	8,600	70,566
Dai Nippon Printing Co. Ltd.	129,000	1,496,584
Daicel Chemical Industries Ltd.	43,000	153,899
Daido Steel Co. Ltd.	43,000	133,350
Daiichi Sankyo Co. Ltd.	34,400	699,542
Daito Trust Construction Co. Ltd.	17,200	717,031
Daiwa House Industry Co. Ltd.	86,000	749,385
Daiwa Securities Group Inc.	215,000	1,178,292
Denki Kagaku Kogyo Kabushiki Kaisha	43,000	92,689
Denso Corp.	77,400	1,466,941
Dentsu Inc.(b)	301	483,865
DIC Corp.	86,000	136,411
Eisai Co. Ltd.	47,300	1,514,947
Electric Power Development Co. Ltd.	25,820	760,029
FamilyMart Co. Ltd.	12,900	507,606
Fuji Electric Holdings Co. Ltd.	86,000	122,420
Fuji Heavy Industries Ltd.	86,000	293,808
Fuji Television Network Inc.	129	153,724
FUJIFILM Holdings Corp.	73,100	1,594,301
Fukuoka Financial Group Inc.	172,000	552,639
Furukawa Electric Co. Ltd. (The)	129,000	380,376
Gunma Bank Ltd.	86,000	430,219
Hachijuni Bank Ltd. (The)	86,000	416,228
Hakuhodo DY Holdings Inc.	1,720	77,649
Hino Motors Ltd.	43,000	97,061
Hiroshima Bank Ltd. (The)	86,000	313,045
Hitachi Chemical Co. Ltd.	17,200	173,137
Hokkaido Electric Power Co. Inc.	34,400	767,748
Honda Motor Co. Ltd.	288,100	7,030,402
Idemitsu Kosan Co. Ltd.	4,300	244,403
IHI Corp.	258,000	306,924
ITOCHU Corp.	86,000	442,461
Itochu Techno-Solutions Corp.	8,600	197,183
JAFCO Co. Ltd.	4,300	113,676
Japan Prime Realty Investment Corp.	86	150,139
Japan Real Estate Investment Corp.	86	751,134
Japan Retail Fund Investment Corp.	43	153,462
JFE Holdings Inc.	90,300	2,244,875
Joyo Bank Ltd. (The)	129,000	599,420
JS Group Corp.	34,400	443,860
Kajima Corp.	129,000	363,325
Kamigumi Co. Ltd.	43,000	341,901
Kaneka Corp.	86,000	397,865
Kansai Electric Power Co. Inc. (The)	137,600	3,427,758
Kansai Paint Co. Ltd.	43,000	234,347
Kao Corp.	43,000	1,232,944
Kawasaki Heavy Industries Ltd.	258,000	459,075
Kawasaki Kisen Kaisha Ltd.	119,000	457,367
KDDI Corp.	215	1,272,293
Keio Corp.	129,000	661,068
Keisei Electric Railway Co. Ltd.	43,000	207,677
Kinden Corp.	22,000	181,190
Kirin Holdings Co. Ltd.	86,000	933,015
Kobe Steel Ltd.	129,000	204,616

Kubota Corp.	172,000	841,200
Kyocera Corp.	30,100	1,726,121
Kyushu Electric Power Co. Inc.	64,500	1,472,318
Lawson Inc.	12,900	625,653
Leopalace21 Corp.	21,500	157,834
Mabuchi Motor Co. Ltd.	4,300	167,016
Makita Corp.	17,200	305,175
Marui Group Co. Ltd.	60,200	358,078
Matsushita Electric Industrial Co. Ltd.	129,000	1,983,203
Matsushita Electric Works Ltd.	43,000	366,823
Mazda Motor Corp.	129,000	279,380
Mediceo Paltac Holdings Co. Ltd.	17,200	184,329
Minebea Co. Ltd.	43,000	113,238
Mitsubishi Chemical Holdings Corp.	202,500	802,999
Mitsubishi Gas Chemical Co. Inc.	43,000	155,211
Mitsubishi Heavy Industries Ltd.	559,000	1,761,973
Mitsubishi Materials Corp.	43,000	94,875
Mitsubishi Rayon Co. Ltd.	129,000	271,510
Mitsubishi Tanabe Pharma Corp.	43,000	446,395
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,600	202,430
Mitsui & Co. Ltd.	215,000	2,024,301
Mitsui Chemicals Inc.	86,000	292,933
Mitsui Mining & Smelting Co. Ltd.	86,000	153,899
Mitsui O.S.K. Lines Ltd.	86,000	432,842
Mitsui Sumitomo Insurance Group Holdings Inc.	64,500	1,754,321
Mizuho Financial Group Inc.	860	2,028,673
Namco Bandai Holdings Inc.	43,000	436,340
NEC Corp.	344,000	989,853
NEC Electronics Corp.(c)	4,300	42,628
NGK Spark Plug Co. Ltd.	43,000	402,674
Nippon Building Fund Inc.	86	813,218
Nippon Express Co. Ltd.	172,000	682,054
Nippon Mining Holdings Inc.	150,500	442,242
Nippon Oil Corp.	258,000	1,028,327
Nippon Paper Group Inc.	43	113,851
Nippon Sheet Glass Co. Ltd.	86,000	275,445
Nippon Telegraph and Telephone Corp.	903	3,599,146
Nippon Yusen Kabushiki Kaisha	129,000	611,225
Nishi-Nippon City Bank Ltd. (The)	86,000	183,630
Nissan Motor Co. Ltd.	404,200	2,026,137
Nisshin Seifun Group Inc.	21,700	231,011
Nisshin Steel Co. Ltd.	86,000	112,801
Nissin Food Products Co. Ltd.	12,900	365,292
Nitto Denko Corp.	25,800	561,383
NOK Corp.	17,200	161,419
Nomura Holdings Inc.	292,400	2,681,696
Nomura Real Estate Office Fund Inc.	43	240,905
NSK Ltd.	86,000	342,776
NTN Corp.	43,000	157,397
NTT DoCoMo Inc.	2,838	4,472,700
Obayashi Corp.	86,000	411,856
Oji Paper Co. Ltd.	215,000	815,404
Omron Corp.	30,100	418,064
Ono Pharmaceutical Co. Ltd.	8,600	378,627
Oracle Corp. Japan	4,300	184,067
Oriental Land Co. Ltd.	4,300	303,864
ORIX Corp.	9,890	991,514
Osaka Gas Co. Ltd.	387,000	1,353,615
Pioneer Corp.	30,100	86,918
Promise Co. Ltd.	15,050	265,192
Resona Holdings Inc.(b)	301	304,826
Ricoh Co. Ltd.	129,000	1,347,056

Rohm Co. Ltd.	21,500	1,007,778
Sankyo Co. Ltd.	8,600	377,753
Santen Pharmaceutical Co. Ltd.	12,900	325,287
SANYO Electric Co. Ltd.(c)	301,000	443,772
Sapporo Hokuyo Holdings Inc.	86	362,013
SBI Holdings Inc.	2,752	322,629
Secom Co. Ltd.	17,200	643,579
Sega Sammy Holdings Inc.	17,200	128,191
Seiko Epson Corp.	21,500	317,199
Sekisui Chemical Co. Ltd.	129,000	742,389
Sekisui House Ltd.	129,000	1,265,735
77 Bank Ltd. (The)	86,000	396,116
Shimizu Corp.	86,000	413,604
Shinko Electric Industries Co. Ltd.	17,200	109,129
Shinko Securities Co. Ltd.	63,000	151,174
Shinsei Bank Ltd.	215,000	321,352
Shizuoka Bank Ltd. (The)	43,000	371,632
Showa Denko K.K.	129,000	190,188
Showa Shell Sekiyu K.K.	36,000	285,511
SMC Corp.	4,300	397,865
Sojitz Corp.	197,800	321,790
Sompo Japan Insurance Inc.	172,000	1,164,738
Sumitomo Chemical Co. Ltd.	258,000	768,622
Sumitomo Corp.	184,900	1,586,737
Sumitomo Electric Industries Ltd.	38,700	306,137
Sumitomo Metal Industries Ltd.	344,000	863,935
Sumitomo Mitsui Financial Group Inc.	559	2,171,205
Sumitomo Rubber Industries Inc.	38,700	338,010
Sumitomo Trust and Banking Co. Ltd. (The)	215,000	957,499
Suzuken Co. Ltd.	8,600	183,193
T&D Holdings Inc.	21,500	795,730
Taiheiyo Cement Corp.	215,000	244,840
Taisei Corp.	215,000	485,308
Taisho Pharmaceutical Co. Ltd.	43,000	769,934
Taiyo Nippon Sanso Corp.	43,000	266,701
Takeda Pharmaceutical Co. Ltd.	146,200	7,179,929
Takefuji Corp.	24,420	192,430
TDK Corp.	21,500	706,101
Teijin Ltd.	129,000	327,911
THK Co. Ltd.	17,200	231,723
Tohoku Electric Power Co. Inc.	77,400	1,731,367
Tokai Rika Co. Ltd.	15,200	151,614
Tokio Marine Holdings Inc.	38,700	1,156,868
Tokyo Broadcasting System Inc.	4,300	75,288
Tokyo Electric Power Co. Inc. (The)	215,000	6,055,414
Tokyo Gas Co. Ltd.	301,000	1,285,409
Tokyo Steel Manufacturing Co. Ltd.	21,500	163,299
Tokyo Tatemono Co. Ltd.	43,000	173,137
Tokyu Corp.	86,000	333,157
TonenGeneral Sekiyu K.K.	43,000	359,390
Toppan Printing Co. Ltd.	86,000	620,844
Tosoh Corp.	86,000	166,141
TOTO Ltd.(b)	43,000	293,808
Toyo Seikan Kaisha Ltd.	21,500	259,487
Toyota Industries Corp.	38,700	861,749
Toyota Motor Corp.	473,000	17,938,892
Toyota Tsusho Corp.	12,900	120,802
Ube Industries Ltd.	43,000	87,880
USS Co. Ltd.	860	52,466
West Japan Railway Co.	324	1,413,279
Yamaguchi Financial Group Inc.	43,000	404,423
Yamaha Corp.	30,100	284,626
Yamaha Motor Co. Ltd.	30,100	326,249

Yamato Holdings Co. Ltd.	43,000	467,819
Yokogawa Electric Corp.	34,400	155,998

		168,324,288
NETHERLANDS—1.74%
Aegon NV	253,184	1,018,691
Corio NV	7,658	405,714
ING Groep NV	335,529	3,078,258
Koninklijke DSM NV	24,840	683,829
Koninklijke Philips Electronics NV	129,136	2,349,825
Randstad Holding NV	6,020	115,688
Reed Elsevier NV	42,489	562,273
SNS REAAL NV	20,081	145,143
Unilever NV	141,685	3,384,863

		11,744,284
NEW ZEALAND—0.09%
Auckland International Airport Ltd.	49,149	52,275
Fletcher Building Ltd.	52,245	176,116
Telecom Corp. of New Zealand Ltd.	291,153	397,663

		626,054
NORWAY—0.73%
DnB NOR ASA	141,083	806,823
Frontline Ltd.	9,035	276,464
Norsk Hydro ASA	124,829	519,178
Orkla ASA	145,512	961,838
StatoilHydro ASA	114,853	2,231,480
Storebrand ASA	72,842	169,873

		4,965,656
PORTUGAL—0.26%
Banco BPI SA Registered	95,159	195,480
Banco Espirito Santo SA Registered	50,654	481,739
BRISA - Auto-estradas de Portugal SA	26,424	201,645
CIMPOR - Cimentos de Portugal SGPS SA	11,954	54,585
Portugal Telecom SGPS SA Registered	123,668	806,511

		1,739,960
SINGAPORE—1.07%
Ascendas Real Estate Investment Trust(b)	258,000	274,709
CapitaCommercial Trust	129,000	85,194
CapitaMall Trust Management Ltd.	152,000	194,622
ComfortDelGro Corp. Ltd.	357,000	286,293
DBS Group Holdings Ltd.	215,000	1,596,671
Fraser and Neave Ltd.	129,000	237,327
Jardine Cycle & Carriage Ltd.	43,000	268,333
Neptune Orient Lines Ltd.(b)	129,000	105,189
Oversea-Chinese Banking Corp.	473,000	1,561,898
SembCorp Industries Ltd.	43,000	69,546
Singapore Airlines Ltd.	86,800	648,119
United Overseas Bank Ltd.	215,000	1,886,448
UOL Group Ltd.	43,000	54,478

		7,268,827
SPAIN—3.69%
Acerinox SA	19,866	246,117
Actividades de Construcciones y Servicios SA	5,967	219,125
Banco Bilbao Vizcaya Argentaria SA	633,220	7,218,562
Banco de Sabadell SA(b)	103,544	698,511
Banco Popular Espanol SA(b)	158,630	1,422,136
Banco Santander SA	1,094,393	11,615,426
Criteria CaixaCorp SA	151,704	484,768

Fomento de Construcciones y Contratas SA	3,827	150,438
Gestevision Telecinco SA	12,685	100,693
Iberia Lineas Aereas de Espana SA	110,682	258,245
Mapfre SA	30,229	95,063
Repsol YPF SA	130,505	2,455,825

		24,964,909
SWEDEN—2.22%
Boliden AB	57,921	137,475
Electrolux AB Class B	39,904	357,088
Holmen AB Class B	20,296	567,651
Investor AB Class B	47,171	692,939
Nordea Bank AB	364,855	2,855,385
Securitas AB Class B	27,348	257,886
Skandinaviska Enskilda Banken AB Class A	76,798	731,578
Skanska AB Class B	78,948	678,626
SKF AB Class B	49,192	440,203
Svenska Cellulosa AB Class B	115,027	837,491
Svenska Handelsbanken AB Class A	88,494	1,583,808
Swedbank AB Class A	45,365	362,305
Telefonaktiebolaget LM Ericsson AB Class B	509,386	3,529,030
TeliaSonera AB	366,446	1,589,063
Volvo AB Class B	71,208	363,602

		14,984,130
SWITZERLAND—3.98%
Baloise Holding Registered	5,633	297,311
Credit Suisse Group AG Registered	186,921	6,948,427
Holcim Ltd. Registered	32,637	1,837,150
Pargesa Holding SA Bearer	2,193	166,158
Swiss Life Holding AG Registered(c)	2,150	191,430
Swiss Reinsurance Co. Registered	63,726	2,605,671
Swisscom AG Registered	3,816	1,153,245
UBS AG Registered(c)	515,465	8,539,230
Zurich Financial Services AG Registered	25,843	5,155,104

		26,893,726
UNITED KINGDOM—22.78%
Antofagasta PLC	22,446	137,633
AstraZeneca PLC	251,808	10,700,386
Aviva PLC	463,884	2,758,236
Banco Santander SA	28,850	312,783
Barclays PLC(d)	1,405,974	4,064,076
Berkeley Group Holdings PLC (The) Units(c)	12,783	153,873
BP PLC	3,259,400	26,713,690
British Airways PLC	111,155	244,434
British Energy Group PLC	66,048	789,706
British Land Co. PLC	95,225	947,776
BT Group PLC	1,388,450	2,582,140
Cadbury PLC	91,023	835,360
Compass Group PLC	224,641	1,044,428
Enterprise Inns PLC	61,920	97,046
Friends Provident PLC	405,662	458,814
GKN PLC	144,222	276,719
Hays PLC	260,322	287,070
HBOS PLC	926,693	1,486,823
Home Retail Group PLC	159,315	506,460
HSBC Holdings PLC	2,071,482	25,504,117
IMI PLC	69,628	309,379
Inchcape PLC	70,133	89,521
Investec PLC	92,310	350,502
ITV PLC	572,072	274,987
Kingfisher PLC	437,298	805,483

Ladbrokes PLC	126,377	322,115
Land Securities Group PLC	85,507	1,507,303
Legal & General Group PLC	1,140,199	1,313,543
Liberty International PLC	18,490	205,243
Lloyds TSB Group PLC	978,680	3,127,816
Logica PLC	280,384	311,458
Marks & Spencer Group PLC	292,357	1,034,503
Mitchells & Butlers PLC	58,480	147,639
Mondi PLC	20,038	72,685
National Express Group PLC	14,305	131,746
National Grid PLC	203,863	2,317,270
Next PLC	38,829	661,258
Old Mutual PLC	930,649	753,352
Pearson PLC	154,112	1,513,959
Persimmon PLC	42,312	205,097
Rentokil Initial PLC	360,082	261,811
Rexam PLC	97,696	589,184
Royal Bank of Scotland Group PLC	2,856,662	3,115,565
Royal Dutch Shell PLC Class A	613,911	16,832,996
Royal Dutch Shell PLC Class B	475,967	12,758,435
RSA Insurance Group PLC	523,224	1,162,424
Schroders PLC	29,498	377,002
SEGRO PLC	91,177	413,230
Severn Trent PLC	42,302	936,388
Smiths Group PLC	36,335	468,786
Stagecoach Group PLC	36,753	109,860
Standard Life PLC	134,160	517,536
Tate & Lyle PLC	89,311	531,400
3i Group PLC	49,536	432,204
Tomkins PLC	166,797	308,580
United Utilities Group PLC	116,793	1,320,015
Vodafone Group PLC	9,191,594	17,687,920
William Hill PLC	44,376	136,948
Wolseley PLC	116,487	636,163

		153,952,876

TOTAL COMMON STOCKS
(Cost: $1,145,769,199)		667,726,210

Security	Shares	Value

PREFERRED STOCKS—0.51%

GERMANY—0.27%
Bayerische Motoren Werke AG	7,955	159,582
ProSiebenSat.1 Media AG	18,361	54,481
RWE AG	6,278	393,742
Volkswagen AG	19,651	1,208,545

		1,816,350
ITALY—0.24%
Intesa Sanpaolo SpA RNC	115,216	336,029
Istituto Finanziario Industriale SpA(c)	14,749	127,177
Italcementi SpA RNC	5,117	35,298
Telecom Italia SpA RNC	1,145,176	949,700
Unipol Gruppo Finanziario SpA	186,291	200,792

		1,648,996

TOTAL PREFERRED STOCKS
(Cost: $7,097,135)		3,465,346

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)(c)	355,470	45

		45

TOTAL RIGHTS
(Cost: $0)		45

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.79%

MONEY MARKET FUNDS—0.79%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	8,762	8,762
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	5,368,683	5,368,683

		5,377,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,377,445)		5,377,445

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $1,158,243,779)		676,569,046
Other Assets, Less Liabilities—(0.11)%		(773,296)

NET ASSETS—100.00%		$675,795,750

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.18%

AUSTRALIA—6.14%
ABB Grain Ltd.	74,943	$407,910
Adelaide Brighton Ltd.	155,991	233,617
APN News & Media Ltd.	181,797	289,057
Arrow Energy Ltd.(a)	141,009	230,716
Atlas Iron Ltd.(a)	50,596	27,205
Austar United Communications Ltd.(a)	246,213	146,195
Australian Pipeline Trust	201,894	390,275
Australian Wealth Management Ltd.	198,957	104,353
Australian Worldwide Exploration Ltd.(a)	163,977	270,460
AWB Ltd.	147,345	254,692
Babcock & Brown Infrastructure Ltd.	414,810	51,997
Babcock & Brown Wind Partners Ltd.	337,887	188,368
Beach Petroleum Ltd.	359,040	229,770
Bradken Ltd.	23,925	78,133
Centennial Coal Co. Ltd.	110,583	255,350
Challenger Financial Services Group Ltd.	99,924	108,117
Crane Group Ltd.	36,267	214,148
David Jones Ltd.	128,667	260,606
Diversified Utility & Energy Trusts Group	250,074	395,967
Downer EDI Ltd.	115,533	371,968
Emeco Holdings Ltd.	423,258	160,566
Energy World Corp. Ltd.(a)	143,088	35,873
Felix Resources Ltd.	20,460	160,092
FKP Property Group	68,409	51,903
Flight Centre Ltd.	18,546	170,688
Gindalbie Metals Ltd.(a)(b)	124,674	34,135
Gunns Ltd.	206,222	161,225
Healthscope Ltd.	90,057	256,079
Iluka Resources Ltd.(a)	40,128	95,308
Independence Group NL	47,652	44,328
JB Hi-Fi Ltd.	36,036	208,267
Kagara Ltd.(a)	77,319	27,036
Kingsgate Consolidated Ltd.(a)	101,673	174,405
Lynas Corp. Ltd.(a)(b)	198,297	41,864
Macarthur Coal Ltd.	34,485	137,874
Macmahon Holdings Ltd.	220,803	106,343
Macquarie Communications Infrastructure Group	131,670	138,991
Minara Resources Ltd.	61,017	41,866
Mincor Resources NL	85,935	39,403
Mount Gibson Iron Ltd.(a)	122,001	32,598
Murchison Metals Ltd.(a)	76,296	38,256
Nexus Energy Ltd.(a)	220,044	79,120
Nufarm Ltd.	38,346	276,010
Octaviar Ltd.(c)	7,952	5,194
Pacific Brands Ltd.	167,937	110,796
PanAust Ltd.(a)	359,799	52,223
Panoramic Resources Ltd.	63,129	44,981
PaperlinX Ltd.	171,529	158,433
Publishing and Broadcasting Ltd.	153,318	208,372

Queensland Gas Co. Ltd.(a)	132,528	502,753
Riversdale Mining Ltd.(a)	43,428	87,387
Roc Oil Co. Ltd.(a)	257,466	104,466
Seven Network Ltd.	41,052	169,275
Sigma Pharmaceuticals Ltd.	344,751	286,586
Silex Systems Ltd.(a)	34,782	89,495
Sino Gold Mining Ltd.(a)(b)	69,963	161,553
Straits Resources Ltd.	64,053	54,092
Sundance Resources Ltd.(a)	559,020	35,037
Timbercorp Ltd.	319,506	107,505
Transfield Services Ltd.	42,141	113,156
Transpacific Industries Group Ltd.	47,916	112,857
United Group Ltd.	35,013	219,679
West Australian Newspapers Holdings Ltd.(b)	53,196	215,841
Western Areas NL(a)(b)	30,162	80,593

		9,941,408
AUSTRIA—1.17%
bwin Interactive Entertainment AG(a)	6,699	119,350
conwert Immobilien Invest SE(a)	84,414	404,616
Intercell AG(a)	11,484	317,458
RHI AG(a)	18,876	292,016
Schoeller-Bleckmann Oilfield Equipment AG	2,607	91,736
Sparkassen Immobilien AG(a)	115,500	475,994
Zumtobel AG	16,071	196,656

		1,897,826
BELGIUM—1.76%
Ackermans & van Haaren NV	7,821	445,391
AGFA-Gevaert NV(a)	45,540	187,678
Barco NV	10,494	196,809
Cofinimmo SA	7,326	905,749
Compagnie Maritime Belge SA	3,663	70,277
Nyrstar NV	17,028	52,254
Omega Pharma SA	6,666	243,019
Option NV(a)(b)	22,224	64,535
RHJ International SA(a)	42,815	229,110
Tessenderlo Chemie NV	11,517	451,268

		2,846,090
DENMARK—1.34%
ALK-Abello A/S	3,300	261,292
Bang & Olufsen A/S Class B(b)	7,161	157,298
D/S Norden A/S	5,280	158,461
East Asiatic Co. Ltd. A/S	7,458	253,987
Formuepleje Epikur A/S(a)	2,970	108,225
Genmab A/S(a)	7,297	326,782
GN Store Nord A/S(a)(b)	66,891	144,654
Neurosearch A/S(a)	4,785	118,958
NKT Holding A/S	6,303	228,873
Ringkjobing Landbobank A/S	3,630	271,968
Simcorp A/S	1,650	134,860

		2,165,358
FINLAND—1.38%
Alma Media Corp.	42,966	400,450
Amer Sports OYJ Class A	32,835	220,673
Citycon OYJ	81,873	192,065
Huhtamaki OYJ	43,824	291,748
Konecranes OYJ	15,345	258,795
Outotec OYJ	13,167	173,810
Sponda OYJ	50,292	223,205
TietoEnator OYJ	22,044	243,190
Uponor OYJ	23,859	225,395

		2,229,331

FRANCE—4.53%
Altran Technologies SA(a)	37,092	184,375
Arkema	12,573	284,267
Beneteau SA	18,117	166,556
BOURBON SA(b)	11,583	322,398
Carbone Lorraine SA	7,689	225,908
Club Mediterranee SA(a)	9,372	185,393
Derichebourg	37,818	117,490
Etablissements Maurel et Prom	24,717	289,917
Eurofins Scientific SA	3,300	183,075
Groupe Eurotunnel SA(a)	40,392	274,022
Groupe Steria SCA	15,807	204,650
Haulotte Group	13,662	105,677
Havas SA	106,359	209,046
IMS International Metal Service	11,253	196,917
Ingenico SA	14,487	223,566
Nexans SA	6,072	342,016
Nexity	12,111	103,969
NicOx SA(a)(b)	15,840	131,563
Orpea SA(a)	8,943	287,927
Remy Cointreau Group	10,857	447,435
Rhodia SA	25,674	216,822
Saft Groupe SA	10,164	293,084
SEB SA	10,395	345,879
Sechilienne-Sidec	7,722	293,267
Societe de la Tour Eiffel	3,432	191,225
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,785	422,003
Soitec SA(a)	38,247	134,343
SR Teleperformance SA	19,338	412,453
Theolia SA(a)	6,468	44,207
Thomson(a)	103,389	142,902
Ubisoft Entertainment(a)	6,831	356,617

		7,338,969
GERMANY—5.23%
Aareal Bank AG	11,517	92,006
AIXTRON AG	24,783	123,505
ALTANA AG	22,242	243,964
Conergy AG(a)(b)	11,550	63,124
Demag Cranes AG	9,174	175,543
Deutsche Wohnen AG Bearer(a)	18,249	166,613
DEUTZ AG	36,498	112,001
Douglas Holding AG(b)	15,807	587,692
ElringKlinger AG	12,078	96,488
Freenet AG(a)	23,430	139,342
Gerresheimer AG	6,699	230,885
Gildemeister AG	16,929	159,713
Heidelberger Druckmaschinen AG(b)	25,146	235,959
Kloeckner & Co. SE	14,751	213,798
Kontron AG	23,529	179,911
KUKA AG(b)	12,078	209,669
LANXESS AG	20,229	306,278
LEONI AG	13,662	169,603
MLP AG(b)	24,321	298,842
MPC Muenchmeyer Petersen Capital AG	4,422	39,251
MTU Aero Engines Holding AG	15,048	291,185
Norddeutsche Affinerie AG	14,784	474,108
Nordex AG(a)	6,039	79,641
Pfleiderer AG Registered	16,929	147,477
Praktiker Bau- und Heimwerkermaerkte Holding AG	17,655	139,026
Premiere AG(a)	23,562	54,676
QIAGEN NV(a)	39,171	565,254

RHON KLINIKUM AG	21,318	453,332
SGL Carbon AG(a)	14,619	283,069
Software AG	5,709	281,391
SOLON AG fur Solartechnik(a)(b)	2,014	59,683
Stada Arzneimittel AG	13,233	400,709
Symrise AG	25,938	316,737
Tognum AG	17,358	189,733
Vossloh AG	4,587	348,411
Wincor Nixdorf AG	9,768	420,144
Wirecard AG(a)	22,224	127,942

		8,476,705
HONG KONG—1.73%
Big Media Group Ltd.(a)	3,300,000	62,164
Cafe de Coral Holdings Ltd.(b)	660,000	1,030,392
Daphne International Holdings Ltd.	330,000	65,145
First Pacific Co. Ltd.	924,000	369,579
Giordano International Ltd.	2,376,000	426,122
Melco International Development Ltd.(b)	297,000	52,116
Polytec Asset Holdings Ltd.	825,000	34,595
Ports Design Ltd.(b)	181,500	204,908
Rexcapital Financial Holdings Ltd.(a)	1,650,000	30,231
Solomon Systech International Ltd.(b)	4,356,000	67,444
Techtronic Industries Co. Ltd.	561,000	206,291
VTech Holdings Ltd.(b)	66,000	244,399
Wonson International Holdings Ltd.(a)	5,280,000	18,394

		2,811,780
IRELAND—1.36%
C&C Group PLC	85,800	124,031
DCC PLC	29,535	458,036
FBD Holdings PLC	14,751	215,108
Grafton Group PLC(a)	51,744	154,193
Greencore Group PLC	105,369	164,344
Independent News & Media PLC	168,300	136,584
Paddy Power PLC	17,127	289,934
Smurfit Kappa Group PLC	23,694	42,063
United Drug PLC	158,532	613,131

		2,197,424
ITALY—4.29%
ACEA SpA	32,439	419,570
Alitalia SpA(a)	44,030	24,845
Arnoldo Mondadori Editore SpA	120,681	420,449
Autostrada Torino-Milano SpA	29,667	229,854
Azimut Holding SpA	53,559	302,903
Banca Italease SpA(a)	18,942	90,373
Banca Piccolo Credito Valtellinese Scrl	78,177	584,881
Banca Popolare dell’Etruria e del Lazio Scrl	55,209	357,040
Benetton Group SpA	25,872	180,766
Beni Stabili SpA	465,234	280,222
Buzzi Unicem SpA	23,760	285,019
CIR SpA - Compagnie Industriali Riunite	193,728	205,123
Danieli SpA RNC	17,622	128,264
Davide Campari-Milano SpA(b)	82,368	568,190
ERG SpA	25,179	332,054
Gemina SpA(a)	166,359	95,561
Gruppo Editoriale L’Espresso SpA(b)	160,017	236,390
Hera SpA	173,745	380,047
Impregilo SpA(a)(b)	70,196	184,255
Pirelli & C. Real Estate SpA	17,556	122,440
Recordati SpA	66,264	310,266
Safilo Group SpA	216,084	211,258
Saras SpA	92,103	321,176
Societa Cattolica di Assicurazioni Scrl	16,137	583,182

Tiscali SpA(a)	118,569	102,615

		6,956,743
JAPAN—33.39%
Access Co. Ltd.(a)(b)	66	82,408
AnGes MG Inc.(a)(b)	99	150,991
Asset Managers Co. Ltd.(b)	528	34,413
Awa Bank Ltd. (The)	132,000	814,682
Bank of Iwate Ltd. (The)	9,900	611,012
Bank of Nagoya Ltd. (The)	66,000	390,564
Calsonic Kansei Corp.	99,000	168,104
Capcom Co. Ltd.	13,200	289,903
Chiyoda Corp.	99,000	556,655
COMSYS Holdings Corp.	66,000	461,698
Culture Convenience Club Co. Ltd.(b)	42,900	278,294
CyberAgent Inc.(b)	165	145,287
DA Office Investment Corp.	66	123,410
Daifuku Co. Ltd.	33,000	174,143
Daiichi Chuo Kisen Kaisha	33,000	102,674
Daikyo Inc.	99,000	101,668
Dainippon Screen Manufacturing Co. Ltd.	99,000	207,361
Daishi Bank Ltd. (The)	165,000	634,164
DISCO Corp.(b)	9,900	232,023
Don Quijote Co. Ltd.	23,100	414,555
eAccess Ltd.	660	303,660
Ebara Corp.	99,000	192,262
EDION Corp.	36,300	241,385
Exedy Corp.	16,500	230,681
Foster Electric Co. Ltd.	13,200	136,765
Fuji Machine Manufacturing Co. Ltd.	16,500	137,738
Fujikura Ltd.	165,000	461,362
Funai Electric Co. Ltd.	9,900	125,927
Futaba Industrial Co. Ltd.	33,000	199,644
Global One Real Estate Investment Corp.	66	526,121
Glory Ltd.	19,800	280,441
GS Yuasa Corp.	99,000	245,613
H2O Retailing Corp.	66,000	403,315
Hamamatsu Photonics K.K.	19,800	433,848
Hanwa Co. Ltd.	99,000	255,679
Heiwa Real Estate Co. Ltd.	99,000	267,758
Higo Bank Ltd. (The)	99,000	540,549
Hitachi Zosen Corp.(a)(b)	247,500	206,355
Hokkoku Bank Ltd. (The)	132,000	489,883
Hosiden Corp.	26,400	266,550
Hyakugo Bank Ltd. (The)	99,000	550,615
Hyakujushi Bank Ltd. (The)	132,000	652,283
Iino Kaiun Kaisha Ltd.	42,900	214,173
Inui Steamship Co. Ltd.	13,200	96,098
Ishihara Sangyo Kaisha Ltd.(a)	198,000	155,018
IT Holdings Corp.(a)	23,100	241,922
Izumi Co. Ltd.	29,700	381,102
Jaccs Co. Ltd.(a)	132,000	201,322
Japan Airport Terminal Co. Ltd.	23,100	279,032
Japan Asia Investment Co. Ltd.	66,000	48,988
Japan Excellent Inc.	99	326,141
Japan Securities Finance Co. Ltd.	99,000	442,908
Juki Corp.	99,000	149,985
Juroku Bank Ltd. (The)	99,000	358,353
JVC KENWOOD Holdings Inc.(a)	303,600	163,608
K.K. DaVinci Advisors(a)(b)	627	49,727
Kagoshima Bank Ltd. (The)	99,000	619,065
Kanematsu Corp.(a)	264,000	206,691
Kayaba Industry Co. Ltd.	66,000	126,162
Keihan Electric Railway Co. Ltd.	198,000	899,908
Keihin Corp.	26,400	231,654

Keiyo Bank Ltd. (The)	99,000	436,868
Kenedix Inc.	297	43,576
Kenedix Realty Investment Corp.	99	140,925
Kitz Corp.	66,000	192,598
Kiyo Holdings Inc.	330,000	526,792
Koito Manufacturing Co. Ltd.	33,000	252,994
Komeri Co. Ltd.	19,800	439,888
K’s Holdings Corp.	16,500	270,107
Maruha Nichiro Holdings Inc.	165,000	248,297
Marusan Securities Co. Ltd.	99,000	467,067
Matsui Securities Co. Ltd.(b)	72,600	462,101
Matsuya Co. Ltd.	19,800	414,723
Meiji Seika Kaisha Ltd.	165,000	664,362
Meitec Corp.	23,100	453,310
MID REIT Inc.	99	130,859
Miraca Holdings Inc.	19,800	314,263
Misumi Group Inc.	39,600	600,744
Mitsubishi Steel Manufacturing Co. Ltd.	99,000	273,798
Mitsui Mining Co. Ltd.	26,500	49,309
Monex Group Inc.	330	106,533
Mori Seiki Co. Ltd.(b)	26,400	219,307
MORI TRUST Sogo REIT Inc.(b)	66	510,686
Musashino Bank Ltd. (The)	13,200	391,235
Nabtesco Corp.	33,000	198,302
Nagase & Co. Ltd.	66,000	564,372
Net One Systems Co. Ltd.	330	529,476
Nifco Inc.	33,000	471,764
Nihon Dempa Kogyo Co. Ltd.	13,200	163,607
Nihon Kohden Corp.	19,800	329,161
Nihon Parkerizing Co. Ltd.	33,000	382,176
Nihon Unisys Ltd.	33,000	312,720
Nippon Commercial Investment Corp.	132	79,723
Nippon Denko Co. Ltd.	33,000	147,636
Nippon Kayaku Co. Ltd.	132,000	586,518
Nippon Konpo Unyu Soko Co. Ltd.	66,000	646,243
Nippon Light Metal Co. Ltd.	264,000	244,271
Nippon Paint Co. Ltd.	198,000	744,891
Nippon Residential Investment Corp.	198	104,687
Nippon Seiki Co. Ltd.	33,000	214,743
Nippon Suisan Kaisha Ltd.	122,100	299,198
Nippon Yakin Kogyo Co. Ltd.	33,000	89,588
Nishimatsuya Chain Co. Ltd.	33,000	329,497
Nishi-Nippon Railroad Co. Ltd.	231,000	845,552
Nissha Printing Co. Ltd.	6,600	359,695
Nitto Boseki Co. Ltd.	132,000	191,927
NSD Co. Ltd.	26,400	193,269
Ogaki Kyoritsu Bank Ltd. (The)	99,000	484,179
Okasan Holdings Inc.	99,000	417,743
Oki Electric Industry Co. Ltd.(a)	297,000	241,586
ORIX JREIT Inc.	99	444,921
Osaka Securities Exchange Co. Ltd.	99	313,055
OSG Corp.(b)	36,300	258,732
Pacific Metals Co. Ltd.	33,000	141,932
Park 24 Co. Ltd.	49,500	197,295
Point Inc.	6,600	320,773
Press Kogyo Co. Ltd.	66,000	142,939
Rengo Co. Ltd.	66,000	335,536
Resorttrust Inc.	46,200	448,142
Rinnai Corp.	16,500	598,932
Risa Partners Inc.	132	30,816
Roland Corp.	23,100	232,527
Round One Corp.	198	97,742
Ryohin Keikaku Co. Ltd.	9,900	466,060
Sagami Railway Co. Ltd.	429,000	1,718,618
San-in Godo Bank Ltd. (The)	66,000	467,067

Sanken Electric Co. Ltd.	66,000	231,520
Sankyu Inc.	99,000	307,016
Sanwa Holdings Corp.	132,000	433,513
Sanyo Shokai Ltd.	33,000	153,676
Sanyo Special Steel Co. Ltd.	66,000	183,874
Sawai Pharmaceutical Co. Ltd.	13,200	505,989
Seino Holdings Co. Ltd.	99,000	472,100
Shiga Bank Ltd.	99,000	610,005
Shima Seiki Manufacturing Ltd.	9,900	178,673
Shimachu Co. Ltd.	23,100	516,726
Shinko Plantech Co. Ltd.	23,100	177,566
So-Net M3 Inc.	33	109,720
Star Micronics Co. Ltd.	19,800	211,388
Sumitomo Bakelite Co. Ltd.	99,000	357,346
Sumitomo Forestry Co. Ltd.	69,300	443,915
Sumitomo Warehouse Co. Ltd. (The)	99,000	395,597
Sysmex Corp.	13,200	406,670
Tadano Ltd.	66,000	285,877
Taiyo Yuden Co. Ltd.	66,000	307,351
Takara Holdings Inc.	99,000	463,040
Tamron Co. Ltd.	16,500	173,472
TOC Co. Ltd.	49,500	144,448
Toda Corp.	99,000	355,333
Toho Pharmaceutical Co. Ltd.	13,200	138,644
Toho Zinc Co. Ltd.	66,000	131,530
Tokai Carbon Co. Ltd.	66,000	337,549
Tokai Tokyo Securities Co. Ltd.	99,000	264,738
Tokyo Dome Corp.	99,000	317,082
Tokyo Seimitsu Co. Ltd.(b)	23,100	228,299
Tokyo Tomin Bank Ltd. (The)	13,200	174,479
TOKYU REIT Inc.	66	374,459
Topcon Corp.	36,300	201,154
Toyo Engineering Corp.	66,000	185,216
TS Tech Co. Ltd.	42,900	316,243
Tsumura & Co.	23,100	586,014
ULVAC Inc.	9,900	181,995
Wacom Co. Ltd.	132	112,338
Works Applications Co. Ltd.	165	98,648
Xebio Co. Ltd.	13,200	220,112
Yamatake Corp.	19,800	371,439
Yodogawa Steel Works Ltd.	99,000	409,690
Yoshinoya Holdings Co. Ltd.	396	353,118
Zensho Co. Ltd.(b)	42,900	167,500
Zeon Corp.	66,000	185,887

		54,093,202
NETHERLANDS—2.96%
Aalberts Industries NV	27,687	249,622
Advanced Metallurgical Group NV(a)(b)	4,224	66,953
Arcadis NV	20,856	243,572
BinckBank NV	19,736	148,406
Crucell NV(a)	21,120	242,638
CSM NV	19,899	364,868
Gemalto NV(a)	17,853	493,746
Imtech NV	17,358	261,929
Koninklijke BAM Groep NV	23,496	206,175
Koninklijke Wessanen NV	42,900	262,205
Nutreco Holding NV	7,656	241,831
Oce NV	33,099	151,516
OPG Groep NV	22,077	314,101
Telegraaf Media Groep NV	16,237	306,781
USG People NV	17,655	182,234
VastNed Retail NV	7,428	376,763
Wavin NV	36,993	127,592
Wereldhave NV	6,732	554,703

		4,795,635

NEW ZEALAND—0.34%
Fisher & Paykel Appliances Holdings Ltd.	236,115	185,261
Freightways Ltd.	213,312	365,732

		550,993
NORWAY—2.27%
ABG Sundal Collier Holding ASA	264,000	182,348
Cermaq ASA	23,100	90,242
DNO International ASA(a)	222,882	147,988
Ekornes ASA	49,137	510,916
Fred Olsen Energy ASA	8,646	283,183
Golar LNG Ltd.	19,800	129,408
Marine Harvest ASA(a)	534,072	85,678
Norwegian Property ASA	42,636	63,331
ODIM ASA(a)	9,900	59,851
Revus Energy ASA(a)	19,800	299,991
Schibsted ASA	12,740	150,824
Sevan Marine ASA(a)	39,600	87,644
Songa Offshore ASA(a)	16,800	59,891
SpareBank 1 SMN	46,200	181,171
Stolt-Nielsen SA	14,619	149,834
Subsea 7 Inc.(a)	26,400	207,837
Tandberg ASA	29,502	362,848
TGS-NOPEC Geophysical Co. ASA(a)	33,528	185,763
Tomra Systems ASA	53,658	248,675
Veidekke ASA	51,250	156,821
Wavefield Inseis ASA(a)	26,400	37,332

		3,681,576
PORTUGAL—0.91%
Mota-Engil SGPS SA	108,834	349,848
Portucel Empresa Produtore de Pasta e Papel SA	203,445	433,146
Redes Energeticas Nacionais SA	72,316	234,753
Semapa - Sociedade de Investimento e Gestao SGPS SA	51,843	451,630

		1,469,377
SINGAPORE—1.58%
Banyan Tree Holdings Ltd.	297,000	100,074
Biosensors International Group Ltd.(a)	198,000	30,689
CDL Hospitality Trusts(b)	264,000	117,420
Chartered Semiconductor Manufacturing Ltd.(a)(b)	429,000	65,048
Ezra Holdings Ltd.(b)	66,000	21,349
Indofood Agri Resources Ltd.(a)	66,000	22,461
Metro Holdings Ltd.	1,221,000	320,904
Raffles Education Corp. Ltd.(b)	396,000	148,110
Singapore Petroleum Co. Ltd.	66,000	92,068
Singapore Post Ltd.	1,155,000	548,740
SMRT Corp. Ltd.(b)	594,000	616,457
Suntec REIT	792,000	370,941
Wing Tai Holdings Ltd.	231,000	105,078

		2,559,339
SPAIN—3.17%
Abengoa SA	13,992	201,910
Banco Pastor SA(b)	46,464	382,382
Bolsas y Mercados Espanoles	14,751	356,143
Construcciones y Auxiliar de Ferrocarriles SA	1,254	346,570
Ebro Puleva SA	39,006	503,024
FAES FARMA SA(b)	48,775	249,252
General de Alquiler de Maquinaria SA(a)	13,596	115,338
La Seda de Barcelona SA Class B(a)	244,431	123,980

NH Hoteles SA(b)	36,036	270,060
Obrascon Huarte Lain SA	14,091	175,107
Papeles y Cartones de Europa SA	57,948	274,084
Realia Business SA(b)	72,996	201,786
Tecnicas Reunidas SA	7,887	222,325
Tubacex SA	64,911	228,823
Tubos Reunidos SA	63,822	166,715
Vidrala SA	13,629	284,984
Viscofan SA	44,385	756,998
Zeltia SA(b)	57,024	281,283

		5,140,764
SWEDEN—3.05%
Castellum AB	48,576	320,954
D. Carnegie & Co. AB(b)	23,496	62,399
Elekta AB Class B	30,954	385,215
Eniro AB(b)	143,847	326,654
Fabege AB	47,553	185,467
Hakon Invest AB	19,800	224,179
Hexagon AB Class B	36,300	232,858
Hexpol AB(a)	5,660	23,164
Intrum Justitia AB	26,400	257,414
JM AB	33,000	173,585
Kinnevik Investment AB	45,870	347,212
Kungsleden AB	41,382	193,785
Lindab International AB	19,800	150,511
Meda AB Class A	42,900	272,444
NCC AB Class B	26,400	212,536
Nibe Industrier AB Class B	35,805	191,096
Nobia AB	63,987	137,095
Oriflame Cosmetics SA SDR	9,735	298,503
PA Resources AB(a)	33,000	79,595
Ratos AB Class B	23,001	396,902
RNB RETAIL AND BRANDS AB	113,600	59,172
Trelleborg AB Class B	28,116	164,848
Vostok Gas Ltd. SDR(a)	9,075	108,279
West Siberian Resources Ltd. GDR(a)	330,000	129,977

		4,933,844
SWITZERLAND—4.83%
Bank Sarasin & Compagnie AG Class B Registered	13,200	384,230
Barry Callebaut AG Registered(a)	627	310,266
Basilea Pharmaceutica AG Registered(a)	2,409	324,211
Bucher Industries AG Registered	1,947	208,193
Burckhardt Compression Holding AG	1,320	169,513
Charles Voegele Holding AG Bearer(a)	3,630	130,525
Clariant AG Registered(a)	62,073	380,500
Flughafen Zurich AG Registered	1,122	296,097
Forbo Holding AG Registered(a)	759	185,193
Galenica AG Registered	1,386	415,308
Georg Fischer AG Registered(a)	1,056	234,154
Jelmoli Holding AG Bearer	162	282,933
Kaba Holding AG Class B Registered	1,584	337,671
Kuoni Reisen Holding AG Class B Registered	1,155	336,201
Panalpina Welttransport Holding AG Registered	3,894	175,022
Partners Group Holding AG	5,742	471,925
Petroplus Holdings AG(a)	13,464	353,876
PSP Swiss Property AG Registered(a)	18,348	785,412
Rieter Holding AG Registered	1,683	288,173
Schulthess Group AG Registered	4,983	166,377
Sika AG Bearer	466	363,050
Tecan AG Registered	6,798	302,638
Temenos Group AG Registered(a)	14,784	183,527

Valora Holding AG Registered	1,749	250,809
Verwaltungs-und Privat-Bank AG Bearer	2,706	370,669
Von Roll Holding AG Bearer	21,153	123,146

		7,829,619
UNITED KINGDOM—17.75%
Aberdeen Asset Management PLC	147,279	221,903
Admiral Group PLC	32,637	481,191
Aegis Group PLC	228,261	239,728
Afren PLC(a)	87,912	67,826
Aggreko PLC	57,750	404,264
Amlin PLC	96,459	493,666
Aricom PLC(a)	200,409	38,857
ARM Holdings PLC	268,653	419,969
Arriva PLC	45,936	445,326
Ashtead Group PLC	170,742	117,247
Autonomy Corp. PLC(a)	39,963	631,820
AVEVA Group PLC	22,968	292,431
Babcock International Group PLC	54,252	339,016
Barratt Developments PLC	74,778	93,033
BBA Aviation PLC	142,560	183,697
Bellway PLC	37,356	325,028
Bodycote PLC	99,033	197,616
Bovis Homes Group PLC	45,606	248,697
Bowleven PLC(a)	20,625	35,574
Britvic PLC	80,718	296,706
BSS Group PLC (The)	56,430	206,971
BTG PLC(a)	48,048	99,953
Carillion PLC	142,297	477,076
Cattles PLC	118,272	62,585
Central African Mining & Exploration Co. PLC(a)	367,290	44,805
Charter International PLC	34,881	228,254
Chemring Group PLC	12,309	316,223
Chloride Group PLC	115,665	246,689
Climate Exchange PLC(a)	9,438	147,920
Close Brothers Group PLC	41,514	358,858
COLT Telecom Group SA(a)	81,609	83,401
Cookson Group PLC	49,962	161,856
CSR PLC(a)	33,528	110,377
Dairy Crest Group PLC	45,936	230,085
Dana Petroleum PLC(a)	22,770	367,171
Davis Service Group PLC (The)	56,991	202,583
De La Rue PLC	36,531	526,208
Debenhams PLC	353,166	216,839
Dimension Data Holdings PLC	394,581	189,669
DS Smith PLC	114,708	123,251
DSG International PLC(b)	645,810	336,518
easyJet PLC(a)	41,646	207,252
Electrocomponents PLC	125,994	288,058
Filtrona PLC	141,999	286,220
Forth Ports PLC	18,414	290,681
Galiform PLC	284,724	103,510
GAME Group PLC (The)	110,451	231,107
Go-Ahead Group PLC (The)	12,243	267,052
Greene King PLC	46,200	238,686
Halfords Group PLC	118,008	422,337
Halma PLC	159,456	421,243
Henderson Group PLC	190,839	161,883
Hiscox Ltd.	106,458	420,563
HMV Group PLC	209,055	334,403
Homeserve PLC	15,180	311,494
Hunting PLC	34,056	236,062
IG Group Holdings PLC	70,224	326,210
Imperial Energy Corp. PLC(a)	23,727	324,330
Informa PLC	93,951	319,162

Inmarsat PLC	94,908	645,593
Intermediate Capital Group PLC	20,559	316,569
Interserve PLC	49,038	146,383
Intertek Group PLC	35,805	423,476
JD Wetherspoon PLC	70,785	294,505
JKX Oil & Gas PLC	22,077	54,131
John Wood Group PLC	73,062	283,615
Kesa Electricals PLC	179,157	230,131
Laird PLC	47,520	124,960
Luminar Group Holdings PLC	64,548	160,351
Marston’s PLC	106,227	162,196
Melrose PLC	76,362	109,810
Michael Page International PLC	82,104	265,319
Micro Focus International PLC	25,740	108,756
Misys PLC	128,766	229,379
Morgan Crucible Co. PLC (The)	89,892	155,410
Northgate PLC	36,993	75,910
Northumbrian Water Group PLC	114,279	575,635
Paragon Group of Companies PLC	177,210	132,426
PartyGaming PLC(a)	52,767	102,523
PayPoint PLC	12,441	105,734
Pennon Group PLC	67,419	583,877
Peter Hambro Mining PLC	14,355	47,026
Petrofac Ltd.	49,830	345,803
Premier Farnell PLC	141,108	295,254
Premier Foods PLC	209,088	92,904
Premier Oil PLC(a)	24,222	289,612
Provident Financial PLC	38,214	491,484
Punch Taverns PLC	96,426	245,385
QinetiQ Group PLC	130,713	359,039
Quintain Estates and Development PLC	22,968	31,451
Rank Group PLC(a)	269,148	247,879
Redrow PLC	47,157	157,912
Regal Petroleum PLC(a)	53,064	44,584
Regus PLC	165,198	124,785
Restaurant Group PLC (The)	124,641	253,246
Shaftesbury PLC	48,939	263,511
Sibir Energy PLC(a)	39,270	155,454
SIG PLC	36,135	141,146
Signet Jewelers Ltd.	29,152	284,969
SOCO International PLC(a)	10,659	245,934
Spectris PLC	36,069	290,227
Spirent Communications PLC	145,590	127,028
SSL International PLC	50,292	339,055
Taylor Wimpey PLC	208,692	33,719
Travis Perkins PLC	20,625	97,225
Trinity Mirror PLC	47,025	26,213
Tullett Prebon PLC	57,717	219,852
UK Coal PLC(a)	44,649	69,617
Ultra Electronics Holdings PLC	30,195	536,663
Venture Production PLC	36,366	237,531
VT Group PLC	56,100	452,085
W.H. Smith PLC	63,825	384,399
W.S. Atkins PLC	25,344	217,237
Weir Group PLC (The)	41,580	232,789
Wellstream Holdings PLC	22,968	160,039
Wincanton PLC	57,915	165,630
Yell Group PLC	261,195	258,491

		28,753,007

TOTAL COMMON STOCKS
(Cost: $246,547,080)		160,668,990

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
FKP Property Group(a)(c)	22,210	1

		1

TOTAL RIGHTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.91%

MONEY MARKET FUNDS—3.91%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	20,633	20,633
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	6,309,669	6,309,669

		6,330,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,330,302)		6,330,302

TOTAL INVESTMENTS IN SECURITIES—103.09%
(Cost: $252,877,382)		166,999,293
Other Assets, Less Liabilities—(3.09)%		(5,011,744)

NET ASSETS—100.00%		$161,987,549

GDR	-	Global Depositary Receipts
SDR	-	Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.54%

AUSTRALIA—2.93%
AGL Energy Ltd.	680	$6,267
Alumina Ltd.	1,620	2,266
Amcor Ltd.	1,328	5,082
AMP Ltd.	2,884	10,294
Aristocrat Leisure Ltd.	772	1,935
Asciano Group	1,220	1,690
ASX Ltd.	272	5,366
Australia and New Zealand Banking Group Ltd.	2,812	32,207
AXA Asia Pacific Holdings Ltd.	1,208	3,507
Babcock & Brown Ltd.	380	322
Bendigo and Adelaide Bank Ltd.	580	5,043
BHP Billiton Ltd.	5,180	95,656
BlueScope Steel Ltd.	1,240	3,608
Boral Ltd.	1,424	4,237
Brambles Ltd.	2,160	11,315
Caltex Australia Ltd.	416	2,577
CFS Retail Property Trust	3,732	5,023
Coca-Cola Amatil Ltd.	852	4,525
Cochlear Ltd.	120	4,513
Commonwealth Bank of Australia	1,980	52,644
Computershare Ltd.	896	4,966
CSL Ltd.	848	20,365
Dexus Property Group	4,516	2,220
Fortescue Metals Group Ltd.(a)	1,920	3,737
Foster’s Group Ltd.	3,656	13,797
Goodman Group	2,328	1,436
GPT Group (The)	3,416	1,679
GPT Group (The) Entitlement(b)	3,416	1,679
Harvey Norman Holdings Ltd.	1,284	2,186
Incitec Pivot Ltd.	1,360	3,589
Insurance Australia Group Ltd.	2,624	6,578
James Hardie Industries NV	1,408	3,948
John Fairfax Holdings Ltd.	1,984	2,513
Leighton Holdings Ltd.	216	3,534
Lend Lease Corp. Ltd.	592	2,734
Macquarie Group Ltd.(c)	432	8,379
Macquarie Infrastructure Group	4,188	5,416
Mirvac Group	1,700	1,105
National Australia Bank Ltd.	2,472	39,125
Newcrest Mining Ltd.	712	9,771
OneSteel Ltd.	1,400	3,187
Orica Ltd.	583	7,443
Origin Energy Ltd.	2,756	28,547
OZ Minerals Ltd.	4,832	3,013
Paladin Energy Ltd.(a)	1,240	1,857
Qantas Airways Ltd.	1,576	2,516
QBE Insurance Group Ltd.	1,436	24,159
Rio Tinto Ltd.	432	22,117
Santos Ltd.	1,128	10,039
Sonic Healthcare Ltd.	548	4,957
St. George Bank Ltd.	488	8,918
Stockland Corp. Ltd.	2,348	6,150
Suncorp-Metway Ltd.	1,352	7,145
Tabcorp Holdings Ltd.	1,232	5,568
Tatts Group Ltd.	2,248	3,708

Telstra Corp. Ltd.	6,106	16,597
Toll Holdings Ltd.	860	3,393
Transurban Group	1,656	5,889
Wesfarmers Ltd.	900	12,748
Westfield Group	2,756	29,820
Westpac Banking Corp.	2,816	37,677
Woodside Petroleum Ltd.	780	21,552
Woolworths Ltd.	1,848	33,894
WorleyParsons Ltd.	220	2,170

		699,898
AUSTRIA—0.22%
Andritz AG	132	3,701
Atrium European Real Estate Ltd.(a)	680	3,061
Erste Group Bank AG	340	8,942
Immoeast AG(a)	872	1,039
IMMOFINANZ AG(a)	1,440	1,589
Oesterreichische Elektrizitaetswirtschafts AG Class A	152	7,131
OMV AG	280	8,873
Raiffeisen International Bank Holding AG	68	2,113
Telekom Austria AG	584	7,109
Vienna Insurance Group	53	1,411
voestalpine AG	224	5,397
Wienerberger AG(c)	168	2,748

		53,114
BELGIUM—0.47%
Anheuser-Busch InBev NV	385	15,366
Belgacom SA	332	11,257
Colruyt SA	44	9,820
Compagnie Nationale a Portefeuille SA	64	3,420
Delhaize Group	133	7,400
Dexia SA	1,040	5,381
Fortis	2,148	2,424
Groupe Bruxelles Lambert SA	240	17,379
KBC Ancora SCA	88	2,566
KBC Group NV	216	9,176
Mobistar SA	92	6,061
Solvay SA	152	14,014
UCB SA	109	2,758
Umicore	260	4,603

		111,625
CANADA—4.39%
Agnico-Eagle Mines Ltd.	268	7,331
Agrium Inc.	208	7,898
Alimentation Couche-Tard Inc. Class B	444	5,934
Bank of Montreal	760	26,891
Bank of Nova Scotia	1,504	49,715
Barrick Gold Corp.	1,340	30,374
Biovail Corp.	248	2,113
Bombardier Inc. Class B	2,232	8,536
Brookfield Asset Management Inc. Class A	784	13,606
Brookfield Properties Corp.	380	3,829
CAE Inc.	656	3,815
Cameco Corp.	532	8,633
Canadian Imperial Bank of Commerce	576	25,895
Canadian National Railway Co.	776	33,393
Canadian Natural Resources Ltd.	816	40,818
Canadian Oil Sands Trust	348	9,256
Canadian Pacific Railway Ltd.	236	10,588
Canadian Tire Corp. Ltd. Class A	116	4,370
CGI Group Inc.(a)	696	5,507
Enbridge Inc.	592	20,382
EnCana Corp.	1,140	57,410
Enerplus Resources Fund	204	5,445
Fairfax Financial Holdings Ltd.	28	7,623
Finning International Inc.	328	3,952
First Quantum Minerals Ltd.	108	2,256
Fortis Inc.	296	6,403

Gildan Activewear Inc.(a)	204	4,715
Goldcorp Inc.	1,184	21,950
Great-West Lifeco Inc.	348	7,327
Harvest Energy Trust	372	3,623
Husky Energy Inc.	376	11,195
IGM Financial Inc.	200	5,994
Imperial Oil Ltd.	480	16,838
Inmet Mining Corp.	92	2,047
Ivanhoe Mines Ltd.(a)	724	1,876
Kinross Gold Corp.	1,104	11,395
Loblaw Companies Ltd.	256	6,180
Lundin Mining Corp.(a)	840	1,244
Magna International Inc. Class A	152	5,056
Manulife Financial Corp.	2,332	46,262
MDS Inc.(a)	216	2,237
Methanex Corp.	272	3,063
National Bank of Canada	232	8,627
Nexen Inc.	704	11,082
Niko Resources Ltd.	92	3,995
Nortel Networks Corp.(a)	668	824
NOVA Chemicals Corp.	236	3,038
Onex Corp.	232	3,978
OPTI Canada Inc.(a)	448	1,183
Penn West Energy Trust	640	11,312
Petro-Canada	732	18,146
Potash Corp. of Saskatchewan Inc.	484	40,843
Power Corp. of Canada	484	10,430
Power Financial Corp.	324	8,040
Research In Motion Ltd.(a)	760	38,142
Rogers Communications Inc. Class B	748	21,526
Royal Bank of Canada	1,956	75,354
Saputo Inc.	268	5,555
Shaw Communications Inc. Class B	552	9,584
Sherritt International Corp.	498	1,515
Shoppers Drug Mart Corp.	284	10,838
Silver Wheaton Corp.(a)	184	636
Sino-Forest Corp.(a)	392	3,637
SNC-Lavalin Group Inc.	212	5,522
Sun Life Financial Inc.	836	19,493
Suncor Energy Inc.	1,384	32,954
Talisman Energy Inc.	1,564	15,320
Teck Cominco Ltd. Class B	656	6,474
TELUS Corp.	86	3,011
TELUS Corp. NVS	236	7,628
Thomson Reuters Corp.	372	8,683
Tim Hortons Inc.	404	10,169
TMX Group Inc.	148	3,437
Toronto-Dominion Bank (The)	1,092	51,122
TransAlta Corp.	292	5,812
TransCanada Corp.	912	27,318
Uranium One Inc.(a)	440	369
Yamana Gold Inc.	984	4,654
Yellow Pages Income Fund	608	4,376

		1,047,602
DENMARK—0.43%
Carlsberg A/S Class B	128	5,013
Coloplast A/S Class B	84	6,079
Danisco A/S	108	4,653
Danske Bank A/S	720	10,544
DSV A/S	340	4,053
FLS Industries A/S Class B	84	3,104
Jyske Bank A/S Registered(a)	100	2,946
Novo Nordisk A/S Class B	744	39,526
Novozymes A/S Class B	76	5,332
Sydbank A/S	196	3,004
Topdanmark A/S(a)	56	6,007
Vestas Wind Systems A/S(a)	288	11,696
William Demant Holding A/S(a)	43	1,633

		103,590

FINLAND—0.74%
Elisa OYJ Class A	272	4,060
Fortum OYJ	716	17,441
Kesko OYJ Class B	136	3,156
Kone OYJ Class B	248	5,484
Metso OYJ	212	2,785
Neste Oil OYJ	236	3,699
Nokia OYJ	6,024	93,040
Nokian Renkaat OYJ	200	2,592
Outokumpu OYJ	244	2,506
Rautaruukki OYJ	172	2,781
Sampo OYJ Class A	700	13,820
Stora Enso OYJ Class R	980	9,022
UPM-Kymmene OYJ	876	12,286
Wartsila OYJ Class B	172	4,310

		176,982
FRANCE—5.49%
Accor SA	328	12,621
Aeroports de Paris	76	4,462
Air France-KLM	224	3,191
Alcatel-Lucent(a)	3,552	9,053
ALSTOM	256	12,441
ArcelorMittal	1,440	36,620
Atos Origin SA	144	3,305
AXA	2,408	45,344
BNP Paribas	1,300	92,314
Bouygues SA	332	13,969
Cap Gemini SA	216	6,867
Carrefour SA	1,556	64,954
Casino Guichard-Perrachon SA	76	5,252
Christian Dior SA	64	3,833
CNP Assurances SA	68	5,431
Compagnie de Saint-Gobain SA	436	16,600
Compagnie Generale de Geophysique-Veritas(a)	200	3,173
Compagnie Generale des Etablissements Michelin Class B	228	11,598
Credit Agricole SA	2,669	38,024
Dassault Systemes SA	136	5,575
Electricite de France	200	11,894
Essilor International SA	292	12,982
European Aeronautic Defence and Space Co.	349	5,727
France Telecom SA	2,776	69,346
GDF Suez	1,829	80,374
Gecina SA	24	1,653
Groupe Danone	660	36,355
Hermes International(c)	108	13,832
Icade	52	3,089
Klepierre	152	3,454
Lafarge SA	232	15,096
Lagardere SCA	208	8,176
L’Air Liquide SA	418	35,675
L’Oreal SA	384	28,736
LVMH Moet Hennessy Louis Vuitton SA	376	24,729
Natixis	847	1,837
Neopost SA	76	6,303
Pernod Ricard SA	264	16,999
PPR SA	124	7,799
PSA Peugeot Citroen SA	240	6,329
Publicis Groupe SA	1,072	23,993
Renault SA	288	8,714
Safran SA	416	5,222
Sanofi-Aventis	1,564	98,031
Schneider Electric SA	356	21,082
SCOR SE	300	4,850
SES SA	156	2,777
Societe Generale	628	33,585
Societe Television Francaise 1	288	3,648
Sodexo	164	7,801

STMicroelectronics NV	1,064	8,628
Suez Environnement SA(a)	553	10,518
Technip SA(c)	148	4,363
Thales SA	148	5,874
Total SA	3,264	177,208
Unibail-Rodamco	108	16,023
Valeo SA	168	2,895
Vallourec SA	76	8,384
Veolia Environnement	532	12,959
Vinci SA	616	21,864
Vivendi	1,808	46,781

		1,310,212
GERMANY—4.21%
Adidas AG	284	9,914
Allianz SE Registered	700	51,501
BASF SE	1,488	49,190
Bayer AG	1,108	60,640
Bayerische Motoren Werke AG	320	8,162
Beiersdorf AG	124	6,462
Celesio AG	136	3,997
Commerzbank AG	1,076	11,502
Daimler AG Registered	1,440	48,955
Deutsche Bank AG Registered	780	29,118
Deutsche Boerse AG	304	23,896
Deutsche Lufthansa AG Registered	300	4,162
Deutsche Post AG Registered	1,164	12,767
Deutsche Postbank AG	164	3,309
Deutsche Telekom AG Registered	4,452	65,373
E.ON AG	2,892	108,769
Fresenius Medical Care AG & Co. KGaA	288	12,877
GEA Group AG	344	4,942
Hamburger Hafen und Logistik AG	32	1,087
Hannover Rueckversicherung AG	80	1,994
Henkel AG & Co. KGaA	156	3,806
Hochtief AG	60	1,843
Hypo Real Estate Holding AG	284	1,865
Infineon Technologies AG(a)	1,136	3,536
IVG Immobilien AG	208	1,369
K+S AG	224	8,714
Linde AG	184	15,192
MAN AG	172	8,447
Merck KGaA	100	8,823
METRO AG	400	12,721
Muenchener Rueckversicherungs-Gesellschaft AG Registered	316	41,232
Q-Cells AG(a)	76	2,939
Rheinmetall AG	100	3,053
RWE AG	676	55,538
Salzgitter AG	68	4,411
SAP AG	1,856	64,968
Siemens AG Registered	1,316	77,530
SolarWorld AG	132	3,271
ThyssenKrupp AG	564	10,735
TUI AG	484	5,855
Volkswagen AG	240	152,014

		1,006,479
GREECE—0.09%
Hellenic Telecommunications Organization SA SP ADR	836	6,069
National Bank of Greece SA ADR	3,209	14,023

		20,092
HONG KONG—1.04%
Bank of East Asia Ltd.	2,400	4,676
BOC Hong Kong (Holdings) Ltd.	6,000	6,642
Cheung Kong (Holdings) Ltd.	4,000	37,443
CLP Holdings Ltd.	2,000	13,419
Esprit Holdings Ltd.	2,000	11,096
Foxconn International Holdings Ltd.(a)	4,000	1,419

Hang Lung Properties Ltd.	4,000	9,496
Hang Seng Bank Ltd.	1,200	14,709
Hong Kong and China Gas Co. Ltd. (The)	4,200	7,251
Hong Kong Exchanges and Clearing Ltd.	2,000	19,547
Hongkong Electric Holdings Ltd.	2,000	10,645
Hutchison Whampoa Ltd.	4,000	21,160
Kerry Properties Ltd.	2,000	4,872
Kingboard Chemical Holdings Co. Ltd.	2,000	3,866
Link REIT (The)	4,000	6,916
MTR Corp. Ltd.	4,000	8,670
New World Development Co. Ltd.	4,000	3,220
Noble Group Ltd.	4,400	3,084
Pacific Basin Shipping Ltd.	8,000	4,098
Sun Hung Kai Properties Ltd.	4,000	33,804
Swire Pacific Ltd. Class A	2,000	13,806
Wharf Holdings Ltd. (The)	4,000	7,741

		247,580
IRELAND—0.20%
Allied Irish Banks PLC	1,628	8,691
Anglo Irish Bank Corp. PLC	936	2,967
Bank of Ireland	1,828	5,331
CRH PLC	932	20,446
Elan Corp. PLC(a)	716	5,311
Kerry Group PLC Class A	268	5,947

		48,693
ITALY—1.78%
Alleanza Assicurazioni SpA	600	3,956
Assicurazioni Generali SpA	2,252	56,142
Atlantia SpA	341	6,188
Autogrill SpA	452	3,579
Banca Carige SpA	1,884	3,980
Banca Monte dei Paschi di Siena SpA	3,848	7,368
Banca Popolare di Milano Scrl	1,216	7,016
Banco Popolare SpA	1,016	12,484
Enel SpA	6,596	43,660
Eni SpA	3,960	93,048
Fiat SpA	1,136	8,881
Finmeccanica SpA	512	6,285
Fondiaria-Sai SpA	184	3,411
IFIL Investments SpA	804	2,447
Intesa Sanpaolo SpA	11,912	42,936
Lottomatica SpA	117	2,708
Luxottica Group SpA	248	4,950
Mediaset SpA	1,108	5,964
Mediobanca SpA	860	9,684
Parmalat SpA	2,624	4,558
Pirelli & C. SpA	6,676	2,328
Prysmian SpA	316	3,787
Saipem SpA	197	3,650
Snam Rete Gas SpA	1,224	6,150
Telecom Italia SpA	16,220	18,408
Terna SpA	2,912	9,324
UniCredito SpA	14,884	35,652
Unione di Banche Italiane ScpA	948	15,784

		424,328
NETHERLANDS—1.24%
Aegon NV	2,256	9,077
Akzo Nobel NV	432	17,762
ASML Holding NV	632	10,899
Corio NV	92	4,874
Fugro NV CVA	104	3,665
Heineken NV	372	12,420
ING Groep NV	3,864	35,450
Koninklijke Ahold NV	1,960	20,795
Koninklijke DSM NV	252	6,937
Koninklijke KPN NV	2,884	40,173
Koninklijke Philips Electronics NV	1,748	31,808

Reed Elsevier NV	1,028	13,604
SBM Offshore NV	232	4,026
TNT NV	632	13,063
TomTom NV(a)	92	694
Unilever NV	2,636	62,974
Wolters Kluwer NV	484	8,482

		296,703
NORWAY—0.38%
Acergy SA	372	2,448
Aker Solutions ASA	292	1,581
DnB NOR ASA	1,224	7,000
Norsk Hydro ASA	1,172	4,874
Orkla ASA	1,300	8,593
Petroleum Geo-Services ASA(a)	288	1,418
Renewable Energy Corp. ASA(a)	284	2,653
Seadrill Ltd.	380	3,612
StatoilHydro ASA	2,104	40,879
Storebrand ASA	712	1,660
Telenor ASA	1,500	8,890
Yara International ASA	296	6,123

		89,731
PORTUGAL—0.20%
Banco BPI SA Registered	1,708	3,509
Banco Comercial Portugues SA Registered	3,617	4,187
Banco Espirito Santo SA Registered	556	5,288
BRISA - Auto-estradas de Portugal SA	705	5,380
CIMPOR - Cimentos de Portugal SGPS SA	275	1,256
Energias de Portugal SA	3,680	12,534
Portugal Telecom SGPS SA Registered	1,736	11,321
Sonae SGPS SA	1,675	1,019
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	391	1,983

		46,477
SINGAPORE—0.46%
CapitaLand Ltd.	4,000	7,682
CapitaMall Trust Management Ltd.	4,000	5,122
ComfortDelGro Corp. Ltd.	8,000	6,416
Neptune Orient Lines Ltd.	4,000	3,262
Oversea-Chinese Banking Corp.	4,000	13,208
SembCorp Marine Ltd.	4,000	4,798
Singapore Press Holdings Ltd.	4,000	8,626
Singapore Technologies Engineering Ltd.	4,000	6,200
Singapore Telecommunications Ltd.	12,000	19,651
United Overseas Bank Ltd.	4,000	35,097

		110,062
SPAIN—2.04%
Abertis Infraestructuras SA	445	7,556
Acciona SA	44	4,115
Acerinox SA	316	3,915
Actividades de Construcciones y Servicios SA	396	14,542
Banco Bilbao Vizcaya Argentaria SA	6,020	68,627
Banco de Sabadell SA	1,492	10,065
Banco Popular Espanol SA	1,372	12,300
Banco Santander SA	9,636	102,272
Bankinter SA	396	4,208
Cintra Concesiones de Infraestructuras de Transporte SA	492	4,323
Criteria CaixaCorp SA	396	1,265
Enagas SA	88	1,699
Gamesa Corporacion Tecnologica SA	308	4,980
Gas Natural SDG SA	192	5,848
Gestevision Telecinco SA	144	1,143
Grupo Ferrovial SA	104	3,168
Iberdrola SA	5,784	41,293
Indra Sistemas SA	296	5,698
Industria de Diseno Textil SA	352	11,766
Mapfre SA	1,820	5,723

Red Electrica Corporacion SA	176	7,637
Repsol YPF SA	1,336	25,141
Sacyr Vallehermoso SA	180	1,643
Sacyr Vallehermoso SA Temporary(b)	12	110
Telefonica SA	6,684	122,219
Union Fenosa SA	540	11,367
Zardoya Otis SA	263	4,936

		487,559
SWEDEN—0.93%
Alfa Laval AB	592	4,158
Assa Abloy AB Class B	460	5,046
Atlas Copco AB Class A	964	7,854
Atlas Copco AB Class B	556	4,066
Boliden AB	572	1,358
Electrolux AB Class B	448	4,009
Getinge AB Class B	300	4,138
Hennes & Mauritz AB Class B	716	25,353
Husqvarna AB Class B	344	2,350
Investor AB Class B	388	5,700
Lundin Petroleum AB(a)	740	3,446
Millicom International Cellular SA SDR	68	2,451
Modern Times Group MTG AB Class B	120	2,540
Nordea Bank AB	3,116	24,386
Sandvik AB	1,420	9,018
Scania AB Class B	544	4,362
Securitas AB Class B	564	5,318
Skandinaviska Enskilda Banken AB Class A	688	6,554
Skanska AB Class B	700	6,017
SKF AB Class B	520	4,653
SSAB Svenskt Stal AB Class A	304	3,013
Svenska Cellulosa AB Class B	796	5,796
Svenska Handelsbanken AB Class A	720	12,886
Swedbank AB Class A	260	2,076
Swedish Match AB	348	4,721
Tele2 AB Class B	424	3,563
Telefonaktiebolaget LM Ericsson AB Class B	5,017	34,758
TeliaSonera AB	3,364	14,588
Volvo AB Class B	1,668	8,517

		222,695
SWITZERLAND—4.27%
ABB Ltd. Registered(a)	3,312	42,391
Actelion Ltd. Registered(a)	172	8,982
Adecco SA Registered	204	7,010
Baloise Holding Registered	72	3,800
Compagnie Financiere Richemont SA Class A Bearer Units	760	15,863
Credit Suisse Group AG Registered	1,624	60,369
Geberit AG Registered	64	6,575
Givaudan SA Registered	12	8,106
Holcim Ltd. Registered	328	18,463
Julius Baer Holding AG Registered	272	10,484
Kuehne & Nagel International AG Registered	108	6,458
Lindt & Spruengli AG Participation Certificates	4	8,534
Logitech International SA Registered(a)	268	3,965
Lonza Group AG Registered	76	6,246
Nestle SA Registered	5,960	229,613
Nobel Biocare Holding AG Registered	180	3,053
Novartis AG Registered	3,544	177,192
OC Oerlikon Corp. AG Registered(a)	20	1,529
Pargesa Holding SA Bearer	72	5,455
Roche Holding AG Genusschein	1,072	162,262
Schindler Holding AG Participation Certificates	124	5,308
SGS SA Registered	8	7,801
Sonova Holding AG Registered	72	2,959
Sulzer AG Registered	80	4,657
Swatch Group AG (The) Bearer	48	7,397
Swatch Group AG (The) Registered	140	3,955
Swiss Life Holding AG Registered(a)	52	4,630

Swiss Reinsurance Co. Registered	540	22,080
Swisscom AG Registered	24	7,253
Syngenta AG Registered	160	29,588
Synthes Inc.	92	11,759
UBS AG Registered(a)	4,974	82,400
Zurich Financial Services AG Registered	224	44,683

		1,020,820
UNITED KINGDOM—10.76%
AMEC PLC	524	4,377
Anglo American PLC	2,028	50,200
Antofagasta PLC	500	3,066
Associated British Foods PLC	460	5,169
AstraZeneca PLC	2,256	95,867
Aviva PLC	3,924	23,332
BAE Systems PLC	5,376	30,293
Balfour Beatty PLC	796	3,202
Banco Santander SA	190	2,060
Barclays PLC(d)	12,629	36,505
BG Group PLC	5,028	74,172
BHP Billiton PLC	3,492	59,412
BP PLC	28,768	235,779
British Airways PLC	1,180	2,595
British American Tobacco PLC	2,284	62,736
British Energy Group PLC	1,604	19,178
British Land Co. PLC	836	8,321
British Sky Broadcasting Group PLC	1,788	10,935
BT Group PLC	12,044	22,399
Bunzl PLC	584	5,879
Burberry Group PLC	676	3,004
Cadbury PLC	2,001	18,364
Cairn Energy PLC(a)	168	4,354
Capita Group PLC	832	8,577
Carnival PLC	280	6,130
Carphone Warehouse Group PLC (The)	1,108	2,399
Centrica PLC	5,532	27,217
Cobham PLC	1,964	5,966
Compass Group PLC	3,072	14,283
Daily Mail & General Trust PLC Class A NVS	744	3,498
Diageo PLC	3,840	59,005
Enterprise Inns PLC	852	1,335
Eurasian Natural Resources Corp.	493	2,463
Experian PLC	1,480	8,166
FirstGroup PLC	628	4,142
Friends Provident PLC	2,696	3,049
G4S PLC	1,796	5,432
GKN PLC	1,248	2,395
GlaxoSmithKline PLC	8,560	165,555
Hammerson PLC	480	5,506
Hays PLC	3,444	3,798
HBOS PLC	7,860	12,611
Home Retail Group PLC	1,336	4,247
HSBC Holdings PLC	18,068	222,453
ICAP PLC	828	4,107
Imperial Tobacco Group PLC	1,333	35,861
Inchcape PLC	988	1,261
InterContinental Hotels Group PLC	488	4,151
International Power PLC	2,272	8,131
Invensys PLC(a)	1,612	4,021
Investec PLC	760	2,886
ITV PLC	6,276	3,017
J Sainsbury PLC	2,372	10,827
Johnson Matthey PLC	308	4,638
Kazakhmys PLC	292	1,347
Kingfisher PLC	3,684	6,786
Ladbrokes PLC	1,240	3,161
Land Securities Group PLC	748	13,186
Legal & General Group PLC	9,424	10,857
Liberty International PLC	420	4,662
Lloyds TSB Group PLC	8,604	27,498

Logica PLC	3,192	3,546
London Stock Exchange Group PLC	252	2,274
Lonmin PLC	120	2,224
Man Group PLC	2,540	14,610
Marks & Spencer Group PLC	2,616	9,257
Meggitt PLC	1,268	2,781
Mondi PLC	904	3,279
National Express Group PLC	356	3,279
National Grid PLC	3,924	44,603
Next PLC	320	5,450
Old Mutual PLC	7,900	6,395
Pearson PLC	1,268	12,457
Persimmon PLC	500	2,424
Prudential PLC	3,708	18,872
Reckitt Benckiser PLC	904	38,123
Reed Elsevier PLC	1,676	14,759
Rentokil Initial PLC	2,644	1,922
Rexam PLC	1,384	8,347
Rio Tinto PLC	1,508	69,783
Rolls-Royce Group PLC(a)	2,804	14,781
Rolls-Royce Group PLC Class C(b)	160,388	259
Royal Bank of Scotland Group PLC	22,030	24,027
Royal Dutch Shell PLC Class A	5,488	150,477
Royal Dutch Shell PLC Class B	4,172	111,832
SABMiller PLC	1,352	21,484
Sage Group PLC	1,824	5,099
Schroders PLC	284	3,630
Scottish & Southern Energy PLC	1,288	25,264
SEGRO PLC	848	3,843
Serco Group PLC	840	5,015
Severn Trent PLC	328	7,261
Shire PLC	424	5,611
Smith & Nephew PLC	1,384	12,724
Smiths Group PLC	468	6,038
Stagecoach Group PLC	1,568	4,687
Standard Chartered PLC	1,681	27,568
Standard Life PLC	3,044	11,743
Tate & Lyle PLC	880	5,236
Tesco PLC	11,956	65,565
Thomas Cook Group PLC	1,588	4,311
Thomson Reuters PLC	313	5,426
3i Group PLC	648	5,654
Tomkins PLC	1,952	3,611
TUI Travel PLC	1,492	4,542
Tullow Oil PLC	1,084	9,178
Unilever PLC	1,980	44,661
United Business Media Ltd.	636	4,128
United Utilities Group PLC	947	10,703
Vedanta Resources PLC	172	2,362
Vodafone Group PLC	81,384	156,612
Whitbread PLC	296	4,273
William Hill PLC	768	2,370
Wm Morrison Supermarkets PLC	1,904	8,114
Wolseley PLC	1,116	6,095
WPP Group PLC	1,704	10,325
Xstrata PLC	960	16,364

		2,571,081
UNITED STATES—57.27%
Abbott Laboratories	2,344	129,272
Abercrombie & Fitch Co. Class A	136	3,939
Accenture Ltd.	868	28,687
ACE Ltd.	484	27,762
Activision Blizzard Inc.(a)	856	10,666
Adobe Systems Inc.(a)	892	23,763
Advance Auto Parts Inc.	400	12,480
Advanced Micro Devices Inc.(a)	884	3,094
AES Corp. (The)(a)	1,024	8,161
Aetna Inc.	776	19,299
Affiliated Computer Services Inc. Class A(a)	180	7,380

Aflac Inc.	716	31,704
Agilent Technologies Inc.(a)	604	13,403
Air Products and Chemicals Inc.	332	19,299
AK Steel Holding Corp.	124	1,726
Akamai Technologies Inc.(a)	240	3,451
Alcoa Inc.	1,332	15,331
Allegheny Energy Inc.	128	3,859
Allegheny Technologies Inc.	144	3,822
Allergan Inc.	312	12,377
Alliance Data Systems Corp.(a)	112	5,618
Alliant Energy Corp.	188	5,523
Allied Capital Corp.	332	2,424
Allstate Corp. (The)	840	22,168
Altera Corp.	524	9,091
Altria Group Inc.	3,188	61,178
Amazon.com Inc.(a)(c)	472	27,017
AMB Property Corp.	152	3,653
Ameren Corp.	352	11,422
American Capital Ltd.(c)	308	4,327
American Eagle Outfitters Inc.	360	4,003
American Electric Power Co. Inc.	600	19,578
American Express Co.	1,648	45,320
American International Group Inc.	3,304	6,311
American Tower Corp. Class A(a)	616	19,903
Ameriprise Financial Inc.	368	7,949
AmerisourceBergen Corp.	272	8,505
Amgen Inc.(a)	1,652	98,938
Amphenol Corp. Class A	240	6,876
Amylin Pharmaceuticals Inc.(a)(c)	208	2,124
Anadarko Petroleum Corp.	696	24,569
Analog Devices Inc.	468	9,996
Anheuser-Busch Companies Inc.	1,080	66,992
Annaly Capital Management Inc.	808	11,231
Aon Corp.	400	16,920
Apache Corp.	500	41,165
Apollo Group Inc. Class A(a)	224	15,570
Apple Inc.(a)	1,344	144,601
Applied Biosystems Inc.	272	8,386
Applied Materials Inc.	2,088	26,956
Arch Coal Inc.	216	4,625
Archer-Daniels-Midland Co.	884	18,325
Arrow Electronics Inc.(a)	208	3,630
Associated Banc-Corp.	140	3,088
AT&T Inc.	9,216	246,712
Autodesk Inc.(a)	348	7,416
Automatic Data Processing Inc.	772	26,981
AutoZone Inc.(a)	68	8,656
AvalonBay Communities Inc.	124	8,806
Avery Dennison Corp.	152	5,323
Avnet Inc.(a)	228	3,817
Avon Products Inc.	656	16,288
Baker Hughes Inc.	480	16,776
Bank of America Corp.	7,332	177,214
Bank of New York Mellon Corp. (The)	1,748	56,985
Barr Pharmaceuticals Inc.(a)	156	10,025
Baxter International Inc.	984	59,522
BB&T Corp.	828	29,684
Beckman Coulter Inc.	116	5,791
Becton, Dickinson and Co.	360	24,984
Bed Bath & Beyond Inc.(a)	392	10,102
Berkshire Hathaway Inc. Class B(a)	11	42,240
Best Buy Co. Inc.	620	16,622
Biogen Idec Inc.(a)	440	18,722
BJ Services Co.	420	5,397
Black & Decker Corp. (The)	100	5,062
BMC Software Inc.(a)	296	7,643
Boeing Co. (The)	1,136	59,379
Boston Properties Inc.	188	13,325
Boston Scientific Corp.(a)	2,048	18,493
Bristol-Myers Squibb Co.	3,008	61,814

Broadcom Corp. Class A(a)	716	12,229
Brown-Forman Corp. Class B	140	6,356
Bunge Ltd.	200	7,682
Burlington Northern Santa Fe Corp.	540	48,092
C.H. Robinson Worldwide Inc.	152	7,871
C.R. Bard Inc.	144	12,708
CA Inc.	600	10,680
Cablevision Systems Corp.	364	6,454
Cabot Oil & Gas Corp.	72	2,021
Cadence Design Systems Inc.(a)	472	1,921
Camden Property Trust	156	5,259
Cameron International Corp.(a)	312	7,569
Campbell Soup Co.	324	12,296
Capital One Financial Corp.	656	25,663
Cardinal Health Inc.	556	21,239
CarMax Inc.(a)	364	3,866
Carnival Corp.	692	17,577
Caterpillar Inc.	972	37,101
CB Richard Ellis Group Inc. Class A(a)	400	2,804
CBS Corp. Class B	1,020	9,904
Celanese Corp. Class A	212	2,938
Celgene Corp.(a)	648	41,640
CenterPoint Energy Inc.	476	5,483
Centex Corp.	320	3,920
Cephalon Inc.(a)(c)	104	7,459
CF Industries Holdings Inc.	32	2,054
Charles River Laboratories International Inc.(a)	128	4,586
Charles Schwab Corp. (The)	1,516	28,986
Chesapeake Energy Corp.	788	17,312
Chevron Corp.	3,224	240,510
Chubb Corp.	576	29,848
CIGNA Corp.	424	6,911
Cimarex Energy Co.	200	8,092
Cincinnati Financial Corp.	200	5,198
Cintas Corp.	240	5,688
Cisco Systems Inc.(a)	9,180	163,129
Citigroup Inc.	7,804	106,525
Citrix Systems Inc.(a)	276	7,112
Cliffs Natural Resources Inc.	76	2,051
Clorox Co. (The)	180	10,946
CME Group Inc.	101	28,497
Coach Inc.(a)	572	11,783
Coca-Cola Co. (The)	3,136	138,172
Coca-Cola Enterprises Inc.	312	3,136
Cognizant Technology Solutions Corp.(a)	440	8,448
Colgate-Palmolive Co.	500	31,380
Comcast Corp. Class A	3,048	48,036
Comcast Corp. Class A Special	1,596	24,610
Comerica Inc.	340	9,381
Computer Sciences Corp.(a)	248	7,480
ConAgra Foods Inc.	728	12,682
ConocoPhillips	2,120	110,282
CONSOL Energy Inc.	276	8,664
Consolidated Edison Inc.	392	16,981
Constellation Brands Inc. Class A(a)	324	4,063
Constellation Energy Group Inc.	268	6,488
Cooper Industries Ltd.	308	9,533
Corning Inc.	2,396	25,949
Costco Wholesale Corp.	668	38,083
Covance Inc.(a)	96	4,800
Coventry Health Care Inc.(a)	232	3,060
Covidien Ltd.	752	33,306
Crown Castle International Corp.(a)	404	8,553
CSX Corp.	672	30,724
Cummins Inc.	304	7,858
CVS Caremark Corp.	2,252	69,024
D.R. Horton Inc.(c)	568	4,192
Danaher Corp.	352	20,852
Darden Restaurants Inc.	216	4,789
DaVita Inc.(a)	156	8,853

Dean Foods Co.(a)	308	6,733
Deere & Co.	680	26,221
Dell Inc.(a)	3,280	39,852
Denbury Resources Inc.(a)	400	5,084
DENTSPLY International Inc.	192	5,833
Developers Diversified Realty Corp.	200	2,634
Devon Energy Corp.	640	51,750
Diamond Offshore Drilling Inc.	100	8,880
DIRECTV Group Inc. (The)(a)(c)	1,124	24,604
Discover Financial Services LLC	676	8,281
Discovery Communications Inc. Class A(a)	250	3,410
Discovery Communications Inc. Class C(a)	250	3,330
Dish Network Corp. Class A(a)	147	2,314
Dominion Resources Inc.	876	31,781
Dover Corp.	296	9,404
Dow Chemical Co. (The)	1,468	39,152
Dr. Pepper Snapple Group Inc.(a)	385	8,816
DST Systems Inc.(a)(c)	92	3,733
DTE Energy Co.	336	11,861
Duke Energy Corp.	1,932	31,646
Duke Realty Corp.	292	4,120
Dun & Bradstreet Corp. (The)	88	6,485
Dynegy Inc. Class A(a)	976	3,553
E.I. du Pont de Nemours and Co.	1,420	45,440
Eastman Chemical Co.	132	5,331
Eastman Kodak Co.	428	3,929
Eaton Corp.	216	9,634
eBay Inc.(a)	1,648	25,165
Ecolab Inc.	264	9,837
Edison International	464	16,514
El Paso Corp.	1,068	10,360
Electronic Arts Inc.(a)	472	10,752
Eli Lilly and Co.	1,556	52,624
Embarq Corp.	220	6,600
EMC Corp.(a)	3,184	37,507
Emerson Electric Co.	1,276	41,763
Energizer Holdings Inc.(a)	80	3,909
ENSCO International Inc.	212	8,058
Entergy Corp.	292	22,791
EOG Resources Inc.	368	29,779
Equifax Inc.	212	5,529
Equitable Resources Inc.	216	7,497
Equity Residential	432	15,090
Estee Lauder Companies Inc. (The) Class A	188	6,776
Everest Re Group Ltd.	124	9,263
Exelon Corp.	1,020	55,325
Expedia Inc.(a)	400	3,804
Expeditors International Washington Inc.	276	9,011
Express Scripts Inc.(a)	336	20,365
Exterran Holdings Inc.(a)	100	2,241
Exxon Mobil Corp.	8,276	613,417
Family Dollar Stores Inc.(c)	380	10,226
Fastenal Co.	212	8,535
Federal National Mortgage Association	1,865	1,772
Federal Realty Investment Trust	92	5,637
FedEx Corp.	440	28,763
Fidelity National Financial Inc.	472	4,253
Fidelity National Information Services Inc.	264	3,984
Fifth Third Bancorp	732	7,942
First American Corp.	224	4,572
First Solar Inc.(a)	60	8,622
FirstEnergy Corp.	460	23,994
Fiserv Inc.(a)	208	6,939
Flextronics International Ltd.(a)	1,268	5,300
Fluor Corp.	256	10,222
FMC Technologies Inc.(a)	184	6,438
Ford Motor Co.(a)(c)	2,624	5,747
Forest City Enterprises Inc. Class A	164	1,950
Forest Laboratories Inc.(a)	364	8,456
Fortune Brands Inc.	216	8,238

Foster Wheeler Ltd.(a)	212	5,809
FPL Group Inc.	576	27,210
Franklin Resources Inc.	268	18,224
Freeport-McMoRan Copper & Gold Inc.	584	16,994
GameStop Corp. Class A(a)	400	10,956
Gannett Co. Inc.	380	4,180
Gap Inc. (The)	876	11,335
Garmin Ltd.(a)(c)	184	4,131
Genentech Inc.(a)	724	60,049
General Dynamics Corp.	524	31,608
General Electric Co.	15,484	302,093
General Growth Properties Inc.	348	1,441
General Mills Inc.	472	31,973
General Motors Corp.(c)	704	4,069
Genuine Parts Co.	292	11,490
Genworth Financial Inc. Class A	644	3,117
Genzyme Corp.(a)	400	29,152
Gilead Sciences Inc.(a)	1,408	64,557
Goldman Sachs Group Inc. (The)	560	51,800
Goodrich Corp.	108	3,948
Goodyear Tire & Rubber Co. (The)(a)	300	2,676
Google Inc. Class A(a)	364	130,807
H&R Block Inc.	464	9,150
H.J. Heinz Co.	448	19,631
Halliburton Co.	1,340	26,519
Hansen Natural Corp.(a)	120	3,038
Harley-Davidson Inc.	380	9,302
Harris Corp.	128	4,602
Harsco Corp.	128	3,030
Hartford Financial Services Group Inc. (The)	476	4,912
Hasbro Inc.	300	8,721
HCP Inc.	328	9,817
Health Net Inc.(a)	164	2,112
Helmerich & Payne Inc.	168	5,764
Hershey Co. (The)	212	7,895
Hess Corp.	432	26,011
Hewlett-Packard Co.	3,972	152,048
Hologic Inc.(a)	240	2,938
Home Depot Inc.	2,576	60,768
Honeywell International Inc.	1,084	33,008
Hospira Inc.(a)	236	6,566
Hudson City Bancorp Inc.	712	13,393
Humana Inc.(a)	132	3,906
Huntington Bancshares Inc.	900	8,505
Huntsman Corp.	328	3,313
Illinois Tool Works Inc.	704	23,507
IMS Health Inc.	352	5,048
Ingersoll-Rand Co. Ltd. Class A	493	9,096
Intel Corp.	8,844	141,504
IntercontinentalExchange Inc.(a)	88	7,529
International Business Machines Corp.	2,108	195,981
International Flavors & Fragrances Inc.	164	5,228
International Game Technology Inc.	508	7,112
International Paper Co.	612	10,539
Interpublic Group of Companies Inc. (The)(a)	892	4,629
Intersil Corp. Class A	300	4,107
Intuit Inc.(a)	472	11,828
Intuitive Surgical Inc.(a)	56	9,676
Invesco Ltd.	666	9,930
Invitrogen Corp.(a)	168	4,837
Iron Mountain Inc.(a)	252	6,119
ITT Industries Inc.	240	10,680
J.C. Penney Co. Inc.	328	7,846
Jacobs Engineering Group Inc.(a)	176	6,412
Janus Capital Group Inc.	280	3,287
JDS Uniphase Corp.(a)	576	3,145
Johnson & Johnson	4,392	269,405
Johnson Controls Inc.	916	16,241
Joy Global Inc.	400	11,592
JPMorgan Chase & Co.	5,448	224,730

Juniper Networks Inc.(a)	744	13,943
KBR Inc.	80	1,187
Kellogg Co.	380	19,160
KeyCorp	828	10,126
Kimberly-Clark Corp.	620	38,000
Kimco Realty Corp.	360	8,129
KLA-Tencor Corp.	288	6,696
Kohl’s Corp.(a)	472	16,581
Kraft Foods Inc.	2,396	69,819
Kroger Co. (The)	1,028	28,229
L-3 Communications Holdings Inc.	192	15,585
Laboratory Corp. of America Holdings(a)	172	10,576
Lam Research Corp.(a)	192	4,293
Lamar Advertising Co. Class A(a)(c)	156	2,366
Las Vegas Sands Corp.(a)(c)	160	2,270
Legg Mason Inc.	212	4,704
Leggett & Platt Inc.	396	6,875
Leucadia National Corp.	256	6,871
Level 3 Communications Inc.(a)(c)	2,336	2,453
Lexmark International Inc. Class A(a)	228	5,889
Liberty Global Inc. Series A(a)	284	4,683
Liberty Global Inc. Series C(a)	400	6,464
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	356	5,732
Liberty Media Corp. - Liberty Interactive Group Series A(a)	944	4,607
Limited Brands Inc.	552	6,613
Lincoln National Corp.	388	6,689
Linear Technology Corp.	324	7,348
Lockheed Martin Corp.	536	45,587
Loews Corp.	320	10,627
Lorillard Inc.	196	12,909
Lowe’s Companies Inc.	2,272	49,302
LSI Corp.(a)	1,416	5,452
M&T Bank Corp.(c)	140	11,354
Macerich Co. (The)	112	3,295
Macy’s Inc.	672	8,259
Manpower Inc.	128	3,985
Marathon Oil Corp.	1,084	31,544
Marriott International Inc. Class A	524	10,936
Marsh & McLennan Companies Inc.	820	24,042
Marshall & Ilsley Corp.	500	9,015
Martin Marietta Materials Inc.(c)	60	4,703
Marvell Technology Group Ltd.(a)	764	5,317
Masco Corp.	600	6,090
MasterCard Inc. Class A	104	15,373
Mattel Inc.	596	8,952
McAfee Inc.(a)	240	7,812
McCormick & Co. Inc. NVS	208	7,001
McDermott International Inc.(a)	344	5,893
McDonald’s Corp.	1,828	105,896
McGraw-Hill Companies Inc. (The)	528	14,172
McKesson Corp.	452	16,629
MeadWestvaco Corp.	264	3,704
Medco Health Solutions Inc.(a)	824	31,271
Medtronic Inc.	1,728	69,690
MEMC Electronic Materials Inc.(a)	400	7,352
Merck & Co. Inc.	3,292	101,887
Merrill Lynch & Co. Inc.	2,324	43,203
MetLife Inc.	1,096	36,409
MGM MIRAGE(a)(c)	212	3,489
Microchip Technology Inc.	332	8,177
Micron Technology Inc.(a)	1,156	5,445
Microsoft Corp.	12,760	284,931
Millipore Corp.(a)	104	5,397
Mirant Corp.(a)	412	7,218
Mohawk Industries Inc.(a)	104	5,032
Molson Coors Brewing Co. Class B	148	5,529
Monsanto Co.	832	74,031
Monster Worldwide Inc.(a)	236	3,361
Moody’s Corp.	360	9,216

Morgan Stanley	1,422	24,842
Mosaic Co. (The)	400	15,764
Motorola Inc.	3,464	18,602
Murphy Oil Corp.	208	10,533
Nabors Industries Ltd.(a)	404	5,810
NASDAQ OMX Group Inc. (The)(a)	208	6,752
National City Corp.	924	2,495
National Oilwell Varco Inc.(a)	621	18,562
National Semiconductor Corp.	416	5,479
NetApp Inc.(a)	556	7,523
New York Community Bancorp Inc.	444	6,953
Newell Rubbermaid Inc.	388	5,335
Newfield Exploration Co.(a)	192	4,412
Newmont Mining Corp.	696	18,333
News Corp. Class A	2,828	30,090
News Corp. Class B	744	7,901
NII Holdings Inc. Class B(a)	264	6,801
Nike Inc. Class B	560	32,273
NiSource Inc.	692	8,968
Noble Corp.	392	12,626
Noble Energy Inc.	252	13,059
Nordstrom Inc.	212	3,835
Norfolk Southern Corp.	604	36,204
Northern Trust Corp.	308	17,343
Northrop Grumman Corp.	500	23,445
NRG Energy Inc.(a)	176	4,092
Nucor Corp.	468	18,959
NVIDIA Corp.(a)	796	6,973
NYSE Euronext Inc.	224	6,760
Occidental Petroleum Corp.	1,252	69,536
Office Depot Inc.(a)	480	1,728
Old Republic International Corp.	500	4,605
Omnicom Group Inc.	464	13,707
Oracle Corp.(a)	6,184	113,105
Owens-Illinois Inc.(a)	240	5,491
PACCAR Inc.	532	15,556
Pall Corp.	204	5,388
Parker Hannifin Corp.	260	10,080
PartnerRe Ltd.	96	6,498
Patterson Companies Inc.(a)	244	6,181
Patterson-UTI Energy Inc.	404	5,361
Paychex Inc.	512	14,612
Peabody Energy Corp.	400	13,804
Pentair Inc.	232	6,412
People’s United Financial Inc.	468	8,190
Pepco Holdings Inc.	444	9,169
Pepsi Bottling Group Inc.	92	2,127
PepsiCo Inc.	2,424	138,192
Petrohawk Energy Corp.(a)	220	4,169
PetSmart Inc.	280	5,513
Pfizer Inc.	10,524	186,380
PG&E Corp.	540	19,802
Pharmaceutical Product Development Inc.	72	2,231
Philip Morris International Inc.	3,188	138,582
Pinnacle West Capital Corp.	184	5,824
Pioneer Natural Resources Co.	176	4,898
Pitney Bowes Inc.	208	5,154
Plains Exploration & Production Co.(a)	80	2,256
Plum Creek Timber Co. Inc.	256	9,544
PNC Financial Services Group Inc. (The)	524	34,935
Polo Ralph Lauren Corp.	120	5,660
PPG Industries Inc.	252	12,494
PPL Corp.	568	18,642
Praxair Inc.	488	31,793
Precision Castparts Corp.	108	6,999
Priceline.com Inc.(a)	28	1,474
Pride International Inc.(a)	248	4,660
Principal Financial Group Inc.	364	6,912
Procter & Gamble Co. (The)	4,720	304,629
Progress Energy Inc.	464	18,268

Progressive Corp. (The)	1,008	14,384
Prudential Financial Inc.	688	20,640
Public Service Enterprise Group Inc.	768	21,619
Public Storage	200	16,300
Pulte Homes Inc.	736	8,199
QUALCOMM Inc.	2,532	96,874
Quest Diagnostics Inc.	248	11,606
Questar Corp.	256	8,822
Qwest Communications International Inc.	2,360	6,750
R.R. Donnelley & Sons Co.	300	4,971
Range Resources Corp.	400	16,888
Raytheon Co.	668	34,141
Regency Centers Corp.	116	4,577
Regions Financial Corp.	1,072	11,888
Reliant Energy Inc.(a)	528	2,772
RenaissanceRe Holdings Ltd.	136	6,242
Republic Services Inc.	244	5,783
Reynolds American Inc.	212	10,380
Robert Half International Inc.	304	5,736
Rockwell Automation Inc.	236	6,530
Rockwell Collins Inc.	248	9,233
Rohm and Haas Co.	220	15,477
Ross Stores Inc.	292	9,545
Rowan Companies Inc.	216	3,918
Royal Caribbean Cruises Ltd.	224	3,037
Safeway Inc.	676	14,379
Salesforce.com Inc.(a)	144	4,458
SanDisk Corp.(a)	348	3,094
Sara Lee Corp.	1,024	11,448
Schering-Plough Corp.	2,392	34,660
Schlumberger Ltd.	1,840	95,036
Seagate Technology	820	5,551
Sealed Air Corp.	340	5,753
Sears Holdings Corp.(a)(c)	124	7,160
SEI Investments Co.	252	4,455
Sempra Energy	364	15,503
Sherwin-Williams Co. (The)	164	9,333
Sigma-Aldrich Corp.	180	7,895
Simon Property Group Inc.	344	23,058
Sirius XM Radio Inc.(a)	4,632	1,566
SL Green Realty Corp.	92	3,868
SLM Corp.(a)	852	9,091
Smith International Inc.	292	10,068
Southern Co. (The)	1,128	38,735
Southwestern Energy Co.(a)	688	24,507
Sovereign Bancorp Inc.(a)	652	1,891
Spectra Energy Corp.	944	18,248
Sprint Nextel Corp.	4,588	14,360
SPX Corp.	80	3,099
St. Jude Medical Inc.(a)	516	19,623
Stanley Works (The)	160	5,238
Staples Inc.	1,088	21,140
Starbucks Corp.(a)	1,156	15,178
Starwood Hotels & Resorts Worldwide Inc.	328	7,393
State Street Corp.	600	26,010
Stryker Corp.	436	23,309
Sun Microsystems Inc.(a)	1,404	6,458
Sunoco Inc.	180	5,490
SunPower Corp. Class A(a)(c)	64	2,500
SunTrust Banks Inc.	492	19,749
SUPERVALU Inc.	320	4,557
Symantec Corp.(a)	828	10,416
Synopsys Inc.(a)	400	7,312
Sysco Corp.	924	24,209
T. Rowe Price Group Inc.	388	15,342
Target Corp.	1,228	49,267
TD Ameritrade Holding Corp.(a)	408	5,422
Telephone and Data Systems Inc.	124	3,329
Teradata Corp.(a)	300	4,617
Terex Corp.(a)	160	2,670

Tesoro Corp.	212	2,050
Texas Instruments Inc.	2,168	42,406
Textron Inc.	372	6,584
Thermo Fisher Scientific Inc.(a)	640	25,984
3M Co.	1,020	65,586
Tiffany & Co.	208	5,710
Time Warner Cable Inc. Class A(a)	308	6,031
Time Warner Inc.	5,748	57,997
TJX Companies Inc. (The)	672	17,983
Toll Brothers Inc.(a)	400	9,248
Torchmark Corp.	128	5,347
Total System Services Inc.	348	4,782
Transocean Inc.(a)	468	38,530
Travelers Companies Inc. (The)	980	41,699
Tyco Electronics Ltd.	748	14,541
Tyco International Ltd.	1,020	25,786
Tyson Foods Inc. Class A	524	4,580
U.S. Bancorp	2,624	78,221
UDR Inc.	356	7,035
Ultra Petroleum Corp.(a)	400	18,620
Union Pacific Corp.	768	51,279
United Parcel Service Inc. Class B	1,020	53,836
United States Steel Corp.	184	6,786
United Technologies Corp.	1,436	78,923
UnitedHealth Group Inc.	2,000	47,460
Unum Group	548	8,631
UST Inc.	140	9,463
Valero Energy Corp.	840	17,287
Varian Medical Systems Inc.(a)	192	8,738
Ventas Inc.	208	7,500
VeriSign Inc.(a)	376	7,971
Verizon Communications Inc.	4,376	129,836
Vertex Pharmaceuticals Inc.(a)	312	8,178
VF Corp.	168	9,257
Viacom Inc. Class B(a)	908	18,360
Virgin Media Inc.	456	2,627
Visa Inc. Class A	600	33,210
Vornado Realty Trust	216	15,239
Vulcan Materials Co.(c)	164	8,902
W.R. Berkley Corp.	260	6,830
W.W. Grainger Inc.	120	9,428
Wachovia Corp.	3,320	21,281
Walgreen Co.	1,516	38,597
Wal-Mart Stores Inc.	3,756	209,622
Walt Disney Co. (The)	2,832	73,349
Washington Post Co. (The) Class B	12	5,122
Waste Management Inc.	752	23,485
Waters Corp.(a)	152	6,658
Weatherford International Ltd.(a)	1,008	17,015
WellPoint Inc.(a)	904	35,138
Wells Fargo & Co.	4,916	167,390
Western Digital Corp.(a)	340	5,610
Western Union Co.	1,152	17,580
Weyerhaeuser Co.	328	12,536
Whirlpool Corp.	112	5,225
Whole Foods Market Inc.(c)	216	2,315
Williams Companies Inc. (The)	912	19,125
Williams-Sonoma Inc.	276	2,285
Willis Group Holdings Ltd.	204	5,353
Windstream Corp.	596	4,476
Wisconsin Energy Corp.	164	7,134
Wyeth	2,044	65,776
Wyndham Worldwide Corp.	280	2,293
Wynn Resorts Ltd.	96	5,798
Xcel Energy Inc.	900	15,678
Xerox Corp.	1,380	11,068
Xilinx Inc.	448	8,252
XL Capital Ltd. Class A	364	3,531
XTO Energy Inc.	800	28,760
Yahoo! Inc.(a)	1,828	23,435

Yum! Brands Inc.	804	23,324
Zimmer Holdings Inc.(a)	360	16,715
Zions Bancorporation(c)	148	5,640

		13,679,973

TOTAL COMMON STOCKS
(Cost: $38,561,023)		23,775,296

Security	Shares	Value

PREFERRED STOCKS—0.24%

GERMANY—0.17%
Fresenius SE	96	6,087
Henkel AG & Co. KGaA	256	7,307
Porsche Automobil Holding SE	144	12,671
RWE AG	68	4,265
Volkswagen AG	164	10,086

		40,416
ITALY—0.07%
Intesa Sanpaolo SpA RNC	1,716	5,005
Istituto Finanziario Industriale SpA(a)	232	2,000
Telecom Italia SpA RNC	9,352	7,756
Unipol Gruppo Finanziario SpA	2,292	2,470

		17,231

TOTAL PREFERRED STOCKS
(Cost: $122,579)		57,647

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)	2,148	0

		0

ITALY—0.00%
Finmeccanica SpA(a)	512	208

		208

TOTAL RIGHTS
(Cost: $0)		208

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.55%

MONEY MARKET FUNDS—0.55%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(d)(e)	13,225	13,225
BGI Cash Premier Fund LLC
2.50%(d)(e)(f)	118,347	118,347

		131,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,572)		131,572

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $38,815,174)		23,964,723
Other Assets, Less Liabilities—(0.33)%		(78,476)

NET ASSETS—100.00%		$23,886,247

ADR	-	American Depositary Receipts
NVS	-	Non-Voting Shares
SDR	-	Swedish Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.10%
Interpublic Group of Companies Inc. (The)(a)	4,852	$25,182
Omnicom Group Inc.	2,726	80,526
R.H. Donnelley Corp.(a)(b)	44	37

		105,745
AEROSPACE & DEFENSE—1.62%
AAR Corp.(a)(b)	366	5,852
Alliant Techsystems Inc.(a)	247	20,387
Boeing Co. (The)	5,540	289,576
CAE Inc.	2,084	12,150
Curtiss-Wright Corp.	485	17,896
Esterline Technologies Corp.(a)	336	12,113
GenCorp Inc.(a)	1,114	5,459
General Dynamics Corp.	2,701	162,924
Goodrich Corp.	987	36,085
L-3 Communications Holdings Inc.	986	80,034
Lockheed Martin Corp.	2,560	217,728
Moog Inc. Class A(a)	248	8,710
Northrop Grumman Corp.	2,478	116,193
Orbital Sciences Corp.(a)	583	11,946
Raytheon Co.	3,293	168,305
Rockwell Collins Inc.	1,395	51,936
Spirit AeroSystems Holdings Inc. Class A(a)	853	13,759
Teledyne Technologies Inc.(a)	416	18,957
Triumph Group Inc.	248	10,877
United Technologies Corp.	7,390	406,154

		1,667,041
AGRICULTURE—1.85%
Altria Group Inc.	16,753	321,490
Archer-Daniels-Midland Co.	4,871	100,976
Bunge Ltd.	1,026	39,409
Lorillard Inc.	1,361	89,635
Monsanto Co.	4,539	403,880
Philip Morris International Inc.	17,527	761,899
Reynolds American Inc.	1,490	72,950
Tejon Ranch Co.(a)	232	6,742
Universal Corp.	369	14,609
UST Inc.	1,160	78,404
Vector Group Ltd.(b)	1,079	18,397

		1,908,391
AIRLINES—0.20%
AirTran Holdings Inc.(a)	1,485	6,074
AMR Corp.(a)	2,210	22,564
China Eastern Airlines Corp. Ltd. ADR(a)	189	2,440
China Southern Airlines Co. Ltd. SP ADR(a)	708	5,579
Continental Airlines Inc. Class B(a)	1,085	20,528
Delta Air Lines Inc.(a)	4,332	47,565
LAN Airlines SA SP ADR	1,636	16,507
Southwest Airlines Co.	6,587	77,595
TAM SA ADR	522	5,523

		204,375
APPAREL—0.40%
Carter’s Inc.(a)	774	16,440
Coach Inc.(a)	3,112	64,107
Gildan Activewear Inc.(a)	986	23,033
Guess? Inc.	516	11,233
Hanesbrands Inc.(a)	838	14,640

Hartmarx Corp.(a)	746	440
Liz Claiborne Inc.	1,115	9,087
Nike Inc. Class B	3,083	177,673
Phillips-Van Heusen Corp.	507	12,427
Polo Ralph Lauren Corp.	449	21,179
Quiksilver Inc.(a)	1,396	3,616
VF Corp.	738	40,664
Wolverine World Wide Inc.	784	18,424

		412,963
AUTO MANUFACTURERS—1.61%
Daimler AG(b)	7,376	254,472
Ford Motor Co.(a)(b)	18,974	41,553
General Motors Corp.(b)	4,138	23,918
Honda Motor Co. Ltd. SP ADR	15,319	379,452
Oshkosh Corp.	700	5,362
Tata Motors Ltd. SP ADR(b)	2,151	12,583
Toyota Motor Corp. SP ADR	12,424	945,342

		1,662,682
AUTO PARTS & EQUIPMENT—0.19%
American Axle & Manufacturing Holdings Inc.	604	2,168
ArvinMeritor Inc.(b)	987	5,843
Autoliv Inc.	701	14,973
BorgWarner Inc.	987	22,178
Goodyear Tire & Rubber Co. (The)(a)	2,073	18,491
Johnson Controls Inc.	4,785	84,838
Magna International Inc. Class A	822	27,792
Modine Manufacturing Co.	400	2,960
Superior Industries International Inc.	228	3,260
Tenneco Inc.(a)	491	2,411
TRW Automotive Holdings Corp.(a)	415	2,623
Visteon Corp.(a)	3,364	2,321
WABCO Holdings Inc.	488	8,965

		198,823
BANKS—9.45%
Allied Irish Banks PLC SP ADR	3,837	39,713
Banco Bilbao Vizcaya Argentaria SA SP ADR	29,576	343,082
Banco de Chile ADR	395	12,482
Banco Latinoamericano de Exportaciones SA Class E	898	9,546
Banco Santander Chile SA ADR	291	10,418
Banco Santander SA SP ADR	52,476	563,592
BancorpSouth Inc.	993	24,100
Bank of America Corp.	41,698	1,007,841
Bank of Hawaii Corp.	449	22,769
Bank of Ireland SP ADR	2,156	26,174
Bank of Montreal	4,151	148,481
Bank of New York Mellon Corp. (The)	9,484	309,178
Bank of Nova Scotia	8,128	272,613
Barclays PLC SP ADR(c)	16,930	182,336
BB&T Corp.	4,674	167,563
Canadian Imperial Bank of Commerce	3,130	141,852
City National Corp.	369	19,753
Colonial BancGroup Inc. (The)(b)	1,689	6,857
Comerica Inc.	1,344	37,081
Community Bank System Inc.	658	16,417
Credicorp Ltd.	505	19,831
Credit Suisse Group PLC SP ADR	8,623	322,500
Cullen/Frost Bankers Inc.	655	36,660
Deutsche Bank AG	4,402	167,188
Discover Financial Services LLC	4,057	49,698
F.N.B. Corp. (Pennsylvania)	1,120	14,672
First BanCorp (Puerto Rico)	732	7,481
HDFC Bank Ltd. ADR	782	51,299
HSBC Holdings PLC SP ADR(b)	20,174	1,190,266
ICICI Bank Ltd. SP ADR	3,502	59,849
KB Financial Group Inc. SP ADR(a)	2,738	67,382
KeyCorp	3,923	47,978
Lloyds TSB Group PLC SP ADR(b)	11,886	150,239
M&T Bank Corp.(b)	653	52,958
Marshall & Ilsley Corp.	2,195	39,576
Mitsubishi UFJ Financial Group Inc. ADR	90,699	568,683

Mizuho Financial Group Inc. ADR	49,539	240,760
National Bank of Greece SA ADR	20,055	87,640
National City Corp.	5,545	14,971
PNC Financial Services Group Inc. (The)	2,857	190,476
Regions Financial Corp.	6,240	69,202
Royal Bank of Canada	11,249	435,674
Royal Bank of Scotland Group PLC SP ADR	131,704	146,191
Santander BanCorp	597	5,666
State Street Corp.	3,514	152,332
SunTrust Banks Inc.	2,968	119,136
Synovus Financial Corp.	2,660	27,478
TCF Financial Corp.	1,481	26,273
Toronto-Dominion Bank (The)	6,739	317,003
U.S. Bancorp	14,383	428,757
Valley National Bancorp	970	18,430
Wachovia Corp.	17,982	115,265
Webster Financial Corp.	641	11,884
Wells Fargo & Co.	26,094	888,501
Westpac Banking Corp. SP ADR	3,133	212,668
Wilmington Trust Corp.(b)	653	18,846

		9,735,261
BEVERAGES—2.44%
Anheuser-Busch Companies Inc.	5,945	368,768
Brown-Forman Corp. Class B	612	27,785
Coca-Cola Co. (The)	17,734	781,360
Coca-Cola Enterprises Inc.	2,643	26,562
Coca-Cola FEMSA SAB de CV SP ADR	292	9,297
Coca-Cola Hellenic Bottling Co. SA ADR	1,480	20,868
Compania Cervecerias Unidas SA ADR	401	10,719
Constellation Brands Inc. Class A(a)	1,764	22,121
Cott Corp.(a)	1,303	1,251
Diageo PLC SP ADR	5,374	334,209
Dr. Pepper Snapple Group Inc.(a)	2,144	49,098
Embotelladora Andina SA Class A ADR	489	4,914
Embotelladora Andina SA Class B ADR	508	6,020
Molson Coors Brewing Co. Class B	1,329	49,651
Pepsi Bottling Group Inc.	1,230	28,438
PepsiAmericas Inc.	698	13,213
PepsiCo Inc.	13,090	746,261
Vina Concha y Toro SA SP ADR	333	9,141

		2,509,676
BIOTECHNOLOGY—0.37%
Charles River Laboratories International Inc.(a)	698	25,009
Enzo Biochem Inc.(a)	896	5,170
Genentech Inc.(a)	3,901	323,549
Millipore Corp.(a)	446	23,143

		376,871
BUILDING MATERIALS—0.29%
Cemex SAB de CV SP ADR(a)	6,967	52,671
Comfort Systems USA Inc.	781	7,287
CRH PLC SP ADR	4,709	99,642
Eagle Materials Inc.	530	9,386
Lennox International Inc.	491	14,642
Martin Marietta Materials Inc.	409	32,057
Masco Corp.	3,546	35,992
NCI Building Systems Inc.(a)	382	7,109
Owens Corning(a)	765	12,033
Quanex Building Products Corp.	885	8,107
Simpson Manufacturing Co. Inc.(b)	329	7,580
Texas Industries Inc.	292	9,236

		295,742
CHEMICALS—1.79%
Agrium Inc.	1,327	50,399
Air Products and Chemicals Inc.	1,620	94,171
Airgas Inc.	529	20,292
Albemarle Corp.	821	19,991
Arch Chemicals Inc.	197	5,589
Ashland Inc.	567	12,809
Cabot Corp.	529	13,992
Celanese Corp. Class A	1,227	17,006

CF Industries Holdings Inc.	494	31,710
Chemtura Corp.	2,658	4,598
Cytec Industries Inc.	288	8,156
Dow Chemical Co. (The)	7,671	204,586
E.I. du Pont de Nemours and Co.	7,441	238,112
Eastman Chemical Co.	658	26,577
Ecolab Inc.	1,429	53,245
Ferro Corp.	329	5,093
FMC Corp.	567	24,687
Georgia Gulf Corp.	1,594	3,666
H.B. Fuller Co.	489	8,641
Hercules Inc.	858	14,423
Huntsman Corp.	937	9,464
International Flavors & Fragrances Inc.	664	21,168
Lubrizol Corp.	589	22,135
Minerals Technologies Inc.	221	12,544
Mosaic Co. (The)	1,266	49,893
Nova Chemicals Corp.	738	9,705
Olin Corp.	567	10,297
OM Group Inc.(a)	305	6,509
PolyOne Corp.(a)	1,629	7,738
Potash Corp. of Saskatchewan	2,553	217,669
PPG Industries Inc.	1,328	65,842
Praxair Inc.	2,587	168,543
Rohm and Haas Co.	999	70,280
RPM International Inc.	987	14,015
Sensient Technologies Corp.	752	18,973
Sherwin-Williams Co. (The)	900	51,219
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	197	3,696
Sociedad Quimica y Minera de Chile SA SP ADR	896	20,518
Spartech Corp.	1,039	6,608
Syngenta AG ADR	3,937	147,165
Terra Industries Inc.	862	18,955
Valspar Corp. (The)	917	18,753
W.R. Grace & Co.(a)	775	6,983
Westlake Chemical Corp.	254	4,630
Zep Inc.	184	3,873

		1,844,918
COAL—0.22%
Alpha Natural Resources Inc.(a)	637	22,785
Arch Coal Inc.	1,282	27,448
CONSOL Energy Inc.	1,556	48,843
Foundation Coal Holdings Inc.	526	10,920
Massey Energy Co.	740	17,087
Patriot Coal Corp.(a)	666	10,543
Peabody Energy Corp.	2,360	81,444
Yanzhou Coal Mining Co. Ltd. SP ADR	1,812	11,198

		230,268
COMMERCIAL SERVICES—1.33%
Aaron Rents Inc.	691	17,130
ABM Industries Inc.	329	5,373
Accenture Ltd.	4,840	159,962
Advance America Cash Advance Centers Inc.	1,044	2,798
Alliance Data Systems Corp.(a)	750	37,620
AMN Healthcare Services Inc.(a)	358	3,218
Arbitron Inc.	416	13,553
Avis Budget Group Inc.(a)	1,258	2,063
Bowne & Co. Inc.	526	4,098
Chemed Corp.	334	14,626
Consolidated Graphics Inc.(a)	172	2,238
Convergys Corp.(a)	1,550	11,919
Corrections Corp. of America(a)	1,229	23,486
DeVry Inc.	518	29,365
Dollar Thrifty Automotive Group Inc.(a)	24	39
Equifax Inc.	1,187	30,957
FTI Consulting Inc.(a)	369	21,494
Gartner Inc.(a)	698	12,843
GEO Group Inc. (The)(a)	699	12,344
H&R Block Inc.	3,026	59,673
HealthSpring Inc.(a)	826	13,646
Hertz Global Holdings Inc.(a)	1,229	8,837

Hewitt Associates Inc. Class A(a)	788	21,977
Hillenbrand Inc.	522	9,918
Interactive Data Corp.	288	6,791
Iron Mountain Inc.(a)	1,476	35,837
ITT Educational Services Inc.(a)	369	32,343
Jackson Hewitt Tax Service Inc.	255	3,514
Korn/Ferry International(a)	629	8,737
Landauer Inc.	234	12,650
Lender Processing Services Inc.	839	19,356
Live Nation Inc.(a)	1,137	12,791
Manpower Inc.	738	22,974
MAXIMUS Inc.	292	9,326
McKesson Corp.	2,266	83,366
Midas Inc.(a)	290	3,779
Moody’s Corp.	1,970	50,432
MPS Group Inc.(a)	1,482	11,545
New Oriental Education & Technology Group Inc. ADR(a)	247	15,796
PHH Corp.(a)	810	6,529
Pre-Paid Legal Services Inc.(a)	121	4,777
Quanta Services Inc.(a)	1,517	29,976
R.R. Donnelley & Sons Co.	1,805	29,909
Robert Half International Inc.	1,481	27,946
Rollins Inc.	487	8,557
SAIC Inc.(a)	1,335	24,657
Service Corp. International	2,542	17,540
Sotheby’s Holdings Inc. Class A(b)	626	5,828
Spherion Corp.(a)	1,356	4,312
TrueBlue Inc.(a)	620	5,165
United Rentals Inc.(a)	853	8,743
Viad Corp.	197	4,304
Visa Inc. Class A	3,734	206,677
Volt Information Sciences Inc.(a)	485	3,710
Watson Wyatt Worldwide Inc.	456	19,366
Weight Watchers International Inc.	369	11,542
Western Union Co.	6,500	99,190

		1,367,142
COMPUTERS—2.29%
Affiliated Computer Services Inc. Class A(a)	881	36,121
CGI Group Inc.(a)	2,861	22,888
CIBER Inc.(a)	892	4,817
Computer Sciences Corp.(a)	1,248	37,640
Diebold Inc.	738	21,933
DST Systems Inc.(a)(b)	379	15,380
EMC Corp.(a)	17,613	207,481
FactSet Research Systems Inc.	328	12,723
Hewlett-Packard Co.	20,571	787,458
International Business Machines Corp.	11,327	1,053,071
NCR Corp.(a)	1,636	29,906
Perot Systems Corp. Class A(a)	1,155	16,620
Quantum Corp.(a)	4,703	1,364
TDK Corp. SP ADR	1,107	37,649
Teradata Corp.(a)	1,636	25,178
Tyler Technologies Inc.(a)	661	8,983
Unisys Corp.(a)	4,563	6,936
Western Digital Corp.(a)	1,860	30,690

		2,356,838
COSMETICS & PERSONAL CARE—1.96%
Avon Products Inc.	3,650	90,629
Colgate-Palmolive Co.	4,251	266,793
Estee Lauder Companies Inc. (The) Class A	1,006	36,256
Procter & Gamble Co. (The)	25,092	1,619,438

		2,013,116
DISTRIBUTION & WHOLESALE—0.16%
Corporate Express NV SP ADR	1,296	18,636
Genuine Parts Co.	1,343	52,847
Ingram Micro Inc. Class A(a)	1,343	17,902
Owens & Minor Inc.	329	14,236
W.W. Grainger Inc.	527	41,406
Watsco Inc.	308	12,656
WESCO International Inc.(a)	487	9,682

		167,365

DIVERSIFIED FINANCIAL SERVICES—4.04%
Affiliated Managers Group Inc.(a)	288	13,357
American Express Co.	8,581	235,977
Ameriprise Financial Inc.	1,847	39,895
BlackRock Inc.	160	21,014
Capital One Financial Corp.	3,142	122,915
Citigroup Inc.	45,597	622,399
Deerfield Capital Corp.(b)	699	2,272
Doral Financial Corp.(a)(b)	449	4,198
Eaton Vance Corp.	1,073	23,606
Federal Home Loan Mortgage Corp.	296	296
Federal National Mortgage Association	446	424
Federated Investors Inc. Class B	818	19,796
Financial Federal Corp.	446	10,325
First Marblehead Corp. (The)(b)	678	1,153
Franklin Resources Inc.	1,339	91,052
Friedman, Billings, Ramsey Group Inc. Class A(a)	4,390	2,985
GAMCO Investors Inc. Class A	173	6,586
Goldman Sachs Group Inc. (The)	3,323	307,377
IntercontinentalExchange Inc.(a)	602	51,507
Invesco Ltd.	3,855	57,478
Investment Technology Group Inc.(a)	401	8,184
Janus Capital Group Inc.	1,444	16,953
Jefferies Group Inc.(b)	1,248	19,756
JPMorgan Chase & Co.	28,868	1,190,805
Lazard Ltd. Class A	576	17,378
Legg Mason Inc.	1,138	25,252
Merrill Lynch & Co. Inc.	10,683	198,597
Morgan Stanley	8,357	145,997
National Financial Partners Corp.	412	2,744
Nomura Holdings Inc. ADR	15,976	150,174
NYSE Euronext Inc.	1,879	56,708
ORIX Corp. SP ADR	1,517	78,050
Petrobras Energia Participaciones SA SP ADR	1,563	9,706
Raymond James Financial Inc.	738	17,188
Ritchie Bros. Auctioneers Inc.	963	17,883
Shinhan Financial Group Co. Ltd. ADR	1,517	75,456
SLM Corp.(a)	4,100	43,747
Student Loan Corp. (The)	40	1,460
SWS Group Inc.	415	7,702
UBS AG(a)	24,974	422,061
Waddell & Reed Financial Inc. Class A	991	14,389
Woori Finance Holdings Co. Ltd. ADR	625	10,050

		4,164,852
ELECTRIC—3.35%
AES Corp. (The)(a)	5,963	47,525
Allegheny Energy Inc.	1,489	44,893
ALLETE Inc.	340	11,900
Alliant Energy Corp.	888	26,089
Ameren Corp.	1,752	56,852
American Electric Power Co. Inc.	3,137	102,360
Avista Corp.	655	13,008
Black Hills Corp.	328	8,282
Calpine Corp.(a)(b)	3,140	36,738
CenterPoint Energy Inc.	2,294	26,427
Central Vermont Public Service Corp.	300	5,973
CH Energy Group Inc.	408	16,822
Cleco Corp.	657	15,118
CMS Energy Corp.	1,965	20,141
Consolidated Edison Inc.	2,140	92,705
Constellation Energy Group Inc.	1,516	36,702
Dominion Resources Inc.	4,760	172,693
DPL Inc.(b)	895	20,415
DTE Energy Co.	1,297	45,784
Duke Energy Corp.	10,242	167,764
Dynegy Inc. Class A(a)	4,339	15,794
Edison International	2,299	81,821
El Paso Electric Co.(a)	779	14,427
Empire District Electric Co. (The)	853	16,386

Empresa Nacional de Electricidad SA SP ADR	974	36,233
Enersis SA SP ADR	2,544	36,634
Entergy Corp.	1,623	126,675
Exelon Corp.	5,507	298,700
FirstEnergy Corp.	2,489	129,826
FPL Group Inc.	3,043	143,751
Great Plains Energy Inc.	1,269	24,669
Hawaiian Electric Industries Inc.	658	17,516
Huaneng Power International Inc. SP ADR	852	16,708
IDACORP Inc.	491	13,090
Integrys Energy Group Inc.	658	31,367
Korea Electric Power Corp. SP ADR	3,622	35,858
MDU Resources Group Inc.	1,476	26,878
Mirant Corp.(a)	1,916	33,568
National Grid PLC SP ADR	4,549	260,294
Northeast Utilities	1,595	35,983
NRG Energy Inc.(a)	2,111	49,081
NSTAR	866	28,621
OGE Energy Corp.	912	24,898
Pepco Holdings Inc.	1,766	36,468
PG&E Corp.	2,770	101,576
Pinnacle West Capital Corp.	998	31,587
PNM Resources Inc.	815	7,946
PPL Corp.	3,113	102,169
Progress Energy Inc.	2,187	86,102
Public Service Enterprise Group Inc.	4,105	115,556
Puget Energy Inc.	992	23,243
Reliant Energy Inc.(a)	3,243	17,026
SCANA Corp.	730	24,024
Sierra Pacific Resources Corp.	2,507	20,783
Southern Co. (The)	6,313	216,788
TECO Energy Inc.	1,596	18,418
TransAlta Corp.	1,890	38,499
UIL Holdings Corp.	565	18,645
UniSource Energy Corp.	506	13,955
Westar Energy Inc.	822	16,021
Wisconsin Energy Corp.	883	38,410
Xcel Energy Inc.	3,361	58,549

		3,452,734
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
AMETEK Inc.	858	28,528
Belden Inc.	409	8,524
C&D Technologies Inc.(a)(b)	1,525	5,337
Emerson Electric Co.	6,399	209,439
Energizer Holdings Inc.(a)	483	23,599
General Cable Corp.(a)(b)	552	9,428
GrafTech International Ltd.(a)	824	6,683
Hitachi Ltd. SP ADR	2,787	131,100
Hubbell Inc. Class B	409	14,671

		437,309
ELECTRONICS—0.91%
Agilent Technologies Inc.(a)	3,404	75,535
Amphenol Corp. Class A	1,480	42,402
Applied Biosystems Inc.	1,515	46,707
Arrow Electronics Inc.(a)	937	16,351
AU Optronics Corp. SP ADR	6,411	44,236
Avnet Inc.(a)	1,233	20,640
AVX Corp.(b)	1,171	10,562
Benchmark Electronics Inc.(a)	933	11,187
Brady Corp. Class A	616	19,096
Celestica Inc.(a)	2,600	12,974
Checkpoint Systems Inc.(a)	291	3,670
CTS Corp.	1,208	8,444
KEMET Corp.(a)	1,359	802
Koninklijke Philips Electronics NV NYS	8,632	159,692
Kyocera Corp. SP ADR	1,438	86,625
LG Display Co. Ltd. ADR	2,624	24,193
Mettler-Toledo International Inc.(a)	369	28,243
Park Electrochemical Corp.	286	6,183
PerkinElmer Inc.	987	17,707
Technitrol Inc.	468	2,700

Thermo Fisher Scientific Inc.(a)	3,539	143,683
Thomas & Betts Corp.(a)	489	11,614
Tyco Electronics Ltd.	4,252	82,659
Vishay Intertechnology Inc.(a)	2,107	9,081
Waters Corp.(a)	924	40,471
Watts Water Technologies Inc. Class A	456	12,052

		937,509
ENERGY - ALTERNATE SOURCES—0.03%
Aventine Renewable Energy Holdings Inc.(a)	1,145	2,233
Headwaters Inc.(a)	997	10,568
LDK Solar Co. Ltd. SP ADR(a)(b)	300	5,448
Suntech Power Holdings Co. Ltd. ADR(a)(b)	863	15,102
VeraSun Energy Corp.(a)(b)	1,034	527

		33,878
ENGINEERING & CONSTRUCTION—0.52%
ABB Ltd. SP ADR	19,350	254,452
AECOM Technology Corp.(a)	877	15,462
Chicago Bridge & Iron Co. NV NYS	1,159	14,360
Dycom Industries Inc.(a)	604	5,364
EMCOR Group Inc.(a)	655	11,639
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	1,210	7,006
Fluor Corp.	1,476	58,937
Granite Construction Inc.	582	20,760
Grupo Aeroportuario del Sureste SA de CV Series B ADR	256	8,253
Jacobs Engineering Group Inc.(a)	1,063	38,725
KBR Inc.	1,671	24,798
McDermott International Inc.(a)	1,985	34,003
Shaw Group Inc. (The)(a)	655	11,718
URS Corp.(a)	959	28,185

		533,662
ENTERTAINMENT—0.09%
DreamWorks Animation SKG Inc. Class A(a)	625	17,562
International Game Technology Inc.	2,805	39,270
Pinnacle Entertainment Inc.(a)	951	5,326
Regal Entertainment Group Class A	715	9,181
Speedway Motorsports Inc.	250	3,987
Vail Resorts Inc.(a)(b)	328	10,909
Warner Music Group Corp.	1,180	4,885

		91,120
ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc.(a)	3,009	31,354
Mine Safety Appliances Co.	287	7,749
Nalco Holding Co.	1,399	19,754
Republic Services Inc.	1,292	30,620
Waste Connections Inc.(a)	626	21,190
Waste Management Inc.	4,031	125,888

		236,555
FOOD—2.23%
Cadbury PLC SP ADR	2,856	105,615
Campbell Soup Co.	1,988	75,445
ConAgra Foods Inc.	4,152	72,328
Corn Products International Inc.	567	13,789
Dean Foods Co.(a)	815	17,816
Del Monte Foods Co.	1,676	10,576
Distribucion y Servicio D&S SA ADR	432	7,694
Flowers Foods Inc.	855	25,351
General Mills Inc.	2,640	178,834
Gruma SAB de CV SP ADR(a)	288	749
H.J. Heinz Co.	2,657	116,430
Hershey Co. (The)	1,469	54,706
Hormel Foods Corp.	618	17,465
J.M. Smucker Co. (The)(b)	508	22,636
Kellogg Co.	2,009	101,294
Kraft Foods Inc.	11,142	324,678
Kroger Co. (The)	5,032	138,179
McCormick & Co. Inc. NVS	1,027	34,569
Pilgrim’s Pride Corp.	2,026	2,229
Ralcorp Holdings Inc.(a)	446	30,185

Ruddick Corp.	329	9,423
Safeway Inc.	3,486	74,147
Sara Lee Corp.	5,966	66,700
Smithfield Foods Inc.(a)	1,027	10,804
SUPERVALU Inc.	1,881	26,785
Sysco Corp.	5,216	136,659
Tootsie Roll Industries Inc.(b)	519	12,908
TreeHouse Foods Inc.(a)	567	17,157
Tyson Foods Inc. Class A	2,321	20,286
Unilever NV NYS	12,937	311,135
Unilever PLC SP ADR	10,873	245,295
Weis Markets Inc.	193	6,261
Wimm-Bill-Dann Foods OJSC ADR(a)	227	9,974

		2,298,102
FOREST PRODUCTS & PAPER—0.30%
AbitibiBowater Inc.(a)	897	1,749
Buckeye Technologies Inc.(a)	288	1,696
Deltic Timber Corp.	288	13,118
Domtar Corp.(a)	3,592	8,908
International Paper Co.	3,379	58,186
MeadWestvaco Corp.	1,620	22,729
Neenah Paper Inc.	120	1,084
P.H. Glatfelter Co.	787	8,114
Plum Creek Timber Co. Inc.	1,372	51,148
Potlatch Corp.	564	18,730
Rayonier Inc.	618	20,443
Rock-Tenn Co. Class A	348	10,583
Sappi Ltd. SP ADR	1,764	10,972
Schweitzer-Mauduit International Inc.	473	7,909
Temple-Inland Inc.	899	5,331
Weyerhaeuser Co.	1,851	70,745

		311,445
GAS—0.34%
AGL Resources Inc.	489	14,866
Atmos Energy Corp.	620	15,047
Energen Corp.	567	19,034
Laclede Group Inc. (The)	285	14,911
New Jersey Resources Corp.	471	17,540
Nicor Inc.	513	23,706
NiSource Inc.	2,214	28,693
Northwest Natural Gas Co.	345	17,554
Piedmont Natural Gas Co.(b)	567	18,666
Sempra Energy	1,806	76,918
South Jersey Industries Inc.	655	22,316
Southern Union Co.	912	15,705
Southwest Gas Corp.	489	12,773
UGI Corp.	818	19,526
Vectren Corp.	658	16,582
WGL Holdings Inc.	409	13,166

		347,003
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	248	4,355
Black & Decker Corp. (The)	582	29,461
Kennametal Inc.	567	12,032
Nidec Corp. ADR	3,599	47,687
Regal Beloit Corp.	283	9,214
Snap-On Inc.	449	16,591
Stanley Works (The)	698	22,853

		142,193
HEALTH CARE - PRODUCTS—3.36%
Alcon Inc.	637	56,132
Baxter International Inc.	5,299	320,537
Beckman Coulter Inc.	529	26,408
Becton, Dickinson and Co.	1,884	130,750
Boston Scientific Corp.(a)	12,849	116,026
C.R. Bard Inc.	826	72,894
Cantel Medical Corp.(a)	838	8,045
Cooper Companies Inc. (The)	445	7,334
Covidien Ltd.	4,252	188,321
Edwards Lifesciences Corp.(a)	489	25,839

Fresenius Medical Care AG & Co. KGaA	1,623	73,165
Haemonetics Corp.(a)	197	11,635
Hill-Rom Holdings Inc.	687	15,636
Invacare Corp.	456	8,295
Johnson & Johnson	23,401	1,435,417
Kinetic Concepts Inc.(a)	544	13,170
Luxottica Group SpA SP ADR	1,294	26,009
Medtronic Inc.	9,278	374,182
Mindray Medical International Ltd. ADR	632	13,626
ResMed Inc.(a)	764	26,175
Smith & Nephew PLC SP ADR	1,618	74,703
St. Jude Medical Inc.(a)	2,890	109,907
Steris Corp.	567	19,301
Stryker Corp.	2,636	140,921
Symmetry Medical Inc.(a)	477	6,163
Varian Medical Systems Inc.(a)	974	44,327
West Pharmaceutical Services Inc.	444	17,724
Zimmer Holdings Inc.(a)	1,987	92,256

		3,454,898
HEALTH CARE - SERVICES—0.87%
Aetna Inc.	4,112	102,265
Assisted Living Concepts Inc.(a)	616	3,062
Centene Corp.(a)	483	9,100
Community Health Systems Inc.(a)	1,044	21,402
Covance Inc.(a)	550	27,500
Coventry Health Care Inc.(a)	1,372	18,097
DaVita Inc.(a)	863	48,975
Health Management Associates Inc. Class A(a)	2,452	5,149
Health Net Inc.(a)	937	12,069
HealthSouth Corp.(a)	810	10,157
Humana Inc.(a)	1,592	47,107
Laboratory Corp. of America Holdings(a)	915	56,263
MDS Inc.(a)	1,344	14,300
Molina Healthcare Inc.(a)	120	2,672
Pediatrix Medical Group Inc.(a)	471	18,204
Quest Diagnostics Inc.	1,272	59,530
Sunrise Senior Living Inc.(a)	559	1,688
UnitedHealth Group Inc.	10,480	248,690
Universal Health Services Inc. Class B	435	18,287
WellPoint Inc.(a)	4,410	171,417

		895,934
HOLDING COMPANIES - DIVERSIFIED—1.10%
Berkshire Hathaway Inc. Class B(a)	274	1,052,160
Leucadia National Corp.	1,501	40,287
Tomkins PLC SP ADR	2,037	14,992
Walter Industries Inc.	528	20,460

		1,127,899
HOME BUILDERS—0.09%
Champion Enterprises Inc.(a)	1,767	3,304
D.R. Horton Inc.(b)	2,864	21,136
Fleetwood Enterprises Inc.(a)	2,287	938
Monaco Coach Corp.	737	1,621
Pulte Homes Inc.	2,216	24,686
Thor Industries Inc.(b)	493	8,825
Toll Brothers Inc.(a)	1,057	24,438
Winnebago Industries Inc.	486	2,887
Woodbridge Holdings Corp.(a)	1,206	929

		88,764
HOME FURNISHINGS—0.51%
Furniture Brands International Inc.	729	4,148
Harman International Industries Inc.	567	10,416
Panasonic Corp. SP ADR	18,014	284,261
Sony Corp. SP ADR	8,246	191,637
Thomson SA SP ADR(a)	2,801	3,949
Whirlpool Corp.	630	29,389

		523,800
HOUSEHOLD PRODUCTS & WARES—0.44%
ACCO Brands Corp.(a)	738	2,081
American Greetings Corp. Class A	529	6,179

Avery Dennison Corp.	704	24,654
Blyth Inc.	672	5,779
Church & Dwight Co. Inc.	588	34,745
Clorox Co. (The)	1,229	74,735
Ennis Inc.	409	4,814
Fortune Brands Inc.	1,257	47,942
Jarden Corp.(a)	746	13,279
Kimberly-Clark Corp.	3,469	212,615
Scotts Miracle-Gro Co. (The) Class A	329	8,593
Tupperware Brands Corp.	660	16,698

		452,114
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	2,334	32,092
Toro Co. (The)	409	13,759

		45,851
INSURANCE—3.77%
ACE Ltd.	2,697	154,700
Aegon NV ADR	11,436	47,002
Aflac Inc.	3,936	174,286
Alleghany Corp.(a)	71	20,022
Allianz SE ADR	37,216	282,097
Allstate Corp. (The)	4,381	115,615
Ambac Financial Group Inc.(b)	2,703	7,244
American Financial Group Inc.	736	16,729
American International Group Inc.	19,496	37,237
Aon Corp.	2,194	92,806
Arthur J. Gallagher & Co.	778	18,952
Aspen Insurance Holdings Ltd.	826	18,965
Assurant Inc.	863	21,989
Assured Guaranty Ltd.	618	6,940
AXA SP ADR	14,140	264,559
Axis Capital Holdings Ltd.	1,027	29,249
China Life Insurance Co. Ltd. ADR(b)	3,949	156,459
Chubb Corp.	2,936	152,144
CIGNA Corp.	2,252	36,708
CNA Financial Corp.	443	6,893
Conseco Inc.(a)	1,954	3,634
Delphi Financial Group Inc. Class A	409	6,442
Endurance Specialty Holdings Ltd.	490	14,818
Everest Re Group Ltd.	449	33,540
Fairfax Financial Holdings Ltd.	160	44,882
FBL Financial Group Inc. Class A	291	5,081
Fidelity National Financial Inc.	2,132	19,209
First American Corp.	743	15,165
Genworth Financial Inc. Class A	3,556	17,211
Hanover Insurance Group Inc. (The)	659	25,866
Hartford Financial Services Group Inc. (The)	2,586	26,688
HCC Insurance Holdings Inc.	863	19,038
Horace Mann Educators Corp.	369	2,937
ING Groep NV SP ADR	17,316	161,212
Kingsway Financial Services Inc.	489	2,778
Lincoln National Corp.	2,341	40,359
Loews Corp.	3,071	101,988
Manulife Financial Corp.	12,424	249,598
Markel Corp.(a)	81	28,418
Marsh & McLennan Companies Inc.	4,481	131,383
MBIA Inc.(b)	2,590	25,460
Mercury General Corp.	247	12,688
MetLife Inc.	3,896	129,425
Montpelier Re Holdings Ltd.	1,287	18,417
Nationwide Financial Services Inc. Class A	489	23,135
Old Republic International Corp.	2,598	23,928
PartnerRe Ltd.	449	30,393
Phoenix Companies Inc. (The)	778	5,034
Platinum Underwriters Holdings Ltd.	559	17,743
Primus Guaranty Ltd.(a)(b)	875	394
Principal Financial Group Inc.	2,259	42,898
ProAssurance Corp.(a)	326	17,914
Progressive Corp. (The)	5,192	74,090
Protective Life Corp.	529	4,417
Prudential Financial Inc.	3,669	110,070
Prudential PLC ADR	10,409	107,941

Reinsurance Group of America Inc.	234	8,738
RenaissanceRe Holdings Ltd.	625	28,687
RLI Corp.	160	9,182
StanCorp Financial Group Inc.	489	16,665
Stewart Information Services Corp.	338	5,611
Sun Life Financial Services of Canada Inc.	4,690	110,168
Syncora Holdings Ltd.(b)	1,292	1,395
Torchmark Corp.	639	26,691
Transatlantic Holdings Inc.	233	9,984
Travelers Companies Inc. (The)	5,056	215,133
Unitrin Inc.	369	7,749
Unum Group	3,182	50,116
W.R. Berkley Corp.	1,099	28,871
White Mountains Insurance Group Ltd.	79	27,215
Willis Group Holdings Ltd.	1,514	39,727
XL Capital Ltd. Class A	2,670	25,899
Zenith National Insurance Corp.	418	13,735

		3,880,356
INTERNET—0.04%
McAfee Inc.(a)	1,344	43,747

		43,747
IRON & STEEL—0.60%
AK Steel Holding Corp.	1,084	15,089
Allegheny Technologies Inc.	900	23,886
ArcelorMittal NYS	6,354	166,793
Carpenter Technology Corp.	487	8,815
Cliffs Natural Resources Inc.	851	22,968
Companhia Siderurgica Nacional SP ADR	3,489	47,450
Mechel OAO ADR	1,817	16,662
Nucor Corp.	2,456	99,493
POSCO ADR	2,416	162,331
Reliance Steel & Aluminum Co.	641	16,051
United States Steel Corp.	993	36,622

		616,160
LEISURE TIME—0.18%
Carnival Corp.	3,518	89,357
Harley-Davidson Inc.	2,195	53,734
Polaris Industries Inc.(b)	369	12,424
Royal Caribbean Cruises Ltd.	1,294	17,547
WMS Industries Inc.(a)	467	11,675

		184,737
LODGING—0.17%
Boyd Gaming Corp.	447	3,040
Choice Hotels International Inc.	329	8,995
Gaylord Entertainment Co.(a)(b)	449	9,613
InterContinental Hotels Group PLC SP ADR	2,692	23,178
Las Vegas Sands Corp.(a)(b)	915	12,984
Marcus Corp.	160	2,245
Marriott International Inc. Class A	2,524	52,676
MGM MIRAGE(a)(b)	912	15,012
Orient-Express Hotels Ltd. Class A	408	5,018
Starwood Hotels & Resorts Worldwide Inc.	1,511	34,058
Wyndham Worldwide Corp.	1,553	12,719

		179,538
MACHINERY—0.57%
AGCO Corp.(a)	766	24,144
Albany International Corp. Class A	345	5,023
Applied Industrial Technologies Inc.	369	7,450
Briggs & Stratton Corp.(b)	849	13,380
Cascade Corp.	160	5,282
Caterpillar Inc.	5,017	191,499
CNH Global NV	160	2,835
Cummins Inc.	1,564	40,429
Deere & Co.	3,628	139,896
Flowserve Corp.	528	30,054
Gardner Denver Inc.(a)	491	12,579
Graco Inc.	618	15,283
IDEX Corp.	549	12,726
Kadant Inc.(a)	120	1,973

Manitowoc Co. Inc. (The)	1,141	11,227
NACCO Industries Inc.	109	6,715
Rockwell Automation Inc.	1,140	31,544
Terex Corp.(a)	818	13,652
Wabtec Corp.	580	23,061

		588,752
MACHINERY - DIVERSIFIED—0.05%
Kubota Corp. SP ADR	2,084	51,621

		51,621
MANUFACTURING—3.53%
A.O. Smith Corp.	160	5,048
Acuity Brands Inc.	565	19,752
Ameron International Corp.	140	6,580
AptarGroup Inc.	567	17,191
Barnes Group Inc.	329	4,774
Blount International Inc.(a)	826	7,178
Brink’s Co. (The)	329	15,953
Carlisle Companies Inc.	489	11,369
CLARCOR Inc.	409	14,475
Cooper Industries Ltd.	1,554	48,096
Crane Co.	489	8,005
Danaher Corp.	1,956	115,873
Donaldson Co. Inc.	658	23,129
Dover Corp.	1,674	53,183
Eastman Kodak Co.	2,698	24,768
Eaton Corp.	1,267	56,508
EnPro Industries Inc.(a)	357	7,929
Federal Signal Corp.	1,184	10,076
General Electric Co.	83,348	1,626,119
Harsco Corp.	658	15,575
Hexcel Corp.(a)	974	12,857
Honeywell International Inc.	5,662	172,408
Illinois Tool Works Inc.	3,552	118,601
Ingersoll-Rand Co. Ltd. Class A	2,714	50,073
ITT Industries Inc.	1,556	69,242
Leggett & Platt Inc.	1,880	32,637
Myers Industries Inc.	248	2,621
Pall Corp.	1,067	28,179
Parker Hannifin Corp.	1,409	54,627
Pentair Inc.	818	22,610
Roper Industries Inc.	899	40,770
Siemens AG SP ADR	6,776	407,576
SPX Corp.	507	19,641
Teleflex Inc.	288	15,261
Textron Inc.	2,100	37,170
3M Co.	5,201	334,424
Tredegar Corp.	732	10,775
Trinity Industries Inc.(b)	826	13,943
Tyco International Ltd.	4,064	102,738

		3,637,734
MEDIA—1.80%
A.H. Belo Corp. Class A	1,033	3,419
Belo Corp. Class A	1,260	2,684
British Sky Broadcasting Group PLC SP ADR	2,253	54,951
Cablevision Systems Corp.	1,959	34,733
CBS Corp. Class B	5,113	49,647
Citadel Broadcasting Corp.(a)	5,622	1,687
Corus Entertainment Inc. Class B	658	7,725
E.W. Scripps Co. (The) Class A	207	963
Entravision Communications Corp.(a)	860	1,625
Gannett Co. Inc.	1,880	20,680
Grupo Televisa SA SP ADR	4,057	71,647
Hearst-Argyle Television Inc.(b)	590	8,838
Idearc Inc.	3,068	1,166
John Wiley & Sons Inc. Class A	493	17,147
McGraw-Hill Companies Inc. (The)	2,807	75,340
Media General Inc. Class A	774	5,906
Meredith Corp.	329	6,373
News Corp. Class A	14,877	158,291
News Corp. Class B	4,207	44,678
Pearson PLC SP ADR	6,762	68,431

Reed Elsevier NV SP ADR	2,561	68,251
Reed Elsevier PLC SP ADR	2,543	89,920
Rogers Communications Inc. Class B	4,096	119,153
Scripps Networks Interactive Inc. Class A	658	18,687
Shaw Communications Inc. Class B	3,361	59,826
Thomson Reuters Corp.(b)	1,451	34,069
Time Warner Cable Inc. Class A(a)	1,363	26,688
Time Warner Inc.	30,181	304,526
Viacom Inc. Class B(a)	4,559	92,183
Walt Disney Co. (The)	14,659	379,668
Washington Post Co. (The) Class B	61	26,035

		1,854,937
METAL FABRICATE & HARDWARE—0.19%
CIRCOR International Inc.	120	3,678
Commercial Metals Co.	1,068	11,855
Kaydon Corp.	337	11,259
Mueller Industries Inc.	523	11,961
Mueller Water Products Inc. Class A	1,080	7,560
Precision Castparts Corp.	1,158	75,050
Tenaris SA ADR	2,035	41,901
Timken Co. (The)	814	12,926
Valmont Industries Inc.	160	8,765
Worthington Industries Inc.	567	6,844

		191,799
MINING—2.41%
Agnico-Eagle Mines Ltd.	1,286	35,558
Alcoa Inc.	6,947	79,960
Alumina Ltd. SP ADR	2,454	14,037
Aluminum Corp. of China Ltd. ADR	1,416	13,282
AMCOL International Corp.	197	4,832
AngloGold Ashanti Ltd. SP ADR	2,374	43,326
Barrick Gold Corp.	7,403	168,196
BHP Billiton Ltd. SP ADR	14,141	549,802
BHP Billiton PLC ADR	9,447	324,316
Cameco Corp.	2,951	47,865
Coeur d’Alene Mines Corp.(a)	6,683	4,812
Companhia Vale do Rio Doce ADR	11,557	151,628
Compania de Minas Buenaventura SA ADR	1,583	20,009
Compass Minerals International Inc.	366	20,104
Freeport-McMoRan Copper & Gold Inc.	3,221	93,731
Gold Fields Ltd. SP ADR	6,443	42,846
Goldcorp Inc.	6,001	111,979
Harmony Gold Mining Co. Ltd. SP ADR(a)	2,362	17,266
Hecla Mining Co.(a)(b)	1,715	4,270
IAMGOLD Corp.	4,319	14,253
Kinross Gold Corp.	5,771	60,192
Newmont Mining Corp.	3,801	100,118
Rio Tinto PLC SP ADR	2,229	414,304
RTI International Metals Inc.(a)	252	3,979
Southern Copper Corp.	1,956	28,479
Stillwater Mining Co.(a)	696	2,756
Teck Cominco Ltd. Class B	3,553	34,855
Titanium Metals Corp.	894	8,323
Vulcan Materials Co.(b)	875	47,495
Yamana Gold Inc.	4,557	21,099

		2,483,672
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	249	2,087

		2,087
OFFICE & BUSINESS EQUIPMENT—0.45%
Canon Inc. SP ADR(b)	9,920	339,958
IKON Office Solutions Inc.	750	12,923
Pitney Bowes Inc.	1,695	42,002
Xerox Corp.	8,072	64,737

		459,620
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A(b)	816	7,589

		7,589

OIL & GAS—14.20%
Anadarko Petroleum Corp.	3,872	136,682
Apache Corp.	2,774	228,383
Atwood Oceanics Inc.(a)	631	17,340
Berry Petroleum Co. Class A	545	12,699
BP PLC SP ADR	26,053	1,294,834
Cabot Oil & Gas Corp.	896	25,151
Canadian Natural Resources Ltd.	4,547	229,714
Chesapeake Energy Corp.	4,564	100,271
Chevron Corp.	17,161	1,280,211
China Petroleum & Chemical Corp. ADR	1,479	96,179
Cimarex Energy Co.	861	34,836
CNOOC Ltd. ADR	1,254	102,439
Comstock Resources Inc.(a)	507	25,056
ConocoPhillips	11,775	612,536
Denbury Resources Inc.(a)	2,147	27,288
Devon Energy Corp.	3,485	281,797
Diamond Offshore Drilling Inc.	529	46,975
EnCana Corp.	6,360	323,788
Encore Acquisition Co.(a)	539	16,790
Eni SpA SP ADR(b)	10,052	482,999
ENSCO International Inc.	1,267	48,159
EOG Resources Inc.	2,045	165,481
EXCO Resources Inc.(a)	1,955	17,966
Exxon Mobil Corp.	43,431	3,219,105
Forest Oil Corp.(a)	699	20,418
Frontier Oil Corp.	989	13,065
Helmerich & Payne Inc.	888	30,467
Hess Corp.	2,438	146,792
Marathon Oil Corp.	5,929	172,534
Mariner Energy Inc.(a)	1,134	16,318
Murphy Oil Corp.	1,581	80,062
Nabors Industries Ltd.(a)	2,250	32,355
Newfield Exploration Co.(a)	1,001	23,003
Nexen Inc.	4,400	70,356
Noble Corp.	2,292	73,825
Noble Energy Inc.	1,478	76,590
Occidental Petroleum Corp.	6,844	380,116
Parker Drilling Co.(a)	2,041	10,450
Penn Virginia Corp.	433	16,095
Penn West Energy Trust	972	17,360
Petro-Canada	4,024	100,439
PetroChina Co. Ltd. ADR	1,779	132,678
Petrohawk Energy Corp.(a)	2,268	42,979
Petroleo Brasileiro SA ADR	9,445	253,976
Pioneer Natural Resources Co.	1,071	29,806
Plains Exploration & Production Co.(a)	1,065	30,033
Pride International Inc.(a)	1,265	23,769
Quicksilver Resources Inc.(a)	1,155	12,093
Range Resources Corp.	1,377	58,137
Repsol YPF SA SP ADR	6,508	124,433
Rowan Companies Inc.	1,097	19,900
Royal Dutch Shell PLC Class A ADR	14,809	826,490
Royal Dutch Shell PLC Class B ADR	11,366	628,426
Sasol Ltd. SP ADR	3,953	114,360
Southwestern Energy Co.(a)	3,117	111,028
St. Mary Land & Exploration Co.	748	18,618
StatoilHydro ASA SP ADR	7,805	156,881
Stone Energy Corp.(a)	408	12,379
Suncor Energy Inc.	7,803	186,648
Sunoco Inc.	1,046	31,903
Swift Energy Co.(a)(b)	414	13,281
Talisman Energy Inc.	8,684	87,535
Tesoro Corp.	1,223	11,826
Total SA SP ADR	17,507	970,588
Transocean Inc.(a)	2,706	222,785
Ultra Petroleum Corp.(a)	1,381	64,286
Unit Corp.(a)	329	12,351
VAALCO Energy Inc.(a)	1,403	7,436
Valero Energy Corp.	4,668	96,067
W&T Offshore Inc.	600	11,502
Whiting Petroleum Corp.(a)	519	26,983
XTO Energy Inc.	4,610	165,730
YPF SA SP ADR	105	4,844

		14,616,675

OIL & GAS SERVICES—1.28%
Baker Hughes Inc.	2,630	91,919
BJ Services Co.	2,360	30,326
Cameron International Corp.(a)	1,805	43,789
Compagnie Generale de Geophysique-Veritas SP ADR(a)	1,179	19,159
Complete Production Services Inc.(a)	780	9,664
Core Laboratories NV	186	13,708
Dril-Quip Inc.(a)	358	8,843
Exterran Holdings Inc.(a)	619	13,872
FMC Technologies Inc.(a)	1,147	40,134
Halliburton Co.	7,550	149,415
Helix Energy Solutions Group Inc.(a)	786	8,300
ION Geophysical Corp.(a)	1,305	8,561
National Oilwell Varco Inc.(a)	3,465	103,569
Newpark Resources Inc.(a)	1,208	6,946
Oceaneering International Inc.(a)	540	15,212
Oil States International Inc.(a)	599	13,855
Schlumberger Ltd.	9,965	514,692
SEACOR Holdings Inc.(a)	160	10,747
Smith International Inc.	2,005	69,132
Superior Energy Services Inc.(a)	696	14,839
Tetra Technologies Inc.(a)	641	4,461
Tidewater Inc.	449	19,581
Weatherford International Ltd.(a)	5,875	99,170
Willbros Group Inc.(a)	544	8,427

		1,318,321
PACKAGING & CONTAINERS—0.22%
Ball Corp.	929	31,772
Bemis Co. Inc.	997	24,765
Crown Holdings Inc.(a)	1,707	34,447
Greif Inc. Class A	160	6,493
Intertape Polymer Group Inc.(a)	1,880	3,854
Owens-Illinois Inc.(a)	1,503	34,389
Packaging Corp. of America	853	14,356
Pactiv Corp.(a)	1,101	25,940
Sealed Air Corp.	1,476	24,974
Sonoco Products Co.	1,063	26,766

		227,756
PHARMACEUTICALS—7.26%
Abbott Laboratories	12,848	708,567
Allergan Inc.	2,560	101,555
Alpharma Inc. Class A(a)(b)	549	17,189
AmerisourceBergen Corp.	1,481	46,311
AstraZeneca PLC SP ADR	12,185	517,375
Barr Pharmaceuticals Inc.(a)	967	62,139
Bristol-Myers Squibb Co.	16,661	342,384
Cardinal Health Inc.	3,065	117,083
Dr. Reddy’s Laboratories Ltd. ADR	1,547	13,088
Elan Corp. PLC SP ADR(a)	3,992	30,459
Eli Lilly and Co.	8,056	272,454
Forest Laboratories Inc.(a)	2,627	61,025
GlaxoSmithKline PLC SP ADR	24,062	931,199
Herbalife Ltd.	565	13,803
Hospira Inc.(a)	1,342	37,334
K-V Pharmaceutical Co. Class A(a)	616	10,472
Medco Health Solutions Inc.(a)	4,258	161,591
Medicis Pharmaceutical Corp. Class A	563	8,034
Merck & Co. Inc.	17,827	551,746
Mylan Inc.(a)	2,025	17,354
NBTY Inc.(a)	478	11,171
Novartis AG ADR	20,518	1,046,213
Novo-Nordisk A/S SP ADR	4,001	214,094
Omnicare Inc.	665	18,334
Pfizer Inc.	56,468	1,000,048
PharMerica Corp.(a)	693	14,227
Sanofi-Aventis ADR	17,080	540,070
Schering-Plough Corp.	13,879	201,107
Valeant Pharmaceuticals International(a)(b)	900	16,893
Watson Pharmaceuticals Inc.(a)	1,139	29,808

Wyeth	11,218	360,995

		7,474,122
PIPELINES—0.62%
El Paso Corp.	5,932	57,540
Enbridge Inc.	2,742	94,873
Equitable Resources Inc.	1,067	37,036
National Fuel Gas Co.	511	18,493
ONEOK Inc.	818	26,094
Questar Corp.	1,552	53,482
Spectra Energy Corp.	5,409	104,556
TransCanada Corp.	4,526	137,138
Transportadora de Gas del Sur SA SP ADR	1,914	2,871
Williams Companies Inc. (The)	5,110	107,157

		639,240
REAL ESTATE—0.15%
Brookfield Asset Management Inc. Class A	4,693	84,615
Brookfield Properties Corp.	2,146	21,653
Forest City Enterprises Inc. Class A	854	10,154
Forestar Real Estate Group Inc.(a)	622	5,443
Hilltop Holdings Inc.(a)	1,836	17,258
Jones Lang LaSalle Inc.	294	9,678
MI Developments Inc. Class A	732	8,301

		157,102
REAL ESTATE INVESTMENT TRUSTS—1.57%
Alesco Financial Inc.(b)	3,896	2,727
Alexandria Real Estate Equities Inc.	329	22,872
AMB Property Corp.	863	20,738
American Campus Communities Inc.	357	9,275
Annaly Capital Management Inc.	4,278	59,464
Anworth Mortgage Asset Corp.	621	3,639
Apartment Investment and Management Co. Class A	1,048	15,332
Ashford Hospitality Trust Inc.	1,446	2,343
AvalonBay Communities Inc.	618	43,890
BioMed Realty Trust Inc.	1,107	15,553
Boston Properties Inc.	899	63,721
BRE Properties Inc. Class A	409	14,237
Camden Property Trust	564	19,012
CapitalSource Inc.	1,714	12,684
CapLease Inc.	1,785	12,049
DCT Industrial Trust Inc.	2,268	11,181
Developers Diversified Realty Corp.	955	12,577
Douglas Emmett Inc.	1,022	15,432
Duke Realty Corp.	1,418	20,008
EastGroup Properties Inc.	409	13,693
Entertainment Properties Trust	419	15,692
Equity Lifestyle Properties Inc.	260	10,917
Equity One Inc.	667	11,652
Equity Residential	2,474	86,417
Essex Property Trust Inc.	160	15,568
Extra Space Storage Inc.	1,095	12,603
Federal Realty Investment Trust	409	25,059
FelCor Lodging Trust Inc.	784	2,360
First Industrial Realty Trust Inc.(b)	530	5,480
General Growth Properties Inc.	1,963	8,127
Getty Realty Corp.	406	7,905
Glimcher Realty Trust	698	3,658
HCP Inc.	2,034	60,878
Health Care REIT Inc.	697	31,023
Highwoods Properties Inc.	449	11,144
Home Properties Inc.	489	19,800
Hospitality Properties Trust	529	5,369
Host Hotels & Resorts Inc.	4,299	44,452
HRPT Properties Trust	2,249	8,119
Inland Real Estate Corp.	698	7,999
iStar Financial Inc.(b)	1,220	1,293
JER Investors Trust Inc.	1,290	4,193
Kilroy Realty Corp.	248	7,973
Kimco Realty Corp.	1,897	42,834
LaSalle Hotel Properties	655	9,222
Lexington Realty Trust	974	7,821

Liberty Property Trust	658	15,693
Macerich Co. (The)	600	17,652
Maguire Properties Inc.(b)	738	2,620
MFA Mortgage Investments Inc.	1,590	8,745
National Health Investors Inc.	329	9,850
National Retail Properties Inc.	768	13,693
Nationwide Health Properties Inc.	811	24,200
NorthStar Realty Finance Corp.(b)	1,303	7,492
Omega Healthcare Investors Inc.	1,109	16,713
Parkway Properties Inc.	528	9,108
Pennsylvania Real Estate Investment Trust	616	7,792
Post Properties Inc.	521	11,629
ProLogis	2,179	30,506
Public Storage	1,027	83,701
Ramco-Gershenson Properties Trust	295	3,888
Realty Income Corp.(b)	974	22,519
Regency Centers Corp.	449	17,718
Saul Centers Inc.	247	9,038
Senior Housing Properties Trust	788	15,106
Simon Property Group Inc.	1,849	123,938
SL Green Realty Corp.	493	20,726
Sovran Self Storage Inc.	329	10,676
Strategic Hotels & Resorts Inc.	1,097	5,430
Sun Communities Inc.	581	8,738
Sunstone Hotel Investors Inc.	345	2,260
Tanger Factory Outlet Centers Inc.	492	17,796
Taubman Centers Inc.	409	13,587
UDR Inc.	1,440	28,454
Universal Health Realty Income Trust	488	16,938
U-Store-It Trust	1,485	10,187
Ventas Inc.	1,269	45,760
Vornado Realty Trust	1,159	81,767
Washington Real Estate Investment Trust	771	23,115
Weingarten Realty Investors	969	19,816

		1,614,836
RETAIL—4.23%
Abercrombie & Fitch Co. Class A	737	21,344
Advance Auto Parts Inc.	862	26,894
Aeropostale Inc.(a)	564	13,654
American Eagle Outfitters Inc.	1,525	16,958
AnnTaylor Stores Corp.(a)(b)	823	10,345
AutoNation Inc.(a)(b)	1,252	8,601
AutoZone Inc.(a)	358	45,570
Barnes & Noble Inc.(b)	622	11,743
Best Buy Co. Inc.	2,783	74,612
Big Lots Inc.(a)(b)	708	17,296
BJ’s Wholesale Club Inc.(a)	567	19,958
Blockbuster Inc. Class A(a)(b)	2,429	3,692
Brinker International Inc.	1,227	11,411
Brown Shoe Co. Inc.	659	6,946
Buckle Inc. (The)	180	4,741
Cabela’s Inc. Class A(a)(b)	520	4,134
CarMax Inc.(a)(b)	2,212	23,491
Cash America International Inc.	331	11,707
Cato Corp. Class A	248	3,849
Chipotle Mexican Grill Inc. Class B(a)	153	6,544
CKE Restaurants Inc.	409	3,472
Collective Brands Inc.(a)	882	11,281
CVS Caremark Corp.	11,988	367,432
Darden Restaurants Inc.	1,267	28,089
Delhaize Group SP ADR	778	43,879
Dick’s Sporting Goods Inc.(a)	804	12,317
Dillard’s Inc. Class A(b)	818	4,360
DineEquity Inc.(b)	160	2,885
Family Dollar Stores Inc.	1,395	37,539
GameStop Corp. Class A(a)	1,207	33,060
Gap Inc. (The)	4,525	58,554
Genesco Inc.(a)	160	3,970
Home Depot Inc.	14,138	333,515
J.C. Penney Co. Inc.	1,624	38,846
Jack in the Box Inc.(a)	658	13,226
Kohl’s Corp.(a)	2,451	86,104
Landry’s Restaurants Inc.	197	2,472

Limited Brands Inc.	2,817	33,748
Lowe’s Companies Inc.	12,315	267,236
Macy’s Inc.	3,660	44,981
McDonald’s Corp.	9,464	548,250
Men’s Wearhouse Inc. (The)	447	6,835
Movado Group Inc.	160	2,434
MSC Industrial Direct Co. Inc. Class A	525	18,827
New York & Co. Inc.(a)	658	1,856
99 Cents Only Stores(a)	1,219	14,872
Nordstrom Inc.	1,601	28,962
Nu Skin Enterprises Inc. Class A	449	5,788
OfficeMax Inc.	934	7,519
Penske Automotive Group Inc.	728	5,962
Regis Corp.	369	4,565
Rite Aid Corp.(a)(b)	6,986	3,493
Saks Inc.(a)	1,027	6,162
Sonic Automotive Inc.	510	2,616
Stage Stores Inc.	663	5,112
Steak n Shake Co. (The)(a)	1,789	9,213
Talbots Inc. (The)(b)	736	7,220
Target Corp.	5,929	237,871
Tiffany & Co.	1,227	33,681
Tim Hortons Inc.	1,530	38,510
TJX Companies Inc. (The)	3,377	90,369
Tween Brands Inc.(a)	341	2,905
Under Armour Inc. Class A(a)(b)	376	9,776
Walgreen Co.	8,256	210,198
Wal-Mart Stores Inc.	20,432	1,140,310
Wendy’s/Arby’s Group Inc. Class A	4,906	17,760
World Fuel Services Corp.	326	6,986
Yum! Brands Inc.	4,155	120,537

		4,359,045
SAVINGS & LOANS—0.08%
FirstFed Financial Corp.(a)(b)	263	2,354
Guaranty Financial Group Inc.(a)(b)	299	607
New York Community Bancorp Inc.	2,841	44,490
NewAlliance Bancshares Inc.	1,296	17,885
Sovereign Bancorp Inc.(a)	5,481	15,895

		81,231
SEMICONDUCTORS—0.89%
Advanced Micro Devices Inc.(a)	5,477	19,170
Advanced Semiconductor Engineering Inc. ADR	9,871	21,420
Analog Devices Inc.	2,243	47,910
Emulex Corp.(a)	1,191	11,315
Fairchild Semiconductor International Inc. Class A(a)	1,430	8,122
Infineon Technologies AG ADR(a)	6,810	21,315
International Rectifier Corp.(a)	693	10,700
LSI Corp.(a)	7,665	29,510
MEMC Electronic Materials Inc.(a)	1,859	34,168
Micron Technology Inc.(a)	7,180	33,818
National Semiconductor Corp.	2,467	32,490
Semiconductor Manufacturing International Corp. ADR(a)	4,799	4,751
STMicroelectronics NV NYS	6,174	50,997
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	37,327	308,321
Teradyne Inc.(a)	1,688	8,609
Texas Instruments Inc.	11,183	218,739
United Microelectronics Corp. SP ADR(b)	23,127	56,661

		918,016
SOFTWARE—0.76%
American Reprographics Co.(a)	444	4,724
BMC Software Inc.(a)	1,885	48,671
Broadridge Financial Solutions Inc.	1,593	19,275
Dun & Bradstreet Corp. (The)	471	34,708
Fair Isaac Corp.	522	8,138
Fidelity National Information Services Inc.	1,669	25,185
Global Payments Inc.	658	26,656
IMS Health Inc.	1,861	26,687
Konami Corp. ADR	895	15,931

MasterCard Inc. Class A	713	105,396
Metavante Technologies Inc.(a)	1,043	17,491
Red Hat Inc.(a)	2,033	27,059
Salesforce.com Inc.(a)	954	29,536
SAP AG SP ADR	7,513	265,434
Satyam Computer Services Ltd. ADR	2,933	46,136
Sybase Inc.(a)	818	21,783
SYNNEX Corp.(a)	337	5,200
Total System Services Inc.	1,617	22,218
VeriFone Holdings Inc.(a)	888	10,088
Wipro Ltd. ADR	3,046	23,576

		783,892
TELECOMMUNICATIONS—7.45%
Alcatel-Lucent SP ADR(a)	20,952	53,847
Amdocs Ltd.(a)	1,595	35,983
America Movil SAB de CV Series L ADR	7,066	218,622
American Tower Corp. Class A(a)	3,598	116,251
Anixter International Inc.(a)(b)	288	9,680
AT&T Inc.	49,570	1,326,989
BCE Inc.	6,650	192,917
British Telecom PLC SP ADR	6,543	123,663
CenturyTel Inc.	1,002	25,160
China Mobile Hong Kong Ltd. SP ADR	6,931	304,202
China Telecom Corp. Ltd. ADR	1,325	46,706
China Unicom (Hong Kong) Ltd. ADR	6,374	91,849
Cincinnati Bell Inc.(a)	3,728	8,910
CommScope Inc.(a)	641	9,429
Corning Inc.	13,168	142,609
Crown Castle International Corp.(a)	2,231	47,230
Deutsche Telekom AG SP ADR	25,036	371,785
Embarq Corp.	1,208	36,240
FairPoint Communications Inc.	985	3,920
France Telecom SA SP ADR	16,164	409,272
Frontier Communications Corp.	2,898	22,054
Harris Corp.	1,147	41,235
Hellenic Telecommunications Organization SA SP ADR	5,366	38,957
Hypercom Corp.(a)	1,325	2,584
KT Corp. SP ADR	1,404	17,620
Magyar Telekom PLC SP ADR	912	14,501
MasTec Inc.(a)	900	7,848
MetroPCS Communications Inc.(a)	1,229	16,886
Mobile TeleSystems SP ADR	1,628	63,736
Motorola Inc.	19,153	102,852
NeuStar Inc. Class A(a)	863	17,001
Nippon Telegraph and Telephone Corp. ADR	7,259	147,721
Nokia OYJ SP ADR	31,631	480,159
Nortel Networks Corp.(a)	3,882	4,853
NTT DoCoMo Inc. SP ADR	13,435	208,243
Philippine Long Distance Telephone Co. SP ADR	620	25,358
Plantronics Inc.	737	10,642
Portugal Telecom SGPS SP ADR	6,922	45,547
PT Indosat Tbk ADR(b)	491	11,926
PT Telekomunikasi Indonesia SP ADR	2,254	45,170
Qwest Communications International Inc.	12,386	35,424
Rostelecom SP ADR	446	16,614
SK Telecom Co. Ltd. ADR	2,577	44,350
Sprint Nextel Corp.	24,496	76,672
Syniverse Holdings Inc.(a)	637	11,976
Tata Communications Ltd. ADR	493	11,822
Telecom Argentina SA SP ADR(a)	949	5,523
Telecom Corp. of New Zealand Ltd. SP ADR	3,400	23,664
Telecom Italia SpA SP ADR	9,466	107,912
Telefonica SA SP ADR	11,473	636,866
Telefonos de Mexico SAB de CV Series L SP ADR(b)	2,619	46,932
Telkom South Africa Ltd. SP ADR	455	19,824
Telmex Internacional SAB de CV ADR	2,935	30,788
TELUS Corp.	1,381	45,021
Turkcell Iletisim Hizmetleri AS ADR	2,169	26,614
Verizon Communications Inc.	23,767	705,167
Vimpel-Communications SP ADR	2,519	36,526
Vodafone Group PLC SP ADR	44,289	853,449

Windstream Corp.	4,072	30,581

		7,665,882
TEXTILES—0.03%
Mohawk Industries Inc.(a)(b)	449	21,723
UniFirst Corp.	234	7,635

		29,358
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	1,307	37,994
Marvel Entertainment Inc.(a)	542	17,447
Mattel Inc.	3,226	48,455

		103,896
TRANSPORTATION—1.66%
Bristow Group Inc.(a)	359	8,892
Burlington Northern Santa Fe Corp.	2,280	203,057
Canadian National Railway Co.	3,815	165,037
Canadian Pacific Railway Ltd.	1,212	54,540
Con-way Inc.	565	19,233
CSX Corp.	3,332	152,339
FedEx Corp.	2,398	156,757
Frontline Ltd.(b)	634	20,161
Genesee & Wyoming Inc. Class A(a)	363	12,106
Guangshen Railway Co. Ltd. SP ADR	445	8,522
Kansas City Southern Industries Inc.(a)	731	22,566
Kirby Corp.(a)	561	19,254
Knight Transportation Inc.	931	14,803
Norfolk Southern Corp.	3,231	193,666
Overseas Shipholding Group Inc.	345	12,965
Ryder System Inc.	529	20,959
Ship Finance International Ltd.	700	9,555
Teekay Corp.	567	12,105
Tsakos Energy Navigation Ltd.	329	8,139
Union Pacific Corp.	4,214	281,369
United Parcel Service Inc. Class B	5,870	309,819

		1,705,844
TRUCKING & LEASING—0.01%
GATX Corp.	407	11,620

		11,620
WATER—0.14%
American States Water Co.	411	14,060
Aqua America Inc.	1,029	18,522
California Water Service Group	364	13,672
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	487	11,201
Veolia Environnement ADR	3,338	83,283

		140,738

TOTAL COMMON STOCKS
(Cost: $150,957,280)		102,662,762

Security	Shares	Value

PREFERRED STOCKS—0.03%

ELECTRIC—0.02%
Companhia Paranaense de Energia SP ADR	1,262	14,034

		14,034
FOREST PRODUCTS & PAPER—0.01%
Aracruz Celulose SA SP ADR	524	6,969
Votorantim Celulose e Papel SA SP ADR	555	5,600

		12,569
REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Class A, 6.13%	80	1,880

		1,880

TOTAL PREFERRED STOCKS
(Cost: $66,230)		28,483

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.42%

MONEY MARKET FUNDS—2.42%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(c)(d)	109,028	109,028
BGI Cash Premier Fund LLC
2.50%(c)(d)(e)	2,381,431	2,381,431

		2,490,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,490,459)		2,490,459

TOTAL INVESTMENTS IN SECURITIES—102.15%
(Cost: $153,513,969)		105,181,704
Other Assets, Less Liabilities—(2.15)%		(2,215,553)

NET ASSETS—100.00%		$102,966,151

ADR	-	American Depositary Receipts
NVS	-	Non-Voting Shares
NYS	-	New York Registered Shares
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2008

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—2.63%
Boeing Co. (The)	9,626	$503,151
General Dynamics Corp.	4,887	294,784
Lockheed Martin Corp.	4,574	389,019
United Technologies Corp.	12,911	709,589

		1,896,543
AGRICULTURE—3.61%
Altria Group Inc.	29,983	575,374
Monsanto Co.	7,878	700,984
Philip Morris International Inc.	30,528	1,327,052

		2,603,410
BANKS—7.03%
Bank of America Corp.	72,867	1,761,195
Bank of New York Mellon Corp. (The)	16,582	540,573
State Street Corp.	6,282	272,325
U.S. Bancorp	25,070	747,337
Wachovia Corp.	31,423	201,421
Wells Fargo & Co.	45,298	1,542,397

		5,065,248
BEVERAGES—4.59%
Anheuser-Busch Companies Inc.	10,369	643,189
Coca-Cola Co. (The)	30,966	1,364,362
PepsiCo Inc.	22,774	1,298,346

		3,305,897
BIOTECHNOLOGY—0.78%
Genentech Inc.(a)	6,749	559,762

		559,762
CHEMICALS—1.20%
Dow Chemical Co. (The)	13,539	361,085
E.I. du Pont de Nemours and Co.	13,038	417,216
Mosaic Co. (The)	2,143	84,456

		862,757
COMMERCIAL SERVICES—0.50%
Visa Inc. Class A	6,497	359,609

		359,609
COMPUTERS—4.93%
EMC Corp.(a)	30,016	353,588
Hewlett-Packard Co.	35,867	1,372,989
International Business Machines Corp.	19,696	1,831,137

		3,557,714

COSMETICS & PERSONAL CARE—4.54%
Colgate-Palmolive Co.	7,375	462,855
Procter & Gamble Co. (The)	43,545	2,810,394

		3,273,249
DIVERSIFIED FINANCIAL SERVICES—6.52%
American Express Co.	14,921	410,328
Citigroup Inc.	79,079	1,079,428
Goldman Sachs Group Inc. (The)	5,828	539,090
JPMorgan Chase & Co.	50,200	2,070,750
Merrill Lynch & Co. Inc.	18,654	346,778
Morgan Stanley	14,642	255,796

		4,702,170
ELECTRIC—1.68%
Dominion Resources Inc.	8,381	304,063
Exelon Corp.	9,610	521,246
Southern Co. (The)	11,166	383,440

		1,208,749
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Emerson Electric Co.	11,320	370,504

		370,504
FOOD—0.79%
Kraft Foods Inc.	19,570	570,270

		570,270
HEALTH CARE - PRODUCTS—5.28%
Alcon Inc.	1,105	97,373
Baxter International Inc.	9,201	556,569
Johnson & Johnson	40,626	2,491,999
Medtronic Inc.	16,302	657,460

		3,803,401
HEALTH CARE - SERVICES—0.99%
UnitedHealth Group Inc.	17,819	422,845
WellPoint Inc.(a)	7,441	289,232

		712,077
HOLDING COMPANIES - DIVERSIFIED—0.83%
Berkshire Hathaway Inc. Class B(a)	156	599,040

		599,040
HOUSEHOLD PRODUCTS & WARES—0.51%
Kimberly-Clark Corp.	6,048	370,682

		370,682
INSURANCE—1.47%
Allstate Corp. (The)	7,883	208,032
American International Group Inc.	34,131	65,190
MetLife Inc.	7,039	233,836
Prudential Financial Inc.	6,148	184,440
Travelers Companies Inc. (The)	8,599	365,887

		1,057,385
MACHINERY—0.80%
Caterpillar Inc.	8,823	336,774
Deere & Co.	6,276	242,003

		578,777

MANUFACTURING—5.48%
General Electric Co.	145,170	2,832,267
Honeywell International Inc.	9,914	301,881
Illinois Tool Works Inc.	6,488	216,634
3M Co.	9,328	599,790

		3,950,572
MEDIA—2.04%
News Corp. Class A	26,412	281,024
Time Warner Inc.	52,098	525,669
Walt Disney Co. (The)	25,521	660,994

		1,467,687
MINING—0.48%
Alcoa Inc.	11,847	136,359
Freeport-McMoRan Copper & Gold Inc.	5,554	161,621
Southern Copper Corp.	3,228	47,000

		344,980
OIL & GAS—16.74%
Anadarko Petroleum Corp.	6,816	240,605
Apache Corp.	4,855	399,712
Chevron Corp.	29,867	2,228,078
ConocoPhillips	20,469	1,064,797
Devon Energy Corp.	6,102	493,408
EOG Resources Inc.	3,595	290,907
Exxon Mobil Corp.	75,512	5,596,949
Hess Corp.	4,228	254,568
Marathon Oil Corp.	10,326	300,487
Occidental Petroleum Corp.	11,974	665,036
Transocean Inc.(a)	4,604	379,047
Valero Energy Corp.	7,557	155,523

		12,069,117
OIL & GAS SERVICES—1.84%
Halliburton Co.	12,835	254,005
National Oilwell Varco Inc.(a)	5,989	179,011
Schlumberger Ltd.	17,315	894,320

		1,327,336
PHARMACEUTICALS—8.27%
Abbott Laboratories	22,383	1,234,422
Bristol-Myers Squibb Co.	28,649	588,737
Eli Lilly and Co.	14,081	476,219
Merck & Co. Inc.	31,172	964,773
Pfizer Inc.	97,995	1,735,491
Schering-Plough Corp.	23,555	341,312
Wyeth	19,420	624,936

		5,965,890
RETAIL—7.48%
CVS Caremark Corp.	20,788	637,152
Home Depot Inc.	24,733	583,451
Lowe’s Companies Inc.	21,307	462,362
McDonald’s Corp.	16,460	953,528
Target Corp.	10,224	410,187
Walgreen Co.	14,419	367,108
Wal-Mart Stores Inc.	35,465	1,979,302

		5,393,090

SEMICONDUCTORS—0.51%
Texas Instruments Inc.	19,005	371,738

		371,738
TELECOMMUNICATIONS—5.44%
AT&T Inc.	86,368	2,312,071
Corning Inc.	22,815	247,086
Sprint Nextel Corp.	40,565	126,968
Verizon Communications Inc.	41,607	1,234,480

		3,920,605
TRANSPORTATION—2.30%
Burlington Northern Santa Fe Corp.	4,089	364,166
FedEx Corp.	4,234	276,777
Union Pacific Corp.	7,416	495,166
United Parcel Service Inc. Class B	9,895	522,258

		1,658,367

TOTAL COMMON STOCKS
(Cost: $105,339,673)		71,926,626

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%(b)(c)	36,687	36,687

		36,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,687)		36,687

TOTAL INVESTMENTS IN SECURITIES—99.82%
(Cost: $105,376,360)		71,963,313
Other Assets, Less Liabilities—0.18%		128,436

NET ASSETS—100.00%		$72,091,749

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares S&P North American Natural Resources Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software, iShares S&P North American Technology Sector, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, iShares MSCI Kokusai, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI All Country Asia ex Japan Index Fund commenced operations on August 13, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE China (HK Listed)	$2,832,387	$—	$17,702	$2,850,089
FTSE Developed Small Cap ex-North America	18,931,833	—	5,829	18,937,662
FTSE/Xinhua China 25	5,559,565,791	—	—	5,559,565,791
S&P North American Natural Resources Sector	1,189,163,354	—	—	1,189,163,354
S&P North American Technology-Multimedia Networking	54,658,969	—	—	54,658,969
S&P North American Technology-Semiconductors	120,143,885	—	—	120,143,885
S&P North American Technology-Software	334,775,104	—	—	334,775,104
S&P North American Technology Sector	209,605,592	—	—	209,605,592
MSCI ACWI	148,821,661	—	5,361	148,827,022
MSCI ACWI ex US	72,391,252	—	3	72,391,255
MSCI All Country Asia ex Japan	60,640,117	—	59,429	60,699,546
MSCI EAFE	27,602,227,491	—	10,221,465	27,612,448,956
MSCI EAFE Growth	921,114,916	—	49,727	921,164,643
MSCI EAFE Value	676,156,615	—	412,431	676,569,046
MSCI EAFE Small Cap	166,994,098	—	5,195	166,999,293
MSCI Kokusai	23,962,675	—	2,048	23,964,723
NYSE Composite	105,181,704	—	—	105,181,704
NYSE 100	71,963,313	—	—	71,963,313

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the first quarter ended October 31, 2008:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain(Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE China (HK listed)	$—	$—	$—	$—	$17,702	$17,702	$—
FTSE Developed Small Cap ex-North America	8,310	—	(2,481)	—	—	5,829	(2,481)
MSCI ACWI	98,397	—	—	—	(93,036)	5,361	—
MSCI ACWI ex US	8,456	—	(47)	(3,559)	(4,847)	3	—
MSCI All Country Asia ex Japan	—	—	—	—	59,429	59,429	—

MSCI EAFE	19,719,390	—	(159,470)	(10,300,610)	962,155	10,221,465	—
MSCI EAFE Growth	262,306	—	—	—	(212,579)	49,727	—
MSCI EAFE Value	461,638	—	(6,048)	(455,590)	412,431	412,431	—
MSCI EAFE Small Cap	160,987	—	(15,545)	(140,249)	2	5,195	(2,211)
MSCI Kokusai	10,021	—	(95)	(7,119)	(759)	2,048	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE China (HK Listed)	$4,924,423	$2,504	$(2,076,838)	$(2,074,334)
FTSE Developed Small Cap ex-North America	33,593,749	49,949	(14,706,036)	(14,656,087)
FTSE/Xinhua China 25	9,451,566,376	—	(3,892,000,585)	(3,892,000,585)
S&P North American Natural Resources Sector	1,706,110,584	—	(516,947,230)	(516,947,230)
S&P North American Technology-Multimedia Networking	124,296,503	—	(69,637,534)	(69,637,534)
S&P North American Technology-Semiconductors	237,784,978	—	(117,641,093)	(117,641,093)
S&P North American Technology-Software	510,080,314	—	(175,305,210)	(175,305,210)
S&P North American Technology Sector	350,107,063	—	(140,501,471)	(140,501,471)
MSCI ACWI	206,235,805	588,223	(57,997,006)	(57,408,783)
MSCI ACWI ex US	106,694,463	223,376	(34,526,584)	(34,303,208)
MSCI All Country Asia ex Japan	62,039,419	1,669,552	(3,009,425)	(1,339,873)
MSCI EAFE	38,882,292,330	342,674,986	(11,612,518,360)	(11,269,843,374)
MSCI EAFE Growth	1,460,016,546	11,992,971	(550,844,874)	(538,851,903)
MSCI EAFE Value	1,164,197,654	—	(487,628,608)	(487,628,608)
MSCI EAFE Small Cap	253,032,127	531,523	(86,564,357)	(86,032,834)
MSCI Kokusai	38,823,734	142,959	(15,001,970)	(14,859,011)
NYSE Composite	154,113,552	—	(48,931,848)	(48,931,848)
NYSE 100	105,827,384	240,490	(34,104,561)	(33,864,071)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

For the three months ended October 31, 2008, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
Barclays PLC	43	27	9	61	$174,972	$9,201	$1,738
MSCI ACWI ex US
Barclays PLC	25	35	—	60	174,169	6,440	—
MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	—	342	9	333	2,378,598	—	(20,847)
MSCI EAFE
Barclays PLC	28,159	1,380	2,451	27,088	78,298,862	6,000,905	(6,996,263)
MSCI EAFE Value
Barclays PLC	1,275	131	—	1,406	4,064,076	272,557	—
MSCI Kokusai
Barclays PLC	16	—	3	13	36,505	3,374	(2,362)
NYSE Composite
Barclays PLC SP ADR	13	4	—	17	182,336	12,261	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of October 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 12/17/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 12/17/2008

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: 12/17/2008